AMERICAN GENERAL SERIES
PORTFOLIO COMPANY
                                                          2929 ALLEN PARKWAY
                                                          HOUSTON, TEXAS 77019
PROSPECTUS                                                OCTOBER 1, 1996

The American General Series Portfolio Company (the "Series Company") is a mutual fund made up of 13 separate Funds (the "Funds"). Each of the Funds has a different investment objective. Each Fund is explained in more detail on its Fact Sheet contained in this prospectus. Here is a summary of the goals of the 13 Funds:

INDEX EQUITY FUNDS:

          STOCK INDEX FUND
          Growth through investments tracking the S&P 500 Index.

          MIDCAP INDEX FUND
          Growth through investments tracking the S&P MidCap 400 Index.

          SMALL CAP INDEX FUND
          Growth through investments tracking the Russell 2000 Index.

          INTERNATIONAL EQUITIES FUND
          Growth through investments tracking the EAFE Index.

ACTIVELY MANAGED EQUITY FUNDS:

          GROWTH FUND
          Growth through investments in service sector companies.

          GROWTH & INCOME FUND
          Growth and income through investments in stocks (or securities convertible into stocks).

INCOME FUNDS:

          CAPITAL CONSERVATION FUND
          Income and possible growth through investments in high quality debt securities.

          GOVERNMENT SECURITIES FUND
          Income and possible growth through investments in intermediate and long-term government debt securities.

          INTERNATIONAL GOVERNMENT BOND FUND
          Income and possible growth through investments in high quality foreign government debt securities.

SPECIALTY EQUITY FUNDS:

          SOCIAL AWARENESS FUND
          Growth through investments in stocks of companies meeting social criteria of the Fund.

          SCIENCE & TECHNOLOGY FUND
          Growth through investments in stocks of companies which benefit from development of science and technology.

MONEY MARKET FUND:

          MONEY MARKET FUND
          Income through investments in short-term money market securities.

ASSET ALLOCATION FUND:

          TIMED OPPORTUNITY FUND
          Maximum return through investments in a mix of stocks, bonds and money market securities.

SHARES OF THE MONEY MARKET FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THIS FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

These Funds are available to you only through a variable annuity contract you or your employer bought from The Variable Annuity Life Insurance Company ("VALIC") or one of its affiliates, or employee thrift plans maintained by VALIC or American General Corporation. VALIC is a member of the American General Corporation group of companies.

Because different contracts contain different combinations of Funds, all of the Funds in this prospectus may not be available to you. And, there may be some Funds that are available to you that don't appear in this prospectus. See the separate prospectus that describes your, or your employer's, annuity contract for a complete list of Funds in which you may invest.
BE SURE TO READ BOTH PROSPECTUSES IN FULL BEFORE YOU START PARTICIPATING AND KEEP THEM FOR FUTURE REFERENCE.

VALIC has filed a Statement of Additional Information, dated October 1, 1996, with the Securities and Exchange Commission. This Statement contains additional information about these Funds and is part of this prospectus. For a free copy, write to the American General Series Portfolio Company at the address above or call (800)-44-VALIC.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE FUNDS. ALSO, IT HAS NOT PASSED ON WHETHER THIS PROSPECTUS IS ADEQUATE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

                               TABLE OF CONTENTS

                                                PAGE
                                                ---
COVER PAGE
WELCOME.......................................    1
FINANCIAL HIGHLIGHTS..........................    2
ABOUT THE FUND'S MANAGEMENT...................   10
     Investment Adviser.......................   10
     Investment Sub-advisers..................   10
     Portfolio Manager........................   11
     How Advisers Are Paid for Their
       Services...............................   11
     About the Board of Directors.............   12
ABOUT THE FUNDS...............................   13
     Growth, Income and Stability
       Categories.............................   13
     About Level of Risk......................   13
     About Portfolio Turnover.................   13
     About Fund Performance...................   14
HOW TO READ A FUND FACT SHEET.................   15
THE INDEX EQUITY FUNDS........................   16
     Stock Index Fund.........................   18
     MidCap Index Fund........................   20
     Small Cap Index Fund.....................   22
     International Equities Fund..............   24
ACTIVELY MANAGED EQUITY FUNDS
     Growth Fund..............................   26
     Growth & Income Fund.....................   28
INCOME FUNDS
     Capital Conservation Fund................   30
     Government Securities Fund...............   32
     International Government Bond Fund.......   34
SPECIALTY EQUITY FUNDS
     Social Awareness Fund....................   36
     Science & Technology Fund................   39
MONEY MARKET FUND.............................   40
ASSET ALLOCATION FUND
     Timed Opportunity Fund...................   41
TYPES OF INVESTMENTS..........................   43
     Stocks...................................   43
     Bonds....................................   43
          Asset-Backed Securities.............   43
          Loan Participations.................   44
     Illiquid and Restricted Securities.......   44
     ADRs.....................................   44
     Foreign Currency.........................   44
     When-Issued Securities...................   44
     Money Market Securities..................   44
     Derivatives..............................   45
          Options.............................   45
          Futures Contracts...................   45
     Repurchase Agreements....................   46
     A Word About Risk........................   46
     Investment Practices.....................   47
          Limitations.........................   47
          Lending Portfolio Securities........   47
ABOUT THE SERIES COMPANY......................   48
     Series Company Shares....................   48
     Net Asset Value of the Series Company
       Shares.................................   48
     Dividends and Capital Gains..............   49
     Diversification..........................   49
     Taxes....................................   50
     Voting Rights............................   50
     Reports..................................   50
     Legal Matters............................   50

                                      (i)

WELCOME
--------------------------------------------------------------------------------

Unless otherwise specified in this prospectus, the words we, our, and VALIC mean The Variable Annuity Life Insurance Company. The words you and your mean the participant.

American General Series Portfolio Company (the "Series Company") was incorporated under the laws of Maryland on December 7, 1984.

The Series Company is an open-end management investment company and currently consists of 13 different Funds, each of which is described in detail in this prospectus. We serve as each Fund's Investment Adviser and, in this role, report directly to the Series Company's Board of Directors. As Investment Adviser, we make investment decisions for the Funds and are responsible for their day to day management. For more information, see "About the Funds' Management" in this prospectus.

Individuals can't invest in these Funds directly. Instead, they participate through an annuity contract or employer plan with VALIC or one of its affiliates, or employee thrift plans maintained by VALIC or American General Corporation. Most often employers set up these annuity contracts so they can offer their employees a way to save for retirement. Retirement plans through employers may be entitled to tax benefits that individual retirement plans may not be entitled to. These tax benefits are fully explained in your contract prospectus.

After you invest in a Fund you participate in Fund earnings or losses, in proportion to the amount of money you invest. Depending on your contract, if you withdraw your money before retirement, you may incur charges and additional tax liabilities. However, to save for retirement, you generally should let your investments and their earnings build. At retirement, you may withdraw all or a portion of your money, leave it in the account until you need it, or start receiving annuity payments. At a certain age you may be required to begin withdrawals.

All inquiries regarding this prospectus and annuity contracts issued by VALIC should be directed, in writing, to VALIC Customer Service, A3-01, at the address above, or by calling 1 (800) 633-8960.

All inquiries regarding annuity contracts issued by American General Life Insurance Company (AGL) should be directed to AGL's Annuity Administration Department, 2727-A Allen Parkway, Houston, Texas 77019-2191 or call (713) 831-3102. AGL is a member of the American General Corporation group of companies, as is VALIC.

OPEN-END means shares of the
FUNDS can be bought or sold by
the Series Company at any
time. Also, there is no limit on the
number of investors who may
buy shares.

FINANCIAL HIGHLIGHTS

Financial highlights are provided below for each of the Funds. The financial highlights are for the last 10 years of the Funds or if the Fund has been in operation a shorter period of time, since the date the Fund began operation. Ernst & Young LLP, Independent Auditors for the Series Company, has audited the Series Company's financial statements which include the information presented here. Their unqualified report appears in those audited financial statements, which are included in the Statement of Additional Information.

Per share data assumes that you held each share from the beginning to the end of each fiscal year. Total return assumes that you bought additional shares with dividends paid by the Fund. Total returns for periods of less than one year are not annualized.

A FUND'S FISCAL YEAR ends every May 31st.

STOCK INDEX FUND
--------------------------------------------------------------------------------

                                                                            FISCAL YEAR ENDED MAY 31,
                                              -------------------------------------------------------------------------------------
                                                  1996            1995            1994           1993          1992         1991
                                              ------------    ------------    ------------    ----------    ----------    ---------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF YEAR                    $16.81          $14.39          $14.36        $13.34        $12.60       $11.86
                                              ------------    ------------    ------------    ----------    ----------    ---------
+ INCOME (LOSS)
   from net investment income                         0.39            0.37            0.35          0.34          0.32         0.31
   from net realized & unrealized gain
    (loss) on securities                              4.26            2.45            0.12          1.20          0.74         0.81
                                              ------------    ------------    ------------    ----------    ----------    ---------
   total income (loss) from investment
    operations                                        4.65            2.82            0.47          1.54          1.06         1.12
                                              ------------    ------------    ------------    ----------    ----------    ---------
- DISTRIBUTIONS
   from net investment income                        (0.38)          (0.37)          (0.35)        (0.34)        (0.32)       (0.31)
   from net realized gain on securities              (0.39)          (0.03)          (0.09)        (0.18)                     (0.07)
                                              ------------    ------------    ------------    ----------    ----------    ---------
   total distributions                               (0.77)          (0.40)          (0.44)        (0.52)        (0.32)       (0.38)
                                              ------------    ------------    ------------    ----------    ----------    ---------
= SHARE VALUE
   AT END OF YEAR                                   $20.69          $16.81          $14.39        $14.36        $13.34       $12.60
                                              ============    ============    ============    ==========    ==========     ========
TOTAL RETURN                                        28.17%          19.98%           3.29%        11.74%         8.57%        9.98%
                                              ============    ============    ============    ==========    ==========     ========
RATIOS/SUPPLEMENTAL DATA
 Ratio of expenses to average
   net assets                                        0.35%           0.38%           0.39%         0.43%         0.50%        0.67%
 Ratio of net investment income to average
   net assets                                        2.05%           2.44%           2.44%         2.52%         3.12%        2.82%
 Portfolio turnover rate                                3%             14%              3%            1%           45%           6%
 Number of shares outstanding at end of year
   (000's)                                          85,117          75,451          75,494        66,224        55,598        6,662
 Net assets at end of year (000's)              $1,760,786      $1,267,992      $1,086,459      $951,200      $741,667      $83,970
 Average net assets during the year (000's)     $1,498,398      $1,140,085      $1,030,581      $836,510      $167,262      $55,147

                                                                                         PERIOD
                                                                                          FROM
                                                                                        APRIL 20,
                                                   FISCAL YEAR ENDED MAY 31,             1987 TO
                                              ------------------------------------       MAY 31,
                                                1990         1989          1988           1987
                                              ---------    ---------    ----------     ----------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF YEAR                 $10.69        $8.90         $9.88         $10.00(1)
                                              ---------    ---------    ----------     ----------
+ INCOME (LOSS)
   from net investment income                      0.33         0.27          0.19           0.05
   from net realized & unrealized gain
    (loss) on securities                           1.32         1.86         (0.92)         (0.13)
                                              ---------    ---------    ----------     ----------
   total income (loss) from investment
    operations                                     1.65         2.13         (0.73)         (0.08)
                                              ---------    ---------    ----------     ----------
- DISTRIBUTIONS
   from net investment income                     (0.35)       (0.25)        (0.21)         (0.04)
   from net realized gain on securities           (0.13)       (0.09)        (0.04)
                                              ---------    ---------    ----------     ----------
   total distributions                            (0.48)       (0.34)        (0.25)         (0.04)
                                              ---------    ---------    ----------     ----------
= SHARE VALUE
   AT END OF YEAR                                $11.86       $10.69         $8.90          $9.88
                                               ========     ========    ==========     ==========
TOTAL RETURN                                     15.78%       24.40%       (7.48)%        (0.80)%
                                               ========     ========    ==========     ==========
RATIOS/SUPPLEMENTAL DATA
 Ratio of expenses to average
   net assets                                     0.61%        0.78%         1.29%          0.14%
 Ratio of net investment income to average
   net assets                                     3.05%        3.05%         2.23%          0.54%
 Portfolio turnover rate                             8%          14%           16%             1%
 Number of shares outstanding at end of year
   (000's)                                        3,456        1,924         1,174            511
 Net assets at end of year (000's)              $40,969      $20,572       $10,443         $5,053
 Average net assets during the year (000's)     $29,824      $14,060        $7,933         $5,004

------------

(1) The net asset value at the beginning of the period is as of commencement of operations on April 20, 1987. Bankers Trust has been the Fund's Sub-adviser since May 1, 1992.

MIDCAP INDEX FUND(1)
--------------------------------------------------------------------------------

                                                                                FISCAL YEAR ENDED MAY 31,
                                                          ---------------------------------------------------------------------
                                                             1996           1995           1994           1993          1992
                                                          ----------     ----------     ----------     ----------     ---------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF YEAR                              $15.68         $14.54         $14.38         $12.86        $12.51
                                                            --------       --------       --------       --------       -------
+ INCOME (LOSS)
   from net investment income                                   0.24           0.26           0.23           0.24          0.23
   from net realized & unrealized gain (loss) on
    securities                                                  4.06           1.59           0.28           1.93          0.39
                                                            --------       --------       --------       --------       -------
   total income (loss) from investment operations               4.30           1.85           0.51           2.17          0.62
                                                            --------       --------       --------       --------       -------
- DISTRIBUTIONS
   from net investment income                                  (0.24)         (0.26)         (0.23)         (0.24)        (0.23)
   from net realized gain on securities                        (0.65)         (0.45)         (0.12)         (0.41)        (0.04)
                                                            --------       --------       --------       --------       -------
   total distributions                                         (0.89)         (0.71)         (0.35)         (0.65)        (0.27)
                                                            --------       --------       --------       --------       -------
= SHARE VALUE
   AT END OF YEAR                                             $19.09         $15.68         $14.54         $14.38        $12.86
                                                            ========       ========       ========       ========       =======
TOTAL RETURN                                                  28.10%         13.26%          3.52%         17.21%         5.01%
                                                            ========       ========       ========       ========       =======
RATIOS/SUPPLEMENTAL DATA
 Ratio of expenses to average net assets                       0.41%          0.44%          0.46%          0.47%         0.54%
 Ratio of net investment income to average net assets          1.36%          1.73%          1.62%          1.79%         1.82%
 Portfolio turnover rate                                         21%            23%            17%             5%          112%
 Number of shares outstanding at end of year (000's)          28,322         25,988         24,001         14,673         8,862
 Net assets at end of year (000's)                          $540,688       $407,557       $349,041       $210,931      $113,992
 Average net assets during the year (000's)                 $477,372       $376,486       $285,247       $154,979       $88,456

                                                                             FISCAL YEAR ENDED MAY 31,
                                                          -----------------------------------------------------------------
                                                            1991          1990          1989          1988          1987
                                                          ---------     ---------     ---------     ---------     ---------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF YEAR                             $12.92        $12.25        $10.86        $13.87        $13.56
                                                            -------       -------       -------       -------       -------
+ INCOME (LOSS)
   from net investment income                                  0.28          0.28          0.30          0.17          0.18
   from net realized & unrealized gain (loss) on
    securities                                                (0.30)         0.71          1.51         (1.41)         0.40
                                                            -------       -------       -------       -------       -------
   total income (loss) from investment operations             (0.02)         0.99          1.81         (1.24)         0.58
                                                            -------       -------       -------       -------       -------
- DISTRIBUTIONS
   from net investment income                                 (0.28)        (0.32)        (0.27)        (0.18)        (0.18)

   from net realized gain on securities                       (0.11)                      (0.15)        (1.59)        (0.09)

                                                            -------       -------       -------       -------       -------
   total distributions                                        (0.39)        (0.32)        (0.42)        (1.77)        (0.27)

                                                            -------       -------       -------       -------       -------
= SHARE VALUE
   AT END OF YEAR                                            $12.51        $12.92        $12.25        $10.86        $13.87
                                                            =======       =======       =======       =======       =======
TOTAL RETURN                                                  0.20%         8.22%        17.06%       (7.30)%         4.29%
                                                            =======       =======       =======       =======       =======
RATIOS/SUPPLEMENTAL DATA
 Ratio of expenses to average net assets                      0.67%         0.68%         0.74%         0.79%         1.00%
 Ratio of net investment income to average net assets         2.41%         2.29%         2.72%         1.51%         1.36%
 Portfolio turnover rate                                       101%          131%           67%          108%           98%
 Number of shares outstanding at end of year (000's)          6,168         5,712         5,354         4,827         3,583
 Net assets at end of year (000's)                          $77,146       $73,815       $65,586       $52,435       $49,691
 Average net assets during the year (000's)                 $69,696       $67,421       $57,398       $49,877       $40,029

------------

(1) Effective October 1, 1991 the Fund's name was changed from the Capital Accumulation Fund to the MidCap Index Fund. Additionally, on October 1, 1991 the investment objectives and investment program for the Fund were changed. Bankers Trust has been the Fund's Sub-adviser since May 1, 1992.

SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

                                                                                                 FISCAL YEAR ENDED MAY 31,
                                                                                                ----------------------------
                                                                                                   1996              1995
                                                                                                ----------        ----------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF PERIOD                                                                  $12.49            $11.52
                                                                                                  --------          --------
+ INCOME (LOSS)
   from net investment income                                                                         0.20              0.17
   from net realized & unrealized gain (loss) on securities                                           4.04              0.97
                                                                                                  --------          --------
   total income (loss) from investment operations                                                     4.24              1.14
                                                                                                  --------          --------
- DISTRIBUTIONS
   from net investment income                                                                        (0.20)            (0.17)
   from net realized gain on securities                                                              (0.28)
                                                                                                  --------          --------
   total distributions                                                                               (0.48)            (0.17)
                                                                                                  --------          --------
= SHARE VALUE
   AT END OF YEAR                                                                                   $16.25            $12.49
                                                                                                  ========          ========
TOTAL RETURN                                                                                        34.50%             9.98%
                                                                                                  ========          ========
RATIOS/SUPPLEMENTAL DATA
 Ratio of expenses to average net assets                                                             0.41%             0.44%
 Ratio of net investment income to average net assets                                                1.36%             1.44%
 Portfolio turnover rate                                                                               31%               34%
 Number of shares outstanding at end of year (000's)                                                11,129            10,136
 Net assets at end of year (000's)                                                                $180,785          $126,567
 Average net assets during the year (000's)                                                       $150,448          $120,298

                                                                                                  FISCAL YEAR ENDED MAY 31,
                                                                                                ----------------------------
                                                                                                   1994              1993
                                                                                                ----------        ----------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF PERIOD                                                                  $11.28            $ 9.93
                                                                                                  --------          --------
+ INCOME (LOSS)
   from net investment income                                                                         0.13              0.15
   from net realized & unrealized gain (loss) on securities                                           0.58              1.48
                                                                                                  --------          --------
   total income (loss) from investment operations                                                     0.71              1.63
                                                                                                  --------          --------
- DISTRIBUTIONS
   from net investment income                                                                        (0.13)            (0.15)
   from net realized gain on securities                                                              (0.34)            (0.13)
                                                                                                  --------          --------
   total distributions                                                                               (0.47)            (0.28)
                                                                                                  --------          --------
= SHARE VALUE
   AT END OF YEAR                                                                                   $11.52            $11.28
                                                                                                  ========          ========
TOTAL RETURN                                                                                         6.18%            16.64%
                                                                                                  ========          ========
RATIOS/SUPPLEMENTAL DATA
 Ratio of expenses to average net assets                                                             0.47%             0.47%
 Ratio of net investment income to average net assets                                                1.10%             1.40%
 Portfolio turnover rate                                                                               16%               20%
 Number of shares outstanding at end of year (000's)                                                 9,381             3,687
 Net assets at end of year (000's)                                                                $108,050          $ 41,581
 Average net assets during the year (000's)                                                        $70,690          $ 22,142

                                                                                                PERIOD FROM
                                                                                                   MAY 1,
                                                                                                   1992
                                                                                                TO MAY 31,
                                                                                                   1992
                                                                                                ---------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF PERIOD                                                                $10.00(1)
                                                                                                 -------
+ INCOME (LOSS)
   from net investment income                                                                       0.02
   from net realized & unrealized gain (loss) on securities                                        (0.07)
                                                                                                 -------
   total income (loss) from investment operations                                                  (0.05)
                                                                                                 -------
- DISTRIBUTIONS
   from net investment income                                                                      (0.02)
   from net realized gain on securities
                                                                                                 -------
   total distributions                                                                             (0.02)
                                                                                                 -------
= SHARE VALUE
   AT END OF YEAR                                                                                 $ 9.93
                                                                                                 =======
TOTAL RETURN                                                                                     (0.50)%
                                                                                                 =======
RATIOS/SUPPLEMENTAL DATA
 Ratio of expenses to average net assets                                                           0.04%
 Ratio of net investment income to average net assets                                              0.21%
 Portfolio turnover rate                                                                              0%
 Number of shares outstanding at end of year (000's)                                               1,107
 Net assets at end of year (000's)                                                               $10,989
 Average net assets during the year (000's)                                                      $10,989

------------

(1) The net asset value at the beginning of the period is as of commencement of operations on May 1, 1992. Bankers Trust has been the Fund's Sub-adviser since May 1, 1992.






INTERNATIONAL EQUITIES FUND
--------------------------------------------------------------------------------

                                                                                       FISCAL YEAR ENDED MAY 31,
                                                                               ------------------------------------------
                                                                                  1996            1995            1994
                                                                               ----------      ----------      ----------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF YEAR                                                   $10.42          $10.14           $8.99
                                                                                 --------        --------        --------
+ INCOME (LOSS)
   from net investment income                                                        0.17            0.15            0.11
   from net realized & unrealized gain (loss) on securities                          0.97            0.34            1.17
                                                                                 --------        --------        --------
   total income (loss) from investment operations                                    1.14            0.49            1.28
                                                                                 --------        --------        --------
- DISTRIBUTIONS
   from net investment income                                                       (0.17)          (0.15)          (0.11)
   from net realized gain on securities                                             (0.24)          (0.06)          (0.02)
                                                                                 --------        --------        --------
   total distributions                                                              (0.41)          (0.21)          (0.13)
                                                                                 --------        --------        --------
= SHARE VALUE
   AT END OF YEAR                                                                  $11.15          $10.42          $10.14
                                                                                 ========        ========        ========
TOTAL RETURN                                                                       11.14%           4.92%          14.31%
                                                                                 ========        ========        ========
RATIOS/SUPPLEMENTAL DATA
 Ratio of expenses to average net assets                                            0.42%           0.45%           0.47%
 Ratio of net investment income to average net assets                               1.65%           1.47%           1.43%
 Portfolio turnover rate                                                              20%             14%              7%
 Number of shares outstanding at end of year (000's)                               18,497          20,074          17,273
 Net assets at end of year (000's)                                               $206,259        $209,091        $175,183
 Average net assets during the year (000's)                                      $204,792        $199,235        $117,264

                                                                                     FISCAL YEAR ENDED MAY 31,
                                                                               ---------------------------------------
                                                                                 1993           1992           1991
                                                                               ---------      ---------      ---------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF YEAR                                                   $8.03          $8.58          $9.17
                                                                                 -------        -------        -------
+ INCOME (LOSS)
   from net investment income                                                       0.18           0.15           0.23
   from net realized & unrealized gain (loss) on securities                         0.93          (0.55)         (0.59)
                                                                                 -------        -------        -------
   total income (loss) from investment operations                                   1.11          (0.40)         (0.36)
                                                                                 -------        -------        -------
- DISTRIBUTIONS
   from net investment income                                                      (0.15)         (0.15)         (0.23)
   from net realized gain on securities
                                                                                 -------        -------        -------
   total distributions                                                             (0.15)         (0.15)         (0.23)
                                                                                 -------        -------        -------
= SHARE VALUE
   AT END OF YEAR                                                                  $8.99          $8.03          $8.58
                                                                                 =======        =======        =======
TOTAL RETURN                                                                      14.18%        (4.69)%        (3.71)%
                                                                                 =======        =======        =======
RATIOS/SUPPLEMENTAL DATA
 Ratio of expenses to average net assets                                           0.53%          0.65%          0.37%
 Ratio of net investment income to average net assets                              2.33%          1.84%          2.67%
 Portfolio turnover rate                                                              9%             5%             3%
 Number of shares outstanding at end of year (000's)                               7,429          4,256          2,451
 Net assets at end of year (000's)                                               $66,809        $34,182        $21,036
 Average net assets during the year (000's)                                      $45,509        $26,542        $15,693

                                                                               PERIOD FROM
                                                                               OCTOBER 2,
                                                                                  1989
                                                                                TO MAY 31,
                                                                                  1990
                                                                               ---------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF YEAR                                                 $10.00(1)
                                                                                -------
+ INCOME (LOSS)
   from net investment income                                                      0.10
   from net realized & unrealized gain (loss) on securities                       (0.83)
                                                                                -------
   total income (loss) from investment operations                                 (0.73)
                                                                                -------
- DISTRIBUTIONS
   from net investment income                                                     (0.10)
   from net realized gain on securities
                                                                                -------
   total distributions                                                            (0.10)
                                                                                -------
= SHARE VALUE
   AT END OF YEAR                                                                 $9.17
                                                                                =======
TOTAL RETURN                                                                    (7.42)%
                                                                                =======
RATIOS/SUPPLEMENTAL DATA
 Ratio of expenses to average net assets                                          0.19%
 Ratio of net investment income to average net assets                             1.10%
 Portfolio turnover rate                                                             0%
 Number of shares outstanding at end of year (000's)                              1,310
 Net assets at end of year (000's)                                              $12,005
 Average net assets during the year (000's)                                     $ 7,853

------------

(1) The net asset value at the beginning of the period is as of commencement of operations on October 2, 1989.

GROWTH FUND
--------------------------------------------------------------------------------

                                                                                                            PERIOD FROM
                                                                    FISCAL YEAR ENDED MAY 31,              APRIL 29, 1994
                                                                 -------------------------------                 TO
                                                                    1996                 1995                MAY 31, 1994
                                                                 ----------           ----------           ---------------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF YEAR                                     $11.43                $9.87                $10.00(1)
 INCOME (LOSS)
   from net investment income                                          0.11                 0.04                  0.01
   from net realized & unrealized gain (loss) on securities            5.27                 1.56                 (0.13)
                                                                   --------             --------              --------
   total income (loss) from investment operations                      5.38                 1.60                 (0.12)
                                                                   --------             --------              --------
- DISTRIBUTIONS
   from net investment income                                         (0.09)               (0.04)                (0.01)
   from net realized gain on securities                               (0.23)
                                                                   --------             --------              --------
   total distributions                                                (0.32)               (0.04)                (0.01)
= SHARE VALUE
   AT END OF YEAR                                                    $16.49               $11.43                 $9.87
                                                                   ========             ========              ========
TOTAL RETURN                                                         47.46%               16.25%               (1.19)%
                                                                   ========             ========              ========
RATIOS/SUPPLEMENTAL DATA
 Ratio of expenses to average net assets                              0.83%                0.91%                 0.08%
 Ratio of net investment income to average net assets                 0.89%                0.41%                 0.11%
 Portfolio turnover rate                                                36%                  61%                    0%
 Number of shares outstanding at end of year (000's)                 25,826                8,800                 1,001
 Net assets at end of year (000's)                                 $425,787             $100,614                $9,885
 Average net assets during the year (000's)                        $238,228             $ 42,232                $9,944


------------

(1) The net asset value at the beginning of the period is as of commencement of operations on April 29, 1994.

GROWTH & INCOME FUND
--------------------------------------------------------------------------------

                                                                                                            PERIOD FROM
                                                                    FISCAL YEAR ENDED MAY 31,              APRIL 29, 1994
                                                                 -------------------------------                 TO
                                                                    1996                 1995                MAY 31, 1994
                                                                 ----------           ----------           ---------------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF YEAR                                     $11.09                $9.87                $10.00(1)
                                                                   --------             --------              --------
+ INCOME (LOSS)
   from net investment income                                          0.08                 0.09                  0.02
   from net realized & unrealized gain (loss) on securities            3.77                 1.22                 (0.13)
                                                                   --------             --------              --------
   total income (loss) from investment operations                      3.85                 1.31                 (0.11)
                                                                   --------             --------              --------
- DISTRIBUTIONS
   from net investment income                                         (0.07)               (0.09)                (0.02)
   from net realized gain on securities                               (0.09)
                                                                   --------             --------              --------
   total distributions                                                (0.16)               (0.09)                (0.02)
                                                                   --------             --------              --------
= SHARE VALUE
   AT END OF YEAR                                                    $14.78               $11.09                 $9.87
                                                                   ========             ========              ========
TOTAL RETURN                                                         34.85%               13.35%               (1.11)%
                                                                   ========             ========              ========
RATIOS/SUPPLEMENTAL DATA
 Ratio of expenses to average net assets                              0.79%                0.86%                 0.07%
 Ratio of net investment income to average net assets                 0.63%                0.93%                 0.22%
 Portfolio turnover rate                                                64%                  97%                   11%
 Number of shares outstanding at end of year (000's)                  7,685                3,867                 1,002
 Net assets at end of year (000's)                                 $113,546              $42,867                $9,890
 Average net assets during the year (000's)                        $ 75,158              $21,910                $9,946




------------

(1) The net asset value at the beginning of the period is as of commencement of operations on April 29, 1994.

CAPITAL CONSERVATION FUND
--------------------------------------------------------------------------------

                                                                                         FISCAL YEAR ENDED MAY 31,
                                                                               ---------------------------------------------
                                                                                 1996        1995        1994        1993
                                                                               ---------   ---------   ---------   ---------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF YEAR                                                   $9.52       $9.13       $9.87       $9.29
                                                                                 -------     -------     -------     -------
+ INCOME (LOSS)
 from net investment income                                                         0.62        0.63        0.61        0.65
 from net realized & unrealized gain (loss) on securities                          (0.29)       0.39       (0.69)       0.58
                                                                                 -------     -------     -------     -------
 total income (loss) from investment operations                                     0.33        1.02       (0.08)       1.23
                                                                                 -------     -------     -------     -------
- DISTRIBUTIONS
   from net investment income                                                      (0.62)      (0.63)      (0.61)      (0.65)
   from net realized gain on securities                                                                    (0.05)
                                                                                 -------     -------     -------     -------
   total distributions                                                             (0.62)      (0.63)      (0.66)      (0.65)
                                                                                 -------     -------     -------     -------
= SHARE VALUE
   AT END OF YEAR                                                                  $9.23       $9.52       $9.13       $9.87
                                                                                 =======     =======     =======     =======
TOTAL RETURN                                                                       3.41%      11.80%     (1.13)%      13.60%
                                                                                 =======     =======     =======     =======
RATIOS/SUPPLEMENTAL DATA
 Ratio of expenses to average net assets                                           0.57%       0.58%       0.59%       0.67%
 Ratio of net investment income to average net assets                              6.47%       6.88%       6.24%       6.77%
 Portfolio turnover rate                                                             80%        100%         55%         58%
 Number of shares outstanding at end of period (000's)                             7,604       6,935       6,712       5,095
 Net assets at end of period (000's)                                             $70,212     $66,031     $61,305     $50,290
 Average net assets during the period (000's)                                    $70,271     $61,568     $59,210     $43,316


                                                                                          FISCAL YEAR ENDED MAY 31,
                                                                                ---------------------------------------------
                                                                                  1992        1991        1990        1989
                                                                                ---------   ---------   ---------   ---------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF YEAR                                                    $8.81       $9.08       $9.48       $9.29
                                                                                  -------     -------     -------     -------
+ INCOME (LOSS)
 from net investment income                                                          0.69        0.73        0.80        0.75
 from net realized & unrealized gain (loss) on securities                            0.48       (0.27)      (0.36)       0.17
                                                                                  -------     -------     -------     -------
 total income (loss) from investment operations                                      1.17        0.46        0.44        0.92
                                                                                  -------     -------     -------     -------
- DISTRIBUTIONS
   from net investment income                                                       (0.69)      (0.73)      (0.84)      (0.73)
   from net realized gain on securities
                                                                                  -------     -------     -------     -------
   total distributions                                                              (0.69)      (0.73)      (0.84)      (0.73)
                                                                                  -------     -------     -------     -------
= SHARE VALUE
   AT END OF YEAR                                                                   $9.29       $8.81       $9.08       $9.48
                                                                                  =======     =======     =======     =======
TOTAL RETURN                                                                       13.72%       5.40%       4.73%      10.45%
                                                                                  =======     =======     =======     =======
RATIOS/SUPPLEMENTAL DATA
 Ratio of expenses to average net assets                                            0.77%       0.83%       0.83%       0.88%
 Ratio of net investment income to average net assets                               7.80%       8.25%       8.64%       8.82%
 Portfolio turnover rate                                                             121%        142%        125%         55%
 Number of shares outstanding at end of period (000's)                              3,939       2,333       1,983       1,429
 Net assets at end of period (000's)                                              $36,609     $20,541     $18,006     $13,544
 Average net assets during the period (000's)                                     $29,793     $19,105     $16,278      $9,562

                                                                                  FISCAL YEAR ENDED
                                                                                       MAY 31,
                                                                                ---------------------
                                                                                  1988        1987
                                                                                ---------   ---------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF YEAR                                                    $9.51       $9.81
                                                                                  -------     -------
+ INCOME (LOSS)
 from net investment income                                                          0.63        0.62
 from net realized & unrealized gain (loss) on securities                           (0.24)      (0.31)
                                                                                  -------     -------
 total income (loss) from investment operations                                      0.39        0.31
                                                                                  -------     -------
- DISTRIBUTIONS
   from net investment income                                                       (0.61)      (0.61)
   from net realized gain on securities
                                                                                  -------     -------
   total distributions                                                              (0.61)      (0.61)
                                                                                  -------     -------
= SHARE VALUE
   AT END OF YEAR                                                                   $9.29       $9.51
                                                                                  =======     =======
TOTAL RETURN                                                                        4.16%       2.96%
                                                                                  =======     =======
RATIOS/SUPPLEMENTAL DATA
 Ratio of expenses to average net assets                                            1.66%       1.23%
 Ratio of net investment income to average net assets                               6.73%       6.33%
 Portfolio turnover rate                                                              27%        238%
 Number of shares outstanding at end of period (000's)                                563         417
 Net assets at end of period (000's)                                               $5,226      $3,963
 Average net assets during the period (000's)                                      $4,584      $3,252

GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

                                                                                     FISCAL YEAR ENDED MAY 31,
                                                                          ------------------------------------------------
                                                                            1996         1995         1994         1993
                                                                          ---------    ---------    ---------    ---------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF YEAR                                              $9.89        $9.55       $10.30        $9.84
                                                                            -------      -------      -------      -------
+ INCOME (LOSS)
   from investment income                                                      0.61         0.60         0.55         0.61
   from net realized & unrealized gain (loss) on securities                   (0.28)        0.35        (0.59)        0.59
                                                                            -------      -------      -------      -------
   total income (loss) from investment operations                              0.33         0.95        (0.04)        1.20
                                                                            -------      -------      -------      -------
- DISTRIBUTIONS
   from net investment income                                                 (0.61)       (0.61)       (0.55)       (0.61)
   from net realized gain on securities                                                                 (0.16)       (0.13)
                                                                            -------      -------      -------      -------
   total distributions                                                        (0.61)       (0.61)       (0.71)       (0.74)
                                                                            -------      -------      -------      -------
= SHARE VALUE
   AT END OF YEAR                                                             $9.61        $9.89        $9.55       $10.30
                                                                            =======      =======      =======      =======
TOTAL RETURN                                                                  3.32%       10.43%      (0.66)%       12.56%
                                                                            =======      =======      =======      =======
RATIOS/SUPPLEMENTAL DATA
 Ratio of expenses to average net assets                                      0.56%        0.58%        0.59%        0.67%
 Ratio of net investment income to average net assets                         6.21%        6.36%        5.44%        6.08%
 Portfolio turnover rate                                                        36%         229%          85%         105%
 Number of shares outstanding at end of year (000's)                          8,164        5,478        4,544        3,110
 Net assets at end of year (000's)                                          $78,423      $54,174      $43,401      $32,023
 Average net assets during the year (000's)                                 $68,017      $45,200      $41,596      $26,145

                                                                                     FISCAL YEAR ENDED MAY 31,
                                                                           ----------------------------------------------
                                                                             1992         1991         1990        1989
                                                                           ---------    ---------    --------    --------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF YEAR                                               $9.34        $9.20       $9.42       $9.24
                                                                             -------      -------      ------      ------
+ INCOME (LOSS)
   from investment income                                                       0.65         0.66        0.70        0.71
   from net realized & unrealized gain (loss) on securities                     0.49         0.14       (0.17)       0.15
                                                                             -------      -------      ------      ------
   total income (loss) from investment operations                               1.14         0.80        0.53        0.86
                                                                             -------      -------      ------      ------
- DISTRIBUTIONS
   from net investment income                                                  (0.64)       (0.66)      (0.75)      (0.68)
   from net realized gain on securities
                                                                             -------      -------      ------      ------
   total distributions                                                         (0.64)       (0.66)      (0.75)      (0.68)
                                                                             -------      -------      ------      ------
= SHARE VALUE
   AT END OF YEAR                                                              $9.84        $9.34       $9.20       $9.42
                                                                             =======      =======      ======      ======
TOTAL RETURN                                                                  12.60%        9.28%       5.76%       9.57%
                                                                             =======      =======      ======      ======
RATIOS/SUPPLEMENTAL DATA
 Ratio of expenses to average net assets                                       0.76%        0.87%       0.86%       0.85%
 Ratio of net investment income to average net assets                          6.77%        7.25%       7.77%       7.89%
 Portfolio turnover rate                                                         78%          87%         85%         38%
 Number of shares outstanding at end of year (000's)                           2,090        1,468         978         570
 Net assets at end of year (000's)                                           $20,559      $13,711      $8,997      $5,374
 Average net assets during the year (000's)                                  $17,069      $11,393      $7,233      $4,565

                                                                             FISCAL YEAR ENDED
                                                                                  MAY 31,
                                                                           --------------------
                                                                             1988        1987
                                                                           --------    --------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF YEAR                                              $9.51       $9.74
                                                                             ------      ------
+ INCOME (LOSS)
   from investment income                                                      0.61        0.60
   from net realized & unrealized gain (loss) on securities                   (0.28)      (0.23)
                                                                             ------      ------
   total income (loss) from investment operations                              0.33        0.37
                                                                             ------      ------
- DISTRIBUTIONS
   from net investment income                                                 (0.60)      (0.60)
   from net realized gain on securities
                                                                             ------      ------
   total distributions                                                        (0.60)      (0.60)
                                                                             ------      ------
= SHARE VALUE
   AT END OF YEAR                                                             $9.24       $9.51
                                                                             ======      ======
TOTAL RETURN                                                                  3.45%       3.62%
                                                                             ======      ======
RATIOS/SUPPLEMENTAL DATA
 Ratio of expenses to average net assets                                      1.66%       1.24%
 Ratio of net investment income to average net assets                         6.48%       6.38%
 Portfolio turnover rate                                                        36%        229%
 Number of shares outstanding at end of year (000's)                            405         302
 Net assets at end of year (000's)                                           $3,747      $2,871
 Average net assets during the year (000's)                                  $3,257      $2,237











INTERNATIONAL GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

                                                                                                             PERIOD FROM
                                                                                                              OCTOBER 1,
                                                                       FISCAL YEAR ENDED MAY 31,               1991 TO
                                                           ----------------------------------------------      MAY 31,
                                                             1996          1995         1994        1993        1992
                                                           ---------     -------      -------     -------    -----------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF YEAR                              $12.72      $10.97       $11.16      $10.43      $10.00(1)
                                                             -------     -------      -------     -------     -------
+ INCOME (LOSS)
   from net investment income                                   0.65        0.65         0.62        0.76        0.48
   from net realized & unrealized gain (loss) on
    securities and foreign currencies                          (0.89)       1.80        (0.20)       0.70        0.42
                                                             -------     -------      -------     -------     -------
   total income (loss) from investment operations              (0.24)       2.45         0.42        1.46        0.90
                                                             -------     -------      -------     -------     -------
- DISTRIBUTIONS
   from net investment income                                  (0.68)      (0.70)       (0.60)      (0.73)      (0.47)
   from net realized gain on securities                        (0.01)                   (0.01)
                                                             -------     -------      -------     -------     -------
   total distributions                                         (0.69)      (0.70)       (0.61)      (0.73)      (0.47)
                                                             -------     -------      -------     -------     -------
= SHARE VALUE
   AT END OF YEAR                                             $11.79      $12.72       $10.97      $11.16      $10.43
                                                             =======     =======      =======     =======     =======
TOTAL RETURN                                                   (1.91)%    23.23%        3.87%      14.50%       9.18%
                                                             =======     =======      =======     =======     =======
RATIOS/SUPPLEMENTAL DATA
 Ratio of expenses to average net assets                       0.56%       0.59%        0.48%       0.14%       0.08%
 Ratio of net investment income to average net assets          5.45%       5.83%        5.87%       7.02%       4.62%
 Portfolio turnover rate                                         11%          6%           3%         26%         12%
 Number of shares outstanding at end of year (000's)          12,073       6,111        3,741       2,062       1,259
 Net assets at end of year (000's)                          $142,383     $77,734      $41,028     $23,009     $13,126
 Average net assets during the year (000's)                 $114,693     $51,451      $33,561     $18,135     $11,938

------------

(1) The net asset value at the beginning of the period is as of commencement of operations on October 1, 1991.

SOCIAL AWARENESS FUND
--------------------------------------------------------------------------------

                                                                                             FISCAL YEAR ENDED MAY 31,
                                                                                       -------------------------------------
                                                                                         1996          1995          1994
                                                                                       ---------     ---------     ---------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF YEAR                                                          $13.02        $11.98        $12.12
                                                                                         -------       -------       -------
+ INCOME (LOSS)
   from net investment income                                                               0.26          0.27          0.26
   from net realized & unrealized gain (loss) on securities                                 3.37          1.75         (0.02)
                                                                                         -------       -------       -------
   total income from investment operations                                                  3.63          2.02          0.24
                                                                                         -------       -------       -------
- DISTRIBUTIONS
   from net investment income                                                              (0.25)        (0.27)        (0.26)
   from net realized gain on securities                                                    (0.91)        (0.71)        (0.12)
                                                                                         -------       -------       -------
   total distributions                                                                     (1.16)        (0.98)        (0.38)
                                                                                         -------       -------       -------
= SHARE VALUE
   AT END OF YEAR                                                                         $15.49        $13.02        $11.98
                                                                                         =======       =======       =======
TOTAL RETURN                                                                              28.85%        18.19%         1.97%
                                                                                         =======       =======       =======
 RATIOS/SUPPLEMENTAL DATA
 Ratio of expenses to average net assets                                                   0.56%         0.58%         0.60%
 Ratio of net investment income to average net assets                                      1.80%         2.22%         2.19%
 Portfolio turnover rate                                                                    117%          148%           83%
 Number of shares outstanding at end of year (000's)                                       5,220         4,143         3,817
 Net assets at end of year (000's)                                                       $80,887       $53,927       $45,729
 Average net assets during the year (000's)                                              $66,888       $47,942       $41,002

                                                                                            FISCAL YEAR ENDED MAY 31,
                                                                                       -------------------------------------
                                                                                         1993          1992          1991
                                                                                       ---------     ---------     ---------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF YEAR                                                          $11.43        $11.13        $10.59
                                                                                         -------       -------       -------
+ INCOME (LOSS)
   from net investment income                                                               0.24          0.26          0.26
   from net realized & unrealized gain (loss) on securities                                 1.22          0.30          0.54
                                                                                         -------       -------       -------
   total income from investment operations                                                  1.46          0.56          0.80
                                                                                         -------       -------       -------
- DISTRIBUTIONS
   from net investment income                                                              (0.24)        (0.26)        (0.26)
   from net realized gain on securities                                                    (0.53)
                                                                                         -------       -------       -------
   total distributions                                                                     (0.77)        (0.26)        (0.26)
                                                                                         -------       -------       -------
= SHARE VALUE
   AT END OF YEAR                                                                         $12.12        $11.43        $11.13
                                                                                         =======       =======       =======
TOTAL RETURN                                                                              13.08%         5.08%         7.89%
                                                                                         =======       =======       =======
 RATIOS/SUPPLEMENTAL DATA
 Ratio of expenses to average net assets                                                   0.63%         0.16%         0.44%
 Ratio of net investment income to average net assets                                      2.14%         2.34%         2.66%
 Portfolio turnover rate                                                                    106%          203%          100%
 Number of shares outstanding at end of year (000's)                                       2,819         1,799           973
 Net assets at end of year (000's)                                                       $34,166       $20,570       $10,835
 Average net assets during the year (000's)                                              $26,920       $15,365       $ 7,959

                                                                                         PERIOD FROM
                                                                                       OCTOBER 2, 1989
                                                                                             TO
                                                                                         MAY 31, 1990
                                                                                       ---------------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF YEAR                                                          $10.00(1)
                                                                                         -------
+ INCOME (LOSS)
   from net investment income                                                               0.20
   from net realized & unrealized gain (loss) on securities                                 0.59
                                                                                         -------
   total income from investment operations                                                  0.79
                                                                                         -------
- DISTRIBUTIONS
   from net investment income                                                              (0.20)
   from net realized gain on securities
                                                                                         -------
   total distributions                                                                     (0.20)
                                                                                         -------
= SHARE VALUE
   AT END OF YEAR                                                                         $10.59
                                                                                         =======
TOTAL RETURN                                                                               8.09%
                                                                                         =======
 RATIOS/SUPPLEMENTAL DATA
 Ratio of expenses to average net assets                                                   0.23%
 Ratio of net investment income to average net assets                                      2.04%
 Portfolio turnover rate                                                                     95%
 Number of shares outstanding at end of year (000's)                                         612
 Net assets at end of year (000's)                                                       $ 6,485
 Average net assets during the year (000's)                                              $ 5,358

------------

(1) The net asset value at the beginning of the period is as of commencement of operations on October 2, 1989.










SCIENCE & TECHNOLOGY FUND
--------------------------------------------------------------------------------

                                                                       FISCAL YEAR ENDED                   PERIOD FROM
                                                                           MAY 31,                        APRIL 29, 1994
                                                                 -----------------------------                  TO
                                                                    1996               1995                MAY 31, 1994
                                                                 ----------         ----------            --------------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF YEAR                                     $14.43              $9.83                $10.00(1)
                                                                 ----------         ----------            ----------
+ INCOME (LOSS)
   from net investment income                                          0.00               0.03                  0.00
   from realized & unrealized gain (loss) on securities                8.08               4.72                 (0.17)
                                                                 ----------         ----------            ----------
   total income (loss) from investment operations                      8.08               4.75                 (0.17)
                                                                 ----------         ----------            ----------
- DISTRIBUTIONS
   from net investment income                                         (0.00)             (0.02)                 0.00
   from net realized gain on securities                               (2.03)             (0.13)                 0.00
                                                                 ----------         ----------            ----------
   total distributions                                                (2.03)             (0.15)                 0.00
                                                                 ----------         ----------            ----------
= SHARE VALUE
   AT END OF YEAR                                                    $20.48             $14.43                 $9.86
                                                                 ==========         ==========            ==========
TOTAL RETURN                                                         58.28%             48.61%               (1.66)%
                                                                 ==========         ==========            ==========
RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets                              0.94%              1.00%                 0.08%
 Ratio of net investment income (loss) to average net assets        (0.07)%              0.36%                 0.04%
 Portfolio turnover rate                                               116%               121%                    0%
 Number of shares outstanding at end of year (000's)                 27,696             11,550                 1,001
 Net assets at end of year (000's)                                 $567,187           $166,683                $9,834
 Average net assets during the year (000's)                        $363,087           $ 64,974                $9,918

------------

(1) The net asset value at the beginning of the period is as of commencement of operations on April 29, 1994.

MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                     FISCAL YEAR ENDED MAY 31,
                                                                          ------------------------------------------------
                                                                            1996         1995         1994         1993
                                                                          ---------    ---------    ---------    ---------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF YEAR                                              $1.00        $1.00        $1.00        $1.00
                                                                            -------      -------      -------      -------
+ INCOME
   from net investment income                                                  0.05         0.05         0.03         0.03
                                                                            -------      -------      -------      -------
- DISTRIBUTIONS
   from net investment income                                                 (0.05)       (0.05)       (0.03)       (0.03)
                                                                            -------      -------      -------      -------
= SHARE VALUE
   AT END OF YEAR                                                             $1.00        $1.00        $1.00        $1.00
                                                                            =======      =======      =======      =======
TOTAL RETURN                                                                  5.26%        4.90%        2.83%        2.85%
                                                                            =======      =======      =======      =======
RATIOS/SUPPLEMENTAL DATA
 Ratio of expenses to average net assets                                      0.57%        0.57%        0.58%        0.63%
 Ratio of net investment income to average net assets                         5.14%        4.75%        2.78%        2.81%
 Number of shares outstanding at end of year (000's)                         83,618       82,256       50,534       45,323
 Total net assets at end of year (000's)                                    $83,618      $82,254      $50,533      $45,322
 Average net assets during the year (000's)                                 $84,271      $67,021      $46,222      $45,562




                                                                                     FISCAL YEAR ENDED MAY 31,
                                                                          ------------------------------------------------
                                                                            1992         1991         1990         1989
                                                                          ---------    ---------    ---------    ---------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF YEAR                                              $1.00        $1.00        $1.00        $1.00
                                                                            -------      -------      -------      -------
+ INCOME
   from net investment income                                                  0.05         0.07         0.08         0.08
                                                                            -------      -------      -------      -------
- DISTRIBUTIONS
   from net investment income                                                 (0.05)       (0.07)       (0.08)       (0.08)
                                                                            -------      -------      -------      -------
= SHARE VALUE
   AT END OF YEAR                                                             $1.00        $1.00        $1.00        $1.00
                                                                            =======      =======      =======      =======
TOTAL RETURN                                                                  4.47%        7.11%        8.31%        8.63%
                                                                            =======      =======      =======      =======
RATIOS/SUPPLEMENTAL DATA
 Ratio of expenses to average net assets                                      0.67%        0.68%        0.74%        0.46%
 Ratio of net investment income to average net assets                         4.42%        6.86%        7.93%        8.39%
 Number of shares outstanding at end of year (000's)                         48,355       38,572       27,628       21,445
 Total net assets at end of year (000's)                                    $48,353      $38,570      $27,628      $21,445
 Average net assets during the year (000's)                                 $46,305      $34,733      $22,563      $13,385



                                                                            FISCAL YEAR ENDED
                                                                                 MAY 31,
                                                                          --------------------
                                                                            1988        1987
                                                                          --------    --------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF YEAR                                             $1.00       $1.00(1)
                                                                           -------       -----
+ INCOME
   from net investment income                                                 0.05        0.05
                                                                           -------       -----
- DISTRIBUTIONS
   from net investment income                                                (0.05)      (0.05)
                                                                           -------       -----
= SHARE VALUE
   AT END OF YEAR                                                            $1.00       $1.00
                                                                           =======       =====
TOTAL RETURN                                                                 6.02%       4.85%
                                                                           =======       =====
RATIOS/SUPPLEMENTAL DATA
 Ratio of expenses to average net assets                                     1.77%       1.17%
 Ratio of net investment income to average net assets                        5.30%       4.93%
 Number of shares outstanding at end of year (000's)                         7,336       2,800
 Total net assets at end of year (000's)                                    $7,341      $2,800
 Average net assets during the year (000's)                                 $5,390      $1,844



























TIMED OPPORTUNITY FUND
--------------------------------------------------------------------------------

                                                                                  FISCAL YEAR ENDED MAY 31,
                                                              ------------------------------------------------------------------
                                                                 1996          1995          1994          1993          1992
                                                              ----------    ----------    ----------    ----------    ----------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF YEAR                                  $11.24        $10.84        $11.18        $10.66        $11.05
                                                                --------      --------      --------      --------      --------
+ INCOME (LOSS)
   from net investment income                                       0.44          0.44          0.37          0.35          0.30
   from net realized & unrealized gain (loss) on
     securities                                                     1.53          0.82         (0.15)         0.61         (0.19)
                                                                --------      --------      --------      --------      --------
   total income from investment operations                          1.97          1.26          0.22          0.96          0.11
                                                                --------      --------      --------      --------      --------
- DISTRIBUTIONS
   from net investment income                                      (0.44)        (0.44)        (0.37)        (0.35)        (0.30)
   from net realized gain on securities                            (0.22)        (0.42)        (0.19)        (0.09)        (0.20)
                                                                --------      --------      --------      --------      --------
   total distributions                                             (0.66)        (0.86)        (0.56)        (0.44)        (0.50)
                                                                --------      --------      --------      --------      --------
= SHARE VALUE
   AT END OF YEAR                                                 $12.55        $11.24        $10.84        $11.18        $10.66
                                                                ========      ========      ========      ========      ========
TOTAL RETURN                                                      17.90%        12.43%         1.86%         9.17%         0.87%
                                                                ========      ========      ========      ========      ========
RATIOS/SUPPLEMENTAL DATA
 Ratio of expenses to average net assets                           0.57%         0.58%         0.59%         0.70%         0.90%
 Ratio of net investment income to average net assets              3.62%         4.03%         3.24%         3.28%         2.72%
 Portfolio turnover rate                                            119%          133%           76%           78%          111%
 Number of shares outstanding at end of year (000's)              15,142        16,319        17,956        14,758        13,341
 Net assets at end of year (000's)                              $190,024      $183,393      $194,576      $165,002      $142,213
 Average net assets during the year (000's)                     $187,576      $186,487      $185,036      $151,450      $137,179



                                                                                  FISCAL YEAR ENDED MAY 31,
                                                               ----------------------------------------------------------------
                                                                  1991          1990          1989         1988         1987
                                                               ----------    ----------    ----------    ---------    ---------
PER SHARE DATA
SHARE VALUE AT BEGINNING OF YEAR                                   $10.48        $10.06         $9.40       $11.07       $10.79
                                                                 --------      --------       -------      -------      -------
+ INCOME (LOSS)
   from net investment income                                        0.40          0.55          0.62         0.35         0.32
   from net realized & unrealized gain (loss) on
     securities                                                      0.57          0.44          0.65        (0.31)        0.75
                                                                 --------      --------       -------      -------      -------
   total income from investment operations                           0.97          0.99          1.27         0.04         1.07
                                                                 --------      --------       -------      -------      -------
- DISTRIBUTIONS
   from net investment income                                       (0.40)        (0.57)        (0.61)       (0.35)       (0.32)
   from net realized gain on securities                                                                      (1.36)       (0.47)
                                                                 --------      --------       -------      -------      -------
   total distributions                                              (0.40)        (0.57)        (0.61)       (1.71)       (0.79)
                                                                 --------      --------       -------      -------      -------
= SHARE VALUE
   AT END OF YEAR                                                  $11.05        $10.48        $10.06        $9.40       $11.07
                                                                 ========      ========       =======      =======      =======
TOTAL RETURN                                                        9.75%        10.06%        14.00%        0.88%       10.72%
                                                                 ========      ========       =======      =======      =======
RATIOS/SUPPLEMENTAL DATA
 Ratio of expenses to average net assets                            0.92%         0.92%         1.00%        1.01%        1.28%
 Ratio of net investment income to average net assets               3.94%         5.38%         6.43%        3.56%        3.04%
 Portfolio turnover rate                                              55%           51%           93%         162%         172%
 Number of shares outstanding at end of year (000's)               11,891        11,158         9,969        9,196        5,914
 Net assets at end of year (000's)                               $131,416      $116,966      $100,248      $86,476      $65,498
 Average net assets during the year (000's)                      $116,266      $107,626      $ 92,364      $77,192      $49,902


ABOUT THE FUND'S MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC, a stock life insurance company, has been in the investment advisory business since 1960. Since May 30, 1985, VALIC has been the Investment Adviser for the Funds that comprise the Series Company.

VALIC is a member of the American General Corporation group of companies. Members of the American General Corporation group of companies operate in each of the 50 states and Canada and collectively provide financial services with activities heavily weighted toward insurance.

As Investment Adviser, VALIC is responsible for each Fund's day to day operations. Also, VALIC develops Fund investment strategy and buys and sells Fund investments. VALIC serves as Investment Adviser through an Investment Advisory Agreement it enters into with each Fund. These agreements are renewed once each year, by the Series Company Board of Directors.

One Investment Advisory Agreement covers these Funds:

                                          Effective Date of
            Fund Name                         Agreement
-------------------------------------------------------------------
Timed Opportunity Fund            }
Money Market Fund                 }
Capital Conservation Fund         }
Government Securities Fund        }       September 7, 1990
International Equities Fund       }
Social Awareness Fund             }
International Government Bond     }        October 1, 1991
 Fund                             }

Another Investment Advisory Agreement covers these Funds:

                                          Effective Date of
            Fund Name                         Agreement
-------------------------------------------------------------------
MidCap Index Fund                 }
Stock Index Fund                  }           May 1, 1992
Small Cap Index Fund              }
Growth Fund                       }
Growth & Income Fund              }           May 1, 1994
Science & Technology Fund         }

For more information on these agreements, see the "Investment Adviser" section in the Statement of Additional Information.

INVESTMENT SUB-ADVISERS
For some of the Funds, VALIC works with Investment Sub-advisers, financial service companies that specialize in certain types of investing. However, VALIC still retains ultimate responsibility for managing the Funds. The Sub-adviser's role is to make investment decisions for the Funds according to each Fund's investment objectives and restrictions.

The Sub-advisers are:

BANKERS TRUST COMPANY ("BANKERS TRUST")

Since May 1, 1992, Bankers Trust has been the Sub-adviser for the MidCap Index Fund, the Stock Index Fund, and the Small Cap Index Fund. Bankers Trust first offered investment management services in 1938 and began managing index funds in 1977. As of December 31, 1995, Bankers Trust managed $185 billion in assets. Bankers Trust is entirely owned by the Bankers Trust New York Corporation, a bank holding company. It is the seventh largest U.S. bank-holding company as of December 31, 1995.

T. ROWE PRICE ASSOCIATES, INC.
("T. ROWE PRICE")

Since May 1, 1994, T. Rowe Price has been the Sub-adviser for the Growth Fund and the Science & Technology Fund. T. Rowe Price was incorporated in Maryland in 1947.

The firm, which was founded by Thomas Rowe Price Jr. in 1937, is one of the pioneers of the growth stock theory of investing. T. Rowe Price, one of the nation's leading no-load fund managers, and its affiliates manage over $65 billion of assets as of December 31, 1995. Its approach to managing money is based on proprietary research and a strict investment discipline developed over six decades.

VALUE LINE, INC. ("VALUE LINE")

Since May 1, 1994, Value Line has been the Sub-adviser for the Growth & Income Fund.

Value Line, with assets under management in excess of $4.4 billion as of June 30, 1996, provides investment counseling services to companies and others. Investment selection is based on the Value Line Ranking System for TimelinessTM, which has evolved over many years of research. Value Line also publishes the Value Line Investment Survey, one of the best known U.S. investment advisory services covering about 1,700 stocks, organized into 90 industries. The majority of Value Line's outstanding stock is owned by Arnold Bernhard & Co., Inc. Value Line is a New York corporation.

VALIC'S ADDRESS is
2929 Allen Parkway,
Houston, Texas 77019.

BANKERS TRUST'S PRINCIPAL
OFFICES are located at
130 Liberty St., New York,
New York 10006.

T. ROWE PRICE'S
PRINCIPAL OFFICES
are located at
100 East Pratt Street,
Baltimore, Maryland
21202.

VALUE LINE'S PRINCIPAL
OFFICES are located at
220 East 42nd Street,
New York, New York
10017-5981.

--------------------------------------------------------------------------------

These financial service companies act as Investment Sub-advisers through an agreement each entered into with VALIC. For more information on these agreements and on these Sub-advisers, see the "Investment Sub-Advisers" section in the Statement of Additional Information.

PORTFOLIO MANAGER

A portfolio manager is a person or team of persons VALIC, or one of its Sub-advisers, has assigned to be primarily responsible for the day to day management of a Fund's investments. A Fund's investments are called its portfolio.

HOW ADVISERS ARE PAID FOR
THEIR SERVICES

VALIC

Each Fund pays VALIC a fee based on its average daily net asset value. A Fund's net asset value is the total value of the Fund's assets minus any money it owes for operating expenses, such as the fee paid to its Custodian to safeguard and value the Fund's investments.

Here is a list of the percentages each Fund pays VALIC.

                                                Advisory Fee
              Fund Name                         (Annual Rate)
--------------------------------------    -------------------------
Index Equity Funds
 Stock Index Fund                }         0.35% on the first
 MidCap Index Fund               }         $500 million;
 Small Cap Index Fund            }         0.25% on assets over
 International Equities          }         $500 million
   Fund                          }
Growth Fund                                  0.80%
Growth & Income Fund                         0.75%
Capital Conservation Fund                    0.50%
Government Securities Fund                   0.50%
International Government Bond
 Fund                                        0.50%
Social Awareness Fund                        0.50%
Science & Technology Fund                    0.90%
Money Market Fund                            0.50%
Timed Opportunity Fund                       0.50%

The Investment Advisory Agreements we entered into with each Fund do not limit how much the Funds pay in monthly expenses each year. However, we voluntarily limit the Funds' monthly expenses as follows:

If a Fund's average monthly expenses, when annualized, are more than 2% of the Fund's estimated average daily net assets, we will pay the difference. As a result the Fund's yield or total return will increase. If VALIC decides to stop voluntarily reducing a Fund's expenses, it may do so by giving 30 days' notice, in writing, to the Series Company. To date, VALIC has not had to reduce expenses of any Fund as a result of this 2% voluntary reduction.

For the fiscal year ended May 31, 1996, the total expenses paid by the Series Company of each Fund's average net assets were, as a percentage, as follows:

                                                         Total
                                                        Expenses
                    Fund Name                            Ratio
-------------------------------------------------    --------------
Stock Index Fund                                         0.35%
MidCap Index Fund                                        0.41%
Small Cap Index Fund                                     0.41%
International Equities Fund                              0.42%
Growth Fund                                              0.83%
Growth & Income Fund                                     0.79%
Capital Conservation Fund                                0.57%
Government Securities Fund                               0.56%
International Government Bond Fund                       0.56%
Social Awareness Fund                                    0.56%
Science & Technology Fund                                0.94%
Money Market Fund                                        0.57%
Timed Opportunity Fund                                   0.57%

--------------------------------------------------------------------------------

The Sub-advisers

According to the agreements we have with the Sub-advisers, we pay them directly out of the fee we receive from the Funds. The Funds do not pay the Sub-advisers directly. We pay them a percentage of what is paid to us by the Funds. We and the Sub-advisers may agree to change the amount of money we pay them when their agreements are renewed each year. Any such change increasing the charge would have to be approved by the Series Company Board of Directors and by the shareholders of the Fund.

Under the Investment Sub-Advisory Agreement we have with Bankers Trust, we pay to Bankers Trust a monthly fee based on the respective average daily net asset values of the MidCap Index Fund, the Stock Index Fund and the Small Cap Index Fund at the annual rate of .05% on the first $500 million and .03% on assets over $500 million.

Under the Investment Sub-Advisory Agreement we have with T. Rowe Price, we pay
T. Rowe Price a monthly fee based on the average daily net asset values of the Growth Fund at an annual rate of .50% and the Science & Technology Fund at the annual rate of .60%.

Under the Investment Sub-Advisory Agreement we have with Value Line, we pay Value Line a monthly fee based on the average daily net asset value of the Growth & Income Fund at an annual rate of .45%.

VALIC is required to pay a minimum yearly sub-advisory fee of $50,000 for the Small Cap Index Fund. There are no minimum yearly sub-advisory fees for the Stock Index Fund, MidCap Index Fund, Growth Fund, Growth & Income Fund and the Science & Technology Fund.

According to the agreements we have with the Sub-advisers, we will receive investment advice for each sub-advised Fund. Under these agreements we give the Sub-advisers the authority to manage these Funds and to buy and sell securities for these Funds. We retain the responsibility for the overall management of these Funds. The Sub-advisers may buy and sell securities for each Fund with broker-dealers and other financial intermediaries that they select.
The Sub-advisers may place orders to buy and sell securities of these Funds with a broker-dealer affiliated with the Sub-adviser as allowed by law. This could include any affiliated futures commission merchants. Further, in the case of T. Rowe Price, it may include any indirectly related broker.

The Investment Company Act of 1940 ("1940 Act") permits Sub-advisers under certain conditions to place an order to buy or sell securities with an affiliated broker. One of these conditions is that the commission received by the affiliated broker can not be greater than the usual and customary broker's commission if the sale was completed on a securities exchange. The Series Company has adopted procedures, as required by the 1940 Act, which provide that any commissions received by a Sub-adviser's affiliated broker are reasonable and fair if compared to the commission received by other brokers for the same type of securities transaction.

The Securities Exchange Act of 1934 prohibits members of national securities exchanges from effecting exchange transactions for accounts that they or their affiliates manage, except as allowed under rules adopted by the Securities and Exchange Commission ("SEC"). The Series Company and the Sub-advisers have entered into a written contract, as required by the 1940 Act, to allow the Sub-adviser's affiliate to effect these type of transactions for commissions. The 1940 Act generally prohibits a Sub-adviser or a Sub-adviser's affiliate, acting as principal, from engaging in securities transactions with a Fund, without an exemptive order from the SEC.

We and the Sub-advisers may enter into simultaneous purchase and sale transactions for the Funds or affiliates of the Funds.

ABOUT THE BOARD OF DIRECTORS

The Series Company Board of Directors currently consists of nine members: five are independent directors, three are VALIC employees, and one is an employee of American General Corporation.

The Board of Directors may change each Fund's investment objective, investment policies and non-fundamental investment restrictions without shareholder approval. The Board may not change any fundamental restrictions placed on the types of investments each Fund may buy. The fundamental restrictions appear in the Statement of Additional Information. Changes to these restrictions may be made with shareholder approval only.

For more information on
WHAT THE SUB-ADVISERS
ARE PAID, see the
"Investment Sub-Advisers"
section in the Statement of
Additional Information.

ABOUT THE FUNDS
--------------------------------------------------------------------------------

GROWTH, INCOME AND STABILITY
CATEGORIES

The Funds offered in this prospectus fall into three general investment categories: growth, income and stability.

Growth Category

The goal of a Fund in the growth category is to increase the value of your investment over the long term by investing mostly in stocks. Stocks are a type of investment that can increase in value over a period of years. Companies sell stock to get the money they need to grow. These companies often keep some of their profits to reinvest in their business. As they grow, the value of their stock may increase. This is how the value of your investment may increase.

Series Company Growth Category includes:

  Growth Fund

  Growth & Income Fund

  Stock Index Fund

  Social Awareness Fund

  MidCap Index Fund

  Science & Technology Fund

  Small Cap Index Fund

  Timed Opportunity Fund

  International Equities Fund

Income Category

Unlike Funds in the growth category, where the objective is to make the Fund's investments increase in value, Funds in the income category try to keep the value of their investments from falling, while providing an increase in the value of your investment through the income earned on the Fund's investments. To meet this objective, Funds in the income category buy investments that are expected to pay interest to the Fund on a regular basis.

Series Company Income Category includes:

  Capital Conservation Fund
  International Government Bond Fund
  Government Securities Fund

Stability Category

Funds in the stability category provide liquidity, protection of capital and current income through investments in high quality securities.

Series Company Stability Category includes:

  Money Market Fund

ABOUT LEVEL OF RISK

The risks involved in each Fund are described in each Fund's Fact Sheet. These risks include market risk, credit risk, interest rate risk and risk associated with foreign securities. These risks are described in the "Types of Investments"
section in this prospectus. The money you invest in the Series Company is not insured. And, we can't guarantee that any of the Funds will meet their investment objectives. There's a chance you may lose money and end up with less than you invested.

ABOUT PORTFOLIO TURNOVER

Portfolio turnover occurs when a Fund sells its investments and buys new ones. In some Funds, high portfolio turnover occurs when these Funds sell and buy investments as part of their investment strategy. In other Funds, like the Index Funds discussed below, portfolio turnover is lower because the make up of the index stays fairly constant.

High portfolio turnover may cause a fund's expenses to increase. For example, a fund may have to pay brokerage fees and other related expenses.

--------------------------------------------------------------------------------

For each of the last two fiscal years the portfolio turnover rates for each of the Funds except the Money Market Fund were as follows:

                                             Fiscal Year Ending
                                           ---------------------
                                           May 31,       May 31,
                                            1995          1996
                                           -------       -------
Stock Index Fund                             14%            3%
MidCap Index Fund                            23%           21%
Small Cap Index Fund                         34%           31%
International Equities Fund                  14%           20%
Growth Fund                                  61%           36%
Growth & Income Fund                         97%           64%
Capital Conservation Fund                   100%           80%
Government Securities Fund                  229%           36%
International Government Bond Fund            6%           11%
Social Awareness Fund                       148%          117%
Science & Technology Fund                   121%          116%
Timed Opportunity Fund                      133%          119%

A portfolio turnover rate over 100% a year is higher than the rates of many other mutual fund companies. A high rate increases a Fund's transaction costs and expenses.

Excessive short-term trading may result in excessive "short-short income" under the Internal Revenue Code ("Code"). Excessive "short-short income" in a Fund could affect a Fund's status as a regulated investment company (RIC) under the Code. Failure of a Fund to qualify as a RIC could cause the separate accounts investing in the Fund to be nondiversified under Section 817[h] of the Code. See "Dividends and Capital Gains," "Diversification" and "Taxes" in this prospectus for a fuller discussion of certain of these tax provisions.

ABOUT FUND PERFORMANCE

From time to time the Series Company may advertise Fund performance information such as Fund average total return and index total return. Current Fund performance and information as to how this Fund performance information is calculated appears in the Statement of Additional Information. Additionally, information on separate account performance appears in your contract prospectus.

HOW TO READ A FUND FACT SHEET

--------------------------------------------------------------------------------

                                    [CHART]

THE INDEX EQUITY FUNDS
--------------------------------------------------------------------------------

Four of the 13 Funds in the Series Company are Index Equity Funds investing mostly in stocks. Their investment strategy is to track the performance of a specific index. This strategy is followed whether markets go up or down. As part of this investment strategy, each Fund may also invest in futures contracts and options. Because these Funds do not have a defensive investment strategy, when the market goes down, you will bear the risk of such market decline.

Index Funds perform best over the long term. This means you should plan to keep your money in an Index Fund for a period of years.

WHAT IS AN INDEX?
An index reflects the average performance of a particular class of securities. Examples of indexes include large company stocks (S&P 500 Index), mid-size company stocks (S&P MidCap 400 Index), the bond market, or stocks of companies in specific industries. Indexes are not managed funds, and cannot be bought. Investment advisers compare the results of the funds they manage to indexes that are close to the investment style of the fund. Information about the Series Company's use of Standard & Poor's Indexes is in the Statement of Additional Information.

WHICH INDEXES DO THESE FUNDS TRY
TO TRACK?
While there are more than a hundred different indexes, the Index Funds in this prospectus try to track four very prominent stock indexes:

The Stock Index Fund tracks the
Standard & Poor's 500 Stock Index(R)*

The Standard & Poor's 500 Stock Index(R) (S&P 500) tracks the common stock performance of large U.S. companies in the manufacturing, utilities, transportation, and financial industries. These companies are usually listed on the New York Stock Exchange. It also tracks performance of common stocks sold by foreign and smaller U.S. companies in similar industries. The smaller U.S. companies are usually listed on the American Stock Exchange. In total, this index tracks 500 common stocks.

This index may periodically change some of the stocks it tracks. And, different indexes sometimes track some of the same stocks. For example, as of May 31, 1996, this Index was tracking 24 of the same stocks tracked by the Russell 2000 Index.

The MidCap Index Fund tracks the
Standard & Poor's MidCap 400(R) Index*

The Standard & Poor's MidCap 400(R) Index (S&P MidCap 400) tracks the common stock performance of 400 medium capitalized U.S. and foreign companies that are in the manufacturing, utilities, transportation, and financial industries. Medium capitalized means the market value of these companies' stock is around $600 million.

Standard & Poor's created this Index in 1991 to give investors an idea of how the stocks of medium capitalized companies generally perform.

Standard & Poor's may periodically change some of the stocks in the index. And, different indexes sometimes include some of the same stocks. For example, as of May 31, 1996, this Index was tracking 115 of the same stocks tracked by the Russell 2000 Index. This Index does not track the same stocks as the S&P 500 Index.

The Small Cap Index Fund tracks
The Russell 2000(R) Index**

The Russell 2000 Index is provided by The Frank Russell Company. This Index tracks the common stock performance of 2,000 small capitalized U.S. companies in various industries. Small capitalized means these companies have a market value below $750 million.

The Frank Russell Company created this Index in 1979 to give investors an idea of how the stocks of small capitalized companies generally perform. Most of the companies tracked by this Index have common stocks with a market value of $100 million to $750 million.

The stocks tracked by this Index are updated monthly because many small capitalized companies eventually become medium capitalized companies and some fail.

------------
 * "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "S&P MidCap 400(R)" are trademarks of Standard & Poor's ("S&P"). Neither the MidCap Index Fund nor the Stock Index Fund is sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investment in these Funds.

** The Russell 2000(R) Index is a trademark/service mark of the Frank Russell
   Trust Company. The Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Fund or any associated literature or publications and makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

INDEX FUNDS have
outperformed most mutual
funds over consecutive ten
year periods. However,
because they are managed
to track an index they will
rise and fall with the
market.

--------------------------------------------------------------------------------

The International Equities Fund tracks The Morgan Stanley Capital
International, Europe, Australia and the Far East (EAFE) Index.

The EAFE Index tracks the performance of about 1,000 common stocks of companies in 20 foreign countries. This index provides a measure of the performance of companies in the more developed countries in Europe, Australia and the Far East.

Morgan Stanley publishes the EAFE Index daily and, at times, may change some of the stocks in the index.

HOW CLOSELY CAN INDEX FUNDS TRACK
THE PERFORMANCE OF THEIR INDEX?

The factors that cause a Fund to perform differently from the Index it tries to track are called tracking differences. There is no assurance that an Index Fund can track its index.

The coefficient of correlation (r) is an index number which shows how closely two variables are related. If r=0 there is no tendency for one variable to change with the other. A value of +1 means that one variable will vary exactly with the other. Index funds try to keep their coefficient of correlation as close to 1 as possible. As a practical matter, any coefficient above 0.95, when measured against the comparison index, shows good tracking.
The index may remove one stock and substitute another requiring the sub-adviser of the Fund to do the same. When a stock is sold and the new stock purchased, the Fund incurs transaction costs. The index incurs no transaction costs. Therefore, the portfolio manager cannot match exactly the performance of an index.

Also, it may not be possible for a Fund to buy every stock in its index or in the same proportions. Fund portfolio managers may rely on a statistical selection technique to figure out, of the stocks tracked by their index, how many and which ones to buy. Stocks are bought and sold when they are added to or dropped from the Index. This keeps brokerage fees and other transaction costs low. For more information, see the "Investment Strategy" sections on each Fund's Fact Sheet.

STOCK INDEX FUND
Fact Sheet
-------------------------------------------------
Investment Goal     GROWTH THROUGH
                    INVESTMENTS TRACKING
                    THE S&P 500 INDEX
-------------------------------------------------
Investment Category GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
Bankers Trust

INVESTMENT OBJECTIVE
Seeks long-term capital growth through investment in common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the S&P 500 Index.

INVESTMENT RISK
The S&P 500 Index includes the stocks of many large, well-established companies. These companies usually have the financial strength to weather difficult financial times. However, the value of any stock can rise and fall over short and long periods of time. This Fund which holds nearly all of the 500 stocks in the S&P 500 Index avoids the risk of individual stock selection and seeks to provide the return of the large company sector of the market. In the past that return has been positive over many years but can be negative at certain times. There is no assurance that a positive return will occur in the future.

Because the Fund invests in many of the stocks tracked by this Index, your investment will experience similar changes in value and share similar risks, such as market risk and risk associated with foreign securities. For more information about market risk and risk associated with foreign securities, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY
The Fund invests in most of the stocks in the S&P 500 Index that, as a group, should reflect its performance. Since it's not possible for this Fund to buy every stock included in this Index or in the same proportions, we buy as many stocks as we need to closely track the performance of the S&P 500 Index.

We follow the guidelines listed below for making the primary investments for the Fund.

                                Percent of
Fund Investments                Fund's Assets*
-------------------------------------------------
Stocks in the S&P 500           at least 65%
Index
-------------------------------------------------
Foreign stocks (listed and      no more than 20%
over-the-counter) in the
S&P 500 Index
-------------------------------------------------
Futures and options             no more than 33%
-------------------------------------------------
Investments not in the S&P      no more than 35%
500 Index
    Common stock and
    related securities
    High quality money
    market securities
    Illiquid and restricted
    securities
-------------------------------------------------
*At time of purchase.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments".

STOCK INDEX FUND
Fact Sheet

--------------------------------------------------------------------------------

For the fiscal year ended May 31, 1996, the Fund had a return of 28.52%, before subtracting expenses of 0.35%. This return represented a positive tracking difference of 0.09% compared to the S&P 500 Index(C). A combination of careful purchasing of securities, low cost trading techniques, and the use of futures to maintain a fully invested position resulted in the close tracking of the Index.

                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000
            INVESTMENT IN THE STOCK INDEX FUND AND THE S&P 500 INDEX

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

                                    [CHART]

                            FISCAL YEAR ENDED MAY 31

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract for mortality and expense guarantees, administrative fees or surrender charges.

MIDCAP INDEX FUND
Fact Sheet
-------------------------------------------------
Investment Goal     GROWTH THROUGH
                    INVESTMENTS TRACKING
                    THE S&P 400 MIDCAP
                    INDEX
-------------------------------------------------
Investment Category GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
Bankers Trust

INVESTMENT OBJECTIVE
Seeks to provide growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the S&P MidCap 400 Index.

INVESTMENT RISK
The S&P MidCap 400 Index includes the stocks of many medium sized companies. These companies usually do not have as much financial strength as very large companies and so may not be able to do as well in difficult times. However, because they are medium sized, they have more potential to grow, which means the value of their stock may increase. The S&P MidCap 400 Index also includes stocks of certain medium sized foreign companies. These stocks can be more risky than large company stocks. An index fund holding nearly all of the 400 stocks in the S&P MidCap 400 Index avoids the risk of individual stock selection and seeks to provide the return of the medium-sized company sector of the market. On average that return has been positive over many years but can be negative at certain times. There is no assurance that a positive return will occur in the future.

Because this Fund invests in many of the stocks tracked by this Index, your investment will experience similar changes in value and share similar risks such as market risk and risk associated with foreign securities. For more information about market risk and risk associated with foreign securities, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY
The Fund invests in most of the stocks in the S&P MidCap 400 Index that, as a group, should reflect its performance. Since it's not possible for this Fund to buy every stock included in this index or in the same proportions, we buy as many stocks as we need to closely track the performance of the S&P MidCap
400 Index.

We follow the guidelines listed below for making the primary investments for the Fund.

                                Percent of
Fund Investments                Fund's Assets*
-------------------------------------------------
Stocks in the S&P MidCap        at least 65%
400 Index
-------------------------------------------------
Foreign stocks (listed and      no more than 20%
over-the-counter) in the
S&P MidCap 400 Index
-------------------------------------------------
Futures and options             no more than 33%
-------------------------------------------------
Investments not in the S&P      no more than 35%
MidCap 400 Index
    Common stock and
    related securities
    High quality money
    market securities
    Illiquid and restricted
    securities
-------------------------------------------------
*At time of purchase.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments".

MIDCAP INDEX FUND
Fact Sheet

--------------------------------------------------------------------------------

For the fiscal year ended May 31, 1996, the Fund had a return of 28.51%, before subtracting expenses of 0.41%. This represented a positive tracking difference of 0.06% compared to the S&P MidCap 400 Index. The close tracking was the result of low cost trading techniques, and the use of futures to maintain a fully invested position.

                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000
                    INVESTMENT IN THE MIDCAP INDEX FUND AND
                            THE S&P MIDCAP 400 INDEX

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

                                    [CHART]

                            FISCAL YEAR ENDED MAY 31

                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000
                    INVESTMENT IN THE MIDCAP INDEX FUND AND
                            THE S&P MIDCAP 400 INDEX

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

                                    [CHART]

                            FISCAL YEAR ENDED MAY 31

   * Effective October 1, 1991, the Fund's name was changed from the Capital Accumulation Fund to the MidCap Index
    Fund. Additionally, the investment objectives and investment program for the Fund were changed.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract for mortality and expense guarantees, administrative fees or surrender charges.

SMALL CAP INDEX
FUND
Fact Sheet
-------------------------------------------------
Investment Goal     GROWTH THROUGH
                    INVESTMENTS TRACKING
                    THE RUSSELL 2000
                    INDEX
-------------------------------------------------
Investment Category GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
Bankers Trust

INVESTMENT OBJECTIVE
Seeks to provide growth of capital through investment primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Russell 2000 Index.

INVESTMENT RISK
The Russell 2000 Index includes many small U.S. companies. Some of these companies often do not have the financial strength needed to do well in difficult times. Also, they often sell limited numbers of products, which can make it harder for them to compete with medium and large companies. However, because they are small, their stock prices may fluctuate more over the short-term, but they have more potential to grow. This means their stock value may offer greater potential for appreciation. An index fund holding a large sampling of the 2,000 stocks in the Russell 2000 Index avoids the risks of individual stock selection and seeks to provide the return of the smaller-sized company sector of the market. On average that return has been positive over the years but has been negative at certain times. There is no assurance that a positive return will occur in the future.

Because this Fund invests in many of the stocks tracked by this Index, your investment will experience similar changes in value and share similar risks such as market risk and risk associated with foreign securities. For more information about market risk and risk associated with foreign securities, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY
The Fund invests in a sampling of stocks in the Russell 2000 Index that, as a group, should reflect its performance. Since it's not possible for this Fund to buy every stock included in this index or in the same proportions, we buy as many stocks as we need to closely track the performance of the Russell 2000 Index.

We follow the guidelines listed below for making the primary investments for the Fund.

                                Percent of
Fund Investments                Fund's Assets*
-------------------------------------------------
Stocks in the Russell 2000      at least 65%
Index
-------------------------------------------------
Foreign stocks (listed and      no more than 20%
over-the-counter) in the
Russell 2000 Index
-------------------------------------------------
Futures and options             no more than 33%
-------------------------------------------------
Investments not in the          no more than 35%
Russell 2000 Index
    Common stock and
    related securities
    High quality money
    market securities
    Illiquid and restricted
    securities
-------------------------------------------------
*At time of purchase.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments".

SMALL CAP INDEX FUND
Fact Sheet

--------------------------------------------------------------------------------

For the fiscal year ended May 31, 1996, the Fund had a return of 34.91%, before subtracting expenses of 0.41%. This represented a negative tracking difference of .98% compared to the Russell 2000 Index. The Fund uses futures to maintain a fully invested position to track its index but incurs fees and charges to acquire securities which created a variance from the index.

                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000
                   INVESTMENT IN THE SMALL CAP INDEX FUND AND
                             THE RUSSELL 2000 INDEX

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

                                    [CHART]

                            FISCAL YEAR ENDED MAY 31

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract for mortality and expense guarantees, administrative fees or surrender charges.

INTERNATIONAL EQUITIES
FUND
Fact Sheet
-------------------------------------------------
Investment Goal     GROWTH THROUGH
                    INVESTMENTS TRACKING
                    THE EAFE INDEX
-------------------------------------------------
Investment Category GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

--------------------------------------------------
PORTFOLIO MANAGER: While this Fund attempts to track the performance of the EAFE Index, it is actively managed. William Trimbur, Jr. has been this Fund's Portfolio Manager since the Fund was started in 1989. He has been Vice President and Investment Officer for the Series Company since 1987. Mr. Trimbur is also the portfolio manager for the International Government Bond Fund.

INVESTMENT OBJECTIVE
Seeks to provide long-term growth of capital through investments primarily in a diversified portfolio of equity and equity related securities of foreign issuers that, as a group, are expected to provide investment results closely corresponding to the performance of the EAFE Index.

INVESTMENT RISK
As described in the Investment Strategy section below, this Fund invests almost all its assets in foreign securities, which have risks that U.S. investments don't have. For a further explanation of the risks associated with foreign securities and market risk, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY
The Fund invests in a sampling of about 100 foreign stocks of companies that are either in the EAFE Index or are similar to stocks in the EAFE Index. These stocks, as a group, should reflect EAFE's performance. Since it's not possible for this Fund to buy every stock included in this index or in the same proportions, we buy as many stocks as are needed to closely track the performance of the EAFE Index.

We follow the guidelines listed below for making the primary investments for the Fund.

                                Percent of
Fund Investments                Fund's Assets*
-------------------------------------------------
Stocks in the EAFE Index        at least 65%**
-------------------------------------------------
Other investments not in        no more than 35%
EAFE Index
  Foreign equity and
  related securities
  including common
  stocks, convertible
  stocks, preferred stocks
  and warrants
-------------------------------------------------
Futures and options             no more than 33%
  Covered put and call
  options on foreign
  currencies
  Listed and unlisted put
  and call options on
  currency futures
  Listed and unlisted
  foreign currency
  contracts
-------------------------------------------------
High quality foreign and        up to 100%
  domestic money market
  securities**
-------------------------------------------------
Illiquid and restricted         no more than 10%
securities
-------------------------------------------------
 *At time of purchase.
**It is possible we may invest up to 100% of the
  Fund's assets in short term, high quality,
  foreign and domestic money market securities when
  we think economic, political and market
  conditions in foreign countries make it too risky
  to follow our general guidelines.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments".

INTERNATIONAL EQUITIES FUND
Fact Sheet

--------------------------------------------------------------------------------

For the fiscal year ended May 31, 1996, the Fund had a return of 11.56% before subtracting expenses of 0.42%. This return represented a positive tracking difference of 0.89% compared to the EAFE Index. The outperformance was a result of good representation in certain sectors of the European markets and avoidance of some issues in Asia which performed poorly.

                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000
               INVESTMENT IN THE INTERNATIONAL EQUITIES FUND AND
                                 THE EAFE INDEX

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

                                    [CHART]

                            FISCAL YEAR ENDED MAY 31

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract for mortality and expense guarantees, administrative fees or surrender charges.

GROWTH FUND
Fact Sheet
-------------------------------------------------
Investment Goal     GROWTH THROUGH
                    INVESTMENTS IN
                    SERVICE SECTOR
                    COMPANIES
-------------------------------------------------
Investment Category GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
T. Rowe Price

--------------------------------------------------
PORTFOLIO MANAGER: This Fund is managed by an Investment Advisory Committee chaired by John H. Laporte. He has been chairman of this committee since it was started in 1994. Mr. Laporte joined T. Rowe Price in 1976 and has been managing investments since 1984.

INVESTMENT OBJECTIVE
Seeks to provide long-term growth of capital through investment primarily in common stocks of U.S. growth companies engaged in service-related activities.

INVESTMENT RISK
This Fund invests in many companies that are small and/or new. These companies face special risks because they may not have the financial strength to do well during difficult times. The securities that the Fund invests in involve certain risks, such as market risk, and risk associated with foreign securities. For a discussion of these risks, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY
The Fund invests primarily in U.S. companies that are in the services industry. Examples include: consumer services (retailing, entertainment/leisure, media communications, restaurants/food distribution) business services (healthcare, computer services), and financial services (insurance, investment service). We believe if service companies outpace overall economic growth, their stocks could generate above-average returns. Currently, over 50% of the U.S. economy is made up of service companies.

We follow the guidelines listed below for making the primary investments for the Fund.

                                Percent of
Fund Investments                Fund's Assets*
-------------------------------------------------
Common stocks and               at least 75%
related securities, bonds,
preferred stock, convertible
stock of service industry
companies
-------------------------------------------------
Foreign securities              up to 15%
-------------------------------------------------
Equity securities sold by       up to 25%
non-service related
companies
-------------------------------------------------
Illiquid and restricted         up to 15%
securities**
-------------------------------------------------
Futures and options             up to 25%
-------------------------------------------------
High quality money market       up to 100%
securities***
-------------------------------------------------
  *At time of purchase.
 **We may invest up to 15% of the Fund's assets in
   illiquid securities, as long as no more than 10%
   of the Fund's assets are invested in restricted
   securities that are also considered illiquid.
   Restricted securities are explained under "Types
   of Investments".
***If, for temporary defensive reasons, we invest
   35% or more of the Fund's assets in money market
   securities, it is likely 25% or more of the
   Fund's assets will be invested in securities of
   the banking industry. This type of concentration
   in a single industry may increase the general
   level of risk to the Fund.

Additional information
about THE FUND'S
INVESTMENTS
is provided under
"Types of Investments".

GROWTH FUND
Fact Sheet

--------------------------------------------------------------------------------

For the fiscal year ended May 31, 1996, the Fund had a return of 48.29% before subtracting expenses of 0.83%. This return represented a positive tracking difference of 19.86% compared to the Fund's benchmark, the S&P 500 Index. The diversification of the Fund among financial, consumer and business services proved to be a very good strategy.

                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000
              INVESTMENT IN THE GROWTH FUND AND THE S&P 500 INDEX

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

                                    [CHART]

                            FISCAL YEAR ENDED MAY 31

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract for mortality and expense guarantees, administrative fees or surrender charges.

GROWTH & INCOME
FUND
Fact Sheet
-------------------------------------------------
Investment Goal     GROWTH AND INCOME
                    THROUGH INVESTMENTS
                    IN STOCKS OR
                    SECURITIES CONVERTIBLE
                    INTO STOCKS
-------------------------------------------------
Investment Category GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
Value Line

--------------------------------------------------------------------------------
PORTFOLIO MANAGER: This Fund is managed by an Investment Committee comprised of Value Line employees.
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
Seeks to provide long-term growth of capital and, secondarily, current income through investment in common stocks and equity-related securities.

INVESTMENT RISK
This Fund invests almost entirely in stocks. Stock values can rise and fall over both short and long periods of time. However, we believe that our investment strategy helps us to manage the risks the Fund is subject to such as market risk, credit risk, interest rate risk and risk associated with foreign securities. The Value Line Ranking System (discussed below) does not eliminate these risks. The Sub-adviser believes that the Value Line Ranking System provides objective standards for determining whether the market is undervaluing or overvaluing a particular security. Using these rankings provides no assurance that the Fund will perform better than the general market over any particular period. For a discussion of market risk, credit risk, interest rate risk and risk associated with foreign securities, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY
The Fund invests in stocks that provide long-term growth potential. As a secondary goal, the Fund invests in securities that will provide current income. We make investments which, according to the Value Line Ranking System (the Ranking System), are timely. Timely means that, in Value Line's opinion, on a ranking scale of 1 (highest) to 5 (lowest), certain stocks in the Ranking System are more likely to outperform the others over the coming year.

The Value Line Investment Survey covers about 1,700 stocks that are ranked for Timeliness by the Ranking System. These rankings are updated weekly. Stocks ranked 1 or 2 are expected to comprise the majority of the Fund's investments. However, the Fund may invest in stocks ranked below 2 or hold stocks that have fallen below 3, when the Sub-adviser decides it is appropriate.

We follow the guidelines listed below for making the primary investments for the Fund.

                             Percent of
Fund Investments             Fund's Assets*
-------------------------------------------------
Common stocks and equity     generally 90-95%
related securities
bonds, preferred stock,
convertible stock and
warrants
-------------------------------------------------
Futures and options          up to 25%
-------------------------------------------------
Foreign securities           up to 20%
-------------------------------------------------
Illiquid and restricted      up to 15%
securities**
-------------------------------------------------
High quality money market    up to 100%
securities***
-------------------------------------------------

   *At time of purchase.
  **We may invest up to 15% of the Fund's assets in illiquid securities, as long as no more than 5% of the Fund's total assets are invested in restricted securities that are also considered illiquid.
    Restricted investments are explained under
    "Types of Investments".
 ***For temporary defensive reasons, we may invest up to 100% of the Fund's assets in fixed income securities such as U.S. Government securities, bonds, commercial paper, repurchase agreements and cash equivalents. We may do this when we think economic and market conditions make it too risky for us to follow our general guidelines.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments".

GROWTH & INCOME FUND
Fact Sheet

--------------------------------------------------------------------------------

For the fiscal year ended May 31, 1996, the Fund had a return of 35.64% before subtracting expenses of 0.79%. This return represented a positive tracking difference of 7.21% compared to the Fund's benchmark, the S&P 500 Index. The Fund benefited from selection of investments as evidenced by the technology sector where networking and software stocks outperformed semiconductor stocks. Other areas contributing to the outperformance were oil service, retail and apparel related, tobacco and food retailers.

                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000
                   INVESTMENT IN THE GROWTH & INCOME FUND AND
                               THE S&P 500 INDEX

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

                                    [CHART]

                            FISCAL YEAR ENDED MAY 31

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract for mortality and expense guarantees, administrative fees or surrender charges.

CAPITAL CONSERVATION
FUND
Fact Sheet
-------------------------------------------------
Investment Goal     INCOME AND POSSIBLE
                    GROWTH THROUGH
                    INVESTMENTS IN
                    HIGH QUALITY DEBT
                    SECURITIES
-------------------------------------------------
Investment Category INCOME

--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

--------------------------------------------------------------------------------
PORTFOLIO MANAGER: Leon A. Olver, Vice President and Investment Officer for the Series Company is this Fund's Portfolio Manager. Mr. Olver was an Assistant Vice President for Pulte Financial Companies, Denver, Colorado, from 1984 to 1991. From 1991 to 1995 Mr. Olver worked for First Heights Bank, Houston, Texas; he was Vice President, Assistant Treasurer 1991-1994, and Vice President, Treasurer from 1994 to 1995. He is also the Portfolio Manager for the Government Securities Fund.
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
Seeks the highest possible total return consistent with preservation of capital through current income and capital gains on investments in intermediate and long-term debt instruments and other income producing securities.

Investment Risk
The securities the Fund invests in involve certain risks, such as interest rate risk, credit risk, market risk and risk associated with foreign securities. This may cause the debt instruments that the Fund owns to be worth less than what the Fund paid. For a discussion of these risks see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY
To provide you with the highest possible total return from current income and capital gains as is consistent with preserving your investment, the Fund invests in high quality bonds. To increase the Fund's earning potential, we may use a small part of the Fund's assets to make some higher risk investments.

We follow the guidelines listed below for making the primary investments for the Fund.

                                Percent of
Fund Investments                Fund's Assets*
-------------------------------------------------
Investment grade                at least 75%
intermediate and long-term
corporate bonds rated at
least Baa by Moody's or
another rating organiza-
tion**, securities issued or
guaranteed by the U.S.
Government***, mortgage
backed securities, asset-
backed securities,
collateralized mortgage
obligations and high quality
money market securities
-------------------------------------------------
Debt securities                 up to 25%
rated at least B by
Moody's or another rating
organization****
Preferred or convertible
preferred stock,
Convertible debt securities
-------------------------------------------------
Foreign securities, mostly      up to 20%
foreign bonds that are of
the same quality as other
bonds purchased by this
Fund
-------------------------------------------------
Common stocks*****              up to 10%
-------------------------------------------------
Futures and options             up to 33%
-------------------------------------------------
Illiquid and restricted         up to 10%
securities
-------------------------------------------------
     *At time of purchase.
    **For more information concerning ratings see
      "Description of Corporate Bond Ratings" and
      "Description of Commercial Paper Ratings" in
      the Statement of Additional Information.
  ***U.S. Government securities are securities
     issued or guaranteed by the U.S. Government
     which are supported by (i) the full faith and
     credit of the U.S. Government, (ii) the right
     of the issuer to borrow from the U.S.
     Treasury, (iii) the credit of the issuing
     government agency or (iv) the discretionary
     authority of the U.S. Government or GNMA to
     purchase certain obligations of the agency.
     For more information see "Government
     Securities Fund" in the Statement of
     Additional Information.
 ****The Fund currently intends to limit these
     investments to no more than 5% of its total
     assets. For the fiscal year ended May 31, 1996
     less than 2% of the Fund's average monthly
     assets were invested in securities rated below
     Baa determined on a dollar-weighted basis.
*****Only stocks acquired by conversion of
     income-bearing securities or by exercising
     warrants attached to income-bearing
     securities.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments".

CAPITAL CONSERVATION FUND
Fact Sheet

--------------------------------------------------------------------------------

For the fiscal year ended May 31, 1996, the Fund had a return of 3.98% before subtracting expenses of 0.57%. This represents a negative tracking difference of 0.59% from the Fund's benchmark; the Merrill Lynch Corporate Master Bond Index. The effects of declining interest rates in 1995 were positive while the increased interest rates in the early months of 1996 exerted a negative effect.

                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000
                INVESTMENT IN THE CAPITAL CONSERVATION FUND AND
                    THE MERRILL LYNCH CORPORATE MASTER INDEX

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

                                    [CHART]

                            FISCAL YEAR ENDED MAY 31

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract for mortality and expense guarantees, administrative fees or surrender charges.

GOVERNMENT
SECURITIES FUND
Fact Sheet
-------------------------------------------------
Investment Goal     INCOME AND POSSIBLE
                    GROWTH THROUGH
                    INVESTMENTS IN
                    INTERMEDIATE & LONG-
                    TERM GOVERNMENT
                    DEBT SECURITIES
-------------------------------------------------
Investment Category INCOME

--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

--------------------------------------------------
PORTFOLIO MANAGER: Leon A. Olver, Vice President and Investment Officer for the Series Company, is this Fund's Portfolio Manager. Mr. Olver was an Assistant Vice President for Pulte Financial Companies, Denver, Colorado from 1984 to 1991. From 1991 to 1995 Mr. Olver worked for First Heights Bank, Houston, Texas; he was Vice President, Assistant Treasurer 1991-1994; and Vice President, Treasurer from 1994 to 1995. He is also the Portfolio Manager for the Capital Conservation Fund.

INVESTMENT OBJECTIVE
Seeks high current income and protection of capital through investments in intermediate and long-term U.S. Government debt securities.

INVESTMENT RISK
The securities the Fund invests in involve certain risks, including interest rate risk, credit risk and risk associated with foreign securities. This may cause the debt instruments that the Fund owns to be worth less than what the Fund paid. For a discussion of these risks see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY
The Fund primarily invests in intermediate and long term U.S. Government and government sponsored investments. The Fund may also use up to 20% of its assets to make high quality foreign investments payable in U.S. dollars.

We follow the guidelines listed below for making the primary investments for the Fund.

                                Percent of
Fund Investments                Fund's Assets*
-------------------------------------------------
Debt securities issued or       at least 80%
guaranteed by the U.S.
Government**, asset-
backed securities, high
quality domestic money
market securities
-------------------------------------------------
Mortgage-backed securities      up to 25%
-------------------------------------------------
High quality foreign            up to 20%
government securities and
high quality foreign money
market securities payable in
U.S. dollars
-------------------------------------------------
Futures and options             up to 33%
  Listed and unlisted call
  and put options on
  securities, stock indices
  and currencies
-------------------------------------------------
Illiquid and restricted         up to 10%
securities
-------------------------------------------------
 *At time of purchase.
**U.S. Government securities are securities issued
  or guaranteed by the U.S. Government and which
  are supported by (i) the full faith and credit of
  the U.S. Government, (ii) the right of the issuer
  to borrow from the U.S. Treasury, (iii) the
  credit of the issuing government agency, or (iv)
  the discretionary authority of the U.S.
  Government or GNMA to purchase certain
  obligations of the agency. For more information
  see "Government Securities Fund" in the Statement
  of Additional Information.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments".

GOVERNMENT SECURITIES FUND
Fact Sheet

--------------------------------------------------------------------------------

For the fiscal year ended May 31, 1996, the Fund had a return of 3.88% before subtracting expenses of 0.56%. This represents a negative tracking difference of 0.11% from the Fund's benchmark, the Lehman Brothers U.S. Treasury Composite Index. Price sensitivity in excess of the index caused the variance with the Index and adjustments have been made to improve results.

                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000
                INVESTMENT IN THE GOVERNMENT SECURITIES FUND AND
               THE LEHMAN BROTHERS U.S. TREASURY COMPOSITE INDEX

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

                                    [CHART]

                            FISCAL YEAR ENDED MAY 31

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract for mortality and expense guarantees, administrative fees or surrender charges.

INTERNATIONAL
GOVERNMENT BOND
FUND
Fact Sheet
-------------------------------------------------
Investment Goal     INCOME AND POSSIBLE
                    GROWTH THROUGH
                    INVESTMENTS IN HIGH
                    QUALITY FOREIGN
                    GOVERNMENT DEBT
                    SECURITIES
-------------------------------------------------
Investment Category INCOME

--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC
--------------------------------------------------
PORTFOLIO MANAGER: William Trimbur, Jr. has been this Fund's Portfolio Manager since the Fund was started in 1991. He has been Vice President and Investment Officer for the American General Series Portfolio Company since 1987. Mr. Trimbur is also the Portfolio Manager for the International Equities Fund.

INVESTMENT OBJECTIVE
Seeks high current income through investments primarily in high quality debt securities issued or guaranteed by foreign governments.

INVESTMENT RISK
This Fund invests mostly in bonds that are issued by foreign governments. Although these governments promise to pay the principal and interest due on their bonds, it is still possible you may not get back all the money you invest.

For a discussion of the risks associated with foreign securities, credit risk, and interest rate risk see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY

The Fund aims to give you foreign investment opportunities primarily in high quality government and government sponsored debt securities. Since the Fund expects to concentrate in certain foreign government securities, it is classified as a "non-diversified" investment company. Also, the Fund attempts to have all of its investments payable in foreign currencies. The Fund may also convert its cash to foreign currency. To help us choose which countries to invest in we rely, in part, on the Salomon Brothers Non-U.S. Dollar World
Government Bond Index   (Salomon Index).

The Salomon Index is a widely used, international government bond index. It tracks the performance of government bonds sold in Austria, Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, the Netherlands, Spain, Sweden, and the United Kingdom. In addition, the Fund may invest in securities in other countries, provided such securities are payable in the currencies of the countries in the Salomon Index. We do not try to copy this index's performance. Rather, we use it as a guide.

We follow the guidelines listed below for making the primary investments for the Fund.

                                Percent of
Fund Investments                Fund's Assets*
-------------------------------------------------
High quality debt securities    at least 65%
issued or guaranteed by
foreign governments
-------------------------------------------------
Other high quality debt         no more than 35%
securities, including
  Foreign corporate debt
  and foreign money
  market securities
  sold in the countries
  listed above
  High quality domestic
  money market
  securities and debt
  obligations issued or
  guaranteed by the
  U.S. Government
  Foreign currency
  exchange transactions
-------------------------------------------------
Futures and options             no more than 33%
  Covered put and
  call options on
  foreign currencies
  Listed put and
  call options on
  currencies
  Listed and
  unlisted foreign
  currency futures
  contracts
-------------------------------------------------
Illiquid and restricted         up to 10%
securities
-------------------------------------------------
*At time of purchase.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments".

INTERNATIONAL GOVERNMENT BOND FUND
Fact Sheet

--------------------------------------------------------------------------------

For temporary defensive reasons, we may invest up to 100% of the Fund's assets in short term, high quality US money market securities, and US Government debt securities. We may do this when we think economic, political or market conditions in foreign countries make it too risky to follow our general guidelines.

For the fiscal year ended May 31, 1996, the Fund had a negative return of 1.35% before subtracting expenses of 0.56%. This represents a positive tracking difference of 0.66% compared to its benchmark, the Salomon Brothers Non-U.S. Dollar World Government Bond Index. The major international bond markets such as Japan, Germany and France experienced both lower prices and weaker currencies. The Fund outperformed the index due to a slight overweight position in Australia, Italy, Sweden and Spain. Those countries had bond rallies and stable currencies.

                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000
              INVESTMENT IN THE INTERNATIONAL GOVERNMENT BOND FUND
                             AND THE SALOMON INDEX

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

                                    [CHART]

                            FISCAL YEAR ENDED MAY 31

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract for mortality and expense guarantees, administrative fees or surrender charges.

SOCIAL AWARENESS
FUND
Fact Sheet
-------------------------------------------------
Investment Goal     GROWTH THROUGH
                    INVESTMENTS IN
                    STOCKS OF COMPANIES
                    MEETING SOCIAL
                    CRITERIA OF THE FUND
-------------------------------------------------
Investment Category GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

--------------------------------------------------------------------------------
PORTFOLIO MANAGER: Since 1992, John W. Mossbarger has been this Fund's
Portfolio Manager and Vice President and Investment Officer for the Series Company. From 1988 to 1992, Mr. Mossbarger worked for American General
Corporation: he was Managing Director, Common Stocks from 1989 to 1992, and Senior Vice President, Equity Investments from 1988 to 1989.
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
Seeks to obtain growth of capital through investment, primarily in common stocks, in companies which meet the social criteria established for the Fund.

The Fund invests only in companies which meet its social criteria. The Fund does not invest in companies that:

  o produce nuclear energy;

  o make military weapons or delivery systems; or

  o engage continuously in practices or produce products that significantly pollute the environment (such products include tobacco products).

INVESTMENT RISK
Most of the companies this Fund invests in are included in the S&P 500 Index. This Fund's degree of market risk is slightly greater than the Stock Index Fund's degree of risk. This is because its investments are more limited by its investment objective. This Fund may also experience market risk, and risks associated with foreign securities. For a discussion of these risks see the Stock Index Fund's Fact Sheet and "A Word About Risk" in this prospectus.

If a company stops meeting the Fund's social criteria after the Fund invested in it, the Fund will sell these investments even if this means the Fund loses money. Also, if the Fund changes its social criteria and the companies the Fund has already invested in no longer qualify, the Fund will sell these investments even if this means the Fund loses money. Social criteria screening will limit the availability of investment opportunities for the Fund more than for funds having no such criteria.

INVESTMENT STRATEGY
We follow the guidelines listed below for making the primary investments for the Fund.

                                Percent of
Fund Investments                Fund's Assets*
-------------------------------------------------
Common stocks of companies      at least 80%
meeting Fund's social criteria
-------------------------------------------------
Other types of securities of    up to 20%
companies meeting social
criteria including
    Foreign securities
    Preferred stock
    Convertible securities
    High quality money market
    securities and warrants
-------------------------------------------------
Futures and options             up to 33%
-------------------------------------------------
Illiquid and restricted         up to 10%
  securities
-------------------------------------------------
*At time of purchase.

To find out which companies meet the Fund's social criteria, we rely on industry classifications, research services such as the Investor Responsibility Research Center (IRRC), and special magazines and papers that publish this type of information.

Since our definition of social criteria is not "fundamental," the Series Company's Board of Directors may change it without shareholder approval. When deciding to make changes to the criteria, the Board will consider, among other things, new or revised state laws that govern or affect the investments of public funds. At least once a year, we survey state laws on this issue to look for any new developments. If our survey shows that at least 20 states have adopted laws that restrict public funds from being invested in a clearly definable category of investments, this category is automatically added to our social criteria list.

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments".

SOCIAL AWARENESS FUND
Fact Sheet

--------------------------------------------------------------------------------

For the fiscal year ended May 31, 1996, the Fund had a return of 29.41% before subtracting expenses of 0.56%. This resulted in a positive tracking difference of 0.98% compared to the Fund's benchmark, the S&P 500 Index. This performance is attributed to underweighting of investments in aerospace, oil refining and international oil industries. Overweighting of telephone, food, business machines and oil service industries further contributed to the positive performance.

                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000
                    INVESTMENT IN THE SOCIAL AWARENESS FUND
                             AND THE S&P 500 INDEX

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

                                    [CHART]

                            FISCAL YEAR ENDED MAY 31

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract for mortality and expense guarantees, administrative fees or surrender charges.

SCIENCE &
TECHNOLOGY FUND
Fact Sheet
-------------------------------------------------
Investment Goal     GROWTH THROUGH
                    INVESTMENTS IN
                    STOCKS OF COMPANIES
                    WHICH BENEFIT FROM
                    DEVELOPMENT OF
                    SCIENCE AND
                    TECHNOLOGY
-------------------------------------------------
Investment Category GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
T. Rowe Price
--------------------------------------------------
PORTFOLIO MANAGER: This Fund is managed by an Investment Advisory Committee chaired by Charles A. Morris. He has been chairman of this committee since it was started in 1994. Mr. Morris joined T. Rowe Price in 1987 as an investment analyst. He has been managing investments since 1991.

INVESTMENT OBJECTIVE
Seeks long-term growth of capital through investment primarily in the common stocks and equity-related securities of companies that are expected to benefit from the development, advancement and use of science and technology.

INVESTMENT RISK
The Science & Technology Fund invests in many small and/or new companies that develop and sell new products or services. These products or services may fail or become quickly outdated. Also, small and new companies have limited product lines and do not always have the financial strength to do well in difficult times. Because these companies are small, their stock prices will go up and down over the short-term, but may have greater growth potential.

The securities the Fund invests in involve certain risks, including market risk and risk associated with foreign securities. For a discussion of these risks, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY
The Fund invests in companies that are expected to benefit from scientific breakthroughs and advancements in technology. We believe that stocks of companies that develop products using new technology or benefit from this technology may greatly increase in value. These companies are in the following industries: computer, pharmaceutical, defense, telecommunications and electronics.

We follow the guidelines listed below for making the primary investments for the Fund.

                                    Percent of
        Fund Investments          Fund's Assets*
-------------------------------------------------
Common stocks of science        at least 65%
and technology companies
-------------------------------------------------
Other equity-related            up to 25%
securities of science and
technology companies
including convertible debt
securities, convertible
preferred stock
-------------------------------------------------
Foreign securities              up to 30%
-------------------------------------------------
Illiquid and restricted         up to 15%
securities**
-------------------------------------------------
Futures and options             up to 25%
-------------------------------------------------
High quality money market       up to 100%
securities***
-------------------------------------------------

  * At time of purchase.

 ** We may invest up to 15% of the Fund's assets in illiquid securities, as long as no more than 10% of the Fund's assets are invested in restricted securities that are considered illiquid. Restricted securities are explained under "Types of Investments".

*** For temporary defensive reasons, we may invest up to 100% of the Fund's assets in cash and cash equivalents. We may do this when we think economic and market conditions make it too risky for us to follow our general guidelines.

Additional information
about THE FUND'S
INVESTMENTS
is provided under
"Types of Investments".

SCIENCE & TECHNOLOGY FUND
Fact Sheet

--------------------------------------------------------------------------------

For the fiscal year ended May 31, 1996, the Fund had a return of 59.22% before subtracting expenses of 0.94%. This represents a positive tracking difference of 30.79% compared to the Fund's benchmark, the S&P 500 Index. Most of the Fund's absolute performance was generated during the first half of the fiscal year when electronic technology stocks surged. In the second half of the fiscal year the Fund achieved much of its performance relative to its benchmark when investments in the healthcare, data services, and telecom/media industries provided stability during a difficult period for electronic technology stocks.

                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000
                  INVESTMENT IN THE SCIENCE & TECHNOLOGY FUND
                             AND THE S&P 500 INDEX

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

                                    [CHART]

                            FISCAL YEAR ENDED MAY 31

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract for mortality and expense guarantees, administrative fees or surrender charges.

MONEY MARKET FUND
Fact Sheet
-------------------------------------------------
Investment Goal     INCOME THROUGH
                    INVESTMENT IN SHORT-
                    TERM MONEY MARKET
                    SECURITIES
-------------------------------------------------
Investment Category STABILITY

--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

--------------------------------------------------
PORTFOLIO MANAGER: Teresa Moro has been this Fund's Portfolio Manager and Vice President and Investment Officer for the Series Company since 1991. From 1986 to 1991, Ms. Moro was an Assistant Vice President and Money Market Trader for the Fund.

INVESTMENT OBJECTIVE
Seeks liquidity, protection of capital and current income through investments in short-term money market instruments.

INVESTMENT RISK
The short-term money market securities that this Fund invests in are high quality investments, posing low credit and interest rate risk. The current yield of the Fund will generally go up or down with changes in the level of interest rates. The Fund uses the amortized cost method to value its portfolio securities and tries to keep its net asset value at $1.00 per share. There can be no assurance that the net asset value will be $1.00 per share at all times.

Because the risk to the money you invest is low, the potential for profit is also low. The Fund may experience risks including interest rate risk, market risk, credit risk and risk associated with foreign securities. For a discussion of these risks, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY
The Fund invests in short-term money market securities to provide you with liquidity, protection of your investment and current income. We use 95% of the Fund's assets to buy short-term securities that are rated within the highest rating category for short term debt obligations by at least two nationally recognized rating services or unrated securities of comparable investment quality. These eligible securities must mature in 13 months or less and the Fund must have a dollar-weighted average portfolio maturity of 90 days or less. These practices are designed to minimize any fluctuation in the value of the Fund's portfolio.

The investments this Fund may buy include:

   Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities
   Certificates of deposit and other obligations of domestic banks that have total assets in excess of $1 billion
   Commercial paper sold by corporations and finance companies
   Corporate debt obligations with remaining maturities of 13 months or less Repurchase agreements
   Money market instruments of foreign issuers payable in U.S. dollars (limited to no more than 20% of the Fund's net assets)
   Asset-backed securities
   Loan participations
   Adjustable rate securities
   Illiquid and restricted securities (except for Rule 144A Securities)*
------------
 *limited to 10% of the Fund's net assets

Additional information
about THE FUND'S
INVESTMENTS is provided
under "Types of
Investments".

TIMED OPPORTUNITY
FUND
Fact Sheet
-------------------------------------------------
Investment Goal     MAXIMUM RETURN
                    THROUGH INVESTMENT
                    IN A MIX OF STOCKS,
                    BONDS AND MONEY
                    MARKET SECURITIES
-------------------------------------------------
Investment Category GROWTH

--------------------------------------------------------------------------------

INVESTMENT ADVISER
VALIC

--------------------------------------------------------------------------------
PORTFOLIO MANAGER: Norman Jaskol who is Vice President and Managing Director of Investments for VALIC is the Portfolio Manager of this Fund. Mr. Jaskol has been Vice President and Senior Investment Officer for the Series Company since 1988.
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
Seeks maximum aggregate rate of return over the long-term through controlled investment risk by adjusting its investment mix among stocks, long-term debt securities and short-term money market securities.

INVESTMENT RISK
The Fund uses the Bankers Trust Tactical Asset Allocation Model (Model) which allocates the Fund's assets. The Model tries to get the best return from three types of securities. A part of that program also tries to reduce risk.

The mix of securities the Fund invests in involves market risk, credit risk, interest rate risk and risk associated with foreign securities. For a discussion of these risks, see "A Word About Risk" in this prospectus.

INVESTMENT STRATEGY
The Fund is an asset allocation fund that attempts to maximize returns with a mix of stocks, bonds and money market securities. We buy and sell securities for the Fund by changing its investment mix among stocks, intermediate and long-term bonds and money market securities. As a result, the Fund's investments may change often. Also, the Fund can invest 100% in just one of these market sectors.

Unlike an index fund, which tries to increase the money you invest by matching a specific index's performance, the Timed Opportunity Fund tries to perform better than a blend of three market sectors measured by:

 o  the S&P 500 Index;

 0  the Merrill Lynch Corporate and
    Government Master Index; and

 o  the Certificate of Deposit Primary
    Offering by New York City Banks,
    30-Day Rate

To help us decide how to allocate the Fund's assets, we rely on the Model. The Model analyzes many factors that affect the performance of securities that comprise certain indexes.

Based on the Model, we intend to allocate the Fund's assets around the following benchmarks:

stocks (common stock, preferred          55%
  stock and convertible preferred
  stock)
intermediate and long-term bonds         35%
high quality money market securities     10%

As of May 31, 1996, the Fund's assets were invested as follows:

stocks                                   60.76%
intermediate and long-term bonds         27.38%
high quality money market securities     11.86%*

------------
* After taking the contract value of futures positions into consideration. See "Types of Investments".

Because there is no limit as to how often we may buy and sell securities for this Fund, this can increase what is called the "portfolio turnover" rate. A higher rate of portfolio turnover will also increase the brokerage fees and expenses payable out of the Fund's assets. For more information about portfolio turnover, see "About the Funds" in this prospectus.


For additional information
about THE FUND'S
INVESTMENTS see "Types
of Investments" in the
prospectus.

TIMED OPPORTUNITY FUND
Fact Sheet

--------------------------------------------------------------------------------

For the fiscal year ended May 31, 1996, the Fund had a return of 18.47% before subtracting expenses of 0.57%. This represents a positive tracking difference of 1.42% compared to the Fund's benchmark, a blended Index of the S&P 500 Index, the Merrill Lynch Corporate and Government Master Index and the Certificate of Deposit Primary Offering to New York City Banks, 30 Day Rate. Very positive stock returns more than made up for lesser returns from bonds and cash. The Fund's asset allocations favored equity investments during this period.

                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000
                    INVESTMENT IN THE TIMED OPPORTUNITY FUND
                             AND THE S&P 500 INDEX

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

                                    [CHART]

                            FISCAL YEAR ENDED MAY 31

                COMPARISON OF A CHANGE IN THE VALUE OF A $10,000
                    INVESTMENT IN THE TIMED OPPORTUNITY FUND
                            AND THE MODEL BENCHMARK

                      AVERAGE ANNUAL TOTAL RETURN -- FUND

                                    [CHART]

                            FISCAL YEAR ENDED MAY 31

* Beginning September 1, 1992 we began to use the Bankers Trust Tactical Asset Allocation Model to manage this Fund. The performance of the Fund may be compared to a benchmark comprised of a weighted average of three market sectors in which the Fund invests. This benchmark is described above.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
The Fund returns reflect investment management fees and other Fund expenses. The Fund returns do not reflect charges included in the annuity contract for mortality and expense guarantees, administrative fees or surrender charges.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

STOCKS -- also called equity securities
If you own a share of stock, you own a part of the company that issued it. Companies sell stock to get the money they need to grow.

There are three types of stocks:

Common stock -- Each share of common stock represents a part of the ownership of the company. The holder of common stock participates in the growth of the company through increasing stock price and receipt of dividends. If the company runs into difficulty, the stock price can decline and dividends may not be paid.

Preferred stock -- Each share of preferred stock allows the holder to get a set dividend before the common stock shareholders receive any dividends on their shares.

Convertible preferred stock -- A stock with a set dividend which the holder may exchange for a certain amount of common stock.

All of the Funds except the Money Market Fund in this prospectus may invest in common, preferred, and convertible preferred stock in accordance with their investment strategies.

BONDS -- also called debt securities
Bonds are sold by governments on the local, state, and federal levels, and by companies. There are many different kinds of bonds. For example, each bond issue has specific terms. U.S. Government bonds are guaranteed to pay interest and principal by the federal government. Revenue bonds are usually only paid from the revenue of the issuer. An example of that would be an airport revenue bond. Debentures are a very common type of corporate bond (a bond sold by a company). Payment of interest and return of principal is subject to the company's ability to pay. Convertible bonds are corporate bonds that can be exchanged for stock. The types of bonds the Funds may invest in are as follows: U.S. Government bonds and investment grade corporate bonds (the Capital Conservation Fund may also invest in below investment grade bonds). For a description of investment grade bonds see "A Word about Risk -- Market Risk" in this prospectus.

Investing in a bond is like making a loan for a fixed period of time at a fixed interest rate. During the fixed period, the bond pays interest on a regular basis. At the end of the fixed period, the bond matures and the investor usually gets back the principal amount of the bond. Fixed periods to maturity are categorized as short term (generally less than 12 months), intermediate (one to 10 years), and long term (10 years or more).

Commercial paper is a specific type of corporate or short term note. In fact, it's very short term, being paid in less than 270 days. Most commercial paper matures in 50 days or less.

Bonds rated Ba or B by Moody's Investors Services, Inc. (generally known as lower-medium and lower-quality bonds) are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and principal in accordance with the terms of the obligation. While such bonds will likely have some quality and protective characteristics, these are outweighed by uncertainties or risk exposures to adverse conditions. Lower-medium and lower-quality bonds may be more susceptible to real or perceived adverse economic and individual corporate developments than would investment grade bonds.

For example, a projected economic downturn or the possibility of an increase in interest rates could cause a decline in high-yield, high-risk bond prices because such an event might lessen the ability of highly leveraged high yield issuers to meet their principal and interest payment obligations, meet projected business goals, or obtain additional financing. In addition, the secondary trading market for lower-medium and lower-quality bonds may be less liquid than the market for investment grade bonds. This potential lack of liquidity may make it more difficult to accurately value certain of these lower-grade portfolio securities.

Asset-Backed Securities
Asset-backed securities are bonds or notes that are normally supported by a specific property. If the issuer fails to pay the interest or return the principal when the bond matures, then the issuer must give the property to the bondholders or noteholders.

All of the Funds in this prospectus may invest in asset-backed securities. Examples of assets supporting asset-backed securities include credit card receivables, retail installment loans, home equity loans, auto loans, and manufactured housing loans.

ISSUED means the
Company (ISSUER) sold it
originally to the
public.

For more information
about BONDS AND RATINGS
OF BONDS, see the Statement
of Additional Information.

For more information about
ASSET-BACKED SECURITIES
see the Statement of
Additional Information.

--------------------------------------------------------------------------------

Loan Participations
A loan participation is an investment in a loan made to a U.S. company that is secured by the company's assets. The assets must be, at all times, worth enough money to cover the balance due on the loan. Major national and regional banks make loans to companies and then sell the loans to investors. These banks don't guarantee the companies will pay the principal and interest due on the loans.

All the Funds in this prospectus may invest in loan participations.

ILLIQUID AND RESTRICTED SECURITIES
An illiquid security is one that may not be frequently traded. If it must be sold quickly, it may have to be sold at a loss. For example, if a fund owns a stock that is not sold very often and the fund needs to sell this stock quickly, it may have to offer the investment at a low price for someone to buy it.

A restricted security is one that has not been registered with the SEC and therefore can't be sold in the public market. Restricted securities do include securities eligible for resale under Rule 144A of the Securities Act of 1933. Some Rule 144A securities may be liquid as determined by VALIC. For more information about Rule 144A securities see the Statement of Additional Information. These investments can be very risky because the Fund's ability to sell a restricted stock is very limited.

All the Funds may buy illiquid and restricted securities, but are restricted as to how much money they may invest in them. See "Limitations" below.

ADRS

ADRs are certificates issued by a United States bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a United States bank. We consider ADRs foreign securities.

FOREIGN CURRENCY

All of the Funds, except the Government Securities Fund and the Money Market Fund, may buy and sell foreign currencies the same way they buy and sell other investments. Funds buy foreign currencies when they believe the value of the currency will increase. If it does increase, they sell the currency for a profit. If it decreases they will experience a loss. Funds may also buy foreign currencies to pay for foreign securities bought for the Fund.

The Funds, except the Money Market Fund and the Government Securities Fund, may purchase forward foreign currency exchange contracts to protect against a decline in the value of the U.S. dollar.

WHEN-ISSUED SECURITIES

When-issued securities are those investments that have been announced by the issuer and will be on the market soon. The Funds negotiate the price with a broker before it goes on the market. If the security ends up selling on the market at a lower price than negotiated, the Funds may have a loss. If it sells at a higher price, the Funds may have a profit.

All of the Funds may buy when-issued securities in accordance with their investment strategy.

MONEY MARKET SECURITIES

All of the Funds may invest part of their assets in high quality money market securities payable in U.S. dollars. A listing of the types of money market securities in which the Money Market Fund may invest in is in that Fund's Fact Sheet. A money market security is high quality when it is rated in one of the two highest credit categories by Moody's or Standard & Poor's or another nationally recognized rating service or if unrated, deemed high quality by VALIC.

These high quality money market securities include:

 o Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities

 o Certificates of deposit and other obligations of domestic banks having total assets in excess of $1 billion

 o  Commercial paper sold by corporations and finance companies

 o  Corporate debt obligations with remaining maturities of 13 months or less

 o Repurchase agreements, money market securities of foreign issuers if payable in U.S. dollars, asset-backed securities, loan participations, and adjustable rate securities

For more information about
LOAN PARTICIPATIONS see
the Statement of Additional
Information.

For more information about
WHEN-ISSUED SECURITIES,
see the Statement of
Additional Information.

For more information about
ILLIQUID AND RESTRICTED
SECURITIES see the
Statement of Additional
Information.

For more information about
MONEY MARKET SECURITIES
OF FOREIGN ISSUERS the
Funds may purchase, see
the Statement of Additional
Information.

For more information about
FOREIGN CURRENCY
EXCHANGE TRANSACTIONS,
see the Statement of
Additional Information.

--------------------------------------------------------------------------------

DERIVATIVES

Unlike stocks and bonds that represent actual ownership of that stock or bond, derivatives are investments which "derive" their value from securities issued by a company, government, or government agency. Derivatives are bought to protect ("hedge") against a change in the price of the underlying security. There are some investors who take higher risk ("speculate") and buy derivatives to profit from a change in price of the underlying security. We buy derivatives to hedge the investment portfolios and to earn additional income in order to help achieve the Funds' objectives. We do not buy derivatives to speculate.

The Funds, except the Money Market Fund, may buy two types of derivatives: futures and options.

Options
An option is the right to buy or sell any type of investment for a preset price over a specific period of time.

Call Option
For example, you can buy an option from Mr. Smith that gives you the right to buy 10 shares of stock X at $25.00 per share anytime between now and six weeks from now. You believe stock X will be selling for more than $25.00 per share between now and then. Mr. Smith believes it won't be. If you exercise this option before it expires, Mr. Smith must sell you 10 shares of stock X at $25.00 per share.

On the other hand, you can sell an option to Mr. Smith that gives him the right to buy 10 shares of stock X at $25.00 per share anytime between now and six weeks from now. You believe stock X will be selling for less than $25.00 per share between now and then. Mr. Smith believes it won't be. If he exercises this option before it expires, you must sell to Mr. Smith 10 shares of stock X at $25.00 per share.

Put Option
Or, you can buy an option from Mr. Smith that gives you the right to sell him 10 shares of X stock at $25.00 per share anytime between now and six weeks from now. In this example, you believe stock X will be selling for less than $25.00 per share between now and then. Mr. Smith thinks it will be selling for more. Or, you can sell an option to Mr. Smith that gives him the right to sell to you 10 shares of X stock at $25.00 per share anytime between now and six weeks from now. In this example, he believes stock X will be selling for less than $25.00 per share between now and then.

Futures Contracts
A futures contract is an agreement between a buyer and a seller to buy or sell an investment on a future date at a price the buyer and seller set today. The buyer thinks the price will go up between now and then, and the seller thinks the price will go down or they may just want to receive today's price because they do not know which way prices are going to go.

All of the Funds, except the Money Market Fund, may enter into certain types of futures contracts. The Funds use futures contracts as a tool to earn more money, and to protect against rising or falling prices in the stock and bond markets.

The Funds use stock and bond futures to invest cash and cash equivalents. When certain levels are reached the Fund will sell the futures and buy stocks or bonds.

All of the Funds, except the Money Market Fund can invest in these types of futures and options:

 o Write exchange traded covered put and call options on securities and stock indices.

 o Purchase exchange traded put and call options on securities and stock indices.

 o  Purchase and sell exchange traded financial futures contracts.

 o Write covered call options and purchase exchange traded put and call options on financial futures contracts.

 o Write covered call options and purchase non-exchange traded call and put options on financial futures contracts.

The Capital Conservation Fund, the Government Securities Fund, the International Equities Fund, the International Government Bond Fund and the Science & Technology Fund may write and purchase put and call options on securities and stock indices that are not traded on an exchange.

For more information on
put and call OPTIONS AND
FINANCIAL FUTURES
CONTRACTS AND OPTIONS,
see the Statement of
Additional information.

--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS

A repurchase agreement requires the seller of the security to buy it back at a set price at a certain time. If a Fund enters into a repurchase agreement, it is really making a short term loan (usually for one day to one week). The Funds may enter into repurchase agreements only with well-established securities dealers or banks that are members of the Federal Reserve System. All the Funds in this prospectus may invest in repurchase agreements.

The risk in a repurchase agreement is the failure of the seller to be able to buy the security back. If the value of the security declines, the Fund may have to sell at a loss.

A repurchase agreement of more than 7 days duration is illiquid. A discussion of repurchase agreements, illiquid securities and Fund limitations is contained in the Statement of Additional Information.

A WORD ABOUT RISK

There are four basic types of investment risk you may be subject to:
   Market Risk
   Credit (Financial) Risk
   Interest Rate Risk
   Risk Associated with Foreign Securities

Generally stocks are considered to be subject to market risk, while debt securities, such as U.S. government bonds and money market securities are subject to interest rate risk. Other debt securities, such as corporate bonds, involve both interest rate and credit (financial) risk. Lastly, risks associated with foreign securities can involve political, currency and limited information risks. Each of these four basic types of investment risks is discussed below.

Market Risk

Market risk refers to the loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock could fall.
Credit (Financial) Risk

Credit risk refers to the risk that the issuer of a bond may default or be unable to pay interest or principal due on a bond.

To help the Funds' Investment Adviser or
Sub-advisers decide which U.S. corporate and foreign bonds to buy, they rely on Moody's and Standard & Poor's (two nationally recognized bond rating services), and on VALIC's own research. This research lowers the risk of buying a bond of a company that may not pay the interest and principal on the bond.

All of the Funds in this prospectus may buy bonds that are rated as investment grade. There are four different levels of investment grade, from AAA to BBB; see Description of Corporate Bond Ratings in the Statement of Additional Information. All bonds with these ratings are considered to have adequate ability to pay interest and principal.

All of the Funds in this prospectus may buy bonds issued by the U.S. Government. The U.S. Government guarantees it will always pay principal and interest.

Interest Rate Risk

Interest rate risk refers to the risk that fluctuations in interest rates may affect the value of interest paying securities in a Fund. If a fund sells a bond before it matures, it may lose money, even if the bond is guaranteed by the U.S. Government. Say, for example, a fund bought an intermediate government bond last year that was paying interest at a fixed rate of 6%. Now, intermediate government bonds are paying interest at a rate of 7%. If the fund wants to sell the bond paying 6%, it will have to sell it at a discount (and realize a loss) to attract buyers because they can buy new bonds paying 7% interest.

--------------------------------------------------------------------------------

Risk Associated with Foreign Securities

Each of the Funds may, subject to limits stated in each Fund's Fact Sheet, invest in foreign securities including ADRs. A foreign security is a security issued by an entity domiciled or incorporated outside of the U.S.

    There are three principal risks of owning foreign securities:

    Political risk -- the chance of a change in government and the assets of the company being taken away.

    Currency risk -- a change in the value of the foreign currency compared to the dollar. If the foreign currency declines in value, your investment valued in U.S. dollars will decline even if the value of the foreign stock or bond is unchanged.

    Limited information -- foreign companies generally are not regulated to the degree U.S. companies are and may not report all of the information we are used to getting. To minimize taxes they may not report some income or they may report higher expenses.

INVESTMENT PRACTICES

Limitations

Each Fund has limitations on the percentage of its assets that it may allocate to certain investments. These limits are determined by the Fund's investment objectives and risk level.

For example, the Stock Index Fund's investment goal is growth through investments tracking the S&P 500 Index, an index that includes stocks of domestic and foreign companies. As a result, this Fund may invest no more than 35% of its assets in stocks that are not part of the S&P 500 Index.

Some Funds are restricted from buying certain types of investments altogether. For example, the Money Market Fund may not invest in futures and options.

Each Fund's limitations are shown in the Investment Strategy section of its Fact Sheet.

Lending Portfolio Securities
Each Fund except the Growth Fund and the Science & Technology Fund may lend up to 30% of its total assets to broker-dealers and other financial institutions to earn more money for the Fund. The Growth Fund and the Science & Technology Fund may lend up to 33 1/3% of their net assets. Assets are placed in a special account by the borrower to cover the market value of the securities on loan. The assets serving as collateral for the loan are valued daily.

A risk of lending portfolio investments is that there may be a delay in the Fund getting its investments back when a loaned security is sold.

The Funds will only make loans to broker-dealers and other financial institutions that VALIC considers to be creditworthy.

For more information about
LENDING PORTFOLIO
SECURITIES, see the
Statement of Additional
Information.

For more information about
FOREIGN SECURITIES, see
the Statement of Additional
Information.

For more information about
INVESTMENT LIMITATIONS,
see the Statement of
Additional Information.

ABOUT THE SERIES COMPANY
--------------------------------------------------------------------------------

SERIES COMPANY SHARES

The Series Company is an open-end mutual fund and may offer shares of the Funds for sale at any time. However, the Series Company offers shares of the Funds only to registered and unregistered separate accounts of VALIC and its affiliates, or employee thrift plans maintained by VALIC or American General Corporation.

As a participant, you do not directly buy shares of the Funds that make up the Series Company. Instead, you buy units in either a registered or unregistered separate account of VALIC or of its affiliates. When you buy these units, you specify which Funds you want the separate account to invest your money in. The separate account, in turn, buys the shares of the Funds according to your instructions. See your contract prospectus for more information on the separate account associated with your contract.

When the separate accounts buy, sell, or transfer shares of the Funds, they do not pay any charges related to these transactions.

As distributor, VAMCO sells shares of the Funds to the separate accounts. VAMCO is a wholly owned subsidiary of VALIC and acts as a distributor under an agreement it has with the Series Company. VAMCO does not charge the Series Company or the separate accounts for its services. Also, VAMCO is not required to sell a minimum number of shares to the separate accounts.

VAMCO sends orders to buy, sell or transfer shares to the Series Company's transfer agent daily. The price of any share affected by the request is the next net asset value calculated after order is received.

For more information on how to participate, see your contract prospectus.

NET ASSET VALUE OF THE SERIES
COMPANY SHARES

How Net Asset Value is Calculated

Here is how the Series Company calculates the net asset value of each Fund's shares:

Step 1:

   Total value of the
   Fund's assets*
   (including money owed to
   the fund but not yet
   collected)                  =    The Fund's Total
-- The Fund's liabilities           Net Asset Value
   (including money owed by
   the Fund but not yet
   paid)

Step 2:
   The Fund's total net
   asset value (from
   Step 1)                          NET ASSET VALUE
-- The total number of the      =   PER SHARE
   Fund's shares that are
   outstanding.

* The Series Company uses the fair market value of Fund's investments to calculate the Fund's total value. However, it uses the amortized cost method to determine the values of all the Money Market Fund's investments and of any other Fund's short-term securities maturing within 60 days. The amortized cost method approximates fair market value.

If a Fund's portfolio includes investments that are not sold often or are not sold on any exchanges, the Series Company's Board of Directors or its delegate will, in good faith, estimate fair market value of these investments.

When Net Asset Value is Calculated

The Series Company calculates the net asset value of each Fund's shares at approximately 4pm EST each day the New York Stock Exchange is open, with a few exceptions. (The New York Stock Exchange is open Monday through Friday but is closed on certain federal and other holidays.)

In addition, the Series Company will not calculate net asset values on the following days even when the New York Stock Exchange is open:

 o  the Friday after Thanksgiving; or

 o  when Christmas falls on a Thursday, the Friday after Christmas; and

 o  when Christmas falls on a Tuesday, the Monday before Christmas.

THE VARIABLE ANNUITY
MARKETING COMPANY
(VAMCO) acts as the
Series Company's
distributor.

--------------------------------------------------------------------------------

The separate accounts can buy, sell, and transfer shares in the Funds only on days that the Series Company calculates the net asset value of each Fund's shares. Through VAMCO, the separate accounts send orders to the Series Company to buy, sell, or transfer shares based on requests they receive from participants.

DIVIDENDS AND CAPITAL GAINS

Dividends from Net Investment Income

Net investment income generally includes stock dividends received and bond interest earned less expenses paid by the Fund. Each Fund pays dividends from net investment income occasionally. Dividends from net investment income are automatically reinvested for you into additional shares of the Fund. The Money Market Fund pays dividends daily and all other Funds pay dividends once a month.

Distributions from Capital Gains

When a Fund sells a security for more than it paid for that security, a capital gain results. Once a year, each Fund pays distributions from capital gains, as long as total capital gains exceed total capital losses. Distributions from capital gains are automatically reinvested for you into additional shares of the Fund.

DIVERSIFICATION

Each Fund's diversification policy limits the amount that the Fund may invest in certain securities. Each Fund's diversification policy is also designed to comply with the diversification requirements of the Internal Revenue Code (the "Code") as well as the Investment Company Act of 1940 ("the 1940 Act").

All of the Funds except International Government Bond Fund, Growth Fund and Science & Technology Fund may invest up to 5% of their total assets in a single issuer. An issuer, or "company" does not include the U.S. Government or agencies of the U.S. Government according to the Code and the 1940 Act. For diversification purposes, repurchase agreements are considered to be issued by the U.S. Government if backed by U.S. Government securities. Also, these Funds may not own more than 10% of the voting securities of a company.

The Growth Fund and the Science & Technology Fund may invest more than 5% of their total assets in one company and more than 10% of their total assets in the voting securities of one company as long as the total of these investments does not exceed 25% of total assets.

The International Government Bond Fund is "non-diversified" under the 1940 Act. This means it can invest more of its assets in fewer issuers and for this reason may be riskier than the other Funds. This Fund may invest up to 25% of its total assets in a single issuer as long as those investments representing over 5% of total assets in one issuer do not exceed 50% of total assets of the Fund. The remaining 50% of total assets may not include more than 5% of total assets in one issuer.

Also, the Money Market Fund may not invest more than 5% of its total assets in any company rated as "second tier" by a national rating service (as described in Types of Investments).

--------------------------------------------------------------------------------

TAXES

By paying out all earnings as described in the Dividends and Capital Gains section above and by complying with the diversification requirements under the Code, each Fund expects to qualify as a RIC under Subchapter M of the Code. By qualifying as a RIC the Fund will not have to pay federal income taxes.

VOTING RIGHTS

One Vote Per Share

Each outstanding share has one vote on all matters that shareholders vote on. As a participant, you vote on these matters indirectly by voting your units. The way you vote your units as a participant depends on your contract. See your contract prospectus for specific details.

When a matter comes up for vote, the separate account will vote its shares in the same proportion as the unit votes it actually receives. If VALIC determines that it may, under the current interpretation of the 1940 Act, vote shares directly instead of voting through its units, it may decide to vote that way.

VALIC owns more than 25% of the Growth & Income Fund. As a result, VALIC may have a "controlling interest" in this Fund as this term is defined in the Act. VALIC has the same voting and other rights as any other participant. Shareholder Meetings

Maryland law does not require the Series Company to hold regular, annual shareholder meetings. But, the Series Company must hold shareholder meetings on the following matters:

o  to approve certain agreements as required by the 1940 Act;

o to change fundamental investment objectives in the Diversification section and to change fundamental investment restrictions, above;

o to fill vacancies on the Series Company's Board of Directors if the shareholders have elected less than a majority of the Directors.

Shareholders may call a meeting to remove a Director from the Board if at least 10% of the outstanding shares vote to have this meeting. Then, at the meeting, at least 2/3 of all the outstanding shares of all the Funds must vote in favor of removing the Director.

Shareholder Communications

The Series Company will assist in shareholder communications.

REPORTS

The Series Company sends Annual Reports containing audited financial statements, Semi-Annual Reports containing unaudited financial statements, and proxy materials to Contract owners or participants. Also, the Series Company includes an Annual Report with each Statement of Additional Information it sends out.

If you have any questions about the Annual or Semi-Annual Reports, call or write to the Series Company at the phone number/address found on the cover page of this prospectus.

LEGAL MATTERS

Cynthia A. Toles, Senior Associate, General Counsel and Secretary of VALIC, reviews the legal matters regarding the investments offered in this prospectus and the federal laws and regulations related to their issue and sale.

See the Statement of
Additional information and
your contract prospectus
for further tax discussions.
You should also CONSULT
YOUR TAX ADVISOR before
investing.

Please tear off, complete and return the form below to Suite A3-01, Communications Unit, The Variable Annuity Life Insurance Company, 2929 Allen Parkway, Houston, Texas 77019 to order a Statement of Additional Information for the Company. A Statement of Additional Information may also be ordered by calling (800)-44-VALIC.

--------------------------------------------------------------------------------

   Please send me a free copy of the Statement of Additional Information for American General Series Portfolio Company.

   Name:
        -----------------------------------------------       GA. #:
                                                                    -------------------------------------------
   Address:
           --------------------------------------------       Policy #:
                                                                       ----------------------------------------
   Social Security Number:
                          -----------------------------

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS
                     OF STATEMENT OF ADDITIONAL INFORMATION

                                                     PAGE
                                                     ---
General Information and History.....................   2
Additional Information Regarding Certain Funds......   3
    International Equities Fund.....................   3
    Government Securities Fund......................   3
    Timed Opportunity Fund..........................   4
    Performance and Yield Information...............   5
Fundamental Investment Restrictions.................   8
    Fundamental Investment Restrictions
      Applicable to All Funds.......................   8
    MMF Investment Restrictions.....................   9
    TOF, CCF, GSF, SIF, IEF MIF and SCIF Investment
      Restrictions..................................   9
    GIF Investment Restrictions.....................   9
    GF and STF Investment Restrictions..............   9
    SAF Investment Restrictions.....................  10
    IGBF Investment Restrictions....................  10
Investment Practices................................  11
    Repurchase Agreements...........................  11
    Lending Portfolio Securities....................  11
    Foreign Securities..............................  12
    Foreign Currency Exchange Transactions..........  13
    When Issued Securities..........................  13
    Debt Securities.................................  13
    Warrants........................................  14
    Eurodollar Obligations..........................  14
    Asset-Backed Securities.........................  14
    Mortgage-Backed Securities......................  15
    Loan Participations.............................  15
    Adjustable Rate Securities......................  16
    Illiquid Securities.............................  16
    Rule 144A Securities............................  16

                                                     PAGE
                                                     ---
    Options on Securities and Securities Indices....  17
    Writing Covered Call and Put Options and
      Purchasing Call and Put Options...............  18
    Financial Futures Contracts.....................  20
    Options on Financial Futures Contracts..........  22
    Certain Additional Risks of Options and
      Financial Futures Contracts...................  22
    Limitations.....................................  24
    Money Market Securities of Foreign Issuers......  24
Investment Adviser..................................  25
Investment Sub-Advisers.............................  27
Portfolio Transactions and Brokerage................  29
Offering, Purchase, and Redemption of Fund Shares...  32
Determination of Net Asset Value....................  33
Calculation of Yield for the Money Market Fund......  34
Accounting and Tax Treatment........................  35
    Calls and Puts..................................  35
    Financial Futures Contracts.....................  35
    Subchapter M of the Internal Revenue Code
      of 1986.......................................  35
    Section 817(h) of the Code......................  36
Other Information...................................  37
    Shareholder Reports.............................  37
    Voting and Other Rights.........................  37
    Custody of Assets...............................  37
    Index Funds.....................................  38
    Description of Corporate Bond Ratings...........  39
    Description of Commercial Paper Ratings.........  40
    Independent Auditors............................  40
Directors and Officers..............................  41
Financial Statements................................  44

INVESTMENT ADVISER:
The Variable Annuity Life Insurance Company
2929 Allen Parkway
Houston, Texas 77019

INVESTMENT SUB-ADVISERS:
Bankers Trust Company
130 Liberty St.
New York, New York 10006

T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, Maryland 21202

Value Line, Inc.
220 East 42nd Street
New York, New York 10017-5981

DISTRIBUTOR:
The Variable Annuity Marketing Company
2929 Allen Parkway
Houston, Texas 77019

CUSTODIAN:
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT AUDITORS:
Ernst & Young LLP
1221 McKinney
Houston, Texas 77010

TRANSFER AND SHAREHOLDER SERVICE AGENT:
The Variable Annuity Life Insurance Company
2929 Allen Parkway
Houston, Texas 77019

                             DIRECTORS AND OFFICERS

DIRECTORS                                OFFICERS

Stephen D. Bickel                        Stephen D. Bickel        Chairman and President
Thomas L. West, Jr.
Peter V. Tuters                          Thomas L. West, Jr.      Executive Vice President
Joe C. Osborne
Norman Hackerman                         Norman Jaskol            Vice President and Senior
John William Lancaster                                            Investment Officer
F. Robert Paulsen
R. Miller Upton                          John W. Mossbarger       Vice President and
Ben H. Love                                                       Investment Officer

                                         Teresa S. Moro           Vice President and
                                                                  Investment Officer

                                         William Trimbur, Jr.     Vice President and
                                                                  Investment Officer

                                         Leon A. Olver            Vice President and
                                                                  Investment Officer

                                         Brent C. Nelson          Vice President

                                         Cynthia A. Toles         General Counsel and Secretary

                                         Gregory R. Seward        Treasurer and Controller

                                         Betty J. North           Assistant Vice President

                                         David H. den Boer        Assistant Secretary

                                         Debra A. Yeang           Assistant Treasurer

                                         Kay Kramer               Assistant Controller

PRINTED MATTER

PRINTED IN U.S.A.                                   [PRINTED ON RECYCLED PAPER]
VA 9017 VER 10/96

                   AMERICAN GENERAL SERIES PORTFOLIO COMPANY

                                STOCK INDEX FUND
                               MIDCAP INDEX FUND
                              SMALL CAP INDEX FUND
                          INTERNATIONAL EQUITIES FUND
                                  GROWTH FUND
                              GROWTH & INCOME FUND
                           CAPITAL CONSERVATION FUND
                           GOVERNMENT SECURITIES FUND
                    INTERNATIONAL GOVERNMENT SECURITIES FUND
                             SOCIAL AWARENESS FUND
                           SCIENCE & TECHNOLOGY FUND
                               MONEY MARKET FUND
                             TIMED OPPORTUNITY FUND

    -----------------------------------------------------------------------
                      STATEMENT OF ADDITIONAL INFORMATION
    -----------------------------------------------------------------------

                                FORM N-1A PART B

                                OCTOBER 1, 1996

This Statement of Additional Information is not a prospectus and contains information in addition to that in the Prospectus for American General Series Portfolio Company (the "Company"). It should be read in conjunction with the Prospectus. The Statement of Additional Information and the related Prospectus are both dated October 1, 1996. For an individual interested in a variable annuity contract issued by The Variable Annuity Life Insurance Company ("VALIC"), a Prospectus may be obtained by calling (713) 831-5069 or writing the Company or The Variable Annuity Marketing Company ("VAMCO") at 2929 Allen Parkway, Houston, Texas 77019. All inquiries regarding variable annuity contracts issued by American General Life Insurance Company ("AGL"), the successor to California-Western States Life Insurance Company ("Cal-West"), should be directed in writing to AGL's Annuity Administration Department, 2727-A Allen Parkway, Houston, Texas 77019-2191 or by calling (713) 831-3102. Shares in the Company are available to the public only through the purchase of certain variable annuity contracts issued and employee thrift plans maintained by VALIC and its affiliates.

                               TABLE OF CONTENTS

                                                   Page
                                                   ---
General Information and History..................    2
Additional Information Regarding Certain Funds...    3
  International Equities Fund....................    3
  Government Securities Fund.....................    3
  Timed Opportunity Fund.........................    4
  Performance and Yield Information..............    5
  Fundamental Investment Restrictions............    8
  Fundamental Investment Restrictions Applicable
    to All Funds.................................    8
  MMF Investment Restrictions....................    9
  TOF, CCF, GSF, SIF, IEF, MIF and SCIF
    Investment Restrictions......................    9
  GIF Investment Restrictions....................    9
  GF and STF Investment Restrictions.............    9
  SAF Investment Restrictions....................   10
  IGBF Investment Restrictions...................   10
Investment Practices.............................   11
  Repurchase Agreements..........................   11
  Lending Portfolio Securities...................   11
  Foreign Securities.............................   12
  Foreign Currency Exchange Transactions.........   13
  When Issued Securities.........................   13
  Debt Securities................................   13
  Warrants.......................................   14
  Eurodollar Obligations.........................   14
  Asset-Backed Securities........................   14
  Mortgage-Backed Securities.....................   15
  Loan Participations............................   15
  Adjustable Rate Securities.....................   16
  Illiquid Securities............................   16
  Rule 144A Securities...........................   16

                                                   Page
                                                   ---
  Options on Securities and Securities Indices...   17
  Writing Covered Call and Put Options and
    Purchasing Call and Put Options..............   18
  Financial Futures Contracts....................   20
  Options on Financial Futures Contracts.........   22
  Certain Additional Risks of Options and
    Financial Futures Contracts..................   22
  Limitations....................................   24
  Money Market Securities of Foreign Issuers.....   24
Investment Adviser...............................   25
Investment Sub-Advisers..........................   27
Portfolio Transactions and Brokerage.............   29
Offering, Purchase, and Redemption of Fund
  Shares.........................................   32
Determination of Net Asset Value.................   33
Calculation of Yield for the Money Market Fund...   34
Accounting and Tax Treatment.....................   35
  Calls and Puts.................................   35
  Financial Futures Contracts....................   35
  Subchapter M of the Internal Revenue Code of
    1986.........................................   35
  Section 817(h) of the Code.....................   36
Other Information................................   37
  Shareholder Reports............................   37
  Voting and Other Rights........................   37
  Custody of Assets..............................   37
  Index Funds....................................   38
  Description of Corporate Bond Ratings..........   39
  Description of Commercial Paper Ratings........   40
  Independent Auditors...........................   40
Directors and Officers...........................   41
Financial Statements.............................   44

VA 9017-1, REV. 10/96

                        GENERAL INFORMATION AND HISTORY

    American General Series Portfolio Company (the "Company") was incorporated in Maryland on December 7, 1984, by VALIC and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end, management investment company. Pursuant to Investment Advisory Agreements with the Company and subject to the authority of the Company's Board of Directors, VALIC serves as the Company's investment adviser and conducts the business and affairs of the Company. Additionally, VALIC has engaged an investment sub-adviser to provide investment sub-advisory services for the Stock Index Fund, the MidCap Index Fund, the Small Cap Index Fund, the Growth Fund, the Growth & Income Fund, and the Science & Technology Fund, subject to VALIC's control, direction and supervision. The Company consists of thirteen separate investment portfolios (hereinafter collectively referred to as the "Funds" or individually as a "Fund"), each of which is, in effect, a separate mutual fund issuing its own separate class of common stock. The Company issues shares of common stock of each Fund to registered and unregistered separate accounts of VALIC and its affiliates to fund variable annuity contracts (the "Contracts"). Currently the Company acts as an investment vehicle for assets of VALIC's Separate Account A, and AGL Separate Account A and Separate Account D, each of which is a unit investment trust registered as an investment company under the 1940 Act, and AGL Separate Account B, a unit investment trust that is exempt from registration as an investment company under the 1940 Act. Additionally, retirement plans maintained by VALIC and American General Corporation may own shares of certain of the Funds.

    The Company and VALIC have Codes of Ethics which establish for their officers, directors and certain employees procedures and restrictions as to those individual's personal investment trading activities.

                                             DATE OF             DATE SEED              DATE
                                          INCORPORATION          MONEY WAS           OPERATIONS
                                            OR BOARD               FIRST            COMMENCED (BY
                                            APPROVAL             PROVIDED            ISSUANCE OR
                                              FOR                 TO THE            AVAILABILITY
             NAME OF FUND                 ORGANIZATION           COMPANY             OF SHARES)
--------------------------------------    ------------           ---------           ----------
Stock Index Fund ("SIF")..............       2-02-87              4-20-87              4-20-87
MidCap Index Fund ("MIF").............       3-16-82              8-30-82             10-13-82
Small Cap Index Fund ("SCIF").........      10-28-91              5-01-92              5-01-92
International Equities Fund ("IEF")...       7-18-89              9-29-89             10-02-89
Growth Fund ("GF")....................       1-25-94              4-29-94              4-29-94
Growth & Income Fund ("GIF")..........       1-25-94              4-29-94              4-29-94
Science & Technology Fund ("STF").....      12-17-93              4-29-94              4-29-94
Social Awareness Fund ("SAF").........       7-18-89              9-29-89             10-02-89
Timed Opportunity Fund ("TOF")........       2-22-83              8-08-83              9-06-83
Capital Conservation Fund ("CCF").....      12-07-84             12-16-85             01-16-86
Government Securities Fund ("GSF")....      12-07-84             12-16-85             01-16-86
International Government Bond Fund
  ("IGBF")............................       7-30-91             10-01-91             10-01-91
Money Market Fund ("MMF").............      12-07-84             12-16-85             01-16-86

    The MidCap Index Fund and the Timed Opportunity Fund are the successors to Capital Accumulation Fund, Inc. and Timed Opportunity Fund, Inc., respectively, which were separately registered open-end diversified management investment companies under the 1940 Act, pursuant to a reorganization entered into on September 25, 1985. The MidCap Index Fund effected a change in its name and investment objective, investment program and one of its restrictions as of October 1, 1991. In addition, the Quality Growth Fund was combined into the Stock Index Fund, by means of a reclassification of its shares, effective May 1, 1992.

                 ADDITIONAL INFORMATION REGARDING CERTAIN FUNDS

    The following disclosures supplement disclosures set forth in the Prospectus and do not, standing alone, present a complete explanation of the matters disclosed. Please refer also to the Prospectus for a complete presentation of these matters.

INTERNATIONAL EQUITIES FUND

    The International Equities Fund intends to provide long-term growth of capital through investments primarily in a diversified portfolio of equity and equity-related securities of foreign issuers that, as a group, are expected to provide investment results closely corresponding to the Morgan Stanley's Capital International, Europe, Australia and Far East Index ("EAFE Index"). The EAFE Index, which commenced in 1969, is an unmanaged capitalization weighted stock index consisting of more than 1000 companies operating in 20 countries in Europe, Australia, and the Far East. The EAFE Index is a well known measure for international stock performance. The EAFE Index does not reflect charges, fees, and commissions applicable to the Fund.

    The weighted breakdown by country of the EAFE Index (as of May 31, 1996) is set forth below:

                        EAFE INDEX BREAKDOWN BY COUNTRY

                                           COUNTRY                                    WEIGHT
          -------------------------------------------------------------------------   ------
   1      AUSTRALIA................................................................     2.83
   2      AUSTRIA..................................................................     0.45
   3      BELGIUM..................................................................     1.12
   4      DENMARK..................................................................     0.76
   5      FINLAND..................................................................     0.53
   6      FRANCE...................................................................     6.39
   7      GERMANY..................................................................     6.65
   8      HONG KONG................................................................     3.35
   9      IRELAND..................................................................     0.30
  10      ITALY....................................................................     2.74
  11      JAPAN....................................................................    40.23
  12      MALAYSIA.................................................................     2.43
  13      NETHERLANDS..............................................................     4.17
  14      NEW ZEALAND..............................................................     0.36
  15      NORWAY...................................................................     0.49
  16      SINGAPORE................................................................     1.46
  17      SPAIN....................................................................     1.83
  18      SWEDEN...................................................................     2.15
  19      SWITZERLAND..............................................................     5.56
  20      UNITED KINGDOM...........................................................    16.20

GOVERNMENT SECURITIES FUND

    The Government Securities Fund may invest in intermediate and long-term debt instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government securities in which the Fund may invest include: (1) U.S. Treasury bills, notes, and bonds; (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Government (e.g., Government National Mortgage Association ("GNMA") Certificates); (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury (e.g., debt of each of the Federal Home Loan banks); (c) the discretionary authority of the U.S. Government or GNMA to purchase certain financial obligations of the agency or instrumentality (e.g., Federal National Mortgage Association); or (d) the credit of the issuing agency or instrumentality (e.g., Federal Land Banks, Farmers, Farmers Home Administration or Student Loan Marketing Association); and (3) collateralized mortgage obligations ("CMOs") that are issued by governmental or non-governmental entities and collateralized by U.S. Treasury Obligations or by U.S. Government agency or instrumentality securities. No assurance can be given that the U.S. Government will provide support to such U.S. Government sponsored agencies or instrumentalities in the future, since it is not required to do so by law.

TIMED OPPORTUNITY FUND

    The chart below indicates the historic allocations, from June 1983 through June 1996, based on the investment benchmarks of 55% in equity securities, 35% in intermediate or long-term debt securities and 10% in money market or short term debt instruments, as recommended by the Bankers Trust Company Tactical Asset Allocation Model. The Bankers Trust Company Tactical Asset Allocation Model is currently used in connection with the management of over $1.4 billion of assets.

                                   [CHART]

                       PERFORMANCE AND YIELD INFORMATION

    The Series Company may compute the total return of a Fund ("Average Annual Total Return"), total return of a Fund before expenses ("Portfolio Total Return"), and compare Portfolio Total Return to the total return of the Fund's benchmark index ("Index Total Return"). The difference between Portfolio Total Return and Index Total Return is referred to as "tracking difference." Tracking difference represents the amount that the return on the investment portfolio (which results from the Adviser's investment selection) deviates from its benchmark's Index Total Return. Fund performance does not reflect contract charges or separate account charges which will reduce Fund values which are available to Participants. Information about Separate Account performance is available in the applicable contract prospectus.

AVERAGE ANNUAL TOTAL RETURN

    Average Annual Total Return quotations for periods of 1, 3, 5, and 10 years, or, since inception of the Fund, are calculated according to the following formula:

                                 P (1+T)n = ERV

    Where:

P     = A hypothetical initial Purchase Payment of $1,000.

T     = Average annual total return.

n     = Number of years.

ERV   = Ending redeemable value of a hypothetical $1,000 Purchase Payment made at the beginning of the first period.

    Average Annual Total Return reflects the deduction of Fund expenses and assumes that all dividends and distributions are reinvested when paid.

PORTFOLIO TOTAL RETURN

    Portfolio Total Return quotations for periods of 1, 3, 5, and 10 years, or, since inception are calculated by adding to the Average Total Annual Return (described above) the expenses of the Fund. Expenses of the Fund are calculated at the end of each Fund's fiscal year and are expressed as a percentage of average net assets. Expenses as a percentage of average net assets are prorated equally over the months in the fiscal year in which the ratio was calculated when determining expenses for periods crossing over fiscal years.

INDEX TOTAL RETURN

    Index Total Return quotations for periods 1, 3, 5, and 10 years, or, since inception, are calculated by determining the percentage change in value of the benchmark index over the applicable period including reinvestment of dividends and interest as applicable. Index Total Return is calculated according to the formula described above for Average Annual Total Return, however it does not include an expense component; if an expense component were included the return would be lower.

SEVEN DAY YIELDS

    The Money Market Fund may quote a Seven Day Current Yield and a Seven Day Effective Yield. The Seven Day Current Yield is calculated by determining the total return for the current seven day period ("based period return") and annualizing the base period return by dividing by seven days, then multiplying the result by 365 days. The Seven Day Effective Yield annualizes the base period return while compounding weekly the base period return according to the following formula:

        Seven Day Effective Yield = [(Base Period Return + 1)365/7 - 1]

30 DAY CURRENT YIELD

    The Capital Conservation Fund, Government Securities Fund, and the International Government Bond Fund may quote a 30 Day Current Yield which is determined based on the current 30 day period, according to the following standardized formula:

                          Yield = 2[(1 +  NII  )6 - 1]
                                          -------
                                          S x NAV

    Where:

NII   = Net investment income (interest income, plus dividend income, plus other income, less fund expenses.

S     = Average daily shares outstanding.

NAV   = Net asset value per share on the last day of the period.

                              PERFORMANCE RETURNS
                                  MAY 31, 1996

                                                                                        PERFORMANCE RETURNS
                                                                          -------------------------------------------------
                                                                                                                10 YEAR
                                                          INCEPTION                                             OR SINCE
                                                            DATE          1 YEAR      3 YEAR      5 YEAR      INCEPTION (A)
                                                         -----------      ------      ------      ------      -------------
STOCK INDEX FUND:                                           04/20/87
  Average Annual Total Return                                              28.17%      16.66%      14.00%         11.95%
  Portfolio Total Return                                                   28.52%      17.03%      14.41%         12.56%
  S & P 500                                                                28.43%      17.17%      14.54%         13.07%
MIDCAP INDEX FUND:                                          10/13/82
  Average Annual Total Return                                              28.10%      14.50%      13.06%          8.53%
  Portfolio Total Return                                                   28.51%      14.94%      13.52%          9.15%
  S & P MidCap 400                                                         28.45%      14.88%      15.80%         14.73%
SMALL CAP INDEX FUND:                                       05/01/92
  Average Annual Total Return                                              34.50%      16.23%      N/A            15.82%
  Portfolio Total Return                                                   34.91%      16.65%      N/A            16.25%
  Russell 2000                                                             35.89%      17.67%      N/A            18.06%
INTERNATIONAL EQUITIES FUND:                                10/02/89
  Average Annual Total Return                                              11.14%      10.04%       7.71%          3.93%
  Portfolio Total Return                                                   11.56%      10.49%       8.21%          4.39%
  Morgan Stanley Capital International EAFE                                10.67%       9.67%       8.21%          4.10%
GROWTH FUND:                                                04/29/94
  Average Annual Total Return                                              47.46%      N/A         N/A            28.63%
  Portfolio Total Return                                                   48.29%      N/A         N/A            29.51%
  S & P 500                                                                28.43%      N/A         N/A            24.28%
GROWTH & INCOME FUND:                                       04/29/94
  Average Annual Total Return                                              34.85%      N/A         N/A            21.82%
  Portfolio Total Return                                                   35.64%      N/A         N/A            22.65%
  S & P 500                                                                28.43%      N/A         N/A            24.28%
SCIENCE & TECHNOLOGY FUND:                                  04/29/94
  Average Annual Total Return                                              58.28%      N/A         N/A            49.28%
  Portfolio Total Return                                                   59.22%      N/A         N/A            50.25%
  S & P 500                                                                28.43%      N/A         N/A            24.28%
SOCIAL AWARENESS FUND:                                      10/02/89
  Average Annual Total Return                                              28.85%      15.79%      13.02%         12.18%
  Portfolio Total Return                                                   29.41%      16.37%      13.53%         12.66%
  S & P 500                                                                28.43%      17.17%      14.54%         13.59%
TIMED OPPORTUNITY FUND:                                     09/06/83
  Average Annual Total Return                                              17.90%      10.52%       8.25%          8.62%
  Portfolio Total Return                                                   18.47%      11.10%       8.92%          9.47%
  Benchmark (B)                                                            17.05%      11.71%      11.30%         11.49%
CAPITAL CONSERVATION FUND:                                  01/16/86
  Average Annual Total Return                                               3.41%       4.55%       8.10%          6.79%
  Portfolio Total Return                                                    3.98%       5.13%       8.74%          7.65%
  Merrill Lynch Corporate Master Index                                      4.57%       6.39%       9.18%          9.32%
GOVERNMENT SECURITIES FUND:                                 01/06/86
  Average Annual Total Return                                               3.32%       4.26%       7.51%          6.90%
  Portfolio Total Return                                                    3.88%       4.84%       8.14%          7.76%
  Lehman Brothers U.S. Treasury Index                                       3.99%       5.28%       7.95%          8.35%
INTERNATIONAL GOVERNMENT BOND FUND:                         10/01/91
  Average Annual Total Return                                              -1.91%       7.88%      N/A            10.13%
  Portfolio Total Return                                                   -1.35%       8.42%      N/A            10.53%
  Salomon Brothers Non-U.S. Government Bond Index                          -2.01%       8.51%      N/A            11.13%
MONEY MARKET FUND:                                          01/16/86
  Average Annual Total Return                                               5.26%       4.32%       4.05%          5.50%
  Portfolio Total Return                                                    5.83%       4.89%       4.65%          6.28%
  30-Day Certificate of Deposit Primary Offering Rate
    by New York City Banks                                                  4.72%       3.96%       3.80%          5.50%

------------

(A) Amounts shown are annual returns for ten years or since inception if the fund has been in existence for less than ten years.

(B) Benchmark consists of 55% S&P 500 Index, 35% Merrill Lynch Corporate & Government Master Index, and 10% NYC 30 Day Primary CD Rate.

                      FUNDAMENTAL INVESTMENT RESTRICTIONS

    The Funds have each adopted certain fundamental investment restrictions which, unlike the other investment objective(s), policies, and investment program of each Fund, may only be changed for each Fund with the consent of a majority of the outstanding voting securities of the particular Fund. The 1940 Act defines such a majority as the lesser of (1) 67% or more of the voting securities present in person or by proxy at a shareholders' meeting, if the holders of more than 50% of the outstanding voting securities of a Fund are present or represented by proxy, or (2) more than 50% of a Fund's outstanding voting securities.

FUNDAMENTAL INVESTMENT RESTRICTIONS
APPLICABLE TO ALL FUNDS

    All the Funds, except the International Government Bond Fund, the Growth Fund and the Science & Technology Fund have adopted each of the following fundamental investment restrictions. The percentage limitations referenced in some of the following fundamental investment restrictions are to be determined at the time of purchase. The International Government Bond Fund has adopted fundamental investment restrictions 2-10 below. (The Growth Fund and the Science & Technology Fund have adopted investment restrictions 3, 6 and 7 as non-fundamental operating policies. In addition, as a non-fundamental operating policy, the Growth Fund and the Science & Technology Fund will not invest in oil, gas or mineral exploration programs.) Such restrictions provide that no Fund may:

        1. Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities, or any other class of securities, of any one issuer. For purposes of this restriction, all outstanding debt securities of an issuer are considered as one class, and all preferred stock of an issuer is considered as one class. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. As a matter of operating policy, the Company will not consider repurchase agreements subject to the 5% limitation if the collateral underlying the repurchase agreements are U.S. Government securities.

        2. (a) Issue senior securities except in connection with investments in options and futures contracts; or (b) borrow money except as a temporary measure for extraordinary or emergency purposes (such as to meet redemption requests which might otherwise require the disadvantageous sale of portfolio securities) and then not in excess of 5% of the Fund's total assets. No Fund may mortgage, pledge or hypothecate more than 5% of the value of its total assets, and then only to secure borrowings made under this restriction.

        3. Acquire more than 3% of the voting securities of any single other investment company or invest more than 10% of (the value of) the Fund's assets in the securities of other investment companies (5% in the case of each such other company). Additionally, investment company securities will only be purchased on the open market or from brokers or dealers receiving customary commissions.

        4. Acquire real estate or real estate contracts, although a Fund may acquire obligations that are secured by real estate or securities issued by companies investing in real estate, such as real estate investment trusts.

        5. Underwrite securities of other issuers except where the sale of restricted portfolio securities constitutes an underwriting under the federal securities laws.

        6. Acquire securities for the purpose of influencing the management of, or exercising control over, the issuer.

        7. Effect short sales of securities or purchase securities on margin, except in connection with investment in options and futures contracts. Each Fund may use short-term credits when necessary to clear transactions.

        8. Lend money, except by purchasing debt obligations in which a Fund may invest consistent with its investment objective(s) and policies or by purchasing securities subject to repurchase agreements.

        9. Purchase or sell commodities (except in connection with investments in options and futures contracts) or invest in oil, gas or mineral exploration programs.

        10. Make loans to other persons, except that a Fund may lend its portfolio securities to broker-dealers and other financial institutions in an amount up to 30% of the value of the Fund's total assets.

MMF INVESTMENT RESTRICTIONS

    MMF may not:

        1. Purchase any security which matures more than 13 months from the date of purchase.

        2. Purchase or sell commodity contracts.

        3. Invest in warrants, or write, purchase or sell puts, calls, straddles, spreads or combinations thereof.

        4. Invest more than 25% of the value of its total assets in the securities of issuers primarily engaged in any one industry, except investments in obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities.

TOF, CCF, GSF, SIF, IEF, MIF, AND SCIF
INVESTMENT RESTRICTIONS

    TOF, CCF, GSF, SIF, IEF, MIF, and SCIF may not:

        1. Enter into a financial futures contract (by exercise of any option or otherwise) or acquire any options thereon, if, immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions, at the time such positions were established, plus the sum of the premiums paid for all unexpired options on futures contracts would exceed 5% of the value of its total assets.

        2. Invest more than 25% of the value of its total assets in the securities of issuers primarily engaged in any one industry.

GIF INVESTMENT RESTRICTIONS

    GIF may not:

        1. Invest 25% or more of its assets in securities of issuers in any one industry.

GF AND STF INVESTMENT RESTRICTIONS

    GF and STF may not:

        1. Borrow money except that the Funds may (i) borrow for non-leveraging, temporary or emergency purposes and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with the Funds' investment objective and program, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Funds' total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law. The Funds may borrow from banks, other T. Rowe Price Funds or other persons to the extent permitted by law.

        2. Purchase the securities of any issuer if, as a result, more than 25% of the value of the Funds' total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided, however, the Growth Fund will normally concentrate 25% or more of its assets in the securities of the banking industry when the Growth Fund's position in issues maturing in one year or less equals 35% or more of the Growth Fund's total assets.

        3. Make loans, although the Funds may (i) lend portfolio securities; provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Funds' total assets;
    (ii) purchase money market securities and enter into repurchase agreements; and (iii) acquire publicly-distributed or privately-placed debt securities and purchase debt.

        4. Purchase a security if, as a result, with respect to 75% of the Funds' total assets, more than 5% of the value of its total assets would be invested in the securities of a single issuer or more than 10% of the outstanding voting securities of any issuer would be held by the Funds, except securi-ties issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.

        5. Purchase or sell physical commodities; except that it may enter into futures contracts and options thereon.

        6. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Funds from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

        7. Issue senior securities except in compliance with the Investment Company Act of 1940.

        8. Underwrite securities issued by other persons, except to the extent that the Funds may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment program.

        With respect to investment restriction (5), the Fund does not consider forward foreign currency contracts or hybrid investments to be commodities. For purposes of investment restriction (2), U.S., state or local governments, or related agencies or instrumentalities, are not considered an industry.

        Notwithstanding anything in the above fundamental and operating restrictions to the contrary, subject to any regulatory requirements, GF and STF may each invest all of its assets in a single investment company or a series thereof in connection with a "master-feeder" arrangement. Such an investment would be made where the Fund (a "Feeder"), and one or more other funds with the same investment objective and program as the Fund, sought to accomplish its investment objective and program by investing all of its assets in the shares of another investment company (the "Master"). The Master would, in turn, have the same investment objective and program as the Fund. The Funds would invest in this manner in an effort to achieve the economies of scale associated with having a Master fund make investments in portfolio companies on behalf of a number of Feeder funds.

SAF INVESTMENT RESTRICTIONS

    SAF may not:

        1. Enter into financial futures contracts (by exercise of any option or otherwise) or acquire any options thereon, if, immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions at the time such positions were established plus the sum of the premiums paid for all unexpired options on futures contracts would exceed 5% of the value of its total assets.

        2. Invest more than 25% of the value of its total assets in the securities of issuers primarily engaged in any one industry.

IGBF INVESTMENT RESTRICTIONS

    IGBF may not:

        1. With respect to 50% of its total assets, invest more than 5% of its total assets in securities of any one issuer or purchase more than 10% of the outstanding voting securities of any one issuer. With respect to the remaining 50% of its total assets, invest more than 25% of its total assets in the securities of any one issuer. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

        2. Enter into a financial futures contract (by exercise of any option or otherwise) or acquire any options thereon, if, immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions, at the time such positions were established, plus the sum of the premiums paid for all unexpired options on futures contracts would exceed 5% of the value of its total assets.

        3. Invest more than 25% of the value of its total assets in the securities of issuers primarily engaged in any one industry.

                              INVESTMENT PRACTICES

REPURCHASE AGREEMENTS

    Each Fund may hold commercial paper, certificates of deposits, and government obligations (including government guaranteed obligations) subject to repurchase agreements with certain well established domestic banks and certain broker-dealers, including primary government securities dealers, approved as creditworthy by the Board of Directors. The underlying security must be a high-quality domestic money market security (except for the International Equities Fund and International Government Bond Fund which utilize foreign money market securities) and the seller must be a well-established securities dealer or bank that is a member of the Federal Reserve System. For the Money Market Fund, the underlying security must be a U.S. Government security or a security rated in the highest rating category by the Requisite NRSROs (Nationally Recognized Statistical Rating Organization) and must be determined to present minimal credit risk. Repurchase agreements are generally for short periods, often less than a week. Repurchase agreements typically obligate a seller, at the time it sells securities to a Fund, to repurchase the securities at a specific future time and price. The price for which the Fund resells the securities is calculated to exceed the price the Fund initially paid for the same securities, thereby determining the yield during the Fund's holding period. This results in a fixed market rate of interest, agreed upon by that Fund and the seller, which is accrued as ordinary income. Most repurchase agreements mature within seven days although some may have a longer duration. The underlying securities constitute collateral for these repurchase agreements, which are considered loans under the 1940 Act.

    The Funds do not intend to sell the underlying securities subject to a repurchase agreement (except to the seller upon maturity of the agreement). During the term of the repurchase agreement, the Funds (i) retain the securities subject to the repurchase agreement as collateral securing the seller's obligation to repurchase the securities, (ii) monitor on a daily basis the market value of the securities subject to the repurchase agreement, and (iii) require the seller to deposit with the Company's custodian collateral equal to any amount by which the market value of the securities subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement. In the event that a seller defaults on its obligation to repurchase the securities, the Funds must hold the securities until they mature or may sell them on the open market, either of which may result in a loss to a Fund if, and to the extent that, the values of the securities decline. Additionally, the Funds may incur disposition expenses when selling the securities. Bankruptcy proceedings by the seller may also limit or delay realization and liquidation of the collateral by a Fund and may result in a loss to that Fund. The Board of Directors of the Company will evaluate the creditworthiness of all banks and broker-dealers with which the Company proposes to enter into repurchase agreements. The Funds will not invest in repurchase agreements that do not mature within seven days if any such investment, together with any illiquid assets held by a Fund, exceeds 10% of the value of that Fund's total assets (15% in the case of Growth Fund, Growth & Income Fund and Science & Technology Fund).

LENDING PORTFOLIO SECURITIES

    For purposes of realizing additional income, each Fund may make secured loans of its portfolio securities amounting to no more than 30% of the value of each Fund's total assets (33 1/3% in the case of Growth Fund and Science & Technology Fund). This policy is a fundamental policy of each of the Funds. Securities loans are made to broker-dealers and other financial institutions approved by VALIC and pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the loaned securities marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as permitted by interpretations or rules of the Securities and Exchange Commission ("SEC"). While the securities are on loan, the Funds will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower.

    Any loan of portfolio securities by any Fund will be callable at any time by the lending Fund upon notice of five business days. When voting or consent rights which accompany loaned securities pass to the borrower, the lending Fund will call the loan, in whole or in part as appropriate, to permit the exercise of such rights if the matters involved would have a material effect on that Fund's investment in the securities being loaned. If the borrower fails to maintain the requisite amount of collateral, the loan will automatically terminate, and the lending Fund will be permitted to use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in receiving additional collateral or in the recovery of the securities or, in some cases, even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will be made only when VALIC considers the borrowing broker-dealers or financial institutions to be creditworthy and of good standing and the interest earned from such loans to justify the attendant risks. On termination of the loan, the borrower will be required to return the securities to the lending Fund. Any gain or loss in the market price during the loan would inure to the lending Fund. The lending Fund may pay reasonable finders', administrative, and custodial fees in connection with a loan of its securities.

FOREIGN SECURITIES

    A foreign security is a security issued by an entity domiciled or incorporated outside of the United States.

    Included within the definition of foreign securities are American Depository Receipts (ADRs).

    ADRs are certificates issued by a United States bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a United States bank and traded on a United States exchange or in an over-the-counter market. Generally, ADRs are in registered form. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers.

    Each Fund may also, in accordance with its specific investment objective(s) and investment program, policies and restrictions purchase U.S. dollar-denominated money market securities of foreign issuers. Such money market securities may be registered domestically and traded on domestic exchanges or in the over-the-counter market (e.g., Yankee securities) or may be registered abroad and traded exclusively in foreign markets (e.g., Eurodollar securities).

    In addition, all the Funds, except the Government Securities Fund and the Money Market Fund, may invest in non-U.S. dollar-denominated foreign securities, in accordance with their specific investment objective(s), investment programs, policies, and restrictions. Investing in foreign securities may involve advantages and disadvantages not present in domestic investments. There may be less publicly available information about securities not registered domestically, or their issuers, than is available about domestic issuers or their domestically registered securities. Stock markets outside the U.S. may not be as developed as domestic markets, and there may also be less government supervision of foreign exchanges and brokers. Foreign securities may be less liquid or more volatile than U.S. securities. Trade settlements may be slower and could possibly be subject to failure. In addition, brokerage commissions and custodial costs with respect to foreign securities may be higher than those for domestic investments. Accounting, auditing, financial reporting and disclosure standards for foreign issuers may be different than those applicable to domestic issuers. Non-U.S. dollar-denominated foreign securities may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations (including currency blockage) and a Fund may incur costs in connection with conversions between various currencies. Foreign securities may also involve risks due to changes in the political or economic conditions of such foreign countries, the possibility of expropriation of assets or nationalization, and possible difficulty in obtaining and enforcing judgments against foreign entities.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS

    Foreign currency transactions used by the Funds may be either: (i) on the spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market, or (ii) conducted through the use of forward foreign currency exchange contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date. In general, forward foreign currency exchange contracts are not guaranteed by a third party and, accordingly, each party to a forward foreign currency exchange contract is dependent upon the creditworthiness and good faith of the other party.

    A Fund will enter into forward foreign currency exchange contracts only under two circumstances. First, a Fund may enter into a forward foreign currency exchange contract to purchase an amount of foreign currency to protect itself against a possible loss that might occur between trade and settlement dates for a particular security, resulting from a decline in the U.S. dollar against the foreign currency in which such security is denominated. This practice may limit the potential gains that might result from a positive change in such currency relationships. Second, when VALIC or a Sub-adviser believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against the U.S. dollar, a Fund may enter into a forward foreign currency exchange contract to purchase or sell an amount of foreign currency approximating the value of some or all of that Fund's portfolio securities denominated in such foreign currency. The forecasting of short-term currency market movements is extremely difficult and it is uncertain whether such short-term hedging strategies will be successful.

WHEN-ISSUED SECURITIES

    Each of the Funds except the Money Market Fund may purchase securities on a when-issued or delayed delivery basis. When such transactions are negotiated, the price of such securities is fixed at the time of commitment, but delivery and payment for the securities may take place a month or more after the date of the commitment to purchase. The securities so purchased are subject to market fluctuation, and no interest accrues to the purchaser during this period. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. VALIC does not believe that a Fund's net asset value or income will be adversely affected by the purchase of securities on a when-issued basis.

DEBT SECURITIES

    Debt securities are considered high-quality if they are rated at least Aa by Moody's or its equivalent by any other NRSRO or, if unrated, are determined to be of equivalent investment quality. High-quality debt securities are considered to have a very strong capacity to pay principal and interest. Debt securities are considered investment grade if they are rated, for example, at least Baa by Moody's or its equivalent by any other NRSRO or, if not rated, are determined to be of equivalent investment quality. Investment grade debt securities are regarded as having an adequate capacity to pay principal and interest. Lower-medium and lower-quality securities rated, for example, Ba and B by Moody's or its equivalent by any other NRSRO are regarded on balance as high risk and predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. See the Section regarding "Description of Corporate Bond Ratings" for a description of each rating category in this Statement of Additional Information for a more complete description of lower-medium and lower-quality debt securities and their risks.

    The maturity of debt securities may be considered long (ten plus years), intermediate (one to ten years), or short-term (thirteen months or less). In general, the principal values of longer-term securities fluctuate more widely in response to changes in interest rates than those of shorter-term securities, providing greater opportunity for capital gain or risk of capital loss. A decline in interest rates usually produces an increase in the value of debt securities, while an increase in interest rates generally reduces their value.

WARRANTS

    Each Fund, except the Money Market Fund, Government Securities Fund, Capital Conservation Fund and the International Government Bond Fund may invest in warrants limited to no more than 5% of the value of the total assets of each Fund. Warrants are securities that give the Funds the right to purchase equity securities from the issuer at a specific price (the "strike price") for a limited period of time. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. In addition, the value of warrants does not, necessarily, in all cases change to the same extent as the value of the underlying securities to which they relate. Warrants cease to have value if they are not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.

EURODOLLAR OBLIGATIONS

    Each Fund in accordance with its investment objective(s), policies, and investment program may invest in Eurodollar obligations, including Eurodollar bonds and Eurodollar certificates of deposit. A Eurodollar obligation is a security denominated in U.S. dollars and originated principally in Europe, giving rise to the term Eurodollar.

    Such securities are not registered with the SEC and generally may only be sold to U.S. investors after the initial offering and cooling-off periods. The market for Eurodollar securities is dominated by foreign-based investors and the primary trading market for these securities is London.

    Eurodollar obligations, including Eurodollar bonds and Eurodollar certificates of deposit, are principally obligations of foreign branches of U.S. banks. These instruments represent the loan of funds actually on deposit in the U.S. The Company believes that the U.S. bank would be liable in the event that its foreign branch failed to pay on its U.S. dollar denominated obligations. Nevertheless, the assets supporting the liability could be expropriated or otherwise restricted if located outside the U.S. Exchange controls, taxes, or political and economic developments also could affect liquidity or repayment. Due to possibly conflicting laws or regulations, the foreign branch of the U.S. bank could maintain and prevail that the liability is solely its own, thus exposing a Fund to a possible loss. Such U.S. dollar denominated obligations of foreign branches of Federal Deposit Insurance Corporation ("FDIC") member U.S. banks are not covered by the usual $100,000 of FDIC insurance if they are payable only at an office of such a bank located outside the U.S., Puerto Rico, Guam, American Samoa, and the Virgin Islands.

    Moreover, there may be less publicly available information about foreign issuers whose securities are not registered with the SEC and such foreign issuers may not be subject to the accounting, auditing, and financial reporting standards applicable to issuers registered domestically. In addition, foreign issuers, stock exchanges, and brokers generally are subject to less government regulation. There are, however, no risks of currency fluctuation since the obligations are U.S. dollar denominated.

ASSET-BACKED SECURITIES

    Each of the Funds may invest in asset-backed securities (unrelated to first mortgage loans) that represent fractional interests in pools of retail installment loans, both secured (such as certificates for automobile receivables) and unsecured, and leases, or revolving credit receivables both secured and unsecured (such as credit card receivable securities). These assets are generally held by a trust and payments of principal and interest, or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust.

    Underlying automobile sales contracts, leases or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Nevertheless, principal repayment rates tend not to vary much with interest rates and the short-term nature of the underlying loans, leases, or receivables tends to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying loans, leases or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with its investment objective(s) and policies, a Fund may invest in other asset-backed securities that may be developed in the future.

MORTGAGE-BACKED SECURITIES

    Certain of the Funds may invest in Government National Mortgage Association ("GNMA") Certificates. GNMA Certificates are securities representing part ownership of a pool of mortgage loans. These loans, issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations, are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. Each pool of mortgage loans is assembled and, after being approved by GNMA, is offered to investors through securities dealers in the form of certificates representing participations in the pool. Once approved by GNMA, the timely payment of interest and principal of each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. GNMA Certificates differ from bonds in that principal is paid monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. GNMA Certificates are called "pass-through" certificates because both principal and interest payments (including prepayments) are passed through to the holder of the certificate.

    The average life of GNMA Certificates varies with the maturities of the underlying mortgage instruments. Upon receipt, principal payments may be used by the Funds to purchase additional GNMA Certificates or other U.S. Government Securities. In addition, prepayments of the mortgages included in the underlying mortgage pool will usually result in the return of the greatest part of principal invested well before the maturity of the mortgages in the pool. The volume of such prepayments of principal in a given pool of mortgages will influence the actual yield of the GNMA Certificate, and principal returned to the Funds may be reinvested in instruments whose yield may be higher or lower than that which might have been obtained had such prepayments not occurred. In quoting yields of GNMA Certificates, the standard practice is to assume that the certificates will have a 12 year life. As previously noted, however, the actual life of an individual pool may differ widely and actual yield may differ significantly from estimated yields based on the 12 year life assumption.

    Certain Funds may also invest in collateralized mortgage obligations ("CMOs") issued by governmental or non-governmental entities, such as banks and other mortgage lenders. Non-governmental securities may offer a higher yield but may be subject to greater price fluctuation and risk than governmental securities.

    CMOs are obligations fully collateralized directly or indirectly by a pool of mortgages on which payments of principal and interest are passed through to the holders of the CMOs on the same schedule as they are received, although not necessarily on a pro rata basis. In reliance on an SEC interpretation, the Funds' investments in certain qualifying CMOs are not subject to legal limitations on acquiring interests in other investment companies. In order to be able to rely on the SEC's interpretation, the CMOs must be unmanaged, fixed-asset issuers that (i) invest primarily in mortgage-backed securities,
(ii) do not issue redeemable securities, (iii) operate under general exemptive orders exempting them from all provisions of the Investment Company Act, and
(iv) are not registered or regulated under the Investment Company Act as investment companies. To the extent that a Fund selects CMOs that do not meet the above requirements, the Fund may not invest more than 10% of its assets in all such entities and may not acquire more than 3% of the voting securities of any single such entity.

LOAN PARTICIPATIONS

    Loan Participations are debt obligations of corporations and are usually purchased from major money center banks, selected regional banks, and major foreign banks with branches in the U.S. which are regulated by the Federal Reserve System or appropriate state regulatory authorities. VALIC and the Sub-advisers believe that the credit standards imposed by such banks are comparable to the standards such banks use in connection with loans originated by them and in which they intend to maintain a full interest. The financial institutions offering loan participations do not guarantee principal or interest on the loan participations which they offer. VALIC and the Sub-advisers will not purchase such securities for the Funds unless they believe that the collateral underlying the corporate loans is adequate and the corporation will be able, in a timely fashion, to pay scheduled interest and principal amounts.

ADJUSTABLE RATE SECURITIES

    Each of the Funds may invest in adjustable rate money market securities. Adjustable rate se-curities (i.e., variable rate and floating rate instruments) are securities that have interest rates that are adjusted periodically, according to a set formula. The maturity of some adjustable rate securities may be shortened under certain special conditions described more fully below.

    Variable rate instruments are obligations (usually certificates of deposit) that provide for the adjustment of their interest rates on predetermined dates or whenever a specific interest rate changes. A variable rate instrument whose principal amount is scheduled to be paid in 13 months or less is considered to have a maturity equal to the period remaining until the next readjustment of the interest rate. Many variable rate instruments are subject to demand features which entitle the purchaser to resell such securities to the issuer or another designated party, either (1) at any time upon notice of usually 30 days or less, or (2) at specified intervals, not exceeding 13 months, and upon 30 days notice. A variable rate instrument subject to a demand feature is considered to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

    Floating rate instruments (generally corporate notes, bank notes, or Eurodollar certificates of deposit) have interest rate reset provisions similar to those for variable rate instruments and may be subject to demand features like those for variable rate instruments. The maturity of a floating rate instrument is considered to be the period remaining until the principal amount can be recovered through demand.

ILLIQUID SECURITIES

    The Funds will not invest more than 10% (15% in the case of Growth Fund, Growth & Income Fund and Science & Technology Fund) of the value of their assets in securities or other investments that are illiquid or not readily marketable (including repurchase agreements with maturities exceeding seven days). Securities received as a result of a corporate reorganization or similar transaction affecting readily-marketable securities already held in the portfolio of a Fund will not be considered securities or other investments that are not readily marketable. However, the Funds will attempt, in an orderly fashion, to dispose of any securities received under these circumstances, to the extent that such securities are considered not readily marketable, and together with other illiquid securities, exceed 10% of the value of a Fund's net assets.

RULE 144A SECURITIES

    Each Fund, other than the Money Market Fund, may purchase securities which, while privately placed, are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. The Company, under the supervision of the Board of Directors, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' restriction on investing more than 10% (15% in the case of the Growth Fund, Growth & Income Fund and Science & Technology Fund) of its assets in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination the Company will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition the Company could consider (i) frequency of trades and quotes, (ii) number of dealers and potential purchasers, (iii) dealer undertakings to make a market, and (iv) nature of the security and market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities will also be monitored by the Company and, if, as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Funds' holding of illiquid securities will be reviewed to determine what, if any, action is required to assume that the Funds do not invest more than 10% of their assets in illiquid securities (15% in the case of the Growth Fund, Growth & Income Fund and Science & Technology Fund). Investing in Rule 144A securities could have the effect of increasing the amount of the Funds' investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

OPTIONS ON SECURITIES AND SECURITIES INDICES

    Each Fund, other than the Money Market Fund, may write covered call and put options on securities and securities indices. As a matter of operating policy, the Growth & Income Fund will only write covered call options on securities. In addition, the Growth Fund and the Science & Technology Fund have no current intention of writing put options on securities or securities indices. The International Equities Fund and the International Government Bond Fund may also write covered call and put options on foreign currencies that correlate with the Fund's portfolio of foreign securities. A call option is a contract that gives to the holder the right to buy a specified amount of the underlying security or currency at a fixed or determinable price (called the exercise or "strike" price) upon exercise of the option. A put option is a contract that gives the holder the right to sell a specified amount of the underlying security or currency at a fixed or determinable price upon exercise of the option.

    To "cover" a call option written, a Fund may, for example, identify and have available for sale the specific portfolio security, group of securities, or foreign currency to which the option relates. To cover a put option written, a Fund may, for example, establish a segregated asset account with its custodian containing cash or liquid assets that, when added to amounts deposited with its broker or futures commission merchant ("FCM") as margin, equals the market value of the instruments underlying the put option written.

    Each of these Funds may write options on securities and securities indices and the International Equities Fund and the International Government Bond Fund may write options on currencies for the purpose of increasing the Funds' return on such securities or its entire portfolio of securities or to protect the value of the entire portfolio. Such investment strategies will not be used for speculation. If a Fund writes an option which expires unexercised or is closed out by the Fund at a profit, it will retain the premium received for the option, which will increase its gross income. If the price of the underlying security or currency moves adversely to the Fund's position, the option may be exercised and the Fund, as the writer of the option, will be required to sell or purchase the underlying security or currency at a disadvantageous price, which may only be partially offset by the amount of premium received.

    Options on stock indices are similar to options on stock, except that all settlements are made in cash rather than by delivery of stock, and gains or losses depend on price movements in the stock market generally (or in a particular industry or segment of the market represented by the index) rather than price movements of individual stocks. When a Fund writes an option on a securities index, and the underlying index moves adversely to the Fund's position, the option may be exercised. Upon such exercise, the Fund, as the writer of the option, will be required to pay in cash an amount equal to the difference between the exercise settlement value of the underlying index and the exercise price of the option, multiplied by a specified index "multiplier."

    Call or put options on a stock index may be written at an exercise or "strike" price which is either below or above the current value of the index. If the exercise price at the time of writing the option is below the current value of the index for a call option or above the current value of the index for a put option the option is considered to be "in the money." In such a case, the Fund will cover such options written by segregating with its custodian or pledging to its commodity broker as collateral cash, U.S. Government or other high-grade, short-term debt obligations equal in value to the amount by which the option written is in the money, times the multiplier, times the number of contracts.

    Stock indices for which options are currently traded include the S&P 500 Index, Value Line Index, National OTC Index, Major Market Index, Computer Technology Index, Oil Index, NYSE Options Index, Technology Index, Gold/Silver Index, Institutional Index and NYSE Beta Index. The Funds may also use options on such other indices as may now or in the future be available.

    Each Fund, except the Money Market Fund, may also purchase put or call options on securities and securities indices in order to (i) hedge against anticipated changes in interest rates or stock prices that may adversely affect the prices of securities that the Fund intends to purchase at a later date, (ii) hedge its investments against an anticipated decline in value, or (iii) attempt to reduce the risk of missing a market or industry segment advance. As a matter of operating policy, the Growth & Income Fund will only purchase call options on securities to close out open positions for covered call options it has written. In addition, the Growth Fund and the Science &

Technology Fund have no current intention of purchasing call options on securities or securities indices. The International Equities Fund and the International Government Bond Fund also may purchase put options on foreign currencies that correlate with the Fund's portfolio securities in order to minimize or hedge against anticipated declines in the exchange rate of the currencies in which the Fund's securities are denominated and may purchase call options on foreign currencies that correlate with its portfolio securities to take advantage of anticipated increases in exchange rates. In the event that the anticipated changes in interest rates, stock prices, or exchange rates occur, the Fund may be able to offset the resulting adverse effect on the Fund, in whole or in part, through the options purchased.

    The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise or liquidation of the option, and, unless the price of the underlying security, securities index, or currency changes sufficiently, the option may expire without value to the Fund. To close option positions purchased by the Funds, the Funds may sell put or call options identical to options previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option purchased.

    Options used by the Funds may be traded on the national securities exchanges or in the over-the-counter market. Only the Capital Conservation Fund, the Government Securities Fund, the International Equities Fund and the International Government Bond Fund may use over-the-counter options. Options traded in the over-the-counter market may not be as actively traded as those on an exchange. Accordingly, it may be more difficult to value such options. In addition, it may be more difficult to enter into closing transactions with respect to options traded over-the-counter. In this regard, the Funds may enter into contracts with the primary dealers with whom they write over-the-counter options. The contracts will provide that each Fund has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value of such option, as determined in good faith through negotiations between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by each Fund for writing the option, plus the amount, if any, of the option's intrinsic value (i.e., the amount the option is "in-the-money"). The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written "out-of-the-money." Although the specific details of the formula may vary with different primary dealers, each contract will provide a formula to determine the maximum price at which each Fund can repurchase the option at any time. The Funds have established standards of creditworthiness for these primary dealers.

WRITING COVERED CALL AND PUT OPTIONS AND
PURCHASING CALL AND PUT OPTIONS

    All of the Funds, except the Money Market Fund, may write exchange-traded covered call and put options on or relating to specific securities in order to earn additional income or, in the case of a call written, to minimize or hedge against anticipated declines in the value of the Fund's securities. As a matter of operating policy, the Growth & Income Fund will only write covered call options on securities. The International Equities Fund and the International Government Bond Fund may also write covered call and put options on foreign currencies that correlate with its portfolio securities in order to earn additional income or in the case of call options written to minimize or hedge against anticipated declines in the exchange rate of the currencies in which the Fund's securities are denominated. To "cover" an option means, for example, to identify and make available for sale the specific portfolio security or foreign currency to which the option relates. Through the writing of a covered call option a Fund receives premium income but obligates itself to sell to the purchaser of such an option the particular security or foreign currency underlying the option at a specified price at any time prior to the expiration of the option period, regardless of the market value of the security or the exchange rate for the foreign currency during this period. Through the writing of a covered put option a Fund receives premium income but obligates itself to purchase a particular security or foreign currency underlying the option at a specified price at any time prior to the expiration of the option period, regardless of market value or exchange rate during the option period.

    Certain Funds, in accordance with their investment objective(s) and investment programs, may also write exchange-traded covered call and put options on stock indices and may purchase call and put options on stock indices that correlate with the Fund's portfolio securities. These Funds may engage in such transactions for the same purposes as they may engage in such transactions with respect to individual portfolio securities or foreign currencies, that is, to generate additional income or as a hedging technique to minimize anticipated declines in the value of the Fund's portfolio securities or the exchange rate of the securities in which the Fund invested. In economic effect, a stock index call or put option is similar to an option on a particular security, except that the value of the option depends on the weighted value of the group of securities comprising the index, rather than a particular security, and settlements are made in cash rather than by delivery of a particular security.

    Each Fund, other than the Money Market Fund, may also purchase exchange-traded call and put options with respect to securities and stock indices that correlate with that Fund's particular portfolio securities. As a matter of operating policy, the Growth & Income Fund will only purchase call options on securities to close out open positions for covered call options written by it. The International Equities Fund and the International Government Bond Fund may also purchase call and put options on foreign currencies that correlate with the currencies in which the Fund's securities are denominated.

    A Fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its portfolio securities or currencies. As the holder of a put option with respect to individual securities or currencies, the Fund has the right to sell the securities or currencies underlying the options and to receive a cash payment at the exercise price at any time during the option period. As the holder of a put option on an index, a Fund has the right to receive, upon exercise of the option, a cash payment equal to a multiple of any excess of the strike price specified by the option over the value of the index.

    A Fund may purchase call options on individual securities, currencies or stock indices in order to take advantage of anticipated increases in the price of those securities or currencies by purchasing the right to acquire the securities or currencies underlying the option or, with respect to options on indices, to receive income equal to the value of such index over the strike price. As the holder of a call option with respect to individual securities or currencies, a Fund obtains the right to purchase the underlying securities or currencies at the exercise price at any time during the option period. As the holder of a call option on a stock index, a Fund obtains the right to receive, upon exercise of the option, a cash payment equal to the multiple of any excess of the value of the index on the exercise date over the strike price specified in the option.

    Unlisted options may be used by the Capital Conservation Fund, the Government Securities Fund, the International Equities Fund and the International Government Bond Fund. Such options are not traded on an exchange and may not be as actively traded as listed securities, making the valuation of these securities more difficult. In addition, an unlisted option entails a risk not found in connection with listed options -- that the party on the other side of the option transaction will default. This may make it impossible to close out an unlisted option position in some cases, and profits may be lost thereby. Such unlisted, over-the-counter options, unless otherwise indicated, will be considered illiquid securities. The Funds will engage in such transactions only with firms of sufficient credit to minimize these risks. In instances in which a Fund has entered into agreements with primary dealers with respect to the unlisted, over-the-counter options it has written, and such agreements would enable the Fund to have an absolute right to repurchase, at a pre-established formula price, the over-the-counter options written by it, the Fund will treat as illiquid only the amount equal to the formula price described above less the amount by which the option is "in-the-money."

    Although these investment practices will be used to generate additional income and to at-tempt to reduce the effect of any adverse price movement in the securities or currencies subject to the option, they do involve certain risks that are different in some respects from investment risks associated with similar funds which do not engage in such activities. These risks include the following: writing covered call options -- the inability to effect closing transactions at favorable prices and the inability to participate in the appreciation of the underlying securities or currencies above the exercise price; writing covered put options -- the inability to effect closing transactions at favorable prices and the obligation to purchase the specified securities or currencies or to make a cash settlement on the stock index at prices which may not reflect current market values or exchange rates; and purchasing put and call options -- possible loss of the entire premium paid. In addition, the effectiveness of hedging through the purchase or sale (writing) of stock index options will depend upon the extent to which price movements in the portion of a Fund's portfolio being hedged correlate with price movements in the selected stock index. Perfect correlation may not be possible because the securities held or to be acquired by a Fund may not exactly match the composition of the stock index on which options are purchased or written. If the forecasts of VALIC regarding movements in securities prices, currencies or interest rates are incorrect, a Fund's investment results may have been better without the hedge.

FINANCIAL FUTURES CONTRACTS

    Each Fund, except the Money Market Fund, in accordance with its investment objective(s), investment program, policies, and restrictions may purchase and sell exchange-traded financial futures contracts as a hedge to protect against anticipated changes in prevailing interest rates, overall stock prices or currency rates, or to efficiently and in a less costly manner implement either increases or decreases in exposure to the equity or bond markets. The Funds may also write covered call options and purchase put and call options on financial futures contracts for the same purposes or to earn additional income. Although they have no current intention to do so, the Growth Fund, the Growth & Income Fund and the Science & Technology Fund may also write covered put options on stock index futures contracts. Only the International Equities Fund and the International Government Bond Fund may utilize currency futures contracts and both listed and unlisted financial futures contracts and options thereon.

    Financial futures contracts consist of interest rate futures contracts, stock index futures contracts, and currency futures contracts. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A stock index futures contract is similar in economic effect, except that rather than being based on specific securities, it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

    An interest rate futures contract binds the seller to deliver to the purchaser on a specified future date a specified quantity of one of several listed financial instruments, against payment of a settlement price specified in the contract. A public market currently exists for futures contracts on GNMA Certificates, long-term U.S. Treasury Bonds, three-month U.S. Treasury Bills, short-term U.S. Treasury Notes, and bank certificates of deposit.

    Stock index futures contracts bind purchaser and seller to deliver, at a future date specified in the contract, a cash amount equal to a multiple of the difference between the value of a specified stock index on that date and the settlement price specified by the contract. That is, the seller of the futures contract must pay and the purchaser would receive a multiple of any excess of the value of the index over the settlement price, and conversely, the purchaser must pay and the seller would receive a multiple of any excess of the settlement price over the value of the index. A public market currently exists for stock index futures contracts based on the S&P 500 Index, the New York Stock Exchange Composite Index, the Value Line Stock Index, and the Major Market Index. It is expected that financial instruments related to broad-based indices, in addition to those for which futures contracts are currently traded, will in the future be the subject of publicly-traded futures contracts, and the Funds may use any of these, which are appropriate, in its hedging strategies.

    A financial futures contract is an agreement to buy or sell a security (or deliver a final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery of a specified security) for a set price in the future. Exchange-traded futures contracts are designated by boards of trade which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC").

    Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but instead are liquidated through offsetting transactions which may result in a gain or a loss. While futures positions taken by a Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous to the Fund to do so. A clearing organization associated with the relevant exchange assumes responsibility for closing out transactions and guarantees that, as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

    Unlisted financial futures contracts, which may be purchased or sold only by the International Equities Fund and the International Government Bond Fund, like unlisted options, are not traded on an exchange and, generally, are not as actively traded as listed futures contracts or listed securities. Such financial futures contracts generally do not have the following elements: standardized contract terms, margin requirements relating to price movements, clearing organizations that guarantee counter-party performance, open and competitive trading in centralized markets, and public price dissemination. These elements in listed instruments serve to facilitate their trading and accurate valuation. As a result, the accurate valuation of unlisted financial futures contracts may be difficult. In addition, it may be difficult or even impossible, in some cases, to close out an unlisted financial futures contract, which may, in turn, result in significant losses to the Fund. Such unlisted financial futures contracts will be considered by the Fund to be illiquid securities and together with other illiquid securities will be limited to no more than 10% (15% in the case of the Growth Fund, the Growth & Income Fund and the Science & Technology
Fund) of the value of such Fund's total assets. In making such determination, the value of unlisted financial futures contracts will be based upon the "face amount" of such contracts. The International Equities Fund and the International Government Bond Fund will engage in such transactions only with securities firms having sufficient credit or other resources to minimize certain of these risks.

    When financial futures contracts are entered into by a Fund, either as the purchaser or the seller of such contracts, the Fund is required to deposit with its custodian in a segregated account in the name of the FCM an initial margin of cash or U.S. Treasury bills equalling as much as 5% to 10% or more of the contract settlement price. The nature of initial margin requirements in futures transactions differs from traditional margin payments made in securities transactions in that initial margins for financial futures contracts do not involve the borrowing of funds by the customer to finance the transaction. Instead, a customer's initial margin on a financial futures contract represents a good faith deposit securing the customer's contractual obligations under the financial futures contract. The initial margin deposit is returned, assuming these obligations have been met, when the financial futures contract is terminated. In addition, subsequent payments to and from the FCM, called "variation margin," are made on a daily basis as the price of the underlying security, stock index, or currency fluctuates, reflecting the change in value in the long (purchase) or short (sale) positions in the financial futures contract, a process known as "marking to market."

    The Fund, as an internal operating policy may not hold financial futures contracts in an amount greater than 33% of the Fund's net assets. A Fund may not adhere to this internal operating policy in circumstances where the Fund is required to invest a large cash infusion. In this circumstance the Fund's total invested position, including the security value of the financial futures contracts may not exceed 100% of the Fund's net assets.

    Financial futures contracts generally are not entered into to acquire the underlying asset and generally are not held to term. Prior to the contract settlement date, the Funds will normally close all futures positions by entering into an offsetting transaction which operates to cancel the position held, and which usually results in a profit or loss.

OPTIONS ON FINANCIAL FUTURES CONTRACTS

    For bona fide hedging purposes, each Fund, except the Money Market Fund, may also purchase call and put options on financial futures contracts and write call options on financial futures contracts of the type which the particular Fund is authorized to enter into. Except for options on currency futures contracts used by the International Equities Fund and the International Government Bond Fund, options on financial future contracts used by the Funds are traded on exchanges that are licensed and regulated by the CFTC. A call option on a financial futures contract gives the purchaser the right in return for the premium paid, to purchase a financial futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a financial futures contract (assume a "short" position), for a specified exercise price, at any time before the option expires.

    Unlike entering into financial futures contracts, purchasing options on financial futures contracts allows a Fund to decline to exercise the option, thereby avoiding any loss beyond foregoing the purchase price (or "premium") paid for the options. Therefore, the purchase of options on financial futures contracts may be a preferable hedging strategy when a Fund desires maximum flexibility. Whether, in order to achieve a particular objective, a Fund enters into a financial futures contract, on the one hand, or an option contract, on the other, will depend on all the circumstances, including the relative costs, liquidity, availability and capital requirements of such financial futures and options contracts. Also, the Funds will consider the relative risks involved, which may be quite different. These factors, among others, will be considered in light of market conditions and the particular objective to be achieved.

CERTAIN ADDITIONAL RISKS OF OPTIONS AND
FINANCIAL FUTURES CONTRACTS

    In addition to the risks described in the Company's Prospectus, the use of options and financial futures contracts may entail the following risks. First, although such instruments when used by the Funds are intended to correlate with the Funds' portfolio securities or currencies, in many cases the options or financial futures contracts used may be based on securities, currencies, or stock indices the components of which are not identical to the portfolio securities owned or intended to be acquired by the Funds. Second, due to supply and demand imbalances and other market factors, the price movements of financial futures contracts, options thereon, currency options, and stock index options may not necessarily correspond exactly to the price movements of the securities, currencies, or stock indices on which such instruments are based. Accordingly, there is a risk that a Fund's transactions in those instruments will not in fact offset the impact on the Fund of adverse market developments in the manner or to the extent contemplated or that such transactions will result in losses to the Fund which are not offset by gains with respect to corresponding portfolio securities owned or to be purchased by that Fund.

    To some extent, these risks can be minimized by careful management of hedging activities. For example, where price movements in a financial futures or option contract are expected to be less volatile than price movements in the related portfolio securities owned or intended to be acquired by a Fund, it may, in order to compensate for this difference, use an amount of financial futures or option contracts which is greater than the amount of such portfolio securities. Similarly, where the price movement of a financial futures or option contract is anticipated to be more volatile, a Fund may use an amount of such contracts which is smaller than the amount of portfolio securities to which such contracts relate.

    The risk that the hedging technique used will not actually or entirely offset an adverse change in a Fund's portfolio securities is particularly relevant to financial futures contracts and options written on stock indices and currencies. A Fund, in entering into a futures purchase contract, potentially could lose any or all of the contract's settlement price. In entering into a futures sale contract, a Fund could potentially lose a sum equal to the excess of the contract's value (marked to market daily) over the contract's settlement price. In writing options on stock indices or currencies a Fund could potentially lose a sum equal to the excess of the value of the index or currency (marked to market daily) over the exercise price. In addition, because financial futures contracts require delivery at a future date of either a speci-fied security or currency, or an amount of cash equal to a multiple of the difference between the value of a specified stock index on that date and the settlement price, an algebraic relationship exists between any price movement in the underlying security or currency or index and the potential cost of settlement to a Fund. A small increase or decrease in the value of the underlying security or currency or stock index can, therefore, result in a much greater increase or decrease in the cost to the Fund.

    Stock index call options written also pose another risk as hedging tools. Because exercises of stock index options are settled in cash, there is an inherent timing risk that the value of a Fund's portfolio securities "covering" a stock index call option written by it may decline during the time between exercise of the option by the option holder and notice to the Fund of such exercise (usually one day or more) thereby requiring the Fund to use additional assets to settle the transaction. This risk is not present in the case of covered call options on individual securities, which are settled by delivery of the actual securities.

    There are also special risks in using currency options including the following: (i) settlement of such options must occur in the country issuing the currency in conformity with foreign regulations for such delivery, including the possible imposition of additional costs and taxes, (ii) no systematic reporting of "last sale" information for foreign currencies, and (iii) the need to use "odd lot" transactions for underlying currencies at prices less favorable than those for "round lot" transactions.

    Although the Funds intend to establish positions in these instruments only when there appears to be an active market, there is no assurance that a liquid market for such instruments will exist when a Fund seeks to "close out" (i.e. terminate) a particular financial futures contract or option position. This is particularly relevant for over-the-counter options and financial futures contracts, as previously noted. Trading in such instruments could be interrupted, for example, because of a lack of either buyers or sellers. In addition, the futures and options exchanges may suspend trading after the price of such instruments has risen or fallen more than the maximum amount specified by the exchange. Exercise of options could also be restricted or delayed because of regulatory restrictions or other factors. A Fund may be able, by adjusting investment strategy in the cash or other contract markets, to offset to some extent any adverse effects of being unable to liquidate a hedge position. Nevertheless, in some cases, a Fund may experience losses as a result of such inability. Therefore it may have to liquidate other more advantageous investments to meet its cash needs.

    In addition, FCMs or brokers in certain circumstances will have access to a Fund's assets posted as margin in connection with these transactions as permitted under the 1940 Act. See "Other Information Custody of Assets" in this Statement of Additional Information. The Funds will use only FCMs or brokers in whose reliability and financial soundness they have full confidence and have adopted certain other procedures and limitations to reduce the risk of loss with respect to any assets which brokers hold or to which they may have access. Nevertheless, in the event of a broker's insolvency or bankruptcy, it is possible that a Fund could experience a delay or incur costs in recovering such assets or might recover less than the full amount due. Also the value of such assets could decline by the time a Fund could effect such recovery.

    The success of a Fund in using hedging techniques depends, among other things, on VALIC's ability to predict the direction and volatility of price movements in both the futures and options markets as well as the securities markets and on VALIC's ability to select the proper type, time, and duration of hedges. There can be no assurance that these techniques will produce their intended results. In any event, VALIC will use financial future contracts, options thereon, currency options and stock index options only when it believes the overall effect is to reduce, rather than increase, the risks to which a Fund is exposed. Hedging transactions also, of course, may be more, rather than less, favorable to a Fund than originally anticipated.

LIMITATIONS

    No Fund will enter into any financial futures contract or purchase any option thereon if immediately thereafter the total amount of its assets required to be on deposit as initial margin to secure its obligations under financial futures con-tracts, plus the amount of premiums paid by it for outstanding options to purchase futures contracts, exceeds 5% of the market value of its total assets. (Net assets in the case of Growth & Income Fund); provided however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation. This is a fundamental policy of each Fund that is permitted to use options and financial futures contracts.

    In addition, each Fund has an operating policy which provides that it will not enter into financial futures contracts or write put or call options with respect to financial futures contracts unless such transactions are either "covered" or subject to segregation requirements considered appropriate by the SEC staff. Further, each Fund has an operating policy which provides that it will not enter into custodial arrangements with respect to initial or variation margin deposits or marked-to-market amounts unless the custody of such initial and variation margin deposits and marked-to-market amounts are in compliance with current SEC staff interpretive positions or no-action letters or rules adopted by the SEC.

MONEY MARKET SECURITIES OF FOREIGN ISSUERS

    Foreign money market instruments utilized by the Funds will be limited to:
(i) obligations of, or guaranteed by, a foreign government, its agencies or instrumentalities; (ii) certificates of deposit, bankers' acceptances, short-term notes, negotiable time deposits and other obligations of the ten largest banks in each foreign country, measured in terms of net assets; and
(iii) other short-term unsecured corporate obligations (usually 1 to 270 day commercial paper) of foreign companies. For temporary purposes or in light of adverse foreign political or economic conditions, the Funds may invest in short-term high quality foreign money market securities without limitation.

                               INVESTMENT ADVISER

    VALIC serves as the investment adviser to Timed Opportunity Fund, Money Market Fund, Capital Conservation Fund, Government Securities Fund, International Equities Fund and Social Awareness Fund pursuant to an Investment Advisory Agreement dated September 30, 1987, approved by shareholders at a meeting held on September 7, 1990. This Investment Advisory Agreement was also made applicable to the International Government Bond Fund effective October 1, 1991. The Investment Advisory Agreement was approved by the shareholders of the International Government Bond Fund on September 15, 1992. VALIC also serves as investment adviser to the MidCap Index Fund, the Stock Index Fund, the Small Cap Index Fund pursuant to an Investment Advisory Agreement effective May 1, 1992 that was approved by shareholders of the MidCap Index Fund and Stock Index Fund on April 28, 1992 and approved by shareholders of the Small Cap Index Fund on September 15, 1992. This Investment Advisory Agreement was also made applicable to the Growth Fund, the Growth & Income Fund and the Science & Technology Fund effective May 1, 1994. Prior to May 1, 1992, VALIC served as investment adviser to the MidCap Index Fund and Stock Index Fund pursuant to the Investment Advisory Agreement dated September 30, 1987. VALIC is a stock life insurance company organized on May 1, 1969 under the Texas Insurance Code as a successor to The Variable Annuity Life Insurance Company of America, a District of Columbia insurance company organized in 1955. VALIC's sole business consists of offering fixed and variable (and combinations thereof) retirement annuity contracts. VALIC is an indirect wholly-owned subsidiary of American General Corporation, Houston, Texas. Members of the American General Corporation group of companies operate in each of the 50 states, the District of Columbia, and Canada and collectively engage in substantially all forms of financial services, with activities heavily weighted toward insurance. American General was incorporated as a Texas business corporation on February 26, 1980 as the successor to American General Life Insurance Company (organized in 1926) as the result of a corporate reorganization completed on July 1, 1980.

    Pursuant to the Investment Advisory Agreements, the Company retains VALIC to manage the investment of the assets of each Fund, maintain a trading desk, and place orders for the purchase and sale of portfolio securities. As investment adviser, VALIC obtains and evaluates as appropriate economic, statistical, and financial information in order to formulate and implement investment programs in furtherance of each Fund's investment objective(s) and investment program. Pursuant to the Investment Advisory Agreements, VALIC provides other services including furnishing the services of the President and such other executives and clerical personnel as the Company requires to conduct its day-to-day operations, to prepare the various reports and statements required by law, and to conduct any other recurring or nonrecurring activity which the Company may need to continue operations. The Investment Advisory Agreement provides that the Company pay all expenses not specifically assumed by VALIC under the Agreements. Examples of the expenses paid by the Company include transfer agency fees, custodial fees, the fees of outside legal and auditing firms, the costs of reports to shareholders, expenses of servicing shareholder accounts (e.g., daily calculation of the net asset value).

    The Investment Advisory Agreements require that VALIC's advisory fee be reduced by any commissions, tender and exchange offer solicitation fees and other fees, or similar payments (less any direct expenses incurred) received by VALIC or its affiliates in connection with the purchase and sale of portfolio investments of the Funds. In this regard, the Investment Advisory Agreements require VALIC to use its best efforts to recapture tender and exchange solicitation offer fees for each Fund's benefits, and to advise the Company's Board of Directors of any other fees, or similar payments that it (or any of its affiliates) may receive in connection with each Fund's portfolio transactions or of other arrangements that may benefit any of the Funds or the Company.

    The Company, by action of its Board of Directors determined to transfer the function of providing accounting services from the Company's custodian State Street Bank and Trust Company to VALIC. This transfer will be effective October 31, 1996. Pursuant to this determination the Company entered into an Accounting Services Agreement with VALIC ("Agreement"). The

Agreement provides that the Company will pay to VALIC an annual fee payable monthly based on average daily net assets for providing the accounting services. The annual fee VALIC will charge the Company under the Agreement will be less than the fee charged by the prior provider of accounting services.

    For the fiscal year ended May 31, 1994, the investment advisory fees (before reduction of expenses or waiver) paid by the Company for the Stock Index Fund, the MidCap Index Fund, the Small Cap Index Fund, the International Equities Fund, the Social Awareness Fund, the Timed Opportunity Fund, the Capital Conservation Fund, the Government Securities Fund, the International Government Bond Fund and the Money Market Fund were $3,073,673, $993,023, $244,441, $406,818, $204,647, $925,356, $297,020, $209,147, $167,533 and $229,057
respectively. For the same period, VALIC reduced expenses by $44,024 for the International Government Bond Fund as a result of its voluntary reduction. This waiver expired on September 30, 1993. For the period from April 29, 1994 to May 31, 1994 the investment advisory fees paid by the Company for the Growth Fund, Growth & Income Fund and Science & Technology Fund were $6,706, $6,294 and $7,517 respectively.

    For the fiscal year ended May 31, 1995, the investment advisory fees paid by the Company for the Stock Index Fund, the MidCap Index Fund, the Small Cap Index Fund, the International Equities Fund, the Growth Fund, the Growth & Income Fund, the Science & Technology Fund, the Social Awareness Fund, the Timed Opportunity Fund, the Capital Conservation Fund, the Government Securities Fund, the International Government Bond Fund, and the Money Market Fund were $3,339,165, $1,314,837, $420,925, $697,990, $323,295, $159,996, $558,564,
$238,741, $931,720, $307,082, $224,415, $252,782, and $321,207, respectively.

    For the fiscal year ended May 31, 1996, the investment advisory fees paid by the Company for the Stock Index Fund, the MidCap Index Fund, the Small Cap Index Fund, the International Equities Fund, the Growth Fund, the Growth & Income Fund, the Science & Technology Fund, the Social Awareness Fund, the Timed Opportunity Fund, the Capital Conservation Fund, the Government Securities Fund, the International Government Bond Fund, and the Money Market Fund were $4,242,848, $1,666,107, $523,833, $715,452, $1,871,756, $557,628, $3,228,500,
$333,783, $939,313, $352,058, $340,148, $573,962, and $421,853, respectively.

    The Investment Advisory Agreements may be continued with respect to any Fund if specifically approved at least annually by (a)(i) the Company's Board of Directors or (ii) a majority of that Fund's outstanding voting securities (as defined by the 1940 Act), and (b) the affirmative vote of a majority of the directors who are not parties to the agreement or "interested persons" of any such party (as defined by the 1940 Act) by votes cast in person at a meeting called for this purpose. The Investment Advisory Agreements also provide that they shall terminate automatically if assigned. The Investment Advisory Agreements may be terminated as to any Fund at any time by the Company's Board of Directors, by vote of a majority of the Fund's outstanding voting securities, or by VALIC, on not more than 60 days' written notice, nor less than 30 days' written notice, or upon such shorter notice as may be mutually agreed upon, without the payment of any penalty. Additionally either Investment Advisory Agreement that VALIC shall not be liable to the Company, or any shareholder in the Company, for any act or omission in rendering services under the Agreement, or for any losses sustained in the purchase, holding, or sale of any portfolio security, so long as there has been no willful misfeasance, bad faith, negligence, or reckless disregard of obligations or duties on the part of VALIC.

                            INVESTMENT SUB-ADVISERS

    Pursuant to an Investment Sub-Advisory Agreement which was approved by shareholders of the Stock Index Fund and the MidCap Index Fund on April 28, 1992 and by shareholders of the Small Cap Index Fund on September 15, 1992, VALIC has engaged Bankers Trust Company ("Bankers Trust") to provide investment Sub-Advisory services for the Stock Index Fund, the MidCap Index Fund and the Small Cap Index Fund. T. Rowe Price Associates, Inc. ("T. Rowe Price") provides Sub-Advisory services for the Growth Fund and the Science & Technology Fund pursuant to a Sub-Advisory Agreement. Value Line, Inc. ("Value Line") provides Sub-Advisory services for the Growth & Income Fund pursuant to a Sub-Advisory Agreement. Bankers Trust, T. Rowe Price and Value Line (collectively the "Sub-Advisers") will be subject to the control, supervision and direction of VALIC, which will retain responsibility for the overall management of the Stock Index Fund, the MidCap Index Fund, the Small Cap Index Fund, the Growth Fund, the Growth & Income Fund and the Science & Technology Fund, respectively (collectively the "Sub-Advised Funds").

    In addition to acting as Sub-adviser to the MidCap Index Fund, the Stock Index Fund and Small Cap Index Fund as of September 30, 1995, Bankers Trust was an investment adviser to the following registered investment companies: Accessor Funds, Inc. Short Intermediate Fixed Income Portfolio; AHA Investment Funds, Inc. -- Full Maturity Fixed Income Portfolio; Asset Management Portfolio; Asset Management Portfolio II; Asset Management Portfolio III; The Bank Fiduciary Fund -- Equity Portfolio and Fixed Income Portfolio; Capital Appreciation Portfolio; Cash Management Portfolio; Equity 500 Index Portfolio; GCG Trust; Limited Maturity Bond Series; Liquid Asset Series and Emerging Market Series; Global High Yield Portfolio; Hercules Latin American Value Fund; International Equity Portfolio; Intermediate Tax Free Portfolio; Latin American Equity Portfolio; Liquid Assets Portfolio; NY Tax Free Money Portfolio; Pacific Basin Equity Portfolio; Pacific Select Fund -- Equity Index Series; Short Intermediate Government Securities Portfolio; Small Cap Portfolio; Tax Free Money Portfolio; Treasury Money Portfolio and Utility Portfolio, EAFE Equity Index Fund and Small Cap Index Fund.

    In addition to acting as Sub-adviser to the Growth Fund and the Science & Technology Fund, T. Rowe Price manages the following funds with which it is affiliated: T. Rowe Price Growth Stock Fund, Inc.; T. Rowe Price New Horizons Fund, Inc.; T. Rowe Price New Era Fund, Inc.; T. Rowe Price New Income Fund, Inc.; T. Rowe Price Growth & Income Fund, Inc.; T. Rowe Price Prime Reserve Fund, Inc.; T. Rowe Price Tax-Free Income Fund, Inc.; T. Rowe Price Tax-Exempt Money Fund, Inc.; T. Rowe Price Short-Term Bond Fund, Inc.; T. Rowe Price Tax-Free Insured Intermediate Bond Fund, Inc.; T. Rowe Price Tax-Free Short-Intermediate, Inc.; T. Rowe Price High Yield Fund, Inc.; T. Rowe Price Tax-Free High Yield Fund, Inc.; T. Rowe Price GNMA Fund; T. Rowe Price Equity Income Fund; T. Rowe Price New America Growth Fund; T. Rowe Price Capital Appreciation Fund; T. Rowe Price Science & Technology Fund, Inc.; T. Rowe Price Small-Cap Value Fund, Inc.; T. Rowe Price U.S. Treasury Funds, Inc. (which includes U.S. Treasury Money Fund, U.S. Treasury Intermediate Fund and U.S. Treasury Long-Term Fund); T. Rowe Price State Tax-Free Income Trust (which includes Maryland Tax-Free Bond Fund, New York Tax-Free Bond Fund, New York Tax-Free Money Fund, Virginia Tax-Free Bond Fund, New Jersey Tax-Free Bond Fund, Georgia Tax-Free Bond Fund, Florida Insured Intermediate Tax-Free Fund, and Maryland Short-Term Tax-Free Bond Fund); T. Rowe Price California Tax-Free Income Trust (which includes California Tax-Free Bond Fund and California Tax-Free Money Fund); T. Rowe Price Index Trust, Inc. (which includes the T. Rowe Price Equity Index Fund); T. Rowe Price Spectrum Fund, Inc. (which includes the Spectrum Growth Fund and Spectrum Income Fund); T. Rowe Price Short Term U.S. Government Fund Inc. (formerly T. Rowe Price Adjustable Rate U.S. Government Fund, Inc.); T. Rowe Price Balanced Fund, Inc.; T. Rowe Price Mid-Cap Value Fund, Inc.; T. Rowe Price OTC Fund, Inc., T. Rowe Price Blue Chip Growth Fund, Inc., T. Rowe Price Dividend Growth Fund, Inc., T. Rowe Price Summit Funds, Inc. (which includes Summit Cash Reserves Fund, Summit Limited-Term Bond Fund and Summit GNMA Fund), T. Rowe Price Summit

Municipal Funds, Inc. (which includes Summit Municipal Money Market Fund, Summit Municipal Intermediate Fund, Summit Municipal Income Fund. T. Rowe Price also serves as investment adviser to the following unaffiliated funds: the Security First Trust (which includes the Growth and Income Series, Bond Series and the Money Market Series) and the Penn Series Funds, Inc. (which includes the Aggressive Equity Fund and High Yield Fund), T. Rowe Price Equity Series, Inc. (which includes T. Rowe Price Equity Income Portfolio and T. Rowe Price New America Growth Portfolio), T. Rowe Price Fixed Income Series, Inc. (which includes T. Rowe Price Limited-Term Bond Portfolio), T. Rowe Price International Series, Inc. (which includes T. Rowe Price International Stock Portfolio); T. Rowe Price Personal Strategy Funds, Inc. (which includes T. Rowe Price Personal Strategy Income Fund, T. Rowe Price Strategy Balanced Fund and Personal Strategy Growth Fund). In addition, an affiliate of T. Rowe Price, Rowe Price-Fleming International, Inc., acts as investment adviser to the T. Rowe Price International Funds, Inc. (which includes the T. Rowe Price International Stock Fund, T. Rowe Price International Bond Fund, T. Rowe Price International Discovery Fund, T. Rowe Price Emerging Stock Fund, T. Rowe Price Emerging Bond Fund, T. Rowe Price European Stock Fund, T. Rowe Price New Asia Fund, T. Rowe Price Global Government Bond Fund, T. Rowe Price Japan Fund; T. Rowe Price Short-Term Global Fund, and T. Rowe Price Latin America Fund; the RPF International Bond Fund; the Institutional International Funds, Inc. (which includes the Foreign Equity Fund) and Institutional Equity Fund, Inc. (which includes Mid-Cap Equity Growth Fund).

    In addition to acting as Sub-adviser to the Growth & Income Fund, Value Line manages the following funds with which it is affiliated: The Value Line Fund, Inc.; The Value Line Income Fund, Inc.; The Value Line Special Situations Fund, Inc.; Value Line Leveraged Growth Investors, Inc.; The Value Line Cash Fund, Inc.; Value Line Government Securities Fund, Inc.; Value Line Centurion Fund, Inc.; The Value Line Tax Exempt Fund, Inc.; Value Line Convertible Fund, Inc.; Value Line Aggressive Income Trust; Value Line New York Tax Exempt Trust; Value Line Strategic Asset Management Trust; The Value Line Intermediate Bond Fund, Inc.; Value Line Small-Cap Growth Fund, Inc.; Value Line Asset Allocation Fund, Inc.; and Value Line U.S. Multi-National Fund, Inc.

    Pursuant to the Investment Sub-Advisory Agreements and subject to VALIC's control, supervision and direction, the Sub-Advisers will manage the investment and reinvestment of the assets of the Sub-Advised Funds, including the evaluation of pertinent economic, statistical, financial and other data, and the determination of industries and companies to be represented in the Sub-Advised Funds. Further, the Sub-Advisers will maintain a trading desk and place orders for the purchase and sale of portfolio investments for the Sub-Advised Funds, accounts with brokers and dealers selected by the Sub-Advisers, or arrange for any other entity to provide a trading desk and to place orders with brokers and dealers selected by the Sub-Advisers and VALIC.

    The Investment Sub-Advisory Agreements provide that the Sub-Advisers will bear the expense of discharging their responsibilities.

    VALIC shall, from the compensation VALIC receives from the Company for acting as investment adviser, pay to BTC, for the services rendered and expenses paid by BTC, a monthly fee computed at the annual rate of .05% of the first $500 million and .03% of average daily net asset values on the excess over $500 million based on the Stock Index Fund, the MidCap Index Fund and Small Cap Index Fund respectively. VALIC shall, from the compensation VALIC receives from the Company for acting as investment adviser, pay to T. Rowe Price, for the services rendered and expenses paid by T. Rowe Price, a monthly fee based on average daily net asset values of the Growth Fund at an annual rate of .50% and the Science & Technology Fund at the annual rate of .60%. VALIC shall, from the compensation VALIC receives from the Company for acting as investment adviser, pay to Value Line, for services rendered and expenses paid by Value Line, a monthly fee based on average daily net asset values of the Growth & Income Fund at an annual rate of .45%. Notwithstanding the above provision, VALIC is required to pay a minimum annual sub-advisory fee of $50,000 to BTC for the Small Cap Index Fund. There are no minimum sub-advisory fees for the Stock Index Fund, MidCap Index Fund, the Growth Fund, the Growth & Income Fund or the Science & Technology Fund.

    The Investment Sub-Advisory Agreements require that each Sub-Adviser promptly reduce its monthly fee by the amount of any commission, tender and exchange offer solicitation fees, other fees or similar payments received by the Sub-Adviser, or any affiliated person of the Sub-Adviser, in connection with Sub-Advised Fund portfolio transactions. Such "commissions" or "other fees" exclude those charged by brokers or dealers affiliated with a Sub-Adviser, as referred to below. Such "tender and exchange offer solicitation fees" exclude those received by a Sub-Adviser acting in the capacity of manager for any such offer. In this regard, the Sub-Advisory Agreements require the Sub-Advisers to use their best efforts to obtain tender and exchange solicitation offer fees for each Fund's benefit, and to advise VALIC of any other fees or similar payments that they (or any of their affiliates) may receive in connection with any Fund's portfolio transactions or of other arrangements that may benefit any of the Funds.

    The Investment Sub-Advisory Agreements may be continued with respect to any of the Funds if approved at least annually by the vote of the Company's Board of Directors who are not parties to the Investment Sub-Advisory Agreements or interested persons of any such parties, cast in person at a meeting called for the purpose of voting on such approval and by a vote of a majority of the Company's Board of Directors or a majority of the relevant Fund's outstanding voting securities.

    The Investment Sub-Advisory Agreements will automatically terminate in the event of assignment or in the event of termination of the Investment Advisory Agreement between VALIC and the Company as it relates to the relevant Sub-Advised Fund. The Investment Sub-Advisory Agreements may be terminated at any time by VALIC, the relevant Sub-Adviser, the Company's Board of Directors, or by vote of a majority of the outstanding voting securities of the relevant Sub-Advised Fund, on not more than 60 days' nor less than 30 days' written notice to the other entities, or upon such shorter notice as may be mutually agreed upon. Such termination shall be without the payment of any penalty.

    The Investment Sub-Advisory Agreements provide that the Sub-Advisers shall not be liable to VALIC, the Company or to any shareholder of the Company for any act or omission in rendering services under the Investment Sub-Advisory Agreements or for any losses sustained in the purchase, holding or sale of any portfolio security, so long as there has been no willful misfeasance, bad faith, negligence or reckless disregard of obligations or duties on the part of the Sub-Advisers.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     As investment adviser to the Company, VALIC has responsibility for placing (and deciding when to place) orders for the purchase and sale of investments for the portfolio of each Fund, selecting brokers or dealers to handle these transactions, and negotiating commissions on these transactions. VALIC utilizes the assistance of Sub-Advisers in selecting brokers or dealers to handle transactions for the Stock Index Fund, the MidCap Index Fund, the Small Cap Index Fund, the Growth Fund, the Growth & Income Fund and the Science & Technology Fund. The Sub-Advisers may employ affiliated brokers or, in the case of T. Rowe Price, indirectly related brokers for portfolio transactions under circumstances described in the Prospectus under the heading "Investment Management."

    Virtually all of the over-the-counter transactions by the Timed Opportunity Fund, the Money Market Fund, the Capital Conservation Fund, the Government Securities Fund, the International Government Bond Fund and the Growth & Income Fund are principal transactions with issuers and dealers at net prices which entail no brokerage commissions. The MidCap Index Fund, the Stock Index Fund, the International Equities Fund, the Small Cap Index Fund, and the Social Awareness Fund, each purchase and sell most of their portfolio securities on a national securities exchange on an agency basis. The Growth Fund and the Science & Technology Fund engage in over-the-counter transactions with principals and transactions with national securities exchanges on an agency basis. The Company normally enters into principal transactions directly with the issuer or the market-maker.

    When the Company purchases or sells securities or financial futures contracts on an exchange, it pays a commission to any FCM or broker executing the transaction. When the Company purchases securities from the issuer, an underwriter usually receives a commission or "concession" paid by the issuer. When the Company purchases securities from a market-maker, it pays no commission, but the price includes a "spread" or "mark-up" (between the bid and asked price) earned by the market-making dealer on the transaction.

    In purchasing and selling each Fund's portfolio securities, it is the policy of VALIC and the Sub-Advisers (collectively, the "Advisers") to seek the best execution at the most favorable price through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. When selecting brokers or dealers, and in negotiating prices and commissions, the Advisers consider such factors as: the broker or dealer's reliability; the quality of the broker or dealer's execution services on a continuing basis; the rate of the commission; the size and difficulty of the order and the timeliness of execution; the reliability, integrity, financial condition, general execution, and operational capabilities of that firm and competing broker-dealers. In over-the-counter transactions, the Advisers place orders directly with the principal market-maker unless they believe the Company can obtain a better price (or receive better execution of orders) from a broker on an agency basis. In transactions executed on securities or commodities exchanges, the Advisers seek the best overall price and execution at the most favorable commission rate (except when higher brokerage commissions are paid to obtain brokerage and research services, as explained below). When the Advisers believe that more than one firm meets these criteria the Advisers may prefer brokers who provide the Advisers or the Company with brokerage and research services, described below.

    The Advisers may cause a Fund to pay a broker-dealer a commission (for executing a securities transaction) that is greater than the commission another broker-dealer would have received for executing the same transaction, if the Advisers determine in good faith that the greater commission paid to the first broker-dealer is reasonable in relation to the value of brokerage and research services provided to the Advisers viewed in terms of either that particular transaction or the overall responsibilities of the Advisers.

    The Advisers receive a wide range of research services from broker-dealers, including: information on securities markets, the economy and individual companies; statistical information; accounting and tax law interpretations; technical market action; pricing and appraisal services; and credit analyses. Research services are received by the Advisers primarily in the form of written reports, telephone contacts, personal meetings with securities analysts, corporate and industry spokespersons, and access to various computer-generated data.

    The Advisers have no agreements or understandings with broker-dealers by which specific amounts of transactions or commissions are directed to specific broker-dealers.

    The Advisers evaluate whether such research services provide lawful and appropriate assistance to them in the performance of their investment decision-making responsibilities, for the Company. The Advisers will not cause the Company to pay higher commissions without first determining, in good faith, that the cost is reasonable considering the brokerage and research services provided, with respect to either the particular transaction or the Advisers' overall responsibilities with respect to accounts for which they exercise investment discretion. The Advisers receive research services at no cost and cannot assign any specific monetary value to them; nevertheless, the Advisers believe these supplemental investment research services are essential to the Advisers' ability to provide high quality portfolio management to the Funds. Research services furnished by broker-dealers through whom a Fund effects securities transactions may be used by the Advisers in servicing all of the Funds, and the Advisers may not use all such services in managing the Funds.

    The amount of brokerage commissions paid, the quality of execution, the nature and quality of research services provided, and the amount of commissions paid to firms providing research services are reviewed quarterly by the Company's Board of Directors.

    Brokerage commissions paid by the Stock Index Fund on portfolio transactions for the fiscal years ended May 31, 1996, 1995, and 1994, totalled $84,226, $95,461, and $92,443, respectively. For the fiscal year ended May 31, 1996 the Stock Index Fund paid no brokerage commissions to brokers for research services provided to the Advisers.

    Brokerage commissions paid by the MidCap Index Fund on portfolio transactions for the fiscal years ended May 31, 1996, 1995, and 1994, totalled $93,068, $118,210, and $138,626, respectively. For the fiscal year ended May 31, 1996, the MidCap Index Fund paid $522 in brokerage commissions, on transactions totalling $798,747, to brokers selected on the basis of the quality of the execution together with research services provided to the Advisers.

    Brokerage commissions paid by the Small Cap Index Fund on portfolio transactions for the fiscal year ended May 31, 1996, 1995 and 1994, totalled $37,454, $36,808 and $64,996, respectively. For the fiscal year ended May 31, 1996, the Small Cap Index Fund paid no brokerage commissions to brokers for research services provided to the Advisors.

    Brokerage commissions paid by the International Equities Fund on portfolio transactions for the fiscal years ended May 31, 1996, 1995, and 1994 totalled $250,882, $187,369, and $28,981, respectively. For the fiscal year ended May 31, 1996, the International Equities Fund paid $203 in brokerage commissions, on transactions totalling $55,108, to brokers selected on the basis of the quality of the execution together with research services provided to VALIC.

    Brokerage commissions paid by the Growth Fund on portfolio transactions for the fiscal years ended May 31, 1996 and 1995, totalled $486,285 and $204,382, respectively. Brokerage commissions paid by the Growth Fund on portfolio transactions for the period beginning April 29, 1994 and ended May 31, 1994 totalled $16,320. For the fiscal year ended May 31, 1996, the Growth Fund paid $85,153 in brokerage commissions, on transactions totalling $47,699,858, to brokers selected on the basis of the quality of the execution together with research services provided by VALIC.

    Brokerage commissions paid by the Growth & Income Fund on portfolio transactions for the fiscal year ended May 31, 1996 and 1995, totalled $112,767 and $81,155, respectively. Brokerage commissions paid by the Growth & Income Fund on portfolio transactions for the period beginning April 29, 1994 and ended May 31, 1994 totalled $8,400. For the fiscal year ended May 31, 1996, the Growth & Income Fund paid $29,806 in brokerage commissions, on transactions totalling $23,189,974, to brokers selected on the basis of the quality of the execution together with research services provided to VALIC.

    Brokerage commissions paid by the Social Awareness Fund on portfolio transactions for the fiscal years ended May 31, 1996, 1995, and 1994, totalled $99,297, $134,591, and $78,908, respectively. For the fiscal year ended May 31, 1996 the Social Awareness Fund paid $325 in brokerage commissions on transactions totalling $149,798, to brokers selected on the basis of the quality of the execution together with research services provided by VALIC.

    Brokerage commissions paid by the Science & Technology Fund on portfolio transactions for the fiscal year ended May 31, 1996 and 1995, totalled $664,932 and $182,202, respectively. Brokerage commissions paid by the Science & Technology Fund on portfolio transactions for the period beginning April 29, 1994 and ended May 31, 1994 totalled $5,735. For the fiscal year ended May 31, 1996, the Science & Technology Fund paid $58,379 in brokerage commissions, on transactions totalling $43,383,036, to brokers selected on the basis of the quality of the execution together with research services provided to VALIC.

    Brokerage commissions paid by the Timed Opportunity Fund on portfolio transactions for the fiscal years ended May 31, 1996, 1995, and 1994, totalled $235,223, $155,506, and $75,690, respectively. For the fiscal year ended May 31, 1996, the Timed Opportunity Fund paid $382 in brokerage commissions, on transactions totalling $480,292 to brokers selected on the basis of the quality of the execution together with research services provided to VALIC.

    No brokerage commissions were paid by the Capital Conservation Fund, Government Securities Fund, International Government Bond Fund and Money Market Fund for fiscal years ended May 31, 1996, 1995 and 1994.

    Occasions may arise when one or more of the Funds or other accounts that may be considered affiliated persons of the Funds under the 1940 Act desire to purchase or sell the same portfolio security at approximately the same time. On those occasions when such simultaneous purchase and sale transactions are made such transaction will be allocated in an equitable manner according to written procedures approved by the Company's Board of Directors. Specifically, such written procedures provide that in allocating purchase and sale transactions made on a combined basis the parties will seek to achieve the same net unit price of securities for each Fund or other account and to allocate as nearly as practicable, such transactions on a pro-rata basis substantially in proportion to the amounts ordered to be purchased and sold by each Fund or other account. In some cases, this procedure could have an adverse effect on the price or quantity of securities available to the Funds. However, the Funds may, alternatively, benefit from lower broker's commissions and/or correspondingly lower costs for brokerage and research services by engaging in such combined transactions. In the Advisers' opinion, the results of this procedure will, on the whole, be in the best interest of each Fund.

               OFFERING, PURCHASE, AND REDEMPTION OF FUND SHARES

    Pursuant to a distribution agreement, the Variable Annuity Marketing Company ("VAMCO") acts without remuneration as the Company's agent in the distribution of Fund shares to the VALIC, AG Life and AGNY separate accounts. VAMCO's address is the same as that of VALIC.

    The distribution agreement between VAMCO and the Company provides that it shall continue in force from year to year, provided that such continuance is approved at least annually (a)(i) by the Board of Directors of the Company, or
(ii) by vote of a majority of the Company's outstanding voting securities (as defined in the 1940 Act) and (b) by the affirmative vote of a majority of the Company's Directors who are not 'interested persons' (as defined in the 1940
Act) of the Company by votes cast in person at a meeting called for such purpose. The distribution agreement may be terminated at any time, without penalty, by a vote of the Board of Directors of the Company or by a vote of a majority of the outstanding voting securities of the Company, or by VAMCO, on sixty days' written notice to the other party. The distribution agreement also provides that it shall automatically terminate in the event of its assignment.

    Pursuant to the distribution agreement, VAMCO pays promotional and advertising expenses and the cost of printing prospectuses used to offer and sell shares of the Company (after typesetting and printing the copies required for regulatory filings by the Company). Promotional and advertising expenses include any expense related to distribution of shares of the Funds or attributable to any activity primarily intended to result in the sale of shares, including, for example, the preparation, printing, and distribution of advertising and sales literature (including reports to shareholders used as sales literature). VALIC reimburses VAMCO for these expenses. Thus all such expenses incurred by VAMCO are passed directly on to VALIC, its parent. The Company pays all expenses related to the registration of Fund shares under federal and state laws, including registration and filing fees, the cost of preparing the prospectus for such purpose, and related expenses of outside legal and auditing firms.

    As explained in the prospectus for the Contracts, payments of surrender values, as well as lump sum payments available under the annuity options of the Contracts, may be suspended or postponed at any time when redemption of shares is suspended. Normally, the Company redeems Fund shares within seven days of receipt of request therefor, but may postpone redemptions beyond seven days when: (1) the New York Stock Exchange is closed for other than weekends and customary holidays, or trading on the New York Stock Exchange becomes restricted; (2) an emergency exists making disposal or valuation of a Fund's assets not reasonably practicable; or (3) the Securities and Exchange Commission has so permitted by order for the protection of the Company's shareholders.

    The Company normally redeems Fund shares for cash. Although the Company, with respect to each Fund, may make full or partial payment by assigning to the separate accounts investing in the Company portfolio securities at their value used in determining the redemption price (i.e. by redemption-in-kind), the Company, pursuant to Rule 18f-1 under the 1940 Act, has filed a notification of election on Form 18f-1. Pursuant to this election, the Company has committed itself to pay the separate accounts, in cash, all redemptions made during any 90 day period, up to the lesser of $250,000 or 1% of the Company's net asset value. The securities to be paid in-kind to the separate accounts will be selected in such manner as the Board of Directors deems fair and equitable. In such cases, the separate accounts would incur brokerage expenses should they wish to liquidate these portfolio securities.

    All shares are offered for sale and redeemed at net asset value. Net asset value per share is determined by dividing the net assets of a Fund by the number of that Fund's outstanding shares at such time.

                        DETERMINATION OF NET ASSET VALUE

    Equity investments (including common stocks, preferred stocks, convertible securities, and warrants) and call options written on all portfolio investments listed or traded on a national exchange are valued at their last sale price on that exchange prior to the time when assets are valued. In the absence of any exchange sales on that day and for unlisted equity securities, such securities and call options written on portfolio securities are valued at the last sale price on the NASDAQ (National Association of Securities Dealers Automated Quotations) National Market System. In the absence of any National Market System sales on that day, equity securities are valued at the last reported bid price and call options written on all portfolio securities for which other over-the-counter market quotations are readily available are valued at the last reported asked price.

    U.S. Treasury securities and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, are valued at representative quoted prices. Such quotations generally are obtained from government securities pricing services; however, in circumstances where it is deemed appropriate to do so, quotations may be obtained from dealers in government securities.

    Publicly-traded corporate bonds are valued at prices obtained from State Street Bank and Trust Company.

    Short-term debt securities for which market quotations are readily available are valued at the last reported bid price, except for those with a remaining maturity of 60 days or less which are valued by the amortized cost method (unless, due to special circumstances, the use of such a method with respect to any security would result in a valuation which does not approximate fair market value).

    Convertible bonds are valued at prices obtained from one or more of the major dealers in such bonds. Where there is a discrepancy between dealers or when no quotes are readily available, values may be adjusted based on a combination of yields and premium spreads to the underlying common stock.

    Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last sale price on the exchange where such security is primarily traded. All foreign securities traded on the over-the-counter market are valued at the last sale quote, if market quotations are available, or the last closing bid price, if there is no active trading in a particular security for a given day. Where market quotations are not readily available for such foreign over-the-counter securities, then such securities will be valued in good faith by a method that the Company's Board of Directors, or its delegates, believes accurately reflects fair value. Quotations of foreign securities in foreign currencies are converted, at current exchange rates, to their U.S. dollar equivalents in order to determine their current value. In addition, because of the need to value foreign securities (other than ADRs) as of the close of trading on various exchanges and over-the-counter markets throughout the world, the calculation of the net asset value of Funds investing in such foreign securities may not take place contemporaneously with the valuation of such foreign securities in those Funds' portfolios.

    Options purchased by the Funds (including options on financial futures contracts, stock indices, foreign currencies, and securities) listed on national securities exchanges are valued on the exchange where such security is primarily traded.

    Over-the-counter options purchased or sold by the Funds are valued based upon prices provided by market-makers in such securities or dealers in such currencies.

    Exchange-traded financial futures contracts (including interest rate futures contracts, stock index futures contracts, and currency futures contracts) are valued at the settlement price for such contracts established each day by the board of trade or exchange on which such contracts are traded. Unlisted financial futures contracts are valued based upon prices provided by market-makers in such financial futures contracts.

    All of the assets of the Money Market Fund are valued on the basis of amortized cost. Under the amortized cost method of valuation, securities are valued at a price on a given date, and thereafter a constant accretion of any discount or amortization of any premium to maturity is assumed, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation it may result in periods in which value as determined by amortized cost is higher or lower than the price a Fund would receive if it sold the security. During such periods, the yield to investors may differ somewhat from that obtained by a similar fund or portfolio which uses available market quotations to value all of its portfolio securities. The Company's Board of Directors has established procedures reasonably designed, taking into account current market conditions and Money Market Fund's investment objective, to stabilize the net asset value per share for purposes of sales and redemptions at $1.00. These procedures include review by the Board, at such intervals as it deems appropriate, to determine the extent, if any, to which the net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation should exceed one half of one percent, the Board will promptly consider initiating corrective action. If the Board believes that the extent of any deviation from a $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce these consequences to the extent reasonably practicable. Such steps may include: selling portfolio securities prior to maturity; shortening the average maturity of the portfolio; withholding or reducing dividends; or utilizing a net asset value per share determined from available market quotations. Even if these steps were taken, the Money Market Fund's net asset value might still decline.

                 CALCULATION OF YIELD FOR THE MONEY MARKET FUND

    The yield of the Money Market Fund is its net income expressed as a percentage of assets on an annualized basis for a seven day period. Rule 482 under the Securities Act of 1933 requires that a yield quotation set forth in an advertisement for a money market fund be computed by a standardized method based on an historical seven calendar day period. The current yield is computed by determining the net change (exclusive of realized gains and losses from the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and then dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return. The base period return is then multiplied by (365/7) to annualize the yield figure. The determination of net change in account value reflects the value of additional shares purchased with dividends from the original share, dividends declared on both the original share and such additional shares, and any fees that are charged to all shareholder accounts, in proportion to the length of the base period and the Money Market Fund's average account size. The Money Market Fund may also calculate its compound effective yield by compounding the unannualized base period return (calculated as described above) by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one.

    The yield quoted by the Money Market Fund at any time represents the amount being earned on a current basis for the indicated period and is a function of the types of instruments in the Money Market Fund's portfolio, their quality and length of maturity, and the Money Market Fund's operating expenses. The length of maturity for the portfolio is the average dollar weighted maturity of the portfolio. In other words, the portfolio has an average maturity for all of its issues, stated in numbers of days and weighted according to the relative value of each investment.

    The yield fluctuates daily as the income earned on the investments of the Money Market Fund fluctuates. Accordingly, neither the Company nor VALIC can assure the yield quoted on any given occasion will remain constant for any period of time. For example, the Money Market Fund's yield will change if it experiences a net inflow of new assets which it then invests in securities whose yield is higher or lower than that being currently earned on investments. Investments in the Money Market Fund are not insured and investors comparing results of the Money Market Fund with investment results and yields from other sources such as banks or savings and loan associations should understand this distinction. In addition, other money market funds as well as banks and savings and loan associations may calculate their yields on a different basis and the yield quoted by the Money Market Fund from time-to-time could vary upwards or downwards if another method of calculation or base period were used.

                          ACCOUNTING AND TAX TREATMENT

CALL AND PUTS

    When a Fund writes a call or put option, an amount equal to the premium received by it is included in that Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently "marked to market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal Exchange on which such option is traded. If a call option which a Fund has written either expires on its stipulated expiration date, or if a Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and proceeds from such sale are increased by the premium originally received.

    The premium paid by a Fund for the purchase of a put option is included in the asset section of its Statement of Assets and Liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option is the last sale price on the principal Exchange on which such option is traded. If a put option which a Fund has purchased expires unexercised it realizes a capital loss equal to the cost of the option. If a Fund exercises a put option, it realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid.

FINANCIAL FUTURES CONTRACTS

    Accounting for financial futures contracts will be in accordance with generally accepted accounting principles. Initial margin deposits made upon entering into financial futures contracts will be recognized as assets due from the FCM (the Fund's agent in acquiring the futures position). During the period the financial futures contract is open, changes in the value of the contract will be recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation (or maintenance) margin payments will be made or received, depending upon whether gains or losses are incurred. Financial futures contracts held by a Fund at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes (that is, treated as having been sold at market value).

SUBCHAPTER M OF THE INTERNAL REVENUE CODE OF 1986

    Each Fund of the Company intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). A

Fund must meet several requirements to obtain and maintain its status as a regulated investment company. Among these requirements are that: (i) at least 90% of a Fund's gross income be derived from dividends, interest, payments with respect to securities loans and gains from the sale or disposition of securities; (ii) less than 30% of a Fund's gross income be derived from gains (without deduction for losses) from sales of securities held for less than three months (legislation has been introduced in Congress, in each of the past several years, which, if adopted, would repeal the requirement that less than 30% of a Fund's gross income be derived from gains from the sale or other disposition of securities held for less than three months); (iii) at the close of each quarter of a Fund's taxable year (a) at least 50% of the value of the Fund's assets consist of cash, government securities, securities of other regulated investment companies and other securities (such other securities of any one issuer being not greater than 5% of the value of a Fund and the Fund holding not more than 10% of the outstanding voting securities of any such issuer) and (b) not more than 25% of the value of a Fund's assets be invested in the securities of any one issuer (other than United States government securities or securities of other regulated investment companies). Each Fund of the Company is treated as a separate entity for federal income tax purposes.

    The Internal Revenue Service ("Service") has ruled publicly that an exchange-traded call option is a security for purposes of the 50% of assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements. It has ruled privately (at the request of a taxpayer other than the Company) that income from closing financial futures contracts is considered gain from a disposition of securities for purposes of the 90% of gross income test, and that all of the gain taken into income as a result of the mark-to-market rule will be treated as gain from a sale of a security held for at least three months, regardless of when the contract was acquired, for purposes of the 30% limitation on less-than-three-month gains. However, since taxpayers other than the taxpayer requesting a particular private ruling are not entitled to rely on such ruling, the Company intends to keep its Funds' activity in futures contracts and options at a low enough volume such that gains from closing futures contracts will not exceed 10% of a Fund's gross income until the Service rules publicly on the issues or the Company is otherwise satisfied that those gains are qualifying income.

    The requirement that less than 30% of a Fund's gross income be derived from gains from the sale or other disposition of securities held for less than three months may restrict a Fund's ability to write covered call options on securities which it has held less than three months and on stock indices based on such securities, to write options which expire in less than three months, and to effect closing purchase transactions with respect to options which have been written less than three months prior to such transactions. Consequently, in order to avoid realizing a gain within the three month period, a Fund may be required to defer the closing out of a contract beyond the time when it might otherwise be advantageous to do so. A Fund may also be restricted in the purchasing of put options for the purpose of hedging underlying securities because of the application of short sale holding period rules with respect to such underlying securities.

SECTION 817(H) OF THE CODE

    Each of the Funds intends to comply with Section 817(h) of the Code and the regulations issued thereunder. Section 817(h) of the Code and Treasury Department regulations thereunder impose certain diversification requirements on variable annuity contracts based upon segregated asset accounts. These requirements are in addition to the diversification requirements of Subchapter M and the 1940 Act and may affect the securities in which a Fund may invest. Failure to meet the requirements of Section 817(h) could result in immediate taxation of the Contract Owner to the extent of appreciation on investment under the Contract.

    The Section 817(h) diversification requirements do not apply to pension plan contracts. "Pension plan contracts" for these purposes generally means annuity contracts issued with respect to plans qualified under Section 401(a) or 403(a) of the Code, Section 403(b) annuities, Individual Retirement Accounts, Individual Retirement Annuities and annuities issued with respect to Section 457 plans.

    The Secretary of the Treasury may, in the future, issue additional regulations that will prescribe the circumstances in which a Contract Owner's control of the investments of the separate accounts investing in the Company may cause the Contract Owner, rather than VALIC, to be treated as the owner of the assets of that separate account.

    In order to comply with the requirements of Section 817(h) and the regulations thereunder, the Company may find it necessary to take action to ensure that a Contract funded by the Company continues to qualify as such under federal tax laws. The Company, for example, may be required to alter the investment objectives of a Fund or Funds, or substitute the shares of one Fund for those of another. No such change of investment objectives or substitution of securities will take place without notice to the shareholders of the affected Fund, and the approval of a majority of such shareholders (as defined in the 1940 Act) and without prior approval of the Securities and Exchange Commission, to the extent legally required.

    It is not feasible to comment on all of the federal income tax consequences concerning the Funds. Each owner of a Contract funded by the Company should consult a qualified tax adviser for more complete information. The reader should refer to the appropriate prospectus related to his or her Contracts for a more complete description of the taxation of the separate account and of the owner of the particular Contract.

                               OTHER INFORMATION

SHAREHOLDER REPORTS

    Annual Reports containing audited financial statements of the Company and Semiannual Reports containing unaudited financial statements, as well as proxy materials, are sent to Contract Owners, annuitants, or beneficiaries as appropriate.

VOTING AND OTHER RIGHTS

    The Company has an authorized capitalization of 13,000,000,000 shares of common stock, $0.01 par value per share, 13,000,000,000 of which are authorized to be issued in fourteen classes comprising 1,000,000,000 shares each. Each of the thirteen classes of stock corresponds to one of the Funds and represents an ownership interest in that Fund. See "Voting and Other Rights" in the Prospectus for a full discussion of the manner in which shares of the Fund are voted.

    VALIC has made initial organization investments in each of the following Funds, and, as of May 31, 1996, owned of record the following percentage of the outstanding shares of these Funds: 0% of the Stock Index Fund, 0% of the MidCap Index Fund, 0% of the Small Cap Index Fund, 0% of the International Equities Fund, 0% of the Growth Fund, 0% of the Growth & Income Fund, 13.53% of the Capital Conservation Fund, 0% of the Government Securities Fund, 0% of the International Government Bond Fund, 6.15% of the Social Awareness Fund, 0% of the Science & Technology Fund, 0% of the Money Market Fund, and 0% of the Timed Opportunity Fund.

    VALIC's ownership of more than 25% of the outstanding shares may result in VALIC's being deemed a controlling entity of each of those Funds as that term is defined in the 1940 Act. Such control will dilute the effect of the votes of other shareholders and contract owners.

    As of May 31, 1996, VALIC Separate Account A owned of record the following percentage of the outstanding shares of each Fund: 96.71% of the Stock Index Fund, 99.99% of the MidCap Index Fund, 100% of the Small Cap Index Fund, 99.79% of the International Equities Fund, 100% of the Growth Fund, 100% of the Growth & Income Fund, 86.46% of the Capital Conservation Fund, 99.99% of the Government Securities Fund, 100% of the International Government Bond Fund, 93.75% of the Social Awareness Fund, 100% of the Science & Technology Fund, 99.99% of the Money Market Fund, and 95.80% of the Timed Opportunity Fund.

    As of May 31, 1996, the other shareholders of the Funds included AGL Separate Account A, AGL Separate Account B, AGL Separate Account D, American General Corporation Thrift Plan and VALIC Agents' and Managers' Thrift Plan. None of these other shareholders owned of record more than 5% of any Fund's outstanding shares.

CUSTODY OF ASSETS

    Pursuant to a Custodian Contract with the Company, State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, holds the cash and portfolio securities of the Company as custodian.

    State Street is responsible for holding all securities and cash of each Fund, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses of the Company, and performing other administrative duties, all as directed by persons authorized by the Company. State Street does not exercise any supervisory function in such matters as the purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Funds or the Company. Portfolio securities of the Funds purchased domestically are maintained in the custody of State Street and may be entered into the book entry systems of securities depositories approved by the Board of Directors. Pursuant to the Custodian Contract, portfolio securities purchased outside the United States will be maintained in the custody of various foreign branches of State Street and such other custodians, including foreign banks and foreign securities depositories, as are approved by the Board of Directors, in accordance with regulations under the 1940 Act.

    State Street holds securities of the Funds on which call options have been written and certain assets of the Funds constituting margin deposits with respect to financial futures contracts at the disposal of the FCMs through which such transactions are effected. The Funds may also be required to post margin deposits with respect to covered call and put options written on stock indices and for this purpose certain assets of those Funds may be held by the custodian pursuant to similar arrangements with the brokers involved.

    This arrangement regarding margin deposits essentially consists of State Street creating a separate segregated account into which it transfers (upon the Company's instructions) assets from a Fund's general (regular) custodial account. The custody agreement for such arrangement provides that FCMs or brokers will have access to the funds in the segregated accounts when and if the FCMs or brokers represent that the Company has defaulted on its obligation to the FCMs or brokers and that the FCMs or brokers have met all the conditions precedent to their right to receive such funds under the agreement between the Company and the FCMs or brokers. The Company has an agreement with each FCM or broker which provides (1) that the assets of any Fund held by the FCM or broker will be in the possession of State Street until released or sold or otherwise disposed of in accordance with or under the terms of such agreement, (2) that such assets would not otherwise be pledged or encumbered by the FCM or broker,
(3) that when requested by the Company the FCM or broker will cause State Street to release to its general custodial account any assets to which a Fund is entitled under the terms of such agreement, and (4) that the assets in the segregated account shall otherwise be used only to satisfy the Company's obligations to the FCM or broker under the terms of such agreement.

    If on any day a Fund experiences net realized or unrealized gains with respect to financial futures contracts or covered options on stock indices held through a given FCM or broker, it is entitled immediately to receive from the FCM or broker, and usually will receive by the next business day, the net amount of such gains. Thereupon, such assets will be deposited in its general or segregated account with State Street, as appropriate.

INDEX FUNDS

    The Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Fund nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

    Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change its Index(es). Frank Russell Company has no obligation to take the needs of any particular fund or its participants or any product or person into consideration in determining, comprising or calculating the Index(es).

    Frank Russell Company's publication of the Index(es) in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all securities upon which the Index(es) is (are) based. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE INDEX(ES) OR ANY DATA INCLUDED IN THE INDEX(ES). FRANK RUSSELL COMPANY MAKES NO REPRESENTATION OR WARRANTY REGARDING THE USE, OR THE RESULTS OF USE, OF THE INDEX(ES) OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE INDEX(ES). FRANK RUSSELL COMPANY MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT MEANS OR LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

    The Stock Index Fund and the MidCap Index Fund are not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation ("S&P"). S&P makes no representation or warranty, express or implied, to the Company or its participants regarding the advisability of investing in securities generally or in the Stock Index Fund or MidCap Index Fund particularly or the ability of the S&P Index or the S&P MidCap 400 Index Fund to track general stock market performance. S&P has no obligation to take the need of the Company or the Company's participants into consideration in determining, composing or calculating the S&P 500 Index or S&P MidCap 400 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Stock Index Fund or MidCap Index Fund or the timing of the issuance or sale of such Funds or in the determination or calculation of the equation by which such Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds.

    S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR S&P MIDCAP 400 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE COMPANY FROM THE USE OF THE S&P 500 INDEX OR S&P MIDCAP 400 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR S&P MIDCAP 400 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

DESCRIPTION OF CORPORATE BOND RATINGS

    Moody's Investors Service, Inc.'s corporate bond ratings are as follows:

    Aaa -- Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

    A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

    Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Ba -- Bonds which are rated Ba are judged to have speculative elements and their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safe-guarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

    Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

    Standard & Poor's Corporation classifications are as follows:

    AAA -- This is the highest rating assigned by Standard & Poor's to a financial obligation and indicates an extremely strong capacity to meet its financial commitment.

    AA -- An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is strong.

    A -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

    BBB -- Obligations rated "BBB" exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

    BB-B-CCC-CC -- Obligations rated "BB", "B", "CCC" and "CC" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "CC" a higher degree of speculation. While such obligations will likely have some quality and protective characteristics, they may be outweighed by large uncertainties or major exposures to adverse conditions.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

    A and Prime Commercial Paper Ratings.

    Commercial paper rated A by S&P has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better, although, in some cases "BBB" credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. The rating is described by S&P as the investment grade category, the highest rating classification. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

    Among the factors considered by Moody's in assigning commercial paper ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative differ-ences in strengths and weaknesses in respect of these criteria establish a rating in one of three classifications. The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Its other two ratings, Prime-2 and Prime-3 are designated Higher Quality and High Quality, respectively.

INDEPENDENT AUDITORS

    Ernst & Young LLP, One Houston Center, 1221 McKinney, Suite 2400, Houston, Texas 77010, serve as independent accountants and auditors of the Company.

                             DIRECTORS AND OFFICERS

                                    POSITION(S) HELD               PRINCIPAL OCCUPATION(S)
      NAME AND ADDRESS              WITH REGISTRANT                  DURING PAST 5 YEARS
----------------------------   --------------------------   -------------------------------------
Stephen D. Bickel*..........   President and Chairman       Chairman, Chief Executive Officer and
2929 Allen Parkway               since 1988                 Director, VALIC; Chairman of the
Houston, Texas 77019                                        Board of Directors, VAMCO. Formerly,
                                                            President, Chief Executive Officer,
                                                            and Director, VALIC (1988-1994);
                                                            Executive Vice President -- Actuarial
                                                            & Tax, American General Corporation
                                                            (1987-1988); Senior Vice President &
                                                            Actuary, American General Corporation
                                                            (1983-1987).

Thomas L. West, Jr.*........   Director since 1994          President and Director, VALIC.
2929 Allen Parkway                                          Formerly Senior Vice President
Houston, Texas 77019                                        Annuity Business Unit -- Aetna Life
                                                            Insurance & Annuity Co. (1987-1994).

Joe C. Osborne*.............   Director since 1992          Senior Vice President -- Marketing
2929 Allen Parkway                                          and Director, VALIC; President and
Houston, Texas 77019                                        Director, VAMCO; Formerly, Executive
                                                            Vice President -- Marketing, VALIC
                                                            (1987-1989); Senior Vice
                                                            President -- Marketing, VALIC
                                                            (1983-1987).

Peter V. Tuters*............   Director since 1992          Vice President, Chief Investment
2929 Allen Parkway                                          Officer and Director, VALIC; Senior
Houston, Texas 77019                                        Vice President, Chief Investment
                                                            Officer, American General
                                                            Corporation; Vice President -- Bonds,
                                                            Crown Life Insurance Company
                                                            (1977-1992).

Dr. Norman Hackerman........   Director since 1984          Chairman -- Scientific Advisory Board
4605 Post Oak Place                                         The Robert A. Welch Foundation; (Di-
Suite 200                                                   rector, First Federal Savings and
Houston, TX 77027                                           Loan Association of Austin; Radian
                                                            Corporation (Research and
                                                            Development); Tracor, Inc. (Research
                                                            and Development, Electronic
                                                            Equipment); Sum X Corporation
                                                            (Research and Development); Vista
                                                            Chemical Corporation (Chemicals);
                                                            Consultant, FuelTech, (National
                                                            Science Board.) Formerly, President,
                                                            Rice University, Houston, Texas
                                                            (1970-1985).(1)(2)(4)

Dr. John W. Lancaster.......   Director since 1984          Retired. Formerly, Pastor, First
229 Texas Extension Rd.                                     Presbyterian Church, Houston,
Montreat, NC 28757                                          Texas.(4)

Dr. F. Robert Paulsen.......   Director since 1985          Dean Emeritus and Professor, College
2801 N. Indian Ruins                                        of Higher Education, The University
Tucson, AZ 85715                                            of Arizona, Tucson,
                                                            Arizona.(1)(2)(3)(4)

------------

 * Interested persons of the Company as defined in the 1940 Act specifically because of their capacity as officers, directors or consultants of the Company, VALIC or American General Corporation.

(1) A managing general partner of American Capital Exchange Fund.

(2) A director of American Capital Bond Fund, Inc., American Capital Income Fund Inc. and American Capital Convertible Securities Fund, Inc.

(3) A trustee of Common Sense Trust.

(4) Directors who are not interested persons of the Company receive an annual retainer of $16,000. In addition, such directors are paid a per meeting fee of $1,500 plus expenses incurred.

                                    POSITION(S) HELD               PRINCIPAL OCCUPATION(S)
      NAME AND ADDRESS              WITH REGISTRANT                  DURING PAST 5 YEARS
----------------------------   --------------------------   -------------------------------------
Dr. R. Miller Upton.........   Director since 1984          Economist; President, Elkhorn, Stud,
3201 South Short Dr.                                        Inc. Director, Household
Delavan, WI 43115                                           International, Inc. (1965-1989).
                                                            Formerly, Director, Home Life
                                                            Insurance Company of
                                                            New York (1965-1988) President, of
                                                            Beloit College, Wisconsin. (1954-
                                                            1975)(1)(2)(4)

Ben H. Love.................   Director since 1991          Chief Executive, Boy Scouts of
1325 West Walnut Hill Lane                                  America. (Retired)(4)
Irving, Texas 75015

    Listed below are the Company's officers and their principal occupations. All are affiliates of VALIC and are located at 2929 Allen Parkway, Houston, Texas 77019. Each officer serves until his or her successor is elected and shall qualify.

                                    POSITION(S) HELD               PRINCIPAL OCCUPATION(S)
            NAME                    WITH REGISTRANT                  DURING PAST 5 YEARS
----------------------------   --------------------------   -------------------------------------
Norman Jaskol...............   Vice President & Senior      Vice President and Managing
                                 Investment Officer since   Director -- Investments, VALIC.
                                 1988                       Formerly, Senior Vice
                                                            President -- Portfolio Manager, Lo-
                                                            mas Capital Management Company
                                                            (1987-1988); Deputy Executive Direc-
                                                            tor -- Investments, Colorado Public
                                                            Employees Retirement Association
                                                            (1978-1987).

Teresa Moro.................   Vice President & Invest-     Trader -- VALIC. Formerly, Money Mar-
                                 ment Officer since 1990    ket Trader, VALIC (1986-1990); AIM
                                                            Management Group Inc. (1983-1986).

John W. Mossbarger..........   Vice President and Invest-   Portfolio Manager, VALIC. Formerly
                                 ment Officer since 1992    Managing Director, Common Stocks
                                                            American General Corporation
                                                            (1989-1992) Senior Vice President
                                                            Equity Investments American General
                                                            Corporation (1988- 1989) Vice
                                                            President and Trust Officer Texas
                                                            Commerce Bank N.A. (1982- 1988).

Leon A. Olver...............   Vice President & Invest-     Portfolio Manager, VALIC. Formerly
                                 ment Officer since 1995    Vice President Treasurer, First
                                                            Heights Bank (1994-1995), Vice
                                                            President, Assistant Treasurer, First
                                                            Heights Bank (1991-1994); Assistant
                                                            Vice President Pulte Financial
                                                            Companies (1984-1991).

William Trimbur, Jr.........   Vice President & Invest-     Portfolio Manager, VALIC. Formerly,
                                 ment Officer since 1987    Second Vice President, VALIC (1985-
                                                            1990); Controller, VALIC (1985-1986);
                                                            Assistant Controller, VALIC
                                                            (1982-1985) and Assistant Treasurer,
                                                            VALIC (1982-1986)

                                    POSITION(S) HELD               PRINCIPAL OCCUPATION(S)
            NAME                    WITH REGISTRANT                  DURING PAST 5 YEARS
----------------------------   --------------------------   -------------------------------------
Brent C. Nelson.............   Vice President since 1987    Senior Vice President and Controller,
                                                            Director, VALIC. Formerly, Vice
                                                            President and Controller, VALIC
                                                            (1990-1994); Controller, VALIC
                                                            (1987-1990); Second Vice President
                                                            and Controller, VALIC (1986-1987);
                                                            Second Vice President -- Fund
                                                            Operations, VALIC (1985-1986);
                                                            Assistant Vice President --
                                                            Controller, Lomas Financial Security
                                                            Insurance Co. (1982-1985).

Cynthia A. Toles............   General Counsel and Sec-     Senior Associate General Counsel and
                                 retary since 1985          Secretary, VALIC. Secretary and
                                                            Assistant Treasurer, VAMCO. Formerly,
                                                            Vice President, Associate General
                                                            Counsel & Assistant Secretary (1988-
                                                            1989); Second Vice President,
                                                            Associate General Counsel and
                                                            Assistant Secretary, VALIC
                                                            (1986-1988); Assistant Vice
                                                            President, Assistant General Counsel
                                                            and Assistant Secretary, VALIC (1983-
                                                            1986).

Gregory R. Seward...........   Treasurer and Controller     Director of Fund Operations and
                                 since 1991                 Assistant Controller, VALIC.
                                                            Formerly, Controller, Avanti Health
                                                            Systems, Inc. (1988-1991); Reports
                                                            Manager, American Capital Asset
                                                            Management, Inc. (1986-1988); Senior
                                                            Auditor, Price Waterhouse
                                                            (1982-1986).

Betty J. North..............   Assistant Vice President     Senior Compliance Analyst, VALIC.
                                 since 1991                 Formerly, Vice President, American
                                                            Capital Advisors (1982-1987).

David H. den Boer...........   Assistant Secretary since    Associate General Counsel, VALIC.
                                 1991                       Formerly, Senior Counsel, VALIC
                                                            (1989-1990); Private Law Practice
                                                            (1981-1989).

Kay Kramer..................   Assistant Controller since   Manager, Variable Product Accounting.
                                 1996                       Formerly, Project Analyst, Securities
                                                            Accounting American General
                                                            Corporation (1992-1996), Accountant
                                                            II Common Trust Funds, Texas Commerce
                                                            Bank (1990-1992).

Debra A. Yeang..............   Assistant Treasurer since    Manager -- Fund Reporting, VALIC.
                                 1992                       Formerly, Staff Accountant -- Fund
                                                            Operations, VALIC (1991-1992); Senior
                                                            Auditor, Arthur Andersen (1987-1991).

    The officers conduct and supervise the daily business operations of the Company, while the directors, in addition to their functions set forth under "Investment Adviser," review such actions and decide on general policy.

    The Company has an Audit Committee. The Company's Audit Committee consists of Messrs. Lancaster, Hackerman, Paulsen, Upton, and Love. The Audit Committee recommends to the Board the selection of independent auditors for the Company and reviews with such independent auditors the scope and results of the annual audit, reviews the performance of the accounts, and considers any comments of the independent auditors regarding the Company's financial statements or books of account. The Company does not have a standing nominating or compensation committee.

    The five directors of the Company who are not affiliated with VALIC are each paid annual directors' fees and are reimbursed for certain out-of-pocket expenses by the Company.

    The directors and officers of the Company and members of their families as a group, beneficially owned less than 1% of the common stock of each Fund outstanding as of May 31, 1996.

                              FINANCIAL STATEMENTS

    The financial statements for the year ended May 31, 1996 and the report of independent auditors for that period are included in the American General Series Portfolio Company Annual Report for that period.

    The Annual Report to shareholders as of May 31, 1996 is incorporated by reference in this Statement of Additional Information. The financial statements included in the Annual Report and incorporated by reference in this Statement of Additional Information have been audited by Ernst & Young LLP, Independent Auditors, as set forth in their report thereon which appears in the Annual Report and have been incorporated by reference in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

                             ********************
                             *                  *
                             *  ANNUAL REPORT   *
                             *  MAY 31, 1996    *
                             *                  *
                             ********************



                                                             AMERICAN

                                                             GENERAL

                                                             SERIES

                                                             PORTFOLIO

                                                             COMPANY
                                     ---------------------------------

================================================================================
AMERICAN GENERAL SERIES PORTFOLIO COMPANY             ANNUAL REPORT MAY 31, 1996
--------------------------------------------------------------------------------


TABLE OF CONTENTS

President's Letter  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1

Stock Index Fund  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5

MidCap Index Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   14

Small Cap Index Fund  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   21

International Equities Fund . . . . . . . . . . . . . . . . . . . . . . . . . . .   39

Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   46

Growth & Income Fund  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   49

Science & Technology Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . .   53

Social Awareness Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   56

Timed Opportunity Fund  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   62

Capital Conservation Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . .   69

Government Securities Fund  . . . . . . . . . . . . . . . . . . . . . . . . . . .   72

International Government Bond Fund  . . . . . . . . . . . . . . . . . . . . . . .   75

Money Market Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   79

Notes to Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . .   82

Financial Highlights  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   86

Report of Independent Auditors  . . . . . . . . . . . . . . . . . . . . . . . . .   93

================================================================================
AGSPC PRESIDENT'S LETTER
--------------------------------------------------------------------------------

We are pleased to provide the May 31, 1996 Annual Report of the American General Series Portfolio Company. This report details the investments of each of the thirteen funds that comprise the American General Series Portfolio Company and provides financial and performance information for each fund for the fiscal year ended May 31, 1996.

Your variable annuity contract permits you to invest in one or more of the funds described in this report. The funds that are available under your contract are shown on the chart on page 4.

MARKET CONDITIONS

Domestic stock returns for the fiscal year ended May 31, 1996 were well above long term trends. The Standard & Poor's 500 Stock Index provided a total return of 28.43%. Bond returns were below historic standards even though the Federal Reserve Board reduced interest rates three times during the year. The rate on Federal Funds (the rate banks charge each other for loans to meet reserve requirements) was reduced in one-quarter point increments on July 6, 1995, December 19, 1995 and January 31, 1996. Nevertheless, the yield on the long term U.S. Government bond increased from a low of 5.95% on December 29, 1995 to 6.99% on May 31, 1996. Rising long term yields during a period of lower short term rates is attributed to investor expectations of a stronger economy. For the year, the Merrill Lynch Corporate Master Bond index had a total return of 4.57% and the Lehman Bros. U.S. Treasury index returned 3.99%.

Economic forecasts are calling for a strong second quarter followed by a deceleration for the balance of the year. The 100 basis point rise in interest rates mentioned above should dampen consumer spending for the second half of the year.

The stock market, measured by the Standard & Poor's 500 Index (S&P 500(R)), trended upward throughout the year with a 7.95% return for the third calendar quarter followed by a return of 6.02% in the fourth quarter. The market leveled in the early months of 1996 but picked up again in May.

International returns, as measured by the Morgan Stanley Capital International Index of Europe, Australia, and Far East (EAFE) reached 10.67%. The performance of the EAFE Index reflected rallies in Japan and particularly in Europe. The local returns were moderated by a gently rising dollar.

FUND RETURNS

INDEXED FUNDS

The Stock Index Fund and the MidCap Index Fund achieved positive tracking within ten basis points of their respective indexes. The Small Cap Index Fund achieved a total return of 34.5% but fell short of its index by 98 basis points. International Equities Fund exceeded its index return by 89 basis points.

MANAGED FUNDS

Returns among the growth oriented funds were notable when measured by historic standards. Positions in major growth stocks and technology issues were the prime factors in the above average performance for the year.

The AGSPC Growth Fund exceeded the S&P 500 by 19.86%. The diversification of the fund between financial, consumer and business services proved to be a very good strategy. A reduction in consumer services and increases in financial and business services took place during the course of the year.

The AGSPC Growth & Income Fund returned 7.21% more than the S&P 500. The fund benefited from good issue selection as evidenced by the technology sector where networking and software stocks outperformed semiconductor stocks. Other areas contributing to the outperformance were oil service, retail and apparel related, tobacco and food retailers.

The AGSPC Science & Technology Fund surpassed the S&P 500 by 30.79%. Most of the fund's absolute performance was generated during the first half of the fiscal year when electronic technology stocks surged. In the second half of the fiscal year the fund achieved much of its relative performance when investments in the healthcare, data services, and telecom/media provided stability during a difficult period for electronic technology stocks.

The Social Awareness Fund experienced a 0.98% tracking difference versus the S&P 500. This performance is attributed to underweighting of aerospace, oil refining and international oil. Overweighting of telephone, food, business machines and oil service issues further contributed to the positive performance.

================================================================================
AGSPC PRESIDENT'S LETTER -- CONTINUED
--------------------------------------------------------------------------------

The Timed Opportunity Fund outperformed its benchmark of 55% stocks, 35% bonds and 10% cash by 1.42%. Very positive stock returns more than made up for lesser returns from bonds and cash. The asset allocations favored equity investments during this period.

BOND FUNDS

The Capital Conservation Fund underperformed its index by 0.59% for the year. Results in the declining interest rate environment of 1995 were positive while the increased interest rates in the early months of 1996 exerted a negative effect.

The Government Securities Fund experienced a negative tracking difference of 0.11% versus its index. Price sensitivity in excess of the index caused the variance and adjustments have been made to improve results.

The International Government Bond Fund achieved a positive tracking difference of 0.66% versus its index but both the fund and the index returns were negative. The major international bond markets such as Japan, Germany and France experienced both lower prices and weaker currencies. The fund outperformed the index due to a slight overweight position in Australia, Italy, Sweden and Spain. Those countries had bond rallies and stable currencies.

FUTURE OUTLOOK

The U.S. economic performance for the first half of 1996 has exceeded expectations. The 2.2% gain in Gross Domestic Product (GDP) reported for the first quarter is expected to be followed by an increase of 4% for the second quarter. The 100 basis point increase in interest rates in recent months should dampen economic growth in the second half of the year. For the fourth quarter, projections are in the area of 1% GDP growth. Only modest progress for the first half of 1997 should permit a reduction in interest rates. Some forecasts are calling for a long term Treasury bond yield of less than 6.5%. Generally, a lower interest rate setting and modest economic growth have been positive for investors.

                                       Respectfully,

                                       /s/ STEPHEN D. BICKEL

                                       Stephen D. Bickel, President
                                       American General Series Portfolio Company


July 12, 1996

================================================================================
AGSPC PRESIDENT'S LETTER -- CONTINUED
--------------------------------------------------------------------------------

FUND RETURNS AND TRACKING DIFFERENCES
FOR THE TWELVE MONTHS ENDED MAY 31, 1996

                                                                      (1)         (2)        (3)            (4)            (5)
                                                                                            FUND          TOTAL
                                                                                         PERFORMANCE      INDEX
                                                                                           BEFORE         RETURN
                                                                                         SUBTRACTING     INCLUDING      TRACKING
                                                                     FUND        FUND      EXPENSES      REINVESTED    DIFFERENCE
AGSPC FUND/RELEVANT MARKET INDEX                                   RETURN(A)   EXPENSES   (1) + (2)      DIVIDENDS     (3) -- (4)
---------------------------------------------------------------------------------------------------------------------------------
INDEXED FUNDS:
Stock Index Fund / S&P 500  . . . . . . . . . . . . . . . . . . . .  28.17%       0.35%      28.52%         28.43%        0.09%
MidCap Index Fund / Standard & Poor's MidCap 400  . . . . . . . . .  28.10        0.41       28.51          28.45         0.06
Small Cap Index Fund / Russell 2000(R)  . . . . . . . . . . . . . .  34.50        0.41       34.91          35.89        (0.98)
International Equities Fund / EAFE  . . . . . . . . . . . . . . . .  11.14        0.42       11.56          10.67         0.89

MANAGED FUNDS:
Growth Fund / S&P 500 . . . . . . . . . . . . . . . . . . . . . . .  47.46        0.83       48.29          28.43        19.86
Growth & Income Fund / S&P 500  . . . . . . . . . . . . . . . . . .  34.85        0.79       35.64          28.43         7.21
Science & Technology Fund / S&P 500 . . . . . . . . . . . . . . . .  58.28        0.94       59.22          28.43        30.79
Social Awareness Fund / S&P 500 . . . . . . . . . . . . . . . . . .  28.85        0.56       29.41          28.43         0.98
Timed Opportunity Fund / Benchmark(b) . . . . . . . . . . . . . . .  17.90        0.57       18.47          17.05         1.42
Capital Conservation Fund / Merrill Lynch Corporate Master Bond . .   3.41        0.57        3.98           4.57        (0.59)
Government Securities Fund / Lehman Bros U.S. Treasury  . . . . . .   3.32        0.56        3.88           3.99        (0.11)
Intl Gov't Bond Fund / Salomon Non U.S. Gov't Bond  . . . . . . . .  (1.91)       0.56       (1.35)         (2.01)        0.66
Money Market Fund / 30 Day Certificate of Deposit
   Primary Offering Rate by New York City Banks
   (NYC 30 Day CD Rate) . . . . . . . . . . . . . . . . . . . . . .   5.26        0.57        5.83           4.72         1.11

(a) Fund level returns are net of investment management fees and other fund expenses, but do not reflect charges specified in annuity contracts for mortality and expense guarantees (1.00%), administrative fees, or surrender charges.
(b) Benchmark consists of 55% S&P 500 Index, 35% Merrill Lynch Corporate and Government Master Index, and 10% NYC 30 Day CD Rate.

================================================================================
AGSPC PRESIDENT'S LETTER -- CONTINUED
--------------------------------------------------------------------------------

SUMMARY OF NET ASSET VALUES PER SHARE
AND PER SHARE DISTRIBUTIONS

                                                                                                   DISTRIBUTIONS FROM NET
                                                                                                   INVESTMENT INCOME AND
                                                                                                     NET REALIZED GAINS
                                                                        NET ASSET VALUES               ON SECURITIES
                                                                 -------------------------------   ----------------------
                                                                          NOVEMBER 30,
                                                                 MAY 31,      1995       MAY 31,   6/1/95 TO   12/1/95 TO
FUND                                                              1995     (UNAUDITED)     1996     11/30/95    5/31/96
-------------------------------------------------------------------------------------------------------------------------
Stock Index (emulate S & P 500) . . . . . . . . . . . . . . .     $16.81      $19.10      $20.69      $0.18       $0.59
MidCap Index (emulate MidCap 400) . . . . . . . . . . . . . .      15.68       18.04       19.09       0.12        0.77
Small Cap Index (emulate Russell 2000)  . . . . . . . . . . .      12.49       14.22       16.25       0.09        0.39
International Equities (foreign long term growth stocks)  . .      10.42       10.53       11.15       0.08        0.33
Growth Fund (long term growth of capital) . . . . . . . . . .      11.43       14.64       16.49       0.02        0.30
Growth & Income Fund (long term growth of capital
   and current income)  . . . . . . . . . . . . . . . . . . .      11.09       12.99       14.78       0.04        0.12
Science & Technology Fund (long term growth of capital) . . .      14.43       20.29       20.48       0.02        2.01
Social Awareness (social criteria growth stocks)  . . . . . .      13.02       14.88       15.49       0.13        1.03
Timed Opportunity (asset allocation)  . . . . . . . . . . . .      11.24       12.15       12.55       0.23        0.43
Capital Conservation (quality corporate bonds)  . . . . . . .       9.52        9.79        9.23       0.31        0.31
Government Securities (intermediate and
   long term government bonds)  . . . . . . . . . . . . . . .       9.89       10.12        9.61       0.31        0.30
International Government Bond (high quality
   foreign government debt securities)  . . . . . . . . . . .      12.72       12.25       11.79       0.33        0.36
Money Market (money market instruments) . . . . . . . . . . .       1.00        1.00        1.00       0.03        0.02

The change in net asset value of the funds will not be the same as the change in the accumulation unit value of your annuity contract because (1) the change in net asset value does not reflect the reinvestment of income and capital gain distributions and (2) the mortality and expense charges described in your annuity contract are not included.


FUNDS AVAILABLE UNDER
VARIABLE ANNUITY CONTRACTS

                                                  VALIC SEPARATE ACCOUNT A
                                           ---------------------------------------
                                                       CONTRACT FORM
                                           ---------------------------------------     AG LIFE
                                                                                   SEPARATE ACCOUNT A   AG LIFE  AG LIFE
                                                    INDEPENDENCE          GROUP    -------------------  SEPARATE SEPARATE
                                           PORTFOLIO    PLUS     IMPACT    UNIT                 NON     ACCOUNT  ACCOUNT
FUND                                       DIRECTOR* UIT(G)-585 UIT-981 PURCHASE** QUALIFIED QUALIFIED     B        D
-------------------------------------------------------------------------------------------------------------------------
Stock Index (emulate S & P 500) . . . . . .    Yes       Yes      Yes      Yes        Yes       Yes        Yes      Yes
MidCap Index (emulate MidCap 400) . . . . .    Yes       Yes      Yes       No        Yes       Yes        Yes       No
Small Cap Index (emulate Russell 2000)  . .    Yes       Yes       No       No         No        No        No        No
International Equities (foreign long term
   growth stocks) . . . . . . . . . . . . .    Yes       Yes       No       No         No        No        No       Yes
Growth Fund (long term growth of capital) .    Yes       No        No       No         No        No        No        No
Growth & Income Fund (long term growth
   of capital and current income) . . . . .    Yes       No        No       No         No        No        No        No
Science & Technology Fund (long term
   growth of capital) . . . . . . . . . . .    Yes       No        No       No         No        No        No        No
Social Awareness (social criteria growth
   stocks)  . . . . . . . . . . . . . . . .    Yes       Yes       No       No         No        No        No       Yes
Timed Opportunity (asset allocation)  . . .    Yes       Yes      Yes       No        Yes       Yes        Yes       No
Capital Conservation (quality corporate
   bonds) . . . . . . . . . . . . . . . . .    Yes       Yes      Yes       No        Yes       Yes        Yes       No
Government Securities (intermediate and
   long term government bonds)  . . . . . .    Yes       Yes       No       No        Yes       Yes        Yes       No
Int'l Government Bond (high quality
   foreign government debt securities)  . .    Yes       Yes       No       No         No        No        No        No
Money Market (money market instruments) . .    Yes       Yes      Yes       No        Yes       Yes        Yes       No

 *UIT(G)194, UITN-194, UIT-IRA-194, UIT-SEP-194
**GUP, IVA, GVA SA-1, GVA SA-2

STOCK INDEX FUND                 MAY 31, 1996            STATEMENT OF NET ASSETS

   NUMBER                                                    MARKET
  OF SHARES                                                  VALUE
--------------------------------------------------------------------------------
             COMMON STOCKS - 98.08%

             ADVERTISING - 0.06%
    21,700   Interpublic Group of Companies, Inc.       $    1,006,338
                                                        --------------

             AEROSPACE/DEFENSE - 2.25%
   120,850   Boeing Co.   . . . . . . . . . . . . .         10,302,462
    29,000   EG & G, Inc.   . . . . . . . . . . . .            630,750
    18,880   General Dynamics Corp.   . . . . . . .          1,163,480
    70,784   Lockheed Martin Corp.  . . . . . . . .          5,937,008
    61,600 * Loral Space & Communications
               Limited    . . . . . . . . . . . . .            985,600
    38,800   McDonnell Douglas Corp.  . . . . . . .          3,918,800
    18,100   Northrop Grumman Corp.   . . . . . . .          1,133,513
    86,500   Raytheon Co.   . . . . . . . . . . . .          4,606,125
    68,900   Rockwell International Corp.   . . . .          4,022,038
    22,000   TRW Inc.   . . . . . . . . . . . . . .          2,073,500
    44,700   United Technologies Corp.  . . . . . .          4,889,062
                                                        --------------
                                                            39,662,338
                                                        --------------
             AIRLINES - 0.38%
    28,700 * AMR Corp.  . . . . . . . . . . . . . .          2,708,562
    20,100   Delta Air Lines, Inc.  . . . . . . . .          1,665,788
    55,200   Southwest Airlines Co.   . . . . . . .          1,511,100
    41,400 * USAir Group, Inc.  . . . . . . . . . .            817,650
                                                        --------------
                                                             6,703,100
                                                        --------------
             APPAREL & PRODUCTS - 0.09%
    16,500 * Fruit of the Loom, Inc. Class A  . . .            445,500
    32,900   Liz Claiborne, Inc.  . . . . . . . . .          1,221,413
                                                        --------------
                                                             1,666,913
                                                        --------------
             APPLIANCES/FURNISHINGS - 0.12%
    21,800   Maytag Corp.   . . . . . . . . . . . .            468,700
    27,800   Whirlpool Corp.  . . . . . . . . . . .          1,581,125
                                                        --------------
                                                             2,049,825
                                                        --------------
             AUTO - CARS - 2.10%
   131,937   Chrysler Corp.   . . . . . . . . . . .          8,790,303
   374,600   Ford Motor Co.   . . . . . . . . . . .         13,672,900
   263,400   General Motors Corp.   . . . . . . . .         14,519,925
                                                        --------------
                                                            36,983,128
                                                        --------------
             AUTO - REPLACEMENT PARTS - 0.37%
    18,700   Cooper Tire & Rubber Co.   . . . . . .            451,138
    14,300   Echlin Inc.  . . . . . . . . . . . . .            491,562
    49,600   Genuine Parts Co.  . . . . . . . . . .          2,256,800
    56,800   Goodyear Tire & Rubber Co.   . . . . .          2,868,400
    15,800   Pep Boys- Manny, Moe & Jack  . . . . .            521,400
                                                        --------------
                                                             6,589,300
                                                        --------------
             BANKS - NEW YORK CITY - 1.98%
    73,300   Bank of New York Co., Inc.   . . . . .          3,802,438
   154,082   Chase Manhattan Corp.  . . . . . . . .         10,785,740
   170,500   CitiCorp.  . . . . . . . . . . . . . .         14,322,000
    67,900   J.P. Morgan & Co. Inc.   . . . . . . .          5,898,812
                                                        --------------
                                                            34,808,990
                                                        --------------
             BANKS - OTHER - 2.48%
    44,200   Bank of Boston Corp.   . . . . . . . .     $    2,204,475
   129,368   BankAmerica Corp.  . . . . . . . . . .          9,734,942
   120,623   First Chicago Corp.  . . . . . . . . .          5,262,178
   102,397   First Union Corp.  . . . . . . . . . .          6,259,017
    96,793   Fleet Financial Group, Inc.  . . . . .          4,270,991
    43,500   Mellon Bank Corp.  . . . . . . . . . .          2,484,937
    69,700   National City Corp.  . . . . . . . . .          2,483,063
    14,000   Republic of New York Corp.   . . . . .            885,500
    44,400   US Bancorp   . . . . . . . . . . . . .          1,581,750
    34,933   Wells Fargo & Co.  . . . . . . . . . .          8,418,853
                                                        --------------
                                                            43,585,706
                                                        --------------
             BANKS - REGIONAL - 2.46%
   163,172   Banc One Corp.   . . . . . . . . . . .          6,037,364
    37,500   Barnett Banks, Inc.  . . . . . . . . .          2,343,750
    41,800   Boatmen's Bancshares, Inc.   . . . . .          1,690,288
    32,700   Comerica Inc.  . . . . . . . . . . . .          1,430,625
    81,400   CoreStates Financial Corp.   . . . . .          3,205,125
    30,200   Fifth Third Bancorp  . . . . . . . . .          1,645,900
    53,500   First Bank System, Inc.  . . . . . . .          3,230,063
    83,770   KeyCorp.   . . . . . . . . . . . . . .          3,246,087
    97,702   NationsBank Corp.  . . . . . . . . . .          7,926,075
   117,900   Norwest Corp.  . . . . . . . . . . . .          4,111,762
   110,100   PNC Bank Corp.   . . . . . . . . . . .          3,344,287
    72,200   SunTrust Banks, Inc.   . . . . . . . .          2,635,300
    55,513   Wachovia Corp.   . . . . . . . . . . .          2,380,120
                                                        --------------
                                                            43,226,746
                                                        --------------
             BEVERAGE - BREWERS/
             DISTRIBUTORS - 0.65%
    11,900   Adolph Coors Class B   . . . . . . . .            223,125
    86,500   Anheuser- Busch Companies, Inc.  . . .          6,163,125
    18,915   Brown-Forman Corp Class B  . . . . . .            768,422
   121,700   Seagram Co. Ltd  . . . . . . . . . . .          4,213,862
                                                        --------------
                                                            11,368,534
                                                        --------------
             BEVERAGE - SOFT DRINKS - 3.29%
   863,700   Coca-Cola Co.  . . . . . . . . . . . .         39,730,200
   547,800   PepsiCo, Inc.  . . . . . . . . . . . .         18,214,350
                                                        --------------
                                                            57,944,550
                                                        --------------
             BROADCASTING - 0.82%
    71,850   Comcast Corp. Class A Special  . . . .          1,248,394
    34,000 * General Instrument Corp.   . . . . . .          1,049,750
   207,800   Tele-Communications, Inc. Class A  . .          3,922,225
   155,300 * U S West Media Group   . . . . . . . .          2,931,287
   125,000 * Viacom Inc. Class B  . . . . . . . . .          5,296,875
                                                        --------------
                                                            14,448,531
                                                        --------------
             BUILDING MATERIALS - 0.31%
     8,900   Armstrong World Industries, Inc.   . .            523,987
    57,100   Lowe's Companies, Inc.   . . . . . . .          1,955,675
    57,500   Masco Corp.  . . . . . . . . . . . . .          1,796,875
    28,200   Sherwin-Williams Co.   . . . . . . . .          1,265,475
                                                        --------------
                                                             5,542,012
                                                        --------------

STOCK INDEX FUND - CONTINUED       MAY 31, 1996          STATEMENT OF NET ASSETS

   NUMBER                                                    MARKET
  OF SHARES                                                  VALUE
--------------------------------------------------------------------------------
             CHEMICAL - MAJOR - 2.47%
    88,300   Dow Chemical Co.   . . . . . . . . . .     $    7,384,087
   194,500   E.I. du Pont de Nemours and Co.  . . .         15,511,375
    11,800   Goodrich (B.F.) Co.  . . . . . . . . .            467,575
    39,300   Hercules Inc.  . . . . . . . . . . . .          2,230,275
    41,800   Monsanto Co.   . . . . . . . . . . . .          6,348,375
    54,900   Morton International, Inc.   . . . . .          2,086,200
    66,500   PPG Industries Inc.  . . . . . . . . .          3,441,375
    16,600   Rohm and Haas Co.  . . . . . . . . . .          1,124,650
    48,900   Union Carbide Corp.  . . . . . . . . .          2,108,813
    36,500   W.R. Grace & Co.   . . . . . . . . . .          2,719,250
                                                        --------------
                                                            43,421,975
                                                        --------------
             CHEMICAL - MISCELLANEOUS - 0.68%
    41,100   Air Products and Chemicals, Inc.   . .          2,445,450
    30,637   Eastman Chemical Co.   . . . . . . . .          2,052,679
     8,550   Ecolab Inc.  . . . . . . . . . . . . .            277,875
     8,200 * FMC Corp.  . . . . . . . . . . . . . .            551,450
    26,500   Great Lakes Chemical Corp.   . . . . .          1,709,250
    30,800   Mallinckrodt Group Inc.  . . . . . . .          1,158,850
     9,328   Millipore Corp.  . . . . . . . . . . .            409,266
    20,300   Nalco Chemical Co.   . . . . . . . . .            644,525
    46,300   Praxair,  Inc.   . . . . . . . . . . .          1,880,937
    16,200   Sigma Aldrich Corp.  . . . . . . . . .            907,200
                                                        --------------
                                                            12,037,482
                                                        --------------
             CONGLOMERATES - 1.21%
   100,700   AlliedSignal Inc.  . . . . . . . . . .          5,513,325
    24,000   Dial Corp.   . . . . . . . . . . . . .            690,000
    43,800 * ITT Corp.  . . . . . . . . . . . . . .          2,693,700
    38,800   ITT Inds, Inc.   . . . . . . . . . . .          1,062,150
    35,000   Loews Corp.  . . . . . . . . . . . . .          2,791,250
     3,900   Ogden Corp.  . . . . . . . . . . . . .             75,563
    17,000   Teledyne, Inc.   . . . . . . . . . . .            641,750
    63,200   Tenneco Inc.   . . . . . . . . . . . .          3,397,000
    24,300   Textron Inc.   . . . . . . . . . . . .          2,059,425
    42,400   Tyco International Ltd   . . . . . . .          1,674,800
    25,900   Whitman Corp.  . . . . . . . . . . . .            650,737
                                                        --------------
                                                            21,249,700
                                                        --------------
             CONSUMER FINANCE - 0.15%
    11,600   Beneficial Corp.   . . . . . . . . . .            675,700
    64,500   MBNA Corp.   . . . . . . . . . . . . .          1,975,313
                                                        --------------
                                                             2,651,013
                                                        --------------
             CONTAINERS - METAL/GLASS - 0.13%
     4,700   Ball Corp.   . . . . . . . . . . . . .            129,838
    46,900   Crown Cork & Seal Co., Inc.  . . . . .          2,192,575
                                                        --------------
                                                             2,322,413
                                                        --------------
             CONTAINERS - PAPER - 0.05%
     6,500   Bemis Co., Inc.  . . . . . . . . . . .            215,313
    13,300   Temple-Inland Inc.   . . . . . . . . .            655,025
                                                        --------------
                                                               870,338
                                                        --------------
             COSMETICS/TOILETRIES - 0.73%
     3,400   Alberto-Culver Co. Class B   . . . . .     $      134,725
    19,300   Avon Products, Inc.  . . . . . . . . .          1,785,250
   156,600   Gillette Co.   . . . . . . . . . . . .          9,258,975
    34,800   International Flavors & Fragrances, Inc.        1,692,150
                                                        --------------
                                                            12,871,100
                                                        --------------
             DRUGS - 6.23%
    14,200   Allergan, Inc.   . . . . . . . . . . .            546,700
    31,600 * ALZA Corp.   . . . . . . . . . . . . .            900,600
   220,400   American Home Products Corp.   . . . .         11,791,400
    94,000 * Amgen Inc.   . . . . . . . . . . . . .          5,593,000
   176,100   Bristol Myers Squibb Co.   . . . . . .         15,034,538
   192,900   Eli Lilly and Co.  . . . . . . . . . .         12,393,825
   425,000   Merck & Co., Inc.  . . . . . . . . . .         27,465,625
   222,000   Pfizer Inc.  . . . . . . . . . . . . .         15,706,500
   128,800   Schering-Plough Corp.  . . . . . . . .          7,550,900
   179,270   Upjohn Co.   . . . . . . . . . . . . .          7,327,661
    97,000   Warner-Lambert Co.   . . . . . . . . .          5,432,000
                                                        --------------
                                                           109,742,749
                                                        --------------
             ELECTRICAL EQUIPMENT - 3.66%
    74,000   AMP Inc.   . . . . . . . . . . . . . .          3,117,250
    20,000 * Cabletron Systems, Inc.  . . . . . . .          1,455,000
    79,500   Emerson Electric Co.   . . . . . . . .          6,807,187
   573,600   General Electric Co.   . . . . . . . .         47,465,400
     9,200   National Service Industries, Inc.  . .            357,650
    20,200   Raychem Corp.  . . . . . . . . . . . .          1,509,950
     6,800   Thomas & Betts Corp.   . . . . . . . .            261,800
    14,200   W. W. Grainger Inc.  . . . . . . . . .            949,625
   135,400   Westinghouse Electric Corp.  . . . . .          2,487,975
                                                        --------------
                                                            64,411,837
                                                        --------------
             ELECTRONIC INSTRUMENTS - 0.14%
    22,800   General Signal Corp.   . . . . . . . .            872,100
    28,400 * Intergraph Corp.   . . . . . . . . . .            372,750
    19,400   Perkin-Elmer Corp.   . . . . . . . . .          1,028,200
     3,600   Tektronix, Inc.  . . . . . . . . . . .            136,800
                                                        --------------
                                                             2,409,850
                                                        --------------
             ENTERTAINMENT - 1.48%
    39,200   Harrah's Entertainment, Inc.   . . . .          1,318,100
    35,350   Hasbro, Inc.   . . . . . . . . . . . .          1,334,463
    16,200 * King World Productions, Inc.   . . . .            676,350
    97,187   Mattel, Inc.   . . . . . . . . . . . .          2,648,346
   139,900   Time Warner Inc.   . . . . . . . . . .          5,648,462
   236,352   Walt Disney Co.  . . . . . . . . . . .         14,358,384
                                                        --------------
                                                            25,984,105
                                                        --------------
             FINANCE COMPANIES - 0.19%
    40,400   Green Tree Financial Corp.   . . . . .          1,323,100
    27,900   Household International, Inc.  . . . .          1,932,075
                                                        --------------
                                                             3,255,175
                                                        --------------

STOCK INDEX FUND - CONTINUED       MAY 31, 1996          STATEMENT OF NET ASSETS

   NUMBER                                                    MARKET
  OF SHARES                                                  VALUE
--------------------------------------------------------------------------------
             FOODS - 2.46%
   160,424   Archer Daniels Midland Co.   . . . . .     $    3,128,268
    83,000   Campbell Soup Co.  . . . . . . . . . .          5,353,500
    88,950   ConAgra, Inc.  . . . . . . . . . . . .          3,791,494
    53,000   CPC International Inc.   . . . . . . .          3,663,625
    58,500   General Mills, Inc.  . . . . . . . . .          3,356,438
   123,150   H J Heinz Co.  . . . . . . . . . . . .          4,094,737
    23,500   Hershey Foods Corp.  . . . . . . . . .          1,709,625
    77,500   Kellogg Co.  . . . . . . . . . . . . .          5,638,125
    24,100   Pioneer Hi-Bred International, Inc.  .          1,361,650
    45,000   Quaker Oats Co.  . . . . . . . . . . .          1,580,625
    37,700   Ralston Purina Co.   . . . . . . . . .          2,309,125
   172,700   Sara Lee Corp.   . . . . . . . . . . .          5,763,862
    31,300   Wm. Wrigley Jr. Co.  . . . . . . . . .          1,639,338
                                                        --------------
                                                            43,390,412
                                                        --------------
             FOOTWEAR - 0.27%
    16,900   Brown Group, Inc.  . . . . . . . . . .            287,300
    34,000   NIKE Inc. Class B  . . . . . . . . . .          3,412,750
    13,792 * Payless ShoeSource Inc.  . . . . . . .            387,900
    20,700   Reebok International Ltd.  . . . . . .            628,762
     3,800   Stride Rite Corp.  . . . . . . . . . .             34,200
                                                        --------------
                                                             4,750,912
                                                        --------------
             FREIGHT - 0.09%
    20,600 * Federal Express Corp.  . . . . . . . .          1,578,475
                                                        --------------
             GOLD MINING - 0.46%
   128,100   Barrick Gold Corp.   . . . . . . . . .          4,035,150
    21,800   Echo Bay Mines Ltd   . . . . . . . . .            294,300
    53,900   Homestake Mining Co.   . . . . . . . .          1,111,688
    88,900   Placer Dome Inc.   . . . . . . . . . .          2,633,662
                                                        --------------
                                                             8,074,800
                                                        --------------
             GOVERNMENT SPONSORED - 0.97%
    63,900   Federal Home Loan Mortgage Corp.   . .          5,279,738
   381,700   Federal National Mortgage
               Association    . . . . . . . . . . .         11,784,987
                                                        --------------
                                                            17,064,725
                                                        --------------
             HARDWARE & TOOLS - 0.11%
    22,200   Black & Decker Corp.   . . . . . . . .            912,975
     7,700   Snap-on Inc.   . . . . . . . . . . . .            370,563
    11,400   Stanley Works  . . . . . . . . . . . .            691,125
                                                        --------------
                                                             1,974,663
                                                        --------------
             HEALTHCARE - 0.38%
    56,900   U.S. Healthcare, Inc.  . . . . . . . .          3,086,825
    64,700   United HealthCare Corp.  . . . . . . .          3,550,412
                                                        --------------
                                                             6,637,237
                                                        --------------

             HEAVY DUTY TRUCKS/PARTS - 0.27%
    19,700   Cummins Engine Co., Inc.   . . . . . .     $      837,250
    27,100   Dana Corp.   . . . . . . . . . . . . .            907,850
    31,300   Eaton Corp.  . . . . . . . . . . . . .          1,811,487
    39,010 * Navistar International Corp.   . . . .            404,729
    16,355   PACCAR Inc.  . . . . . . . . . . . . .            805,484
                                                        --------------
                                                             4,766,800
                                                        --------------
             HOME BUILDERS - 0.05%
    16,600   Centex Corp.   . . . . . . . . . . . .            500,075
    14,456   Kaufman & Broad Home Corp.   . . . . .            215,033
     7,900   Pulte Corp.  . . . . . . . . . . . . .            221,200
                                                        --------------
                                                               936,308
                                                        --------------
             HOSPITAL MANAGEMENT - 0.69%
     8,000 * Beverly Enterprises, Inc.  . . . . . .             98,000
   157,023   Columbia/HCA Healthcare Corp.  . . . .          8,459,614
     8,950 * Community Psychiatric Centers  . . . .             85,025
    45,800 * Humana Inc.  . . . . . . . . . . . . .          1,007,600
    13,000   Manor Care, Inc.   . . . . . . . . . .            507,000
    13,100   Shared Medical Systems Corp.   . . . .            876,063
    54,900 * Tenet Healthcare Corp.   . . . . . . .          1,180,350
                                                        --------------
                                                            12,213,652
                                                        --------------
             HOSPITAL SUPPLIES - 2.94%
   275,200   Abbott Laboratories  . . . . . . . . .         11,868,000
     8,400   Bard (C. R.), Inc.   . . . . . . . . .            276,150
    23,900   Bausch & Lomb Inc.   . . . . . . . . .          1,027,700
   100,000   Baxter International Inc.  . . . . . .          4,425,000
    23,200   Becton, Dickinson and Co.  . . . . . .          1,972,000
    29,000 * Biomet, Inc.   . . . . . . . . . . . .            406,000
    57,177 * Boston Scientific Corp.  . . . . . . .          2,451,464
   231,100   Johnson & Johnson  . . . . . . . . . .         22,503,362
    84,400   Medtronic, Inc.  . . . . . . . . . . .          4,747,500
    30,450 * St. Jude Medical, Inc.   . . . . . . .          1,157,100
    25,700   United States Surgical Corp.   . . . .            880,225
                                                        --------------
                                                            51,714,501
                                                        --------------
             HOUSEHOLD PRODUCTS - 2.76%
    14,400   Clorox Co.   . . . . . . . . . . . . .          1,225,800
    52,900   Colgate-Palmolive Co.  . . . . . . . .          4,165,875
   147,000   Minnesota Mining &
               Manufacturing Co.    . . . . . . . .         10,032,750
    59,000   Newell Co.   . . . . . . . . . . . . .          1,770,000
    24,200   Premark International Inc.   . . . . .            390,225
   238,126   Procter & Gamble Co.   . . . . . . . .         20,925,322
    47,900   Rubbermaid, Inc.   . . . . . . . . . .          1,341,200
    24,200 * Tupperware Corp.   . . . . . . . . . .          1,107,150
    56,500   Unilever N V- ADR  . . . . . . . . . .          7,620,438
                                                        --------------
                                                            48,578,760
                                                        --------------

STOCK INDEX FUND - CONTINUED       MAY 31, 1996          STATEMENT OF NET ASSETS

   NUMBER                                                    MARKET
  OF SHARES                                                  VALUE
--------------------------------------------------------------------------------
             INFORMATION PROCESSING - 9.09%
    53,500 * Amdahl Corp.   . . . . . . . . . . . .     $      628,625
    48,200   Apple Computer, Inc.   . . . . . . . .          1,259,225
    22,200   Autodesk, Inc.   . . . . . . . . . . .            771,450
   105,200   Automatic Data Processing, Inc.  . . .          4,037,050
    70,700 * Bay Networks, Inc.   . . . . . . . . .          2,050,300
    21,152 * Ceridian Corp.   . . . . . . . . . . .          1,118,412
   199,000 * Cisco Systems, Inc.  . . . . . . . . .         10,895,250
    96,300 * Compaq Computer Corp.  . . . . . . . .          4,682,587
    85,725   Computer Associates International,Inc.          6,236,494
    14,900 * Computer Sciences Corp.  . . . . . . .          1,175,238
       396 * Cray Research, Inc.  . . . . . . . . .             10,841
    56,300 * Digital Equipment Corp.  . . . . . . .          2,934,637
    82,900 * EMC Corp.  . . . . . . . . . . . . . .          1,834,162
    79,327   First Data Corp.   . . . . . . . . . .          6,326,328
    40,100   H&R Block Inc.   . . . . . . . . . . .          1,398,488
   177,000   Hewlett-Packard Co.  . . . . . . . . .         18,894,750
    35,500   Honeywell Inc.   . . . . . . . . . . .          1,801,625
   284,900   Intel Corp.  . . . . . . . . . . . . .         21,509,950
   188,700   International Business Machines
               Corp.    . . . . . . . . . . . . . .         20,143,725
   205,700 * Microsoft Corp.  . . . . . . . . . . .         24,426,875
   139,900 * Novell, Inc.   . . . . . . . . . . . .          1,993,575
   230,725 * Oracle Corp.   . . . . . . . . . . . .          7,642,766
    52,800   Pitney Bowes Inc.  . . . . . . . . . .          2,620,200
    58,100 * Silicon Graphics, Inc.   . . . . . . .          1,597,750
    67,500 * Sun Microsystems, Inc.   . . . . . . .          4,227,187
    26,800 * Tandem Computers Inc.  . . . . . . . .            335,000
    61,800 * 3Com Corp.   . . . . . . . . . . . . .          3,043,650
    37,700 * Unisys Corp.   . . . . . . . . . . . .            306,313
    38,600   Xerox Corp.  . . . . . . . . . . . . .          6,074,675
                                                        --------------
                                                           159,977,128
                                                        --------------
             INSURANCE - CASUALTY - 0.35%
    64,600   Chubb Corp.  . . . . . . . . . . . . .          3,011,975
    47,400   SAFECO Corp.   . . . . . . . . . . . .          1,596,787
    24,300   St. Paul Companies, Inc.   . . . . . .          1,284,863
    13,900   USF & G Corp.  . . . . . . . . . . . .            222,400
                                                        --------------
                                                             6,116,025
                                                        --------------
             INSURANCE - LIFE - 0.34%
    30,375   Jefferson-Pilot Corp.  . . . . . . . .          1,560,516
    37,300   Lincoln National Corp.   . . . . . . .          1,753,100
    20,200   Torchmark Corp.  . . . . . . . . . . .            861,025
    21,109   Transamerica Corp.   . . . . . . . . .          1,709,829
     2,550   USLIFE Corp.   . . . . . . . . . . . .             76,500
                                                        --------------
                                                             5,960,970
                                                        --------------
             INSURANCE - MISCELLANEOUS - 0.35%
     3,200   Alexander & Alexander Services Inc.  .             63,600
    29,900   General Reinsurance Corp.  . . . . . .          4,365,400
    28,800   UNUM Corp.   . . . . . . . . . . . . .          1,699,200
                                                        --------------
                                                             6,128,200
                                                        --------------
             INSURANCE - MULTILINE - 2.47%
    43,600   Aetna Life and Casualty Co.  . . . . .     $    3,215,500
   158,520   Allstate Corp.   . . . . . . . . . . .          6,697,470
   165,218   American International Group, Inc.   .         15,571,796
    33,000   Aon Corp.  . . . . . . . . . . . . . .          1,662,375
    28,300   CIGNA Corp.  . . . . . . . . . . . . .          3,250,962
    42,500   ITT Hartford Group, Inc.   . . . . . .          2,199,375
    21,700   Marsh & McLennan Companies, Inc.   . .          2,031,663
    44,500   Providian Corp.  . . . . . . . . . . .          1,941,313
   168,134   Travelers Group, Inc.  . . . . . . . .          6,977,540
                                                        --------------
                                                            43,547,994
                                                        --------------
             LEISURE TIME - 0.05%
    16,100   Bally Entertainment Corp.  . . . . . .            386,400
    17,900   Brunswick Corp.  . . . . . . . . . . .            400,512
     8,700   Outboard Marine Corp.  . . . . . . . .            168,563
                                                        --------------
                                                               955,475
                                                        --------------
             LODGING - 0.22%
    18,500   Hilton Hotels Corp.  . . . . . . . . .          1,993,375
    38,100   Marriot International, Inc.  . . . . .          1,809,750
                                                        --------------
                                                             3,803,125
                                                        --------------
             MACHINE TOOLS - 0.03%
     4,700   Cincinnati Milacron Inc.   . . . . . .            112,800
    22,800   Giddings & Lewis, Inc.   . . . . . . .            379,050
                                                        --------------
                                                               491,850
                                                        --------------
             MACHINERY - AGRICULTURE - 0.30%
    19,200   Case Corp.   . . . . . . . . . . . . .            962,400
    95,400   Deere & Co.  . . . . . . . . . . . . .          3,971,025
     5,340 * Varity Corp.   . . . . . . . . . . . .            262,327
                                                        --------------
                                                             5,195,752
                                                        --------------
             MACHINERY - CONSTRUCTION &
             CONTRACTS - 0.41%
    70,000   Caterpillar Inc.   . . . . . . . . . .          4,593,750
    31,500   Fluor Corp.  . . . . . . . . . . . . .          2,055,375
     2,600   Foster Wheeler Corp.   . . . . . . . .            115,700
    10,800   Harnischfeger Industries, Inc.   . . .            378,000
                                                        --------------
                                                             7,142,825
                                                        --------------
             MACHINERY - INDUSTRIAL/
             SPECIALTY - 0.57%
    14,600   Briggs & Stratton Corp.  . . . . . . .            627,800
    42,700   Cooper Industries, Inc.  . . . . . . .          1,820,087
    32,400   Dover Corp.  . . . . . . . . . . . . .          1,539,000
    33,600   Illinois Tool Works Inc.   . . . . . .          2,251,200
    25,600   Ingersoll-Rand Co.   . . . . . . . . .          1,078,400
    16,000   Johnson Controls, Inc.   . . . . . . .          1,116,000
    25,633   Pall Corp.   . . . . . . . . . . . . .            685,683
    16,350   Parker Hannifin Corp.  . . . . . . . .            666,263
     6,400   Timken Co.   . . . . . . . . . . . . .            252,000
     1,600   TRINOVA Corp.  . . . . . . . . . . . .             52,800
                                                        --------------
                                                            10,089,233
                                                        --------------

STOCK INDEX FUND - CONTINUED       MAY 31, 1996          STATEMENT OF NET ASSETS

   NUMBER                                                    MARKET
  OF SHARES                                                  VALUE
--------------------------------------------------------------------------------
             MERCHANDISE - DRUG - 0.19%
     8,300   Longs Drug Stores Corp.  . . . . . . .     $      355,863
    24,200   Rite Aid Corp.   . . . . . . . . . . .            710,875
    72,800   Walgreen Co.   . . . . . . . . . . . .          2,320,500
                                                        --------------
                                                             3,387,238
                                                        --------------
             MERCHANDISE - SPECIALTY - 1.31%
    32,900   American Greetings Corp. Class A   . .            892,413
    29,500   Charming Shoppes, Inc.   . . . . . . .            236,000
    27,100   Circuit City Stores, Inc.  . . . . . .            884,138
   106,000   Gap, Inc.  . . . . . . . . . . . . . .          3,564,250
   167,700   Home Depot, Inc.   . . . . . . . . . .          8,573,662
       973   Jostens Inc.   . . . . . . . . . . . .             22,014
    70,598   Limited, Inc.  . . . . . . . . . . . .          1,464,909
    41,700   Melville Corp.   . . . . . . . . . . .          1,694,062
    32,000   Nordstrom, Inc.  . . . . . . . . . . .          1,632,000
    16,800   Tandy Corp.  . . . . . . . . . . . . .            907,200
    18,600   TJX Companies, Inc.  . . . . . . . . .            655,650
    89,225 * Toys "R" Us, Inc.  . . . . . . . . . .          2,587,525
                                                        --------------
                                                            23,113,823
                                                        --------------
             MERCHANDISING - DEPARTMENT - 0.66%
    26,900   Dayton Hudson Corp.  . . . . . . . . .          2,743,800
    30,800   Dillard Department Stores, Inc.
               Class A    . . . . . . . . . . . . .          1,232,000
    70,900 * Federated Department Stores, Inc.  . .          2,454,912
    86,200   May Department Stores Co.  . . . . . .          4,083,725
    16,000   Mercantile Stores Co., Inc.  . . . . .          1,032,000
                                                        --------------
                                                            11,546,437
                                                        --------------
             MERCHANDISING - FOOD - 0.73%
    92,400   Albertsons, Inc.   . . . . . . . . . .          3,684,450
    37,300   American Stores Co.  . . . . . . . . .          1,394,087
     6,900   Fleming Companies, Inc.  . . . . . . .            107,813
    15,500   Giant Food Inc. Class A  . . . . . . .            534,750
    15,300   Great Atlantic & Pacific Tea Co.,Inc.             524,025
    47,800 * Kroger Co.   . . . . . . . . . . . . .          1,876,150
    16,700   Supervalu Inc.   . . . . . . . . . . .            517,700
    71,900   SYSCO Corp.  . . . . . . . . . . . . .          2,453,587
    52,000   Winn-Dixie Stores, Inc.  . . . . . . .          1,794,000
                                                        --------------
                                                            12,886,562
                                                        --------------
             MERCHANDISING - MASS - 2.06%
    81,400   J.C. Penney Co., Inc.  . . . . . . . .          4,222,625
   179,400   KMart Corp.  . . . . . . . . . . . . .          2,085,525
    82,622 * Price/Costco, Inc.   . . . . . . . . .          1,652,440
   138,600   Sears Roebuck and Co.  . . . . . . . .          7,051,275
   796,100   Wal-Mart Stores, Inc.  . . . . . . . .         20,599,087
    35,000 * Woolworth Corp.  . . . . . . . . . . .            717,500
                                                        --------------
                                                            36,328,452
                                                        --------------
             METALS - ALUMINUM - 0.42%
    68,000   Alcan Aluminium Ltd  . . . . . . . . .          2,227,000
    63,400   Aluminum Co. of America  . . . . . . .          3,907,025
    24,800   Reynolds Metals Co.  . . . . . . . . .          1,339,200
                                                        --------------
                                                             7,473,225
                                                        --------------
             METALS - COPPER - 0.24%
     9,200   ASARCO Inc.  . . . . . . . . . . . . .     $      288,650
    35,149   Newmont Mining Corp.   . . . . . . . .          2,117,727
    26,200   Phelps Dodge Corp.   . . . . . . . . .          1,794,700
                                                        --------------
                                                             4,201,077
                                                        --------------
             METALS - MISCELLANEOUS - 0.27%
    31,350   Cyprus Amax Minerals Co.   . . . . . .            752,400
    57,075   Engelhard Corp.  . . . . . . . . . . .          1,398,337
    47,000   Freeport-McMoRan Copper & Gold
               Inc. Class B   . . . . . . . . . . .          1,562,750
    32,300   Inco Limited   . . . . . . . . . . . .          1,053,788
                                                        --------------
                                                             4,767,275
                                                        --------------
             METALS - STEEL - 0.24%
    22,300 * Armco Inc.   . . . . . . . . . . . . .            117,075
    21,900 * Bethlehem Steel Corp.  . . . . . . . .            279,225
    20,200   Inland Steel Industries, Inc.  . . . .            436,825
    31,100   Nucor Corp.  . . . . . . . . . . . . .          1,710,500
    29,620   USX-US Steel Group, Inc.   . . . . . .            918,220
    38,925   Worthington Industries, Inc.   . . . .            783,366
                                                        --------------
                                                             4,245,211
                                                        --------------
             MISCELLANEOUS - 0.47%
    84,900   Corning Inc.   . . . . . . . . . . . .          3,247,425
    68,300 * CUC International Inc.   . . . . . . .          2,527,100
    12,100 * Owens Corning  . . . . . . . . . . . .            487,025
    36,350   Service Corp. International  . . . . .          2,031,056
                                                        --------------
                                                             8,292,606
                                                        --------------
             MOBILE HOMES - 0.03%
    14,600   Fleetwood Enterprises, Inc.  . . . . .            439,825
                                                        --------------

             NATURAL GAS - DIVERSIFIED - 0.22%
    26,000   Coastal Corp.  . . . . . . . . . . . .          1,066,000
    11,200   ENSEARCH Corp.   . . . . . . . . . . .            242,200
     8,800   NorAm Energy Corp.   . . . . . . . . .             93,500
    47,929   PanEnergy Corp.  . . . . . . . . . . .          1,539,719
    23,700   Sonat Inc.   . . . . . . . . . . . . .          1,004,288
                                                        --------------
                                                             3,945,707
                                                        --------------
             OIL - INTEGRATED DOMESTIC - 2.18%
    34,000   Amerada Hess Corp.   . . . . . . . . .          1,938,000
   173,400   Amoco Corp.  . . . . . . . . . . . . .         12,571,500
    10,000   Ashland Oil, Inc.  . . . . . . . . . .            427,500
    57,000   Atlantic Richfield Co.   . . . . . . .          6,818,625
    47,300   Burlington Resources Inc.  . . . . . .          1,797,400
    11,100   Kerr-McGee Corp.   . . . . . . . . . .            652,125
   117,700   Occidental Petroleum Corp.   . . . . .          3,045,487
    40,800 * Oryx Energy Co.  . . . . . . . . . . .            663,000
    11,000   Pennzoil Co.   . . . . . . . . . . . .            475,750
    95,500   Phillips Petroleum Co.   . . . . . . .          3,963,250
    40,202 * Santa Fe Energy Resources, Inc.  . . .            482,424
    29,016   Sun Co., Inc.  . . . . . . . . . . . .            888,615
    87,500   Unocal Corp.   . . . . . . . . . . . .          2,843,750
    87,000   USX-Marathon Group   . . . . . . . . .          1,903,125
                                                        --------------
                                                            38,470,551
                                                        --------------

STOCK INDEX FUND - CONTINUED       MAY 31, 1996          STATEMENT OF NET ASSETS

   NUMBER                                                    MARKET
  OF SHARES                                                  VALUE
--------------------------------------------------------------------------------
             OIL - INTEGRATED
             INTERNATIONAL - 5.74%
   227,700   Chevron Corp.  . . . . . . . . . . . .     $   13,605,075
   429,000   Exxon Corp.  . . . . . . . . . . . . .         36,357,750
   137,300   Mobil Corp.  . . . . . . . . . . . . .         15,497,737
   185,500   Royal Dutch Petroleum Co. - ADR  . . .         27,825,000
    93,200   Texaco Inc.  . . . . . . . . . . . . .          7,805,500
                                                        --------------
                                                           101,091,062
                                                        --------------
             OIL - SERVICES - 0.85%
    55,700   Baker Hughes Inc.  . . . . . . . . . .          1,747,588
    69,600   Dresser Industries, Inc.   . . . . . .          2,035,800
    43,300   Halliburton Co.  . . . . . . . . . . .          2,408,562
    24,000   McDermott International, Inc.  . . . .            522,000
    85,900   Schlumberger Ltd   . . . . . . . . . .          7,161,912
    18,500 * Western Atlas Inc.   . . . . . . . . .          1,133,125
                                                        --------------
                                                            15,008,987
                                                        --------------
             OIL/GAS PRODUCERS - 0.03%
     3,000   Helmerich & Payne, Inc.  . . . . . . .            108,750
     8,700   Louisiana Land & Exploration Co.   . .            468,713
                                                        --------------
                                                               577,463
                                                        --------------
             PAPER/FOREST PRODUCTS - 1.69%
    41,000   Alco Standard Corp.  . . . . . . . . .          2,562,500
    24,100   Avery Dennison Corp.   . . . . . . . .          1,373,700
     8,366   Boise Cascade Corp.  . . . . . . . . .            351,372
    36,500   Champion International Corp.   . . . .          1,610,562
    34,100   Georgia-Pacific Corp.  . . . . . . . .          2,463,725
   107,018   International Paper Co.  . . . . . . .          4,267,343
    33,100   James River Corp. of Virginia  . . . .            823,363
    99,266   Kimberly-Clark Corp.   . . . . . . . .          7,234,010
    41,600   Louisiana Pacific Corp.  . . . . . . .          1,024,400
    16,000   Mead Corp.   . . . . . . . . . . . . .            860,000
     4,900   Potlatch Corp.   . . . . . . . . . . .            202,125
    23,364   Stone Container Corp.  . . . . . . . .            362,142
    27,250   Union Camp Corp.   . . . . . . . . . .          1,434,031
    26,850   Westvaco Corp.   . . . . . . . . . . .            859,200
    72,800   Weyerhaeuser Co.   . . . . . . . . . .          3,303,300
    17,500   Willamette Industries, Inc.  . . . . .          1,050,000
                                                        --------------
                                                            29,781,773
                                                        --------------
             PHOTOGRAPHY - 0.54%
   121,550   Eastman Kodak Co.  . . . . . . . . . .          9,040,281
    10,400   Polaroid Corp.   . . . . . . . . . . .            468,000
                                                        --------------
                                                             9,508,281
                                                        --------------
             POLLUTION CONTROL - 0.53%
    76,500   Browning-Ferris Industries, Inc.   . .          2,333,250
    71,800   Laidlaw Inc Class B  . . . . . . . . .            726,975
        50   Safety-Kleen Corp.   . . . . . . . . .                831
   175,900   WMX Technologies, Inc.   . . . . . . .          6,200,475
                                                        --------------
                                                             9,261,531
                                                        --------------
             PUBLISHING - NEWS - 0.55%
    31,600   Dow Jones & Co., Inc.  . . . . . . . .     $    1,236,350
    47,600   Gannett Co., Inc.  . . . . . . . . . .          3,320,100
    21,200   Knight-Ridder, Inc.  . . . . . . . . .          1,584,700
    22,200   New York Times Co. Class A   . . . . .            729,825
    39,732   Times Mirror Co.   . . . . . . . . . .          1,733,308
    15,600   Tribune Co.  . . . . . . . . . . . . .          1,156,350
                                                        --------------
                                                             9,760,633
                                                        --------------
             PUBLISHING/PRINTING - 0.49%
    21,700   Deluxe Corp.   . . . . . . . . . . . .            786,625
    60,200   Dun & Bradstreet Corp.   . . . . . . .          3,845,275
    19,217   Harcourt General, Inc.   . . . . . . .            975,263
    24,000   McGraw-Hill, Inc.  . . . . . . . . . .          1,125,000
    21,600   Moore Corp. Ltd  . . . . . . . . . . .            402,300
    39,200   R R Donnelley & Sons Co.   . . . . . .          1,440,600
                                                        --------------
                                                             8,575,063
                                                        --------------
             RAILROAD - 1.12%
    46,917   Burlington Northern Inc.   . . . . . .          3,976,216
    29,300   Conrail Inc.   . . . . . . . . . . . .          2,058,325
    73,600   CSX Corp.  . . . . . . . . . . . . . .          3,643,200
    48,300   Norfolk Southern Corp.   . . . . . . .          4,165,875
    45,309   Santa Fe Pacific Gold Corp.  . . . . .            690,962
    73,700   Union Pacific Corp.  . . . . . . . . .          5,168,212
                                                        --------------
                                                            19,702,790
                                                        --------------
             RESTAURANTS - 0.75%
    55,800   Darden Restaurants, Inc.   . . . . . .            662,625
     7,550   Luby's Cafeterias, Inc.  . . . . . . .            185,919
   245,000   McDonald's Corp.   . . . . . . . . . .         11,790,625
     7,800 * Shoney's, Inc.   . . . . . . . . . . .             95,550
    30,000   Wendy's International, Inc.  . . . . .            540,000
                                                        --------------
                                                            13,274,719
                                                        --------------
             SAVINGS & LOAN - 0.18%
    25,100   Golden West Financial Corp.  . . . . .          1,377,363
    47,050   Great Western Financial Corp.  . . . .          1,082,150
    24,900   H.F. Ahmanson & Co.  . . . . . . . . .            641,175
                                                        --------------
                                                             3,100,688
                                                        --------------
             SECURITIES RELATED - 1.13%
   170,400   American Express Co.   . . . . . . . .          7,795,800
    61,648   Dean Witter, Discover & Co.  . . . . .          3,652,644
    62,400   Merrill Lynch & Co., Inc.  . . . . . .          4,040,400
    53,900   Morgan Stanley Group Inc.  . . . . . .          2,668,050
    41,500   Salomon Inc.   . . . . . . . . . . . .          1,737,812
                                                        --------------
                                                            19,894,706
                                                        --------------
             SEMICONDUCTORS - 1.46%
    37,000 * Advanced Micro Devices, Inc.   . . . .            652,125
    67,100 * Applied Materials, Inc.  . . . . . . .          2,499,475
    49,800 * LSI Logic Corp.  . . . . . . . . . . .          1,550,025
    77,700   Micron Technology, Inc.  . . . . . . .          2,505,825
   206,500   Motorola, Inc.   . . . . . . . . . . .         13,783,875
    46,700 * National Semiconductor Corp.   . . . .            758,875
    69,100   Texas Instruments Inc.   . . . . . . .          3,886,875
                                                        --------------
                                                            25,637,075
                                                        --------------

STOCK INDEX FUND - CONTINUED       MAY 31, 1996          STATEMENT OF NET ASSETS

   NUMBER                                                    MARKET
  OF SHARES                                                  VALUE
--------------------------------------------------------------------------------
             TELECOMMUNICATIONS - 1.16%
   158,600 * Airtouch Communications, Inc.  . . . .     $    5,055,375
    56,300   ALLTEL Corp.   . . . . . . . . . . . .          1,773,450
    15,490 * Andrew Corp.   . . . . . . . . . . . .            840,333
    45,900 * DSC Communications Corp.   . . . . . .          1,382,737
     6,600   Harris Corp.   . . . . . . . . . . . .            426,525
    85,800   Northern Telecommunications Corp   . .          4,654,650
    29,500   Scientific-Atlanta, Inc.   . . . . . .            556,813
    33,800 * Tellabs, Inc.  . . . . . . . . . . . .          2,180,100
    70,900 * WorldCom, Inc.   . . . . . . . . . . .          3,465,237
                                                        --------------
                                                            20,335,220
                                                        --------------
             TEXTILE - PRODUCTS - 0.08%
    11,400   Russell Corp.  . . . . . . . . . . . .            313,500
    17,600   VF Corp.   . . . . . . . . . . . . . .          1,071,400
                                                        --------------
                                                             1,384,900
                                                        --------------
             TOBACCO - 1.91%
    62,800   American Brands, Inc.  . . . . . . . .          2,747,500
   287,200   Philip Morris Cos Inc.   . . . . . . .         28,540,500
    73,300   UST Corp.  . . . . . . . . . . . . . .          2,418,900
                                                        --------------
                                                            33,706,900
                                                        --------------
             TRUCKERS - 0.07%
    14,200   Caliber System, Inc.   . . . . . . . .            527,175
     2,300   Consolidated Freightways, Inc.   . . .             54,625
    15,900   Ryder System, Inc.   . . . . . . . . .            465,075
    19,300 * Yellow Corp.   . . . . . . . . . . . .            250,900
                                                        --------------
                                                             1,297,775
                                                        --------------
             UTILITIES - COMMUNICATION - 7.13%
   194,400   Ameritech Corp.  . . . . . . . . . . .         10,983,600
   552,326   AT & T Corp.   . . . . . . . . . . . .         34,451,334
   153,700   Bell Atlantic Corp.  . . . . . . . . .          9,587,037
   346,400   BellSouth Corp.  . . . . . . . . . . .         14,072,500
   339,700   GTE Corp.  . . . . . . . . . . . . . .         14,522,175
   244,700   MCI Communications Corp.   . . . . . .          7,126,888
   154,700   NYNEX Corp.  . . . . . . . . . . . . .          7,135,537
   153,400   Pacific Telesis Group  . . . . . . . .          5,119,725
   213,400   SBC Communications, Inc.   . . . . . .         10,536,625
   154,300   Sprint Corp.   . . . . . . . . . . . .          6,538,463
   169,100   US West Communications Group   . . . .          5,516,888
                                                        --------------
                                                           125,590,772
                                                        --------------
             UTILITIES - ELECTRIC - 2.97%
    57,600   American Electric Power, Inc.  . . . .          2,311,200
    35,200   Baltimore Gas and Electric Co.   . . .            963,600
    60,100   Carolina Power & Light Co.   . . . . .          2,171,112
    70,100   Central & South West Corp.   . . . . .          1,936,512
    41,164   Cinergy Corp.  . . . . . . . . . . . .          1,219,484
    71,500   Consolidated Edison Co. of
               New York, Inc.   . . . . . . . . . .          1,993,062
    57,650   Dominion Resources, Inc.   . . . . . .          2,183,494
    42,300   DTE Energy Co.   . . . . . . . . . . .          1,237,275
    61,200   Duke Power Co.   . . . . . . . . . . .          2,952,900

             UTILITIES - ELECTRIC - Continued
   163,800   Edison International   . . . . . . . .     $    2,702,700
    86,000   Entergy Corp.  . . . . . . . . . . . .          2,257,500
    68,400   FPL Group, Inc.  . . . . . . . . . . .          2,924,100
   101,800   Houston Industries, Inc.   . . . . . .          2,226,875
    37,500   Niagara Mohawk Power Corp.   . . . . .            285,938
    26,000   Northern States Power Co.  . . . . . .          1,222,000
    35,900   Ohio Edison Co.  . . . . . . . . . . .            785,313
    44,500   P P & L Resources Inc.   . . . . . . .          1,017,938
   151,700   Pacific Gas and Electric Co.   . . . .          3,527,025
    83,900   PacifiCorp   . . . . . . . . . . . . .          1,688,488
    83,500   Peco Energy Co.  . . . . . . . . . . .          2,056,187
    90,850   Public Service Enterprise Group, Inc.           2,407,525
   239,200   Southern Co.   . . . . . . . . . . . .          5,531,500
    82,700   Texas Utilities Co.  . . . . . . . . .          3,380,362
    81,400   Unicom Corp.   . . . . . . . . . . . .          2,248,675
    28,800   Union Electric Co.   . . . . . . . . .          1,134,000
                                                        --------------
                                                            52,364,765
                                                        --------------
             UTILITIES - GAS, PIPELINE - 0.51%
    13,000   Columbia Gas System Inc.   . . . . . .            635,375
    22,600   Consolidated Natural Gas Co.   . . . .          1,093,275
    91,500   Enron Corp.  . . . . . . . . . . . . .          3,660,000
    23,700   NICOR Inc.   . . . . . . . . . . . . .            657,675
    18,300   ONEOK Inc.   . . . . . . . . . . . . .            498,675
    15,000   Pacific Enterprises  . . . . . . . . .            395,625
     2,200   Peoples Energy Corp.   . . . . . . . .             70,675
    40,100   Williams Companies, Inc.   . . . . . .          2,015,025
                                                        --------------
                                                             9,026,325
                                                        --------------
             UTILITIES - MISCELLANEOUS - 0.06%
    32,600   General Public Utilities Corp.   . . .          1,092,100
                                                        --------------

             TOTAL COMMON STOCKS
             (Cost $1,144,047,433)  . . . . . . . .      1,726,975,087
                                                        --------------

    PAR
   VALUE
-----------
             CORPORATE SHORT TERM
             COMMERCIAL PAPER - 1.53%

             CONSUMER FINANCE - 0.51%
$8,951,000   Associates Corp. of North America,
               5.20% due 6/3/96   . . . . . . . . .          8,948,414
                                                        --------------

             FINANCE COMPANIES - 0.28%
 4,917,000   Ford Motor Credit Co.,
               5.27% due 6/4/96   . . . . . . . . .          4,914,841
                                                        --------------

             SECURITIES RELATED - 0.74%
13,073,000   Merrill Lynch & Co., Inc.,
               5.35% due 6/5/96   . . . . . . . . .         13,065,229
                                                        --------------

             TOTAL CORPORATE SHORT TERM
             COMMERCIAL PAPER
             (Cost $26,928,484)   . . . . . . . . .         26,928,484
                                                        --------------

STOCK INDEX FUND - CONTINUED       MAY 31, 1996          STATEMENT OF NET ASSETS

   PAR                                                       MARKET
  VALUE                                                      VALUE
--------------------------------------------------------------------------------
             UNITED STATES GOVERNMENT -
             SHORT TERM - 0.10%

             U.S. TREASURY BILLS - 0.10%
             United States Treasury Bills:
$  250,000     4.98% due 6/20/96  . . . . . . . . .     $      249,343
   200,000     4.935% due 6/20/96   . . . . . . . .            199,479
 1,400,000     4.93% due 6/20/96  . . . . . . . . .          1,396,357
                                                        --------------

             TOTAL UNITED STATES
             GOVERNMENT - SHORT TERM
             (Cost $1,845,179)  . . . . . . . . . .          1,845,179
                                                        --------------

             TOTAL INVESTMENTS
             (Cost $1,172,821,096) - 99.71%   . . .      1,755,748,750
             Other assets and liabilities,
             net - 0.29%    . . . . . . . . . . . .          5,037,539
                                                        --------------

             NET ASSETS (equivalent
               to $20.69 per share on
               85,117,305 shares
               outstanding) - 100%    . . . . . . .     $1,760,786,289
                                                        --------------

           * Non-income producing

                                                           UNREALIZED
                                                          APPRECIATION
CONTRACTS                                                (DEPRECIATION)
----------------------------------------------------------------------
             FUTURES CONTRACTS PURCHASED(1)
             (Delivery month/Value at 5/31/96)
     82 (2)  S&P 500 Index Futures
               (June/$666.95)   . . . . . . . . . .     $      436,500
      5 (2)  S&P 500 Index Futures
               (September/$672.75)  . . . . . . . .            (17,825)
                                                        --------------
                                                        $      418,675
                                                        --------------

             (1) U.S.Treasury Bills with a market value of approximately
                 $1,850,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.
             (2) Per 500

----------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  85,117,305 shares outstanding . . . . . . . . . .     $      851,173
Additional paid in capital  . . . . . . . . . . . .      1,162,867,645
Undistributed net realized gain on securities . . .         13,348,483
Undistributed net investment income . . . . . . . .            372,659
Unrealized appreciation of:
  Investments . . . . . . . . . . .    $ 582,927,654
  Futures . . . . . . . . . . . . .          418,675       583,346,329
                                       -------------    --------------
NET ASSETS APPLICABLE TO SHARES
 OUTSTANDING  . . . . . . . . . . . . . . . . . . .     $1,760,786,289
                                                        --------------

SEE NOTES TO FINANCIAL STATEMENTS.

STOCK INDEX FUND                                            FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1996

INVESTMENT INCOME:
Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $  34,670,238
Interest  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,297,301
                                                                                                          -------------
    Total investment income   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        35,967,539
                                                                                                          -------------

EXPENSES:
Advisory fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4,242,848
Custodian and accounting services . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           621,341
Reports to shareholders . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           152,834
Audit fees and tax services . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            53,556
Directors' fees and expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            52,817
Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           118,880
                                                                                                          -------------
    Total expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5,242,276
                                                                                                          -------------
NET INVESTMENT INCOME . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        30,725,263
                                                                                                          -------------

REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on:
    Investments   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $  11,011,332
    Futures contracts   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        3,537,274     14,548,606
                                                                                           -------------
NET unrealized appreciation of securities during the year:
    Investments   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      322,706,596
    Futures contracts   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          264,750    322,971,346
                                                                                           -------------  -------------
        Net realized and unrealized gain on securities during the year  . . . . . . . . . . . . . . .       337,519,952
                                                                                                          -------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS  . . . . . . . . . . . . . . . . . . . . . . . . . .     $ 368,245,215
                                                                                                          -------------

STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:

                                                                                                1996           1995
                                                                                          -----------------------------
OPERATIONS:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $  30,725,263  $  27,820,558
Net realized gain on securities . . . . . . . . . . . . . . . . . . . . . . . . . . . .       14,548,606     30,306,629
Net unrealized appreciation of securities during the year . . . . . . . . . . . . . . .      322,971,346    154,652,699
                                                                                           ----------------------------
    Increase in net assets resulting from operations  . . . . . . . . . . . . . . . . .      368,245,215    212,779,886
                                                                                           ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      (30,481,712)   (27,954,349)
Net realized gain on securities   . . . . . . . . . . . . . . . . . . . . . . . . . . .      (30,841,988)    (2,497,235)
                                                                                           ----------------------------
    Decrease in net assets resulting from distributions to shareholders   . . . . . . .      (61,323,700)   (30,451,584)
                                                                                           ----------------------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold  . . . . . . . . . . . . . . . . . . . . . . . . . . .      195,841,204    100,308,445
Proceeds from capital stock issued for distributions reinvested . . . . . . . . . . . .       61,323,700     30,451,584
                                                                                           ----------------------------
                                                                                             257,164,904    130,760,029
Cost of capital stock repurchased . . . . . . . . . . . . . . . . . . . . . . . . . . .      (71,292,243)  (131,555,447)
                                                                                           ----------------------------
    Increase (decrease) in net assets resulting from capital stock transactions   . . .      185,872,661       (795,418)
                                                                                           ----------------------------
TOTAL INCREASE IN NET ASSETS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      492,794,176    181,532,884

NET ASSETS:
Beginning of year . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,267,992,113  1,086,459,229
                                                                                           ----------------------------
End of year (including undistributed net investment income of $372,659 and $129,108)  .    1,760,786,289  1,267,992,113
                                                                                           ----------------------------
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       10,230,862      6,656,098
Shares issued for distributions reinvested  . . . . . . . . . . . . . . . . . . . . . .        3,223,528      2,028,815
Shares of capital stock repurchased   . . . . . . . . . . . . . . . . . . . . . . . . .       (3,788,544)    (8,727,186)
                                                                                           ----------------------------
    Increase (decrease) in shares outstanding   . . . . . . . . . . . . . . . . . . . .        9,665,846        (42,273)
Shares outstanding:
    Beginning of year   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       75,451,459     75,493,732
                                                                                           ----------------------------
    End of year   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       85,117,305     75,451,459
                                                                                           ----------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

MIDCAP INDEX FUND                 MAY 31, 1996           STATEMENT OF NET ASSETS

   NUMBER                                                    MARKET
  OF SHARES                                                  VALUE
--------------------------------------------------------------------------------
             COMMON STOCKS - 98.45%

             ADVERTISING - 0.47%
    58,364   Omnicom Group, Inc.  . . . . . . . . .     $    2,546,130
                                                        --------------

             AEROSPACE/DEFENSE - 0.91%
    18,480   Gencorp Inc.   . . . . . . . . . . . .            279,510
    22,071   OEA, Inc.  . . . . . . . . . . . . . .            904,911
    21,855 * Rohr Industries, Inc.  . . . . . . . .            461,687
     5,000 * Sequa Corp. Class A  . . . . . . . . .            204,375
    51,774   Sundstrand Corp.   . . . . . . . . . .          1,825,033
    10,710   Teleflex Inc.  . . . . . . . . . . . .            493,999
    18,761   Thiokol Corp.  . . . . . . . . . . . .            771,546
                                                        --------------
                                                             4,941,061
                                                        --------------
             AIRLINES - 0.22%
    17,921 * Alaska Air Group, Inc.   . . . . . . .            463,706
    28,174   Atlantic Southeast Airlines, Inc.  . .            746,611
                                                        --------------
                                                             1,210,317
                                                        --------------
             APPAREL & PRODUCTS - 1.00%
     2,753   Angelica Corp.   . . . . . . . . . . .             67,793
    22,600 * Ann Taylor Stores Corp.  . . . . . . .            466,125
    42,453   Cintas Corp.   . . . . . . . . . . . .          2,271,235
    25,614   Claire's Stores, Inc.  . . . . . . . .            640,350
    37,014   CML Group, Inc.  . . . . . . . . . . .            198,950
    23,424 * Land's End, Inc.   . . . . . . . . . .            512,400
    43,300   Warnaco Group, Inc. Class A  . . . . .          1,228,638
                                                        --------------
                                                             5,385,491
                                                        --------------
             APPLIANCES/FURNISHINGS - 0.90%
    44,359   Heilig-Meyers Co   . . . . . . . . . .            914,905
    25,814   Herman Miller, Inc.  . . . . . . . . .            797,007
    29,101   Lancaster Colony Corp.   . . . . . . .          1,054,911
    69,576   Leggett & Platt, Inc.  . . . . . . . .          1,974,219
     2,604   National Presto Industries, Inc.   . .            105,462
                                                        --------------
                                                             4,846,504
                                                        --------------
             AUTO - ORIGINAL EQUIPMENT - 1.14%
    16,925   Arvin Industries, Inc.   . . . . . . .            414,663
     8,400   Carlisle Cos Inc.  . . . . . . . . . .            437,850
    44,942   Danaher Corp.  . . . . . . . . . . . .          1,865,093
    16,218   Donaldson Co., Inc.  . . . . . . . . .            425,722
    37,170   Federal-Mogul Corp.  . . . . . . . . .            682,999
    45,853   Mark IV Industries, Inc.   . . . . . .            997,303
    27,228   Modine Manufacturing Co.   . . . . . .            687,507
    23,200   Superior Industries International,Inc.            635,100
                                                        --------------
                                                             6,146,237
                                                        --------------
             AUTO - OTHER - 0.61%
    68,670   Harley-Davidson, Inc.  . . . . . . . .          3,287,576
                                                        --------------

             AUTO - REPLACEMENT PARTS - 0.13%
    16,221   Kaydon Corp.   . . . . . . . . . . . .            697,503
                                                        --------------

             BANKS - OTHER - 1.15%
    57,100   Firstar Corp.  . . . . . . . . . . . .          2,797,900
    65,372   State Street Boston Corp.  . . . . . .          3,407,515
                                                        --------------
                                                             6,205,415
                                                        --------------
             BANKS - REGIONAL - 5.75%
    28,734   Bancorp Hawaii, Inc.   . . . . . . . .          1,045,199
                                                        --------------

             BANKS - REGIONAL - Continued
    30,952   Central Fidelity Banks, Inc.   . . . .     $    1,060,106
    43,055   City National Corp.  . . . . . . . . .            661,971
    32,586   Crestar Financial Corp.  . . . . . . .          1,837,036
    22,018   Dauphin Deposit Corp.  . . . . . . . .            610,999
    52,343   First of America Bank Corp.  . . . . .          2,394,692
    64,361   First Security Corp.   . . . . . . . .          1,528,574
    64,402   First Tennessee National Corp.   . . .          2,165,517
    24,775   First Virginia Banks, Inc.   . . . . .            991,000
   113,700   Hibernia Corp. Class A   . . . . . . .          1,250,700
    86,148   Marshall & Ilsley Corp.  . . . . . . .          2,369,070
    59,334   Mercantile Bancorporation Inc.   . . .          2,788,698
    35,356   Mercantile Bankshares Corp.  . . . . .            914,836
    47,053   Northern Trust Corp.   . . . . . . . .          2,576,152
    57,209   Regions Financial Corp.  . . . . . . .          2,703,125
    76,487   SouthTrust Corp.   . . . . . . . . . .          2,093,832
    82,103   Summit Bancorporation  . . . . . . . .          2,986,497
    33,678   Wilmington Trust Corp.   . . . . . . .          1,111,374
                                                        --------------
                                                            31,089,378
                                                        --------------
             BEVERAGE - SOFT DRINKS - 0.64%
   108,303   Coca-Cola Enterprises Inc.   . . . . .          3,438,620
                                                        --------------

             BROADCASTING - 0.54%
    29,828   A.H. Belo Corp.  . . . . . . . . . . .          1,140,921
    26,387 * Chris-Craft Industries, Inc.   . . . .          1,078,569
    25,016   TCA Cable TV, Inc.   . . . . . . . . .            706,702
                                                        --------------
                                                             2,926,192
                                                        --------------
             BUILDING MATERIALS - 0.96%
    12,766   CalMat Co.   . . . . . . . . . . . . .            234,575
    28,900   Fastenal Co.   . . . . . . . . . . . .          1,300,500
    21,125   HON INDUSTRIES Inc.  . . . . . . . . .            591,500
    75,465   RPM, Inc.  . . . . . . . . . . . . . .          1,254,606
    12,000   Southdown, Inc.  . . . . . . . . . . .            277,500
    26,400   Vulcan Materials Co.   . . . . . . . .          1,518,000
                                                        --------------
                                                             5,176,681
                                                        --------------
             CHEMICAL - MAJOR - 0.21%
    49,625   Albemarle Corp.  . . . . . . . . . . .          1,116,563
                                                        --------------

             CHEMICAL - MISCELLANEOUS - 3.13%
    23,380   Betz Laboratories, Inc.  . . . . . . .          1,072,557
    34,337   Crompton & Knowles Corp.   . . . . . .            605,190
    14,268   Dexter Corp.   . . . . . . . . . . . .            408,422
   115,300   Ethyl Corp.  . . . . . . . . . . . . .          1,196,237
    22,547   Ferro Corp.  . . . . . . . . . . . . .            614,406
    32,633   Georgia Gulf Corp.   . . . . . . . . .          1,117,680
    14,064   H.B. Fuller Co.  . . . . . . . . . . .            474,660
    25,693   Lawter International, Inc.   . . . . .            295,470
    25,480   Loctite Corp.  . . . . . . . . . . . .          1,270,815
    59,319   Lubrizol Corp.   . . . . . . . . . . .          1,801,815
    67,278   Lyondell Petrochemical Co.   . . . . .          1,740,818
    34,824   M.A. Hanna Co.   . . . . . . . . . . .          1,197,075
    20,400   Minerals Technologies Inc.   . . . . .            742,050
     4,355   NCH Corp.  . . . . . . . . . . . . . .            247,146
    22,571   Olin Corp.   . . . . . . . . . . . . .          2,087,817
    23,025   Rollins, Inc.  . . . . . . . . . . . .            523,819
    37,373   Schulman A. Inc.   . . . . . . . . . .            967,026
    49,900 * Sterling Chemicals, Inc.   . . . . . .            573,850
                                                        --------------
                                                            16,936,853
                                                        --------------

MIDCAP INDEX FUND - CONTINUED      MAY 31, 1996          STATEMENT OF NET ASSETS

   NUMBER                                                    MARKET
  OF SHARES                                                  VALUE
--------------------------------------------------------------------------------
             COAL - 0.17%
    30,500   Pittston Brink's Group   . . . . . . .     $      922,625
                                                        --------------

             CONGLOMERATES - 1.04%
    43,498   Alexander & Baldwin, Inc.  . . . . . .          1,114,636
    43,700 * Litton Industries, Inc.  . . . . . . .          2,026,588
     5,100 * MAXXAM, Inc.   . . . . . . . . . . . .            218,663
    17,561   PHH Corp.  . . . . . . . . . . . . . .            972,440
    37,421   Trinity Industries, Inc.   . . . . . .          1,295,702
                                                        --------------
                                                             5,628,029
                                                        --------------
             CONTAINERS - PAPER - 0.74%
    15,614   Chesapeake Utilities Corp.   . . . . .            415,723
    40,722 * Sealed Air Corp.   . . . . . . . . . .          1,445,631
    78,836   Sonoco Products Co.  . . . . . . . . .          2,158,135
                                                        --------------
                                                             4,019,489
                                                        --------------
             COSMETICS/TOILETRIES - 0.30%
    35,088   Tambrands Inc.   . . . . . . . . . . .          1,618,434
                                                        --------------

             DRUGS - 3.77%
    27,904   Bergen Brunswig Corp. Class A  . . . .            742,944
    29,276 * Biogen, Inc.   . . . . . . . . . . . .          1,771,198
    42,046   Carter-Wallace Inc.  . . . . . . . . .            588,644
    54,088 * Centocor, Inc.   . . . . . . . . . . .          1,913,363
    34,070 * Chiron Corp.   . . . . . . . . . . . .          3,577,350
    37,341 * Forest Laboratories, Inc.  . . . . . .          1,540,316
    25,871 * Genzyme Corp.  . . . . . . . . . . . .          1,506,986
    94,836   IVAX Corp.   . . . . . . . . . . . . .          2,607,990
    35,700   McKesson Corp.   . . . . . . . . . . .          1,664,512
   107,334   Mylan Laboratories Inc.  . . . . . . .          2,039,346
    22,600 * R P Scherer Corp.  . . . . . . . . . .            949,200
    32,500 * Watson Pharmaceuticals, Inc.   . . . .          1,462,500
                                                        --------------
                                                            20,364,349
                                                        --------------
             ELECTRICAL EQUIPMENT - 2.55%
    74,286 * American Power Conversion Corp.  . . .            956,432
    34,331   AMETEK, Inc.   . . . . . . . . . . . .            738,117
    25,935   Hubbell Inc. Class B   . . . . . . . .          1,812,208
    87,633   Molex Inc.   . . . . . . . . . . . . .          2,793,302
    43,596 * Quantum Corp.  . . . . . . . . . . . .          1,040,854
    86,499 * Seagate Technology   . . . . . . . . .          5,081,816
    67,446 * Teradyne, Inc.   . . . . . . . . . . .          1,357,351
                                                        --------------
                                                            13,780,080
                                                        --------------
             ELECTRONIC INSTRUMENTS - 2.59%
    39,876 * Arrow Electronics, Inc.  . . . . . . .          1,963,893
    23,266 * Exabyte Corp.  . . . . . . . . . . . .            462,412
    63,000 * Integrated Device Technology, Inc.   .            811,125
    21,321 * MagneTek, Inc.   . . . . . . . . . . .            207,880
    59,779   Sensormatic Electronics Corp.  . . . .          1,068,550
    21,673 * Symbol Technologies, Inc.  . . . . . .            937,357
    70,840   Thermo Electron Corp.  . . . . . . . .          4,516,050
    27,816   Varian Associates, Inc.  . . . . . . .          1,585,512
    22,673 * VeriFone, Inc.   . . . . . . . . . . .          1,142,152
    47,355 * Vishay Intertechnology, Inc.   . . . .          1,308,182
                                                        --------------
                                                            14,003,113
                                                        --------------
             FERTILIZERS - 0.50%
    73,646   IMC Global Inc.  . . . . . . . . . . .     $    2,697,285
                                                        --------------

             FINANCE COMPANIES - 0.45%
    43,300   SunAmerica, Inc.   . . . . . . . . . .          2,424,800
                                                        --------------

             FOODS - 2.42%
    40,882   Dean Foods Co.   . . . . . . . . . . .            996,499
    49,209   Dole Food Co., Inc.  . . . . . . . . .          1,857,640
    15,118   Dreyer's Grand Ice Cream, Inc.   . . .            510,233
    43,136   Flowers Industries, Inc.   . . . . . .            679,392
    78,200   IBP, Inc.  . . . . . . . . . . . . . .          2,140,725
     8,212   International Multifoods Corp.   . . .            163,214
    18,171   J.M. Smucker Co. Class A   . . . . . .            370,234
    23,271   Lance, Inc.  . . . . . . . . . . . . .            386,880
    75,578   McCormick & Co., Inc.  . . . . . . . .          1,719,399
    20,676   Michaels Foods, Inc.   . . . . . . . .            211,929
   127,991   Tyson Foods, Inc. Class A  . . . . . .          3,135,779
    26,329   Universal Foods Corp.  . . . . . . . .            928,097
                                                        --------------
                                                            13,100,021
                                                        --------------
             FOOTWEAR - 0.45%
    33,800 * Nine West Group, Inc.  . . . . . . . .          1,643,525
    28,200 * Payless ShoeSource Inc.  . . . . . . .            793,125
                                                        --------------
                                                             2,436,650
                                                        --------------
             FREIGHT - 0.43%
    19,073   Airborne Freight Corp.   . . . . . . .            481,593
    21,560   American President Companies, Ltd.   .            568,645
    37,300   J.B. Hunt Transport Services, Inc.   .            708,700
    28,971   Overseas Shipholding Group Inc.  . . .            543,207
                                                        --------------
                                                             2,302,145
                                                        --------------
             GOLD MINING - 0.13%
    79,194   Battle Mountain Gold Co.   . . . . . .            692,948
                                                        --------------

             HARDWARE & TOOLS - 0.03%
     7,355   Lawson Products, Inc.  . . . . . . . .            169,165
                                                        --------------

             HEALTHCARE - 3.00%
    37,500 * Apria Healthcare Group, Inc.   . . . .          1,096,875
    43,453   Cardinal Health, Inc.  . . . . . . . .          2,775,560
    44,243 * Coram Healthcare Corp.   . . . . . . .            215,685
    37,576 * FHP International Corp.  . . . . . . .          1,070,916
    31,486 * Healthcare COMPARE Corp.   . . . . . .          1,523,135
   124,601 * HealthSouth Corp.  . . . . . . . . . .          4,361,035
    50,800 * Horizon/CMS Healthcare Corp.   . . . .            622,300
    88,064 * Laboratory Corp. of America  . . . . .            671,488
    12,018 * Laboratory Corp. of America
               (Warrants)   . . . . . . . . . . . .              6,760
    51,891 * NovaCare, Inc.   . . . . . . . . . . .            337,292
    27,400 * PacifiCare Health System, Inc.
               Class B    . . . . . . . . . . . . .          2,267,350
    47,585 * Value Health, Inc.   . . . . . . . . .          1,296,691
                                                        --------------
                                                            16,245,087
                                                        --------------
             HEAVY DUTY TRUCKS/PARTS - 0.15%
    31,704   Federal Signal Corp.   . . . . . . . .            796,563
                                                        --------------

MIDCAP INDEX FUND - CONTINUED      MAY 31, 1996          STATEMENT OF NET ASSETS

   NUMBER                                                    MARKET
  OF SHARES                                                  VALUE
--------------------------------------------------------------------------------
             HOME BUILDERS - 0.31%
    85,920   Clayton Homes, Inc.  . . . . . . . . .     $    1,653,960
                                                        --------------

             HOSPITAL MANAGEMENT - 1.38%
    45,600 * Foundation Health Corp.  . . . . . . .          1,812,600
    29,800 * Health Care & Retirement Corp.   . . .          1,076,525
    50,500 * Healthsource, Inc.   . . . . . . . . .          1,142,562
    40,200 * Medaphis Corp.   . . . . . . . . . . .          1,517,550
    61,400 * Vencor, Inc.   . . . . . . . . . . . .          1,941,775
                                                        --------------
                                                             7,491,012
                                                        --------------
             HOSPITAL SUPPLIES - 1.29%
    17,635 * Acuson Corp.   . . . . . . . . . . . .            337,269
    15,310 * Advanced Technology Laboratories,
               Inc.   . . . . . . . . . . . . . . .            539,678
    19,533   Beckman Instruments, Inc.  . . . . . .            710,513
    17,568 * Datascope Corp.  . . . . . . . . . . .            311,832
    26,400   DENTSPLY International Inc.  . . . . .          1,135,200
     8,109   Diagnostic Products Corp.  . . . . . .            305,101
    25,968 * Nellcor Puritan Bennett Inc.   . . . .          1,415,256
    42,691   Stryker Corp.  . . . . . . . . . . . .          2,209,259
                                                        --------------
                                                             6,964,108
                                                        --------------
             HOUSEHOLD PRODUCTS - 0.59%
    62,200 * Bed Bath & Beyond, Inc.  . . . . . . .          1,749,375
    10,314   Church & Dwight Co., Inc.  . . . . . .            206,280
    31,246   First Brands Corp.   . . . . . . . . .            773,339
    15,764   Stanhome Inc.  . . . . . . . . . . . .            457,156
                                                        --------------
                                                             3,186,150
                                                        --------------
             INFORMATION PROCESSING - 9.85%
    59,550   Adobe Systems Inc.   . . . . . . . . .          2,210,794
    69,000 * America Online, Inc.   . . . . . . . .          3,898,500
    27,562 * AST Research, Inc.   . . . . . . . . .            223,941
    40,452 * BMC Software, Inc.   . . . . . . . . .          2,548,476
    29,321 * Borland International, Inc.  . . . . .            394,001
    46,119 * Cadence Design Systems, Inc.   . . . .          2,617,253
    37,539   Comdisco, Inc.   . . . . . . . . . . .          1,032,323
    39,800 * Compuware Corp.  . . . . . . . . . . .          1,562,150
    76,612 * Dell Computer Corp.  . . . . . . . . .          4,242,389
    38,334   Diebold, Inc.  . . . . . . . . . . . .          1,461,484
    45,400 * Electronic Arts  . . . . . . . . . . .          1,435,775
    41,664 * FIserv, Inc.   . . . . . . . . . . . .          1,307,208
    30,968 * Information Resources, Inc.  . . . . .            387,100
   121,100 * Informix Corp.   . . . . . . . . . . .          2,755,025
     9,514   Measurex Corp.   . . . . . . . . . . .            274,717
    53,907 * Mentor Graphics Corp.  . . . . . . . .            963,588
   103,184 * Parametric Technology Corp.  . . . . .          4,720,668
    61,038   Paychex Inc.   . . . . . . . . . . . .          2,685,672
    17,418 * Policy Management Systems Corp.  . . .            931,863
    37,654   Reynolds and Reynolds Co. Class A  . .          1,877,993
    34,725 * Sequent Computer Systems, Inc.   . . .            460,106
    39,300 * Solectron Corp.  . . . . . . . . . . .          1,704,637
    46,890 * Storage Technology Corp.   . . . . . .          1,605,982
    60,100 * Stratacom, Inc.  . . . . . . . . . . .          3,267,937
    24,425 * Stratus Computer, Inc.   . . . . . . .            720,538
    27,773 * Structural Dynamics Research Corp.   .            791,531
    45,312 * Symantec Corp.   . . . . . . . . . . .            713,664

             INFORMATION PROCESSING - Continued
    70,600 * U. S. Robotics Corp.   . . . . . . . .     $    6,477,550
                                                        --------------
                                                            53,272,865
                                                        --------------
             INSURANCE -  CASUALTY - 1.00%
    55,933   American Financial Group, Inc.   . . .          1,677,990
    56,962   Progressive Corp.  . . . . . . . . . .          2,634,492
    17,018   Transatlantic Holdings, Inc.   . . . .          1,093,407
                                                        --------------
                                                             5,405,889
                                                        --------------
             INSURANCE - MISCELLANEOUS - 0.15%
    17,766   Hartford Steam Boiler Inspection &
               Insurance Co.    . . . . . . . . . .            823,898
                                                        --------------

             INSURANCE - MULTILINE - 0.93%
   117,225   AFLAC Inc.   . . . . . . . . . . . . .          3,531,403
    42,486   Provident Companies Inc.   . . . . . .          1,524,185
                                                        --------------
                                                             5,055,588
                                                        --------------
             LEISURE TIME - 2.12%
    62,300   Callaway Golf Co.  . . . . . . . . . .          1,876,788
    84,525 * Circus Circus Enterprises, Inc.  . . .          3,518,353
   116,102   International Game Technology  . . . .          1,843,119
    74,445 * Mirage Resorts Inc.  . . . . . . . . .          4,234,059
                                                        --------------
                                                            11,472,319
                                                        --------------
             LODGING - 1.21%
    88,200 * HFS Inc.   . . . . . . . . . . . . . .          5,501,475
    38,300 * Promus Hotel Corp.   . . . . . . . . .          1,053,250
                                                        --------------
                                                             6,554,725
                                                        --------------
             MACHINERY - CONSTRUCTION &
             CONTRACTS - 0.15%
    17,271   Granite Construction Inc.  . . . . . .            382,121
    16,268 * Jacobs Engineering Group Inc.  . . . .            437,202
                                                        --------------
                                                               819,323
                                                        --------------
             MACHINERY - INDUSTRIAL/
             SPECIALTY - 1.74%
    29,273   Albany International Corp. Class A   .            589,119
    25,318   Duriron Co., Inc.  . . . . . . . . . .            715,233
    25,925   Goulds Pumps, Inc.   . . . . . . . . .            615,719
    29,576   Keystone International, Inc.   . . . .            646,975
    12,514   Nordson Corp.  . . . . . . . . . . . .            738,326
    33,433   Stewart & Stevenson Services, Inc.   .            835,825
    18,300   Tecumseh Products Co. Class A  . . . .          1,033,950
    48,792   Tidewater Inc.   . . . . . . . . . . .          2,012,670
    27,624   Watts Industries, Inc. Class A   . . .            521,403
    32,000   York International Corp.   . . . . . .          1,692,000
                                                        --------------
                                                             9,401,220
                                                        --------------
             MEDICAL TECHNOLOGY - 0.02%
    12,788 * Applied Bioscience International Inc.             116,691
                                                        --------------

             MERCHANDISE - DRUG - 0.36%
    66,600 * Perrigo Co.  . . . . . . . . . . . . .            749,250
    50,700 * Revco D.S., Inc.   . . . . . . . . . .          1,204,125
                                                        --------------
                                                             1,953,375
                                                        --------------

MIDCAP INDEX FUND - CONTINUED      MAY 31, 1996          STATEMENT OF NET ASSETS

   NUMBER                                                    MARKET
  OF SHARES                                                  VALUE
--------------------------------------------------------------------------------
             MERCHANDISE - SPECIALTY - 3.71%
    40,800 * Best Buy Co., Inc.   . . . . . . . . .     $      928,200
     3,857   Cross (A.T.) Co. Class A   . . . . . .             61,712
    66,646   Dollar General Corp.   . . . . . . . .          1,849,426
    16,423   Duty Free International, Inc.  . . . .            246,345
    41,100   Fingerhut Companies, Inc.  . . . . . .            631,913
    22,271 * Gibson Greetings, Inc.   . . . . . . .            320,146
     6,657   Hancock Fabrics, Inc.  . . . . . . . .             75,723
    83,964 * Home Shopping Network, Inc.  . . . . .          1,206,982
    33,027   Intelligent Electronics, Inc.  . . . .            324,077
    66,800 * Kohl's Corp.   . . . . . . . . . . . .          2,212,750
    23,821 * Mac Frugal's Bargains Close-outs Inc.             452,599
    31,400 * Micro Warehouse, Inc.  . . . . . . . .          1,224,600
   125,337 * Office Depot, Inc.   . . . . . . . . .          3,211,761
    53,711   Sotheby's Holdings, Inc.   . . . . . .            765,382
   127,350 * Staples, Inc.  . . . . . . . . . . . .          2,547,000
    15,768   Tiffany & Co.  . . . . . . . . . . . .          1,196,397
    69,600 * Viking Office Products, Inc.   . . . .          1,992,300
    31,086 * Waban Inc.   . . . . . . . . . . . . .            831,551
                                                        --------------
                                                            20,078,864
                                                        --------------
             MERCHANDISING - FOOD - 0.54%
    29,900   Hannaford Bros. Co.  . . . . . . . . .            945,587
    27,500   Ruddick Corp.  . . . . . . . . . . . .            371,250
    13,668   Savannah Foods & Industries, Inc.  . .            169,142
    39,688 * Vons Companies, Inc.   . . . . . . . .          1,448,612
                                                        --------------
                                                             2,934,591
                                                        --------------
             MERCHANDISING - MASS - 0.29%
    40,007   Family Dollar Stores, Inc.   . . . . .            680,119
    18,100 * Fred Meyer, Inc.   . . . . . . . . . .            522,638
    66,624 * Service Merchandise Co., Inc.  . . . .            358,104
                                                        --------------
                                                             1,560,861
                                                        --------------
             METALS - ALUMINUM - 0.25%
    40,267 * Alumax Inc.  . . . . . . . . . . . . .          1,338,878
                                                        --------------

             METALS - MISCELLANEOUS - 0.41%
    17,700   Brush Wellman Inc.   . . . . . . . . .            331,875
    27,806   Kennametal Inc.  . . . . . . . . . . .          1,032,298
    19,950   Precision Castparts Corp.  . . . . . .            852,862
                                                        --------------
                                                             2,217,035
                                                        --------------
             METALS - STEEL - 0.77%
    60,152   Allegheny Ludlum Corp.   . . . . . . .          1,203,040
     9,010   Carpenter Technology Corp.   . . . . .            325,486
    12,857   Cleveland-Cliffs Inc.  . . . . . . . .            515,887
    21,721   Harsco Corp.   . . . . . . . . . . . .          1,409,150
    15,516   Lukens Inc.  . . . . . . . . . . . . .            416,993
    18,323   Oregon Steel Mills, Inc.   . . . . . .            293,168
                                                        --------------
                                                             4,163,724
                                                        --------------
             MISCELLANEOUS - 2.12%
    18,836 * Castle & Cooke, Inc.   . . . . . . . .            329,630
   134,500   Equifax Inc.   . . . . . . . . . . . .          3,328,875
    22,386   FlightSafety International, Inc.   . .          1,234,028
    23,400 * Jones Apparel Group, Inc.  . . . . . .          1,193,400

             MISCELLANEOUS - Continued
    30,303   Kelly Services Inc. Class A  . . . . .     $      901,514
    68,100   Manpower Inc.  . . . . . . . . . . . .          2,621,850
    59,750   Olsten Corp.   . . . . . . . . . . . .          1,837,313
                                                        --------------
                                                            11,446,610
                                                        --------------
             NATURAL GAS - DIVERSIFIED - 0.80%
    34,600   El Paso Natural Gas Co.  . . . . . . .          1,254,250
    40,843   Questar Corp.  . . . . . . . . . . . .          1,337,608
    35,232 * Seagull Energy Corp.   . . . . . . . .            792,720
    34,191   Valero Energy Corp.  . . . . . . . . .            940,253
                                                        --------------
                                                             4,324,831
                                                        --------------
             OIL - INTEGRATED DOMESTIC - 0.52%
    28,873   Diamond Shamrock, Inc.   . . . . . . .            949,200
    27,580   MAPCO Inc.   . . . . . . . . . . . . .          1,592,745
    17,614   Quaker State Corp.   . . . . . . . . .            270,815
                                                        --------------
                                                             2,812,760
                                                        --------------
             OIL - INTEGRATED
             INTERNATIONAL - 0.30%
    36,846   Murphy Oil Corp.   . . . . . . . . . .          1,625,830
                                                        --------------

             OIL - SERVICE - PRODUCTS - 0.40%
    68,825 * Parker Drilling Co.  . . . . . . . . .            490,378
    19,186 * Varco International, Inc.  . . . . . .            318,967
    42,582 * Weatherford Enterra, Inc.  . . . . . .          1,341,333
                                                        --------------
                                                             2,150,678
                                                        --------------
             OIL - SERVICES - 1.51%
    25,621 * BJ Services Co.  . . . . . . . . . . .            864,709
    54,800 * ENSCO International, Inc.  . . . . . .          1,664,550
   139,115 * Global Marine Inc.   . . . . . . . . .          1,704,159
    68,339 * Nabors Industries, Inc.  . . . . . . .          1,050,712
    37,846 * Smith International, Inc.  . . . . . .          1,192,149
    52,646   Witco Corp.  . . . . . . . . . . . . .          1,678,091
                                                        --------------
                                                             8,154,370
                                                        --------------
             OIL/GAS PRODUCERS - 1.63%
    51,155   Anadarko Petroleum Corp.   . . . . . .          2,749,581
    59,998   Apache Corp.   . . . . . . . . . . . .          1,717,443
    63,280   Cabot Corp.  . . . . . . . . . . . . .          1,732,290
    45,335   Noble Affiliates, Inc.   . . . . . . .          1,535,723
    24,700   Parker & Parsley Petroleum Co.   . . .            602,063
    65,166   Ranger Oil Ltd   . . . . . . . . . . .            488,745
                                                        --------------
                                                             8,825,845
                                                        --------------
             PAPER/FOREST PRODUCTS - 1.39%
    36,439   Bowater Inc.   . . . . . . . . . . . .          1,434,786
    34,435   Consolidated Papers, Inc.  . . . . . .          1,799,229
    36,739   Longview Fibre Co.   . . . . . . . . .            619,971
    28,700   P H Glatfelter Co.   . . . . . . . . .            505,837
    40,176   Pentair Inc.   . . . . . . . . . . . .          1,074,708
    27,800   Rayonier Inc.  . . . . . . . . . . . .          1,042,500
    18,270   Standard Register Co.  . . . . . . . .            511,560
    25,161   Wausau Paper Mills Co.   . . . . . . .            534,671
                                                        --------------
                                                             7,523,262
                                                        --------------

MIDCAP INDEX FUND - CONTINUED      MAY 31, 1996          STATEMENT OF NET ASSETS

   NUMBER                                                    MARKET
  OF SHARES                                                  VALUE
--------------------------------------------------------------------------------
             PHOTOGRAPHY - 0.01%
     3,753   CPI Corp.  . . . . . . . . . . . . . .     $       61,455
                                                        --------------

             POLLUTION CONTROL - 0.43%
    24,533   Calgon Carbon Corp.  . . . . . . . . .            315,862
    68,800 * USA Waste Services, Inc.   . . . . . .          2,029,600
                                                        --------------
                                                             2,345,462
                                                        --------------
             PUBLISHING - NEWS - 0.84%
    31,700   Lee Enterprises, Inc.  . . . . . . . .            740,987
    18,468   Media General, Inc. Class A  . . . . .            692,550
     9,861   Washington Post Co. Class B  . . . . .          3,084,028
                                                        --------------
                                                             4,517,565
                                                        --------------
             PUBLISHING/PRINTING - 0.81%
    33,286   Banta Corp.  . . . . . . . . . . . . .            798,864
     3,857   Ennis Business Forms, Inc.   . . . . .             41,945
    24,625 * Golden Books Family Entertainment,
               Inc.   . . . . . . . . . . . . . . .            338,594
    16,616   Houghton Mifflin Co.   . . . . . . . .            787,183
    15,500 * Scholastic Corp.   . . . . . . . . . .            964,875
    53,800 * Topps Co. Inc.   . . . . . . . . . . .            336,250
    18,514   Wallace Computer Services, Inc.  . . .          1,110,840
                                                        --------------
                                                             4,378,551
                                                        --------------
             RAILROAD - 0.72%
    16,312   GATX Corp.   . . . . . . . . . . . . .            734,040
    59,477   Illinois Central Corp.   . . . . . . .          1,776,875
    31,632   Kansas City Southern Industries, Inc.           1,407,624
                                                        --------------
                                                             3,918,539
                                                        --------------
             RESTAURANTS - 1.31%
    40,133   Bob Evans Farms, Inc.  . . . . . . . .            607,012
    57,255 * Brinker International, Inc.  . . . . .            959,021
    24,732 * Buffets, Inc.  . . . . . . . . . . . .            312,242
    56,866   Cracker Barrel Old Country Store, Inc.          1,506,949
    12,780 * International Dairy Queen, Inc.
               Class A    . . . . . . . . . . . . .            268,380
    34,500 * Lone Star Steakhouse & Saloon, Inc.  .          1,392,937
    40,000 * Outback Steakhouse Inc.  . . . . . . .          1,515,000
    19,988   Sbarro, Inc.   . . . . . . . . . . . .            532,180
                                                        --------------
                                                             7,093,721
                                                        --------------
             SECURITIES RELATED - 2.63%
    71,276   A.G. Edwards, Inc.   . . . . . . . . .          1,826,448
   105,804   Bear Stearns Co. Inc.  . . . . . . . .          2,552,529
   154,452   Charles Schwab Corp.   . . . . . . . .          3,745,461
    74,268   Franklin Resources, Inc.   . . . . . .          4,353,961
    80,600   Paine Webber Group Inc.  . . . . . . .          1,763,125
                                                        --------------
                                                            14,241,524
                                                        --------------
             SEMICONDUCTORS - 3.20%
    37,120 * Altera Corp.   . . . . . . . . . . . .          1,795,680
    92,629 * Analog Devices, Inc.   . . . . . . . .          2,558,876
    80,600 * Atmel Corp.  . . . . . . . . . . . . .          2,861,300
    39,888   Avnet, Inc.  . . . . . . . . . . . . .          2,054,232
    50,136 * Cirrus Logic, Inc.   . . . . . . . . .          1,065,390

             SEMICONDUCTORS - Continued
    75,682 * Cypress Semiconductor Corp.  . . . . .     $    1,040,627
    60,854   Linear Technology Corp.  . . . . . . .          2,099,463
    52,100 * Maxim Integrated Products, Inc.  . . .          1,771,400
    59,181 * Xilinx, Inc.   . . . . . . . . . . . .          2,056,540
                                                        --------------
                                                            17,303,508
                                                        --------------
             TELECOMMUNICATIONS - 2.96%
    54,164 * ADC Telecommunications, Inc.   . . . .          2,491,544
    46,242   COMSAT Corp.   . . . . . . . . . . . .          1,312,117
   137,046   Frontier Corp.   . . . . . . . . . . .          4,385,472
   175,200 * Nextel Communications, Inc. Class A  .          3,635,400
    41,940 * Octel Communications Corp.   . . . . .          1,027,530
    92,101 * 360 Communications Co.   . . . . . . .          2,129,835
    42,040 * Vanguard Cellular Systems, Inc.
               Class A    . . . . . . . . . . . . .          1,014,215
                                                        --------------
                                                            15,996,113
                                                        --------------
             TEXTILE - PRODUCTS - 0.76%
    45,300 * Burlington Industries, Inc.  . . . . .            577,575
   108,910   Shaw Industries Inc.   . . . . . . . .          1,415,830
    54,921   Unifi, Inc.  . . . . . . . . . . . . .          1,524,058
    26,284   Wellman, Inc.  . . . . . . . . . . . .            594,675
                                                        --------------
                                                             4,112,138
                                                        --------------
             TOBACCO - 0.15%
    31,835   Universal Corp.  . . . . . . . . . . .            807,813
                                                        --------------

             TRUCKERS - 0.05%
    17,614   Arnold Industries, Inc.  . . . . . . .            270,815
                                                        --------------

             UTILITIES - COMMUNICATION - 1.21%
    52,750   Century Telephone Enterprises, Inc.  .          1,714,375
    23,318   Lincoln Telecommunications Co.   . . .            384,747
    53,064   Southern New England
               Telecommunications Corp.   . . . . .          2,288,385
    49,291   Telephone and Data Systems, Inc.   . .          2,150,320
                                                        --------------
                                                             6,537,827
                                                        --------------
             UTILITIES - ELECTRIC - 9.89%
    56,836 * AES Corp.  . . . . . . . . . . . . . .          1,577,199
    99,814   Allegheny Power System, Inc.   . . . .          2,932,036
    49,435   Atlantic Energy, Inc.  . . . . . . . .            834,216
     3,853   Black Hills Corp.  . . . . . . . . . .             92,954
    36,400 * Calenergy, Inc.  . . . . . . . . . . .            973,700
     8,959   Central Louisiana Electric Co., Inc.              238,533
    30,416   Central Maine Power Co.  . . . . . . .            406,814
    82,464   CMS Energy Corp.   . . . . . . . . . .          2,370,840
    54,537   Delmarva Power & Light Co.   . . . . .          1,070,289
    78,862   Florida Progress Corp.   . . . . . . .          2,602,446
    17,366   Hawaiian Electric Industries, Inc.   .            590,444
    22,423   Idaho Power Co.  . . . . . . . . . . .            655,873
    59,100   Illinova Corp.   . . . . . . . . . . .          1,551,375
    11,759   Indiana Energy, Inc.   . . . . . . . .            279,276
    51,264   IPALCO Enterprises, Inc.   . . . . . .          1,288,008
    56,619   Kansas City Power & Light Co.  . . . .          1,479,171
    62,942   LG&E Energy Corp.  . . . . . . . . . .          1,329,650
    68,934   MidAmerican Energy Co.   . . . . . . .          1,180,495

MIDCAP INDEX FUND - CONTINUED      MAY 31, 1996          STATEMENT OF NET ASSETS

   NUMBER                                                    MARKET
  OF SHARES                                                  VALUE
--------------------------------------------------------------------------------
             UTILITIES - ELECTRIC - Continued
    16,218   Minnesota Power & Light Co.  . . . . .     $      435,859
    57,557   Montana Power Co.  . . . . . . . . . .          1,251,865
    27,833   Nevada Power Co.   . . . . . . . . . .            553,181
    63,017   New England Electric System  . . . . .          2,118,947
    65,521   New York State Electric & Gas Corp.  .          1,498,793
    57,472   NIPSCO Industries, Inc.  . . . . . . .          2,140,832
   121,233   Northeast Utilities  . . . . . . . . .          1,757,878
    41,346   Oklahoma Gas and Electric Co.  . . . .          1,576,316
    76,223   Pinnacle West Capital Corp.  . . . . .          2,019,909
    34,491   Portland General Corp.   . . . . . . .          1,017,484
   109,264   Potomac Electric Power Co.   . . . . .          2,786,232
    57,112   Public Service Co. of Colorado   . . .          1,891,835
    41,437   Public Service Co. of New Mexico   . .            776,944
    67,362   Puget Sound Power & Light Co.  . . . .          1,583,007
    87,988   SCANA Corp.  . . . . . . . . . . . . .          2,298,686
    40,248   Southwestern Public Service Co.  . . .          1,232,595
   104,520   TECO Energy, Inc.  . . . . . . . . . .          2,469,285
    32,788   UtiliCorp United Inc.  . . . . . . . .            897,572
    27,024   Washington Gas Light Co.   . . . . . .            560,748
    93,652   Wisconsin Energy Corp.   . . . . . . .          2,622,256
    16,916   WPL Holdings, Inc.   . . . . . . . . .            511,709
                                                        --------------
                                                            53,455,252
                                                        --------------
             UTILITIES - GAS, DISTRIBUTION - 1.11%
    60,836   AGL Resources, Inc.  . . . . . . . . .          1,072,234
    32,905   Brooklyn Union Gas Co.   . . . . . . .            880,209
    57,768   MCN Corp.  . . . . . . . . . . . . . .          1,371,990
    35,578   National Fuel Gas Co.  . . . . . . . .          1,222,993
    28,982   Tosco Corp.  . . . . . . . . . . . . .          1,434,610
                                                        --------------
                                                             5,982,036
                                                        --------------
             WATER SERVICES - 0.15%
    22,300   American Water Works Co., Inc.   . . .            794,438
                                                        --------------

             TOTAL COMMON STOCKS
             (Cost $417,231,837)  . . . . . . . . .        532,297,323
                                                        --------------

   PAR
  VALUE
----------
             CORPORATE SHORT TERM
             COMMERCIAL PAPER - 1.39%

             FINANCE COMPANIES - 0.11%
$  608,000   Ford Motor Credit Co.,
               5.29% due 6/4/96   . . . . . . . . .            607,732
                                                        --------------

             MACHINERY - INDUSTRIAL/
             SPECIALTY - 1.28%
 6,924,000   Cooper Industries, Inc.,
               5.40% due 6/3/96   . . . . . . . . .          6,921,923
                                                        --------------

     PAR                                                    MARKET
    VALUE                                                   VALUE
--------------------------------------------------------------------------------
             TOTAL CORPORATE SHORT TERM
             COMMERCIAL PAPER
             (Cost $7,529,655)  . . . . . . . . . .     $    7,529,655
                                                        --------------

             UNITED STATES GOVERNMENT -
             SHORT TERM - 0.04%

             U.S. TREASURY BILLS - 0.04%
$  200,000   United States Treasury Bills,
               4.93% due 6/20/96 (Cost $199,479)  .            199,479
                                                        --------------

             TOTAL INVESTMENTS
             (Cost $424,960,971) - 99.88%   . . . .        540,026,457
             Other assets and liabilities, net - 0.12%         661,102
                                                        --------------

             NET ASSETS (equivalent
               to $19.09 per share on
               28,321,727 shares
               outstanding)- 100%   . . . . . . . .     $  540,687,559
                                                        --------------

           * Non-income producing

                                                          UNREALIZED
  CONTRACTS                                              APPRECIATION
                                                        (DEPRECIATION)
--------------------------------------------------------------------------------
             FUTURES CONTRACTS PURCHASED(1)
             (Delivery month/Value at 5/31/96)
     59 (2)    S&P MidCap 400 Index Futures
               (June/$239.25)   . . . . . . . . . .     $       58,575
      4 (2)    S&P MidCap 400 Index Futures
               (September/$241.65)  . . . . . . . .             (2,900)
                                                        --------------
                                                        $       55,675
                                                        --------------

               (1) U.S.Treasury Bills with a market value of approximately $200,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.
               (2)  Per 500

--------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  28,321,727 shares outstanding . . . . . . . . . .     $      283,217
Additional paid in capital  . . . . . . . . . . . .        392,097,961
Undistributed net realized gain on securities . . .         33,130,917
Undistributed net investment income . . . . . . . .             54,303
Unrealized appreciation of:
Investments . . . . . . . . . . . .    $   115,065,486
   Futures  . . . . . . . . . . . .             55,675     115,121,161
                                       ---------------  --------------
Net Assets Applicable to Shares
 Outstanding      . . . . . . . . . . . . . . . . .     $ 540,687,559
                                                        --------------

SEE NOTES TO FINANCIAL STATEMENTS.

MIDCAP INDEX FUND                                           FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1996

INVESTMENT INCOME:
Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   8,036,632
Interest  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           419,613
                                                                                                          -------------
    Total investment income   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         8,456,245
                                                                                                          -------------

EXPENSES:
Advisory fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,666,107
Custodian and accounting services . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           197,231
Reports to shareholders . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            47,376
Audit fees and tax services . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            15,811
Directors' fees and expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            16,981
Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            32,480
                                                                                                          -------------
    Total expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,975,986
                                                                                                          -------------
NET INVESTMENT INCOME . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         6,480,259
                                                                                                          -------------

REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on:
    Investments   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $  32,518,426
    Futures contracts   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          924,360     33,442,786
                                                                                           -------------
Net unrealized appreciation during the year:
    Investments   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       76,364,198
    Futures contracts   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           28,825     76,393,023
                                                                                           -------------  -------------
        Net realized and unrealized gain on securities during the year  . . . . . . . . . . . . . . .       109,835,809
                                                                                                          -------------
INCREASE IN NET ASSETS RESULTING  FROM OPERATIONS . . . . . . . . . . . . . . . . . . . . . . . . . .     $ 116,316,068
                                                                                                          -------------

STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:

                                                                                                1996           1995
                                                                                          -----------------------------
OPERATIONS:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $   6,480,259  $   6,497,943
Net realized gain on securities . . . . . . . . . . . . . . . . . . . . . . . . . . . .       33,442,786     17,285,230
Net unrealized appreciation of securities during the year . . . . . . . . . . . . . . .       76,393,023     24,441,688
                                                                                           ----------------------------
    Increase in net assets resulting from operations  . . . . . . . . . . . . . . . . .      116,316,068     48,224,861
                                                                                           ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (6,584,543)    (6,508,350)
Net realized gain on securities . . . . . . . . . . . . . . . . . . . . . . . . . . . .      (17,378,059)   (11,552,354)
                                                                                           ----------------------------
    Decrease in net assets resulting from distributions to shareholders   . . . . . . .      (23,962,602)   (18,060,704)
                                                                                           ----------------------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold  . . . . . . . . . . . . . . . . . . . . . . . . . . .       43,226,671     49,716,369
Proceeds from capital stock issued for distributions reinvested . . . . . . . . . . . .       23,962,602     18,060,704
                                                                                           ----------------------------
                                                                                              67,189,273     67,777,073
Cost of capital stock repurchased . . . . . . . . . . . . . . . . . . . . . . . . . . .      (26,411,830)   (39,425,302)
                                                                                           ----------------------------
    Increase in net assets resulting from capital stock transactions  . . . . . . . . .       40,777,443     28,351,771
                                                                                           ----------------------------
TOTAL INCREASE IN NET ASSETS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      133,130,909     58,515,928
NET ASSETS:
Beginning of year . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      407,556,650    349,040,722
                                                                                           ----------------------------
End of year (including undistributed net investment income of $54,303 and $158,587) . .    $ 540,687,559  $ 407,556,650
                                                                                           ----------------------------
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        2,455,783      3,399,417
Shares issued for distributions reinvested  . . . . . . . . . . . . . . . . . . . . . .        1,381,367      1,269,279
Shares of capital stock repurchased   . . . . . . . . . . . . . . . . . . . . . . . . .       (1,503,393)    (2,681,672)
                                                                                           ----------------------------
    Increase in shares outstanding  . . . . . . . . . . . . . . . . . . . . . . . . . .        2,333,757      1,987,024
Shares outstanding:
    Beginning of year   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       25,987,970     24,000,946
                                                                                           ----------------------------
    End of year   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       28,321,727     25,987,970
                                                                                           ----------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

SMALL CAP INDEX FUND              MAY 31, 1996           STATEMENT OF NET ASSETS

   NUMBER                                                      MARKET
  OF SHARES                                                    VALUE
--------------------------------------------------------------------------------
             COMMON STOCKS - 95.34%
             ADVERTISING - 0.58%
     5,200 * Acxiom Corp.   . . . . . . . . . . . .     $      162,500
     5,025   ADVO, Inc.   . . . . . . . . . . . . .             54,647
     2,700 * American Business Information, Inc.  .             49,613
     2,600 * Catalina Marketing Corp.   . . . . . .            201,500
       600   Grey Advertising, Inc.   . . . . . . .            137,400
       450   Harte-Hanks Communications   . . . . .             11,869
     4,700 * National Media Corp.   . . . . . . . .             87,537
     8,100   True North Communications Inc.   . . .            208,575
     8,100 * Westwood One, Inc.   . . . . . . . . .            141,750
                                                        --------------
                                                             1,055,391
                                                        --------------
             AEROSPACE/DEFENSE - 1.38%
     2,600 * Alliant Techsystems Inc.   . . . . . .            124,800
     6,700   Aviall, Inc.   . . . . . . . . . . . .             67,000
     7,400 * BE Aerospace, Inc.   . . . . . . . . .            107,300
       400   Cubic Corp.  . . . . . . . . . . . . .             13,400
     6,900   Gencorp Inc.   . . . . . . . . . . . .            104,363
    14,500 * Geotek Communications, Inc.  . . . . .            201,187
     5,100   Logicon, Inc.  . . . . . . . . . . . .            147,900
     1,000 * Nortek, Inc.   . . . . . . . . . . . .             14,250
     5,800   OEA, Inc.  . . . . . . . . . . . . . .            237,800
     6,200 * Orbital Sciences Corp.   . . . . . . .            110,825
     7,900 * Rohr Industries, Inc.  . . . . . . . .            166,888
     9,100 * SCI Systems, Inc.  . . . . . . . . . .            409,500
     3,600 * Sequa Corp. Class A  . . . . . . . . .            147,150
     2,000 * Special Devices, Inc.  . . . . . . . .             40,000
     2,000 * Tech-Sym Corp.   . . . . . . . . . . .             68,250
     3,700   Teleflex Inc.  . . . . . . . . . . . .            170,662
     4,800   Thiokol Corp.  . . . . . . . . . . . .            197,400
     6,400 * Trimble Navigation Ltd   . . . . . . .            154,400
       600 * Whittaker Corp.  . . . . . . . . . . .             11,550
                                                        --------------
                                                             2,494,625
                                                        --------------
             AIRLINES - 0.98%
     3,800 * Alaska Air Group, Inc.   . . . . . . .             98,325
    12,300 * America West Airlines, Inc. Class B  .            250,612
    10,012   Comair Holdings, Inc.  . . . . . . . .            262,815
     6,500 * Continental Airlines, Inc. Class B   .            369,687
     5,350   Expeditors International of
               Washington, Inc.   . . . . . . . . .            165,181
     5,400   Harper Group, Inc.   . . . . . . . . .            110,700
     9,700 * Mesa Airlines, Inc.  . . . . . . . . .            128,525
     1,300   SkyWest, Inc.  . . . . . . . . . . . .             24,863
     7,300   Tower Air, Inc.  . . . . . . . . . . .             42,888
    15,100 * USAir Group, Inc.  . . . . . . . . . .            298,225
     1,700 * Worldcorp Inc.   . . . . . . . . . . .             13,175
                                                        --------------
                                                             1,764,996
                                                        --------------
             APPAREL & PRODUCTS - 1.49%
     4,400   Angelica Corp.   . . . . . . . . . . .            108,350
     5,000 * Ann Taylor Stores Corp.  . . . . . . .            103,125
     7,100   Authentic Fitness Corp.  . . . . . . .            134,900
     2,200   Blair Corp.  . . . . . . . . . . . . .             54,725
     8,150   Cato Corp.   . . . . . . . . . . . . .             61,889
     5,800 * Chic By H. I. S., Inc.   . . . . . . .             34,800
     8,550   Claire's Stores, Inc.  . . . . . . . .            213,750

             APPAREL & PRODUCTS - Continued
     3,100   CML Group, Inc.  . . . . . . . . . . .     $       16,663
     5,400 * Designs, Inc.  . . . . . . . . . . . .             35,100
     2,000 * Donnkenny, Inc.  . . . . . . . . . . .             38,000
     9,400 * Dress Barn, Inc.   . . . . . . . . . .            110,450
     1,200   Fab Industries, Inc.   . . . . . . . .             34,950
     5,250 * Goody's Family Clothing, Inc.  . . . .             52,500
     6,400 * Gymboree Corp.   . . . . . . . . . . .            217,600
     2,300   Haggar Corp.   . . . . . . . . . . . .             33,925
     2,700 * Hartmarx Corp.   . . . . . . . . . . .             16,875
       400 * Johnson Worldwide Associates, Inc.   .              6,950
     5,550   Kellwood Co.   . . . . . . . . . . . .             95,737
     4,000 * Men's Wearhouse, Inc.  . . . . . . . .            135,000
     9,900 * Nautica Enterprises, Inc.  . . . . . .            247,500
     6,300   OshKosh B'Gosh, Inc. Class A   . . . .            112,219
     3,700   Oxford Industries, Inc.  . . . . . . .             67,525
     1,700   Phillips-Van Heusen Corp.  . . . . . .             22,737
     6,600   Ross Stores, Inc.  . . . . . . . . . .            259,050
     3,600   St. John Knits, Inc.   . . . . . . . .            152,100
     3,000 * Today's Man, Inc.  . . . . . . . . . .              6,000
    16,600 * Tultex Corp.   . . . . . . . . . . . .             89,225
     8,600   UniFirst Corp.   . . . . . . . . . . .            195,650
     1,000 * Urban Outfitters, Inc.   . . . . . . .             42,250
                                                        --------------
                                                             2,699,545
                                                        --------------
             APPLIANCES/FURNISHINGS - 0.98%
     2,100   Aaron Rents, Inc. Class A  . . . . . .             60,375
     3,750   Bassett Furniture Industries, Inc.   .             94,219
     4,200   Crown Crafts, Inc.   . . . . . . . . .             44,100
     1,650   Falcon Products, Inc.  . . . . . . . .             27,431
    12,100 * Furniture Brands International, Inc.              131,587
    13,653 * General Host Corp.   . . . . . . . . .             46,079
    11,697 * Griffon Corp.  . . . . . . . . . . . .            106,735
     5,000   Haverty Furniture Companies, Inc.  . .             67,500
    11,000   Hechinger Co. Class A  . . . . . . . .             48,125
     1,450 * Helen of Troy Limited  . . . . . . . .             38,788
     6,500   Herman Miller, Inc.  . . . . . . . . .            200,687
     6,000   Hunt Manufacturing Co.   . . . . . . .             99,000
     2,200   La-Z-Boy Chair Co.   . . . . . . . . .             71,775
     4,800 * Lechters, Inc.   . . . . . . . . . . .             33,000
    11,400 * Levitz Furniture, Inc.   . . . . . . .             49,875
     4,585 * Metromedia International Group   . . .             64,190
     1,500   National Presto Industries, Inc.   . .             60,750
     4,400 * O'Sullivan Industries Holdings, Inc.               33,550
     4,600   Oneida Ltd.  . . . . . . . . . . . . .             79,925
     5,200 * Renters Choice, Inc.   . . . . . . . .            140,400
     4,400   Rival Co.  . . . . . . . . . . . . . .            103,400
     5,200   Sun Television and Appliances, Inc.  .             26,000
     4,900   Windmere Corp.   . . . . . . . . . . .             63,700
     5,423 * Zenith Electronics Corp.   . . . . . .             78,634
                                                        --------------
                                                             1,769,825
                                                        --------------
             AUTO - CARS - 0.10%
     2,800 * Insurance Auto Auctions, Inc.  . . . .             33,950
     2,600 * Oxford Resources Corp. Class A   . . .             66,625
     6,200 * Roadmaster Industries, Inc.  . . . . .             11,625
     3,243   Varlen Corp.   . . . . . . . . . . . .             70,941
                                                        --------------
                                                               183,141
                                                        --------------

SMALL CAP INDEX FUND - CONTINUED    MAY 31, 1996         STATEMENT OF NET ASSETS

   NUMBER                                                     MARKET
  OF SHARES                                                   VALUE
--------------------------------------------------------------------------------
             AUTO - ORIGINAL EQUIPMENT - 0.67%
     8,800   Allen Group Inc.   . . . . . . . . . .     $      242,000
     8,900   Arvin Industries, Inc.   . . . . . . .            218,050
     2,900   BREED Technologies, Inc.   . . . . . .             65,250
     2,500   Carlisle Cos Inc.  . . . . . . . . . .            130,313
     8,500   Donaldson Co., Inc.  . . . . . . . . .            223,125
     3,500   Excel Industries, Inc.   . . . . . . .             52,500
     7,100   Federal-Mogul Corp.  . . . . . . . . .            130,462
     4,500   Hayes Wheels International, Inc.   . .            140,625
                                                        --------------
                                                             1,202,325
                                                        --------------
             AUTO - REPLACEMENT PARTS - 1.12%
     3,300   A.O. Smith Corp.   . . . . . . . . . .             88,275
     5,500 * APS Holding Corp. Class A  . . . . . .            121,000
    14,200 * Collins & Aikman Corp.   . . . . . . .             95,850
     1,075   Dart Group Corp. Class A   . . . . . .             91,375
     1,200 * Discount Auto Parts, Inc.  . . . . . .             30,900
     4,600   Furon Co.  . . . . . . . . . . . . . .            109,825
     6,300   Handy & Harman   . . . . . . . . . . .            111,037
       800 * Jason Inc.   . . . . . . . . . . . . .              6,400
     6,600   Kaydon Corp.   . . . . . . . . . . . .            283,800
     4,700   Masland Corp.  . . . . . . . . . . . .            123,375
     1,470 * Monro Muffler Brake, Inc.  . . . . . .             27,930
       943   Myers Industries, Inc.   . . . . . . .             19,214
     7,950   Simpson Industries, Inc.   . . . . . .             76,519
     6,400   SPX Corp.  . . . . . . . . . . . . . .            171,200
     2,100   Standard Motor Products, Inc.
               Class A    . . . . . . . . . . . . .             35,700
     6,450   Standard Products Co. Class A  . . . .            175,762
     7,600   Stant Corp.  . . . . . . . . . . . . .             84,550
    11,200 * TBC Corp.  . . . . . . . . . . . . . .             99,400
     2,900 * Thomson PBE, Inc.  . . . . . . . . . .             31,900
     2,200   TransPro, Inc.   . . . . . . . . . . .             16,500
     3,300   Walbro Corp.   . . . . . . . . . . . .             71,775
     5,775   Wynn's International, Inc.   . . . . .            158,091
                                                        --------------
                                                             2,030,378
                                                        --------------
             BANKS - NEW YORK CITY - 0.07%
     5,000   New York Bancorp Inc.  . . . . . . . .            127,500
                                                        --------------

             BANKS - REGIONAL - 5.92%
     4,900   AMCORE Financial, Inc.   . . . . . . .             98,613
     2,625   Anchor BanCorp Wisconsin Inc.  . . . .             89,250
     3,918   Associated Banc-Corp.  . . . . . . . .            150,843
     7,800   BancorpSouth, Inc.   . . . . . . . . .            175,500
       590   Bank of Granite Corp.  . . . . . . . .             22,494
     3,150   BSB Bancorp, Inc.  . . . . . . . . . .             80,719
       259   BT Financial Corp.   . . . . . . . . .              9,518
     5,712   CCB Financial Corp.  . . . . . . . . .            297,024
     5,800   Center Financial Corp.   . . . . . . .            122,525
     8,100   Centura Banks, Inc.  . . . . . . . . .            303,750
     3,900   Chemical Financial Corp.   . . . . . .            152,100
     5,600   Citizens Bancorp   . . . . . . . . . .            168,000
       600   Citizens Bancshares, Inc.  . . . . . .             19,050
       600   Citizens Banking Corp.   . . . . . . .             17,775
    14,000   City National Corp.  . . . . . . . . .            215,250
     5,207   CNB Bancshares, Inc.   . . . . . . . .            148,399
     3,900   Cole Taylor Financial Group, Inc.  . .            103,350

             BANKS - REGIONAL - Continued
     5,449   Collective Bancorp, Inc.   . . . . . .     $      133,501
     3,800   Colonial BancGroup, Inc.   . . . . . .            133,000
     2,112   Commerce Bancorp, Inc.   . . . . . . .             51,216
     5,100   Commercial Federal Corp.   . . . . . .            197,625
     5,300   Community First Bankshares, Inc.   . .            123,888
     4,120   Cullen/Frost Bankers, Inc.   . . . . .            212,180
     6,600   Deposit Guaranty Corp.   . . . . . . .            298,650
     1,742   F & M National Corp.   . . . . . . . .             30,485
     3,524   First American Financial Corp.   . . .            107,923
     3,550   First Citizens BancShares, Inc.  . . .            225,425
       225   First Commerce Bancshares, Inc.  . . .              5,231
     8,726   First Commercial Corp.   . . . . . . .            266,143
     9,400   First Commonwealth Financial Corp.
               Pennsylvania   . . . . . . . . . . .            178,600
     3,200   First Financial Bancorp  . . . . . . .            104,800
       210   First Financial Corp.  . . . . . . . .              6,405
     7,700   First Financial Corp.  . . . . . . . .            177,100
     7,935   First Michigan Bank Corp.  . . . . . .            240,029
     3,900   First Midwest Bancorp, Inc.  . . . . .            113,100
       472   First Western Bancorp, Inc.  . . . . .             12,508
       337   Firstbank of Illinois Co.  . . . . . .             10,279
     7,500   FirstMerit Corp.   . . . . . . . . . .            227,812
     5,087   Fort Wayne National Corp.  . . . . . .            161,512
     8,525   Fulton Financial Corp.   . . . . . . .            172,098
     7,000   Great Financial Corp.  . . . . . . . .            188,125
       315   Harleysville National Corp.  . . . . .              8,269
     1,900   Heritage Financial Services, Inc.  . .             38,950
     5,925   HUBCO, Inc.  . . . . . . . . . . . . .            124,610
     5,120 * Imperial Bancorp   . . . . . . . . . .            125,440
     6,700   Jefferson Bankshares, Inc.   . . . . .            147,400
     4,500   Leader Financial Corp.   . . . . . . .            204,750
     3,100   Liberty Bancorp, Inc.  . . . . . . . .            111,600
    10,700   Magna Group, Inc.  . . . . . . . . . .            256,800
     3,300   Mark Twain Bancshares, Inc.  . . . . .            120,450
     4,727   Mid-Am, Inc.   . . . . . . . . . . . .             87,450
     1,825   National Bancorp of Alaska, Inc.   . .            112,238
     7,287   National Commerce Bancorporation   . .            225,897
     3,549   National Penn Bancshares, Inc.   . . .             93,161
     6,100   North Fork Bancorporation, Inc.  . . .            148,687
     3,012   North Side Savings Bank  . . . . . . .            108,432
     4,860   ONBANCorp, Inc.  . . . . . . . . . . .            153,090
     6,474   One Valley Bancorp of West
               Virginia, Inc.   . . . . . . . . . .            209,596
       220   Peoples First Corp.  . . . . . . . . .              4,950
       600   Pikeville National Corp.   . . . . . .             13,050
     5,513   Provident Bancorp Inc.   . . . . . . .            190,181
     9,000   Riggs National Corp.   . . . . . . . .            106,875
     5,250   River Forest Bancorp, Inc.   . . . . .            158,812
     9,218   Roosevelt Financial Group, Inc.  . . .            164,772
     4,800   St. Paul Bancorp, Inc.   . . . . . . .            111,000
     5,475   Susquehanna Bancshares, Inc.   . . . .            160,144
     2,000   Trans Financial, Inc.  . . . . . . . .             31,250
     8,200   Trust Co. of New Jersey  . . . . . . .            111,725
     4,532   TrustCo Bank Corp. N Y   . . . . . . .            100,837
     9,650   Trustmark Corp.  . . . . . . . . . . .            219,537
     3,199   UMB Financial Corp.  . . . . . . . . .            119,163
     5,300   United Bankshares Inc. West Virginia              141,775

SMALL CAP INDEX FUND - CONTINUED    MAY 31, 1996         STATEMENT OF NET ASSETS

   NUMBER                                                     MARKET
  OF SHARES                                                   VALUE
--------------------------------------------------------------------------------
             BANKS - REGIONAL - Continued
     8,987   United Carolina Bancshares Corp.   . .     $      202,207
     8,000   UST Corp.  . . . . . . . . . . . . . .            105,000
     7,940   Valley National Bancorp  . . . . . . .            231,252
     4,000   Westamerica Bankcorporation  . . . . .            193,000
       694   Westcorp   . . . . . . . . . . . . . .             12,493
     4,000   Whitney Holding Corp.  . . . . . . . .            124,000
     5,000   Zions Bancorporation   . . . . . . . .            370,000
                                                        --------------
                                                            10,700,638
                                                        --------------
             BEVERAGE - BREWERS/
             DISTRIBUTORS - 0.15%
    10,000   Adolph Coors Class B   . . . . . . . .            187,500
     2,800 * Canandaigua Wine, Inc. Class B   . . .             85,750
                                                        --------------
                                                               273,250
                                                        --------------
             BEVERAGE - SOFT DRINKS - 0.06%
     3,000   Coca-Cola Bottling Co.   . . . . . . .            104,250
                                                        --------------

             BROADCASTING - 1.28%
     3,300 * Adelphia Communications Corp.
               Class A    . . . . . . . . . . . . .             23,925
     5,300 * American Mobile Satellite Corp.  . . .             97,388
     5,100 * American Telecasting, Inc.   . . . . .             72,038
     6,300 * ANTEC Corp.  . . . . . . . . . . . . .            107,887
       200 * CAI Wireless Systems, Inc.   . . . . .              2,150
     6,500   Citicasters Inc.   . . . . . . . . . .            202,312
     4,500 * Cyrix Corp.  . . . . . . . . . . . . .            138,937
     4,800 * Evergreen Media Corp.  . . . . . . . .            192,000
     1,300 * EZ Communications, Inc.  . . . . . . .             25,025
     3,400 * Heritage Media Corp. Class A   . . . .            135,150
     8,250 * International Family
               Entertainment, Inc. Class B    . . .            148,500
       800 * Jacor Communications, Inc.   . . . . .             23,500
     2,700 * Microtest, Inc.  . . . . . . . . . . .             31,388
     9,000 * Paxson Communications Corp.  . . . . .            114,750
     3,200 * People's Choice TV Corp.   . . . . . .             54,400
     6,700 * Renaissance Communication Corp.  . . .            201,000
     6,400   TCA Cable TV, Inc.   . . . . . . . . .            180,800
    13,300 * United International Holdings,
               Inc. Class A   . . . . . . . . . . .            189,525
     1,100   United Television, Inc.  . . . . . . .             96,250
     5,600 * United Video Satellite Group, Inc.
               Class A    . . . . . . . . . . . . .            112,000
     3,700 * WavePhore, Inc.  . . . . . . . . . . .             37,000
     3,600 * Young Broadcasting Inc.  . . . . . . .            135,000
                                                        --------------
                                                             2,320,925
                                                        --------------
             BUILDING MATERIALS - 0.85%
     3,100 * ABT Building Products Corp.  . . . . .             64,325
       800   Ameron, Inc.   . . . . . . . . . . . .             33,300
     5,700   Apogee Enterprises, Inc.   . . . . . .            152,475
     2,850   Butler Manufacturing Co.   . . . . . .            107,587
     5,000   CalMat Co.   . . . . . . . . . . . . .             91,875
     3,200   Centex Construction Productions, Inc.              45,200
     3,600 * Congoleum Corp. Class A  . . . . . . .             39,150
     2,100   Elcor Corp.  . . . . . . . . . . . . .             46,463
     9,500   Fedders USA Inc.   . . . . . . . . . .             68,875
     1,900   Florida Rock Industries, Inc.  . . . .             48,450

             BUILDING MATERIALS - Continued
     5,000   Interface, Inc. Class A  . . . . . . .     $       71,875
     3,200   Lone Star Industries, Inc.   . . . . .            106,400
     4,200   Medusa Corp.   . . . . . . . . . . . .            128,625
    13,800 * Payless Cashways Inc.  . . . . . . . .             65,550
     1,000   Puerto Rican Cement Co. Inc.   . . . .             32,875
     3,500   Southdown, Inc.  . . . . . . . . . . .             80,938
     3,300   Texas Industries, Inc.   . . . . . . .            206,662
     7,100 * Triangle Pacific Corp.   . . . . . . .            146,437
                                                        --------------
                                                             1,537,062
                                                        --------------
             CHEMICAL - MAJOR - 0.23%
     5,100   Borg-Warner Automotive, Inc.   . . . .            201,450
     3,800   Chemed Corp.   . . . . . . . . . . . .            142,975
     1,800 * Synetic, Inc.  . . . . . . . . . . . .             62,100
                                                        --------------
                                                               406,525
                                                        --------------
             CHEMICAL - MISCELLANEOUS - 1.56%
     4,400 * Cytec Industries Inc.  . . . . . . . .            393,800
     4,300   Dexter Corp.   . . . . . . . . . . . .            123,087
     4,200   Fisher Scientific International Inc.              171,675
    10,400 * Foamex International Inc.  . . . . . .            127,400
     5,100   Geon Co.   . . . . . . . . . . . . . .            138,337
     5,200   H.B. Fuller Co.  . . . . . . . . . . .            175,500
    14,300   Lawter International, Inc.   . . . . .            164,450
       500   LeaRonal, Inc.   . . . . . . . . . . .             14,063
     2,000   LESCO, Inc.  . . . . . . . . . . . . .             32,500
     6,400 * McWhorter Technologies, Inc.   . . . .            118,400
     4,900   Minerals Technologies Inc.   . . . . .            178,237
     7,000 * Mycogen Corp.  . . . . . . . . . . . .            127,750
     1,400   NCH Corp.  . . . . . . . . . . . . . .             79,450
     2,600   O'Sullivan Corp.   . . . . . . . . . .             30,550
     5,300   Om Group Inc.  . . . . . . . . . . . .            214,650
       375   PENWEST, LTD.  . . . . . . . . . . . .              7,219
       925   Petrolite Corp.  . . . . . . . . . . .             30,525
     1,700   Quaker Chemical Corp.  . . . . . . . .             22,738
    13,200 * Sterling Chemicals, Inc.   . . . . . .            151,800
       375   Tuscarora Inc.   . . . . . . . . . . .              9,141
     8,900 * Uniroyal Chemical Corp.  . . . . . . .            142,400
       600   Univar Corp.   . . . . . . . . . . . .              7,425
     3,450   VWR Scientific Products Corp.  . . . .             58,650
     6,150   W.H. Brady Co. Class A   . . . . . . .            158,362
     2,900   WD-40 Co.  . . . . . . . . . . . . . .            137,750
                                                        --------------
                                                             2,815,859
                                                        --------------
             COAL - 0.28%   . . . . . . . . . . . .
     1,900 * Addington Resources, Inc.  . . . . . .             38,950
     4,000   Ashland  Inc.  . . . . . . . . . . . .             94,500
     7,500   Eastern Enterprises  . . . . . . . . .            255,938
     2,200   NACCO Industries, Inc. Class A   . . .            123,200
                                                        --------------
                                                               512,588
                                                        --------------
             CONGLOMERATES - 0.23%
     2,300 * MAXXAM, Inc.   . . . . . . . . . . . .             98,613
     2,600 * PEC Israel Economic Corp.  . . . . . .             50,050
     4,700   PHH Corp.  . . . . . . . . . . . . . .            260,262
                                                        --------------
                                                               408,925
                                                        --------------

SMALL CAP INDEX FUND - CONTINUED    MAY 31, 1996         STATEMENT OF NET ASSETS

   NUMBER                                                     MARKET
  OF SHARES                                                   VALUE
--------------------------------------------------------------------------------
             CONSUMER FINANCE - 0.46%
    10,200 * AmeriCredit Corp.  . . . . . . . . . .     $      154,275
     3,700   Eaton Vance Corp.  . . . . . . . . . .            121,175
     1,120 * Fleet Financial Group, Inc.  . . . . .             13,440
     1,100   Fund American Enterprises, Inc.  . . .             89,100
     6,930 * National Auto Credit, Inc.   . . . . .             84,893
     6,600 * Olympic Financial Limited  . . . . . .            155,925
     6,000   SEI Corp.  . . . . . . . . . . . . . .            130,500
     2,400 * TFC Enterprises, Inc.  . . . . . . . .              6,300
     9,100 * World Acceptance Corp.   . . . . . . .             81,900
                                                        --------------
                                                               837,508
                                                        --------------
             CONTAINERS - METAL/GLASS - 0.35%
     2,200 * Alltrista Corp.  . . . . . . . . . . .             50,050
     4,700   AptarGroup, Inc.   . . . . . . . . . .            199,162
     2,800   CLARCOR Inc.   . . . . . . . . . . . .             57,750
       600 * CSS Industries, Inc.   . . . . . . . .             15,375
     5,800   Greif Brothers Corp. Class A   . . . .            166,750
       625   Liqui-Box Corp.  . . . . . . . . . . .             19,219
     9,900 * Omega Environmental, Inc.  . . . . . .             29,700
     5,700 * U. S. Can Corp.  . . . . . . . . . . .             97,613
                                                        --------------
                                                               635,619
                                                        --------------
             CONTAINERS - PAPER - 0.29%
     5,800   Chesapeake Utilities Corp.   . . . . .            154,425
    12,600 * Gaylord Container Corp. Class A  . . .            112,613
     9,900   Rock-Tenn Co. Class A  . . . . . . . .            195,525
     3,600 * Shorewood Packaging Corp.  . . . . . .             59,400
                                                        --------------
                                                               521,963
                                                        --------------
             COSMETICS/TOILETRIES - 0.17%
     2,300 * American Safety Razor Co.  . . . . . .             27,025
     4,100 * INBRAND Corp.  . . . . . . . . . . . .            119,412
     9,100 * Playtex Products, Inc.   . . . . . . .             87,588
     2,600 * Thermolase Corp.   . . . . . . . . . .             77,350
                                                        --------------
                                                               311,375
                                                        --------------
             DRUGS - 2.87%
     3,500   A.L. Pharma Inc. Class A   . . . . . .             85,750
     3,400 * Agouron Pharmaceuticals, Inc.  . . . .            146,200
     9,100 * Alliance Pharmaceutical Corp.  . . . .            196,787
     5,100 * AmeriSource Health Corp. Class A   . .            172,125
     1,900 * Amylin Pharmaceuticals, Inc.   . . . .             23,275
     1,000 * Aphton Corp.   . . . . . . . . . . . .             24,000
     5,400 * Athena Neurosciences, Inc.   . . . . .             99,900
     5,300   Bindley Western Industries, Inc.   . .             90,763
     1,400 * Biocraft Laboratories, Inc.  . . . . .             28,700
       200   Carter-Wallace Inc.  . . . . . . . . .              2,800
     1,500 * CellPro, Inc.  . . . . . . . . . . . .             27,375
     6,800 * Cephalon, Inc.   . . . . . . . . . . .            183,600
     2,800 * Columbia Laboratories, Inc.  . . . . .             38,150
     2,698 * Copley Pharmaceutical, Inc.  . . . . .             42,494
       200 * COR Therapeutics, Inc.   . . . . . . .              2,025
     5,500 * Cygnus, Inc.   . . . . . . . . . . . .            102,094
     8,200 * Cytel Corp.  . . . . . . . . . . . . .             65,600
     3,300 * Dura Pharmaceuticals, Inc.   . . . . .            203,362
     2,400 * Duramed Pharmaceuticals, Inc.  . . . .             42,900
     4,400 * Faulding, Inc.   . . . . . . . . . . .             28,600

             DRUGS - Continued
     6,700 * Gilead Sciences, Inc.  . . . . . . . .     $      232,825
       800   Herbalife International, Inc.  . . . .             12,800
     2,200 * Human Genome Sciences, Inc.  . . . . .             80,575
     7,165   ICN Pharmaceuticals, Inc.  . . . . . .            189,872
    10,300 * ICOS Corp.   . . . . . . . . . . . . .             91,412
    10,300 * IDEXX Laboratories, Inc.   . . . . . .            448,050
     6,200 * ImmuLogic Pharmaceutical Corp.   . . .             57,350
     7,500 * Immunex Corp.  . . . . . . . . . . . .            116,250
     2,600 * Incyte Pharmacuticals, Inc.  . . . . .             89,050
     7,200 * Interneuron Pharmaceuticals, Inc.  . .            279,000
     4,200   Life Technologies, Inc.  . . . . . . .            129,675
     3,458 * Ligand Pharmaceuticals Inc. Class B  .             57,922
     1,600 * Medco Research, Inc.   . . . . . . . .             16,200
     6,930   Natures Sunshine Products, Inc.  . . .            195,772
     7,100 * NeXstar Pharmaceuticals, Inc.  . . . .            175,725
     7,700 * Noven Pharmaceuticals, Inc.  . . . . .            132,825
     1,200 * PDT Inc.   . . . . . . . . . . . . . .             57,900
     3,600 * Pharmaceutical Resources, Inc.   . . .             26,100
     7,000 * Regeneron Pharmaceuticals Inc.   . . .            121,625
     2,700 * Roberts Pharmaceutical Corp.   . . . .             56,700
     6,400 * Sepracor Inc.  . . . . . . . . . . . .             93,600
     7,900 * SEQUUS Pharmaceuticals, Inc.   . . . .            168,862
     4,100 * Somatogen, Inc.  . . . . . . . . . . .             69,188
    12,100 * Systemed, Inc.   . . . . . . . . . . .             34,788
       800 * SyStemix, Inc.   . . . . . . . . . . .             14,000
     3,100 * Vertex Pharmaceuticals Inc.  . . . . .            115,475
     4,200 * Vivus Inc.   . . . . . . . . . . . . .            124,425
     8,930 * Watson Pharmaceuticals, Inc.   . . . .            401,850
                                                        --------------
                                                             5,196,316
                                                        --------------
             ELECTRICAL EQUIPMENT - 1.61%
       200 * Acme Electric Corp.  . . . . . . . . .              2,475
     3,500 * Alpha Industries, Inc.   . . . . . . .             33,688
     5,100 * American Superconductor Corp.  . . . .             71,400
     7,200   AMETEK, Inc.   . . . . . . . . . . . .            154,800
       900 * Applied Digital Access, Inc.   . . . .             13,725
     3,800 * Applied Innovation Inc.  . . . . . . .             47,500
     8,157 * BancTec, Inc.  . . . . . . . . . . . .            165,179
     6,200   Belden Inc.  . . . . . . . . . . . . .            198,400
     3,950 * C-COR Electronics, Inc.  . . . . . . .             92,331
     9,400 * C-Cube Microsystems, Inc.  . . . . . .            470,000
     4,000 * Cable Design Technologies Corp   . . .            182,000
     4,700 * California Microwave, Inc.   . . . . .             89,887
       400 * Cherry Corp. Class B   . . . . . . . .              5,000
     4,900 * Digital Microwave Corp.  . . . . . . .             77,175
     4,775 * Electro Rent Corp.   . . . . . . . . .            118,181
     3,700 * Energy Conversion Devices, Inc.  . . .             89,725
     2,300 * Exide Electronics Group, Inc.  . . . .             35,075
       500 * Franklin Electronic Publishers, Inc.               12,313
     3,000 * Holophane Corp.  . . . . . . . . . . .             53,250
     2,200 * Hutchinson Technology Inc.   . . . . .            124,850
     2,700 * Integrated Circuit Systems, Inc.   . .             32,738
     5,300 * Integrated Silicon Solution, Inc.  . .             79,169
     4,800   Juno Lighting, Inc.  . . . . . . . . .             73,200
     5,500 * Kent Electronics Corp.   . . . . . . .            195,250
     2,800 * Micrel, Inc.   . . . . . . . . . . . .             46,200
     5,400 * Sierra Semiconductor Corp.   . . . . .             79,650

SMALL CAP INDEX FUND - CONTINUED    MAY 31, 1996         STATEMENT OF NET ASSETS

   NUMBER                                                     MARKET
  OF SHARES                                                   VALUE
--------------------------------------------------------------------------------
             ELECTRICAL EQUIPMENT - Continued
     3,300   Standex International Corp.  . . . . .     $       87,862
     1,000 * Summa Four, Inc.   . . . . . . . . . .             18,000
     2,800 * Thermo Ecotek Corp.  . . . . . . . . .             67,550
       900   Thomas Industries Inc.   . . . . . . .             18,563
     5,900   Woodhead Industries, Inc.  . . . . . .             83,337
     5,100   X-Rite, Inc.   . . . . . . . . . . . .             88,612
                                                        --------------
                                                             2,907,085
                                                        --------------
             ELECTRONIC INSTRUMENTS - 3.69%
     4,850   Analogic Corp.   . . . . . . . . . . .            123,675
     8,600 * Applied Magnetics Corp.  . . . . . . .            147,275
     5,900   Augat Inc.   . . . . . . . . . . . . .            127,587
     2,045 * Bell Industries, Inc.  . . . . . . . .             44,999
     5,600   Bmc Inds Inc. Minnesota  . . . . . . .            166,600
     9,800 * Cognex Corp.   . . . . . . . . . . . .            173,950
     1,400   CTS Corp.  . . . . . . . . . . . . . .             63,175
       700   Daniel Industries, Inc.  . . . . . . .             10,325
     6,000 * Dionex Corp.   . . . . . . . . . . . .            220,500
     6,800 * Dynatech Corp.   . . . . . . . . . . .            237,150
     1,800 * Eltron International, Inc.   . . . . .             49,950
     4,000 * Evans & Sutherland Computer Corp.  . .             94,000
     4,600 * Exabyte Corp.  . . . . . . . . . . . .             91,425
     3,700 * Exar Corp.   . . . . . . . . . . . . .             60,125
     2,100   Fluke Corp.  . . . . . . . . . . . . .             81,638
     3,700 * Gentex Corp.   . . . . . . . . . . . .            167,425
     5,500 * Genus, Inc.  . . . . . . . . . . . . .             59,813
     8,300   Gerber Scientific, Inc.  . . . . . . .            144,212
     3,200 * HADCO Corp.  . . . . . . . . . . . . .             75,200
     3,675   Harman International Industries, Inc.             192,937
    14,700 * InterDigital Communications Corp.  . .            138,731
    14,200 * Intergraph Corp.   . . . . . . . . . .            186,375
    31,000 * Iomega Corp.   . . . . . . . . . . . .          1,367,875
     1,000 * ITI Technologies, Inc.   . . . . . . .             33,750
     6,150 * Lattice Semiconductor Corp.  . . . . .            212,944
     8,300 * LoJack Corp.   . . . . . . . . . . . .            109,975
    10,200 * LTX Corp.  . . . . . . . . . . . . . .            109,650
     6,100 * MagneTek, Inc.   . . . . . . . . . . .             59,475
     6,400 * Marshall Industries  . . . . . . . . .            200,800
    11,050   Methode Electronics, Inc. Class A  . .            196,137
     2,500   Nashua Corp.   . . . . . . . . . . . .             41,875
     5,900   National Computer Systems, Inc.  . . .            143,075
     4,200   Park Electrochemical Corp.   . . . . .            101,325
     3,000 * Performance Food Group Co.   . . . . .             94,500
     8,737   Pioneer-Standard Electronics, Inc.   .            132,147
     3,800 * Robotic Vision Systems, Inc.   . . . .             72,200
     5,700 * Standard Microsystems Corp.  . . . . .             89,063
     6,200   Telxon Corp.   . . . . . . . . . . . .            113,150
     6,200 * 3DO Co.  . . . . . . . . . . . . . . .             71,494
     1,500 * Three-Five Systems, Inc.   . . . . . .             20,625
       900 * Union Switch & Signal  . . . . . . . .              9,675
     7,300 * VeriFone, Inc.   . . . . . . . . . . .            367,737
     3,100   Watkins-Johnson Co.  . . . . . . . . .             94,938
     4,400   Wyle Electronics   . . . . . . . . . .            187,000
     8,200   ZERO Corp.   . . . . . . . . . . . . .            175,275
                                                        --------------
                                                             6,661,752
                                                        --------------
             ENTERTAINMENT - 1.04%
     3,300 * AMC Entertainment, Inc.  . . . . . . .     $      109,725
     8,100 * American Classic Voyages Co.   . . . .             65,812
     4,400 * Argosy Gaming Co.  . . . . . . . . . .             34,650
     6,900 * Autotote Corp. Class A   . . . . . . .             21,994
    15,400 * Aztar Corp.  . . . . . . . . . . . . .            177,100
     2,200 * BET Holdings, Inc. Class A   . . . . .             58,575
     1,100 * Carmike Cinemas, Inc.  . . . . . . . .             30,663
    12,200 * Discovery Zone, Inc.   . . . . . . . .              6,863
     3,400 * GC Companies, Inc.   . . . . . . . . .            124,950
     7,850 * Grand Casinos, Inc.  . . . . . . . . .            274,750
     3,200 * Griffin Gaming & Entertainment   . . .             45,600
     1,000   Harveys Casino Resorts   . . . . . . .             21,500
     7,000 * Hollywood Entertainment Corp.  . . . .            108,500
     6,700 * Musicland Stores Corp.   . . . . . . .             29,313
     1,800   NN Ball & Roller, Inc.   . . . . . . .             42,300
     3,000 * Primadonna Resorts,  Inc.  . . . . . .             69,375
     2,100 * Recoton Corp.  . . . . . . . . . . . .             36,225
     4,350 * Regal Cinemas, Inc.  . . . . . . . . .            201,731
     1,050 * Shuffle Master, Inc.   . . . . . . . .             15,750
     3,300 * Sodak Gaming, Inc.   . . . . . . . . .            100,650
     4,500 * Sports & Recreation, Inc.  . . . . . .             42,750
     7,400 * StarSight Telecast, Inc.   . . . . . .             73,884
     6,300 * Toy Biz, Inc. Class A  . . . . . . . .            137,812
     8,200 * Tyco Toys, Inc.  . . . . . . . . . . .             44,075
                                                        --------------
                                                             1,874,547
                                                        --------------
             FERTILIZERS - 0.30%
     6,449   Delta & Pine Land Co.  . . . . . . . .            277,307
     7,400   First Mississippi Corp.  . . . . . . .            183,150
     3,900   Mississippi Chemical Corp.   . . . . .             86,775
                                                        --------------
                                                               547,232
                                                        --------------
             FINANCE COMPANIES - 0.41%
     3,267 * Imperial Credit Industries, Inc.   . .             95,560
     6,100   Keystone Financial, Inc.   . . . . . .            204,350
     7,625   Money Store Inc.   . . . . . . . . . .            200,156
     4,400   Phoenix Duff & Phelps Corp.  . . . . .             31,900
       440   Phoenix Duff & Phelps Corp.
               (Preferred)    . . . . . . . . . . .             11,385
     3,600   U. S. Trust Corp.  . . . . . . . . . .            193,050
                                                        --------------
                                                               736,401
                                                        --------------
             FOODS - 0.81%
       350   Bridgford Foods Corp.  . . . . . . . .              2,844
       800   Chiquita Brands International  . . . .             10,700
     3,200   Dreyer's Grand Ice Cream, Inc.   . . .            108,000
    15,450   Flowers Industries, Inc.   . . . . . .            243,337
     5,850   Hudson Foods, Inc.   . . . . . . . . .             78,244
     7,200   International Multifoods Corp.   . . .            143,100
     5,200   Interstate Bakeries Corp.  . . . . . .            143,650
     6,300   J.M. Smucker Co. Class A   . . . . . .            128,362
     4,200   Lance, Inc.  . . . . . . . . . . . . .             69,825
     7,700   Michaels Foods, Inc.   . . . . . . . .             78,925
     6,700 * Morningstar Group Inc.   . . . . . . .             77,050
     2,700 * NBTY, Inc.   . . . . . . . . . . . . .             24,975

SMALL CAP INDEX FUND - CONTINUED    MAY 31, 1996         STATEMENT OF NET ASSETS

   NUMBER                                                     MARKET
  OF SHARES                                                   VALUE
--------------------------------------------------------------------------------
             FOODS - Continued
     8,000 * Ralcorp Holdings Inc.  . . . . . . . .     $      199,000
     2,250   Thorn Apple Valley, Inc.   . . . . . .             32,063
     3,285   Tootsie Roll Industries, Inc.  . . . .            115,796
                                                        --------------
                                                             1,455,871
                                                        --------------
             FOOTWEAR - 0.43%
     4,400   Brown Group, Inc.  . . . . . . . . . .             74,800
     3,366 * Converse Inc.  . . . . . . . . . . . .             15,568
     4,600   Edison Brothers Stores, Inc.   . . . .             12,075
     4,400   J Baker Inc.   . . . . . . . . . . . .             42,350
     2,400 * Just For Feet Inc.   . . . . . . . . .            128,700
     7,100   Justin Industries, Inc.  . . . . . . .             86,975
     3,800 * Kenneth Cole Productions, Inc.
               Class A    . . . . . . . . . . . . .             68,400
     9,700   Stride Rite Corp.  . . . . . . . . . .             87,300
     2,100 * Timberland Co. Class A   . . . . . . .             47,775
     6,150 * Wolverine World Wide, Inc.   . . . . .            204,487
                                                        --------------
                                                               768,430
                                                        --------------
             FREIGHT - 0.74%
     6,100   Air Express International Corp.  . . .            175,375
     3,900   Airborne Freight Corp.   . . . . . . .             98,475
     7,800   American President Companies, Ltd.   .            205,725
     5,486 * Fritz Companies, Inc.  . . . . . . . .            189,267
     1,800 * Greyhound Lines, Inc.  . . . . . . . .              8,213
       500   International Shipholding Corp.  . . .              9,625
     5,500   Interpool, Inc.  . . . . . . . . . . .            106,562
     3,900   J.B. Hunt Transport Services, Inc.   .             74,100
     6,000 * Kirby Corp.  . . . . . . . . . . . . .            105,750
    14,900 * OMI Corp.  . . . . . . . . . . . . . .            130,375
    10,900   Overseas Shipholding Group Inc.  . . .            204,375
       800 * SEACOR Holdings, Inc.  . . . . . . . .             38,400
                                                        --------------
                                                             1,346,242
                                                        --------------
             GOLD MINING - 0.33%
    12,800 * Amax Gold Inc.   . . . . . . . . . . .             86,400
     6,600   Coeur d'Alene Mines Corp.  . . . . . .            146,025
     6,630 * FirstMiss Gold Inc.  . . . . . . . . .            259,399
     2,600   FMC Gold Co.   . . . . . . . . . . . .             14,950
    65,500 * Sunshine Mining Co.  . . . . . . . . .             98,250
                                                        --------------
                                                               605,024
                                                        --------------
             HARDWARE & TOOLS - 0.07%
     2,100   Brenco, Inc.   . . . . . . . . . . . .             27,563
     4,400   Lawson Products, Inc.  . . . . . . . .            101,200
                                                        --------------
                                                               128,763
                                                        --------------
             HEALTHCARE - 4.18%
     2,800 * Access Health, Inc.  . . . . . . . . .            152,600
    12,200 * Advanced Tissue Sciences, Inc.   . . .            222,650
     4,900 * American Medical Response, Inc.  . . .            178,237
    12,990 * Apria Healthcare Group, Inc.   . . . .            379,957
     4,100 * Arbor Health Care Co.  . . . . . . . .            114,800
     2,163   Block Drug Co., Inc. Class A   . . . .             93,009
     5,100   Collagen Corp.   . . . . . . . . . . .            109,650
     8,300 * Coram Healthcare Corp.   . . . . . . .             40,463

             HEALTHCARE - Continued
     5,102 * CYTOGEN Corp.  . . . . . . . . . . . .     $       45,918
     7,800 * Genesis Health Ventures, Inc.  . . . .            246,675
     4,300 * GranCare Inc.  . . . . . . . . . . . .             79,013
    12,462 * Horizon/CMS Healthcare Corp.   . . . .            152,660
     7,100   Integrated Health Services, Inc.   . .            185,487
     6,500   Invacare Corp.   . . . . . . . . . . .            169,000
     1,200   Kinetic Concepts, Inc.   . . . . . . .             20,400
     6,400 * Lincare Holdings Inc.  . . . . . . . .            241,600
     4,100 * Living Centers of America, Inc.  . . .            154,775
     8,600 * Mariner Health Group, Inc.   . . . . .            152,650
     7,000 * Maxicare Health Plans Inc.   . . . . .            171,500
     6,274 * MedPartners/Mullikin, Inc.   . . . . .            146,655
     7,600   Mentor Corp.   . . . . . . . . . . . .            169,100
     7,500 * Multicare Companies, Inc.  . . . . . .            150,000
    23,600 * NovaCare, Inc.   . . . . . . . . . . .            153,400
     6,500   Omnicare, Inc.   . . . . . . . . . . .            362,375
    13,100 * OrNda HealthCorp   . . . . . . . . . .            329,137
     5,050 * Patterson Dental Co.   . . . . . . . .            162,862
     3,600 * PHP Healthcare Corp.   . . . . . . . .            119,250
     9,600 * PhyCor, Inc.   . . . . . . . . . . . .            520,800
     2,800 * Physicians Health Services, Inc.
               Class A    . . . . . . . . . . . . .             77,000
     5,000 * Quantum Health Resources Inc.  . . . .             87,500
     4,300 * Regency Health Services, Inc.  . . . .             43,538
     4,800 * Renal Treatment Centers Inc.   . . . .            163,200
       800 * Respironics Inc.   . . . . . . . . . .             15,800
     4,600 * RightCHOICE Managed Care, Inc.
               Class A    . . . . . . . . . . . . .             78,775
     5,600 * RoTech Medical Corp.   . . . . . . . .            120,400
     3,500 * Rural/Metro Corp.  . . . . . . . . . .            117,250
     4,200 * Sierra Health Services, Inc.   . . . .            135,450
     5,000 * SpaceLabs Medical, Inc.  . . . . . . .            121,250
    10,086 * STERIS Corp.   . . . . . . . . . . . .            345,445
     3,100 * Summit Care Corp.  . . . . . . . . . .             74,400
    12,488 * Sun Healthcare Group, Inc.   . . . . .            184,198
     5,600 * Sunrise Medical Inc.   . . . . . . . .            105,700
     3,850 * TECNOL Medical Products, Inc.  . . . .             76,038
     4,500 * TheraTx, Inc.  . . . . . . . . . . . .             66,375
    10,000 * Universal Health Services, Inc.
               Class B    . . . . . . . . . . . . .            260,000
     3,500 * VISX, Inc.   . . . . . . . . . . . . .            113,750
     2,300   Vital Signs, Inc.  . . . . . . . . . .             55,200
     7,725 * Vivra Inc.   . . . . . . . . . . . . .            263,616
     1,600 * Wellcare Management Group, Inc.  . . .             20,200
                                                        --------------
                                                             7,549,708
                                                        --------------
             HEAVY DUTY TRUCKS/PARTS - 0.20%
       800   Cascade Corp.  . . . . . . . . . . . .             11,800
     4,300 * Detroit Diesel Corp.   . . . . . . . .             81,162
     3,900   Kysor Industrial Corp.   . . . . . . .            102,862
     1,700   Oshkosh Truck Corp. Class B  . . . . .             24,863
       577   Raymond Corp.  . . . . . . . . . . . .             10,242
     4,450   Spartan Motors, Inc.   . . . . . . . .             35,044
     4,450   Wabash National Corp.  . . . . . . . .             90,669
                                                        --------------
                                                               356,642
                                                        --------------

SMALL CAP INDEX FUND - CONTINUED    MAY 31, 1996         STATEMENT OF NET ASSETS

   NUMBER                                                     MARKET
  OF SHARES                                                   VALUE
--------------------------------------------------------------------------------
             HOME BUILDERS - 0.65%
     3,100   Continental Homes Holding Corp.  . . .     $       76,338
     7,905 * D R Horton Inc.  . . . . . . . . . . .             83,002
     6,700   Del Webb Corp.   . . . . . . . . . . .            118,925
     4,050 * Hovnanian Enterprises, Inc. Class A  .             28,350
       350 * Hovnanian Enterprises, Inc. Class B  .              2,450
     7,000 * NVR Inc.   . . . . . . . . . . . . . .             74,375
     6,900   Pulte Corp.  . . . . . . . . . . . . .            193,200
     6,000 * Redman Industries Inc.   . . . . . . .            131,250
     7,000   Ryland Group, Inc.   . . . . . . . . .            114,625
     3,600 * Schuler Homes, Inc.  . . . . . . . . .             25,200
    10,200   Standard Pacific Corp.   . . . . . . .             73,950
     7,700 * Toll Brothers, Inc.  . . . . . . . . .            128,975
     5,170 * U. S. Home Corp.   . . . . . . . . . .            133,127
                                                        --------------
                                                             1,183,767
                                                        --------------
             HOSPITAL MANAGEMENT - 0.76%
     2,250 * ABR Information Services, Inc.   . . .            141,187
    19,500 * CareAdvantage, Inc.  . . . . . . . . .              4,680
       800 * Champion Healthcare Corp.  . . . . . .              9,100
     1,700 * Coastal Physician Group Inc.   . . . .             14,238
     4,250 * Community Health Systems, Inc.   . . .            184,344
    11,400 * Community Psychiatric Centers  . . . .            108,300
     7,500 * Coventry Corp.   . . . . . . . . . . .            137,812
     3,200 * EmCare Holdings Inc.   . . . . . . . .            100,000
     5,700 * Health Management Systems, Inc.  . . .            175,275
     4,400 * Health Management, Inc.  . . . . . . .             23,650
     6,500 * Magellan Health Services, Inc.   . . .            156,000
     3,600 * Orthodontic Centers of America Inc.  .            133,650
     2,600 * Physician Reliance Network Inc.  . . .            136,500
    13,300 * Unilab Corp.   . . . . . . . . . . . .             24,938
     2,300 * United American Healthcare Corp.   . .             26,450
                                                        --------------
                                                             1,376,124
                                                        --------------
             HOSPITAL SUPPLIES - 1.67%
     9,400 * Acuson Corp.   . . . . . . . . . . . .            179,775
     2,600 * Advanced Technology Laboratories,
               Inc.   . . . . . . . . . . . . . . .             91,650
     9,900   Ballard Medical Products   . . . . . .            196,762
    10,200 * Bio-Technology General Corp.   . . . .             74,588
    15,900 * Biocontrol Technology, Inc.  . . . . .             27,825
     2,900 * Coherent, Inc.   . . . . . . . . . . .            141,737
     5,300 * Daig Corp.   . . . . . . . . . . . . .            131,175
     5,200 * Datascope Corp.  . . . . . . . . . . .             92,300
     4,100   Diagnostic Products Corp.  . . . . . .            154,262
     4,800 * Gulf South Medical Supply, Inc.  . . .            229,200
     4,750 * Healthdyne Technologies Inc.   . . . .             62,938
     7,300 * Isis Pharmaceuticals, Inc.   . . . . .            132,312
       600   Landauer, Inc.   . . . . . . . . . . .             12,375
     1,600 * Maxxim Medical, Inc.   . . . . . . . .             29,200
       900 * MediSense, Inc.  . . . . . . . . . . .             40,050
     8,224 * Nellcor Puritan Bennett Inc.   . . . .            448,208
    10,950   Owens & Minor, Inc.  . . . . . . . . .            136,875
     2,700 * Pharmaceutical Marketing Services,
               Inc.   . . . . . . . . . . . . . . .             28,013
     6,500 * Physician Sales & Service Inc.   . . .            209,625
     1,000 * Safeskin Corp.   . . . . . . . . . . .             35,875
     1,800   Sullivan Dental Products, Inc.   . . .             20,700
     9,700 * Summit Technology, Inc.  . . . . . . .            166,112

             HOSPITAL SUPPLIES - Continued
     3,200 * Target Therapeutics, Inc.  . . . . . .     $      158,400
     1,800 * TECHNE Corp.   . . . . . . . . . . . .             52,200
     6,500 * Uromed Corp  . . . . . . . . . . . . .             78,813
     3,800   West Co., Inc.   . . . . . . . . . . .             94,525
                                                        --------------
                                                             3,025,495
                                                        --------------
             HOUSEHOLD PRODUCTS - 0.57%
     4,500   Armor All Products Corp.   . . . . . .             69,750
     3,700 * Blyth Industries, Inc.   . . . . . . .            170,200
     3,000   Ekco Group, Inc.   . . . . . . . . . .             18,375
     1,125   Fay's Inc.   . . . . . . . . . . . . .              9,141
     8,700 * First Alert, Inc.  . . . . . . . . . .             56,550
     6,100   Libbey Inc.  . . . . . . . . . . . . .            147,925
     2,312 * Midwest Grain Products, Inc.   . . . .             28,900
     4,225   Oil-Dri Corp. of America   . . . . . .             57,566
     4,050   Pittway Corp. Class A  . . . . . . . .            195,412
     3,250   Rykoff-Sexton, Inc.  . . . . . . . . .             50,375
     7,000   Stanhome Inc.  . . . . . . . . . . . .            203,000
       800 * Syratech Corp.   . . . . . . . . . . .             21,100
                                                        --------------
                                                             1,028,294
                                                        --------------
             INFORMATION PROCESSING - 8.68%
       300 * Active Voice Corp.   . . . . . . . . .              4,050
     7,733   ADAC Laboratories  . . . . . . . . . .            126,628
    13,387 * American Management Systems, Inc.  . .            381,529
     3,900   Analysts International Corp.   . . . .            167,700
     3,500 * Applix, Inc.   . . . . . . . . . . . .            114,625
     3,300 * Artisoft, Inc.   . . . . . . . . . . .             34,650
     5,703 * AST Research, Inc.   . . . . . . . . .             46,337
     3,100 * Atria Software, Inc.   . . . . . . . .            196,075
     8,300 * Auspex Systems, Inc.   . . . . . . . .            191,937
     5,200 * Banyan Systems Inc.  . . . . . . . . .             48,100
     4,600 * BBN Corp.  . . . . . . . . . . . . . .            120,750
     5,800 * BISYS Group, Inc.  . . . . . . . . . .            213,150
     7,300 * Black Box Corp.  . . . . . . . . . . .            151,475
     4,650 * Boole & Babbage, Inc.  . . . . . . . .            113,925
    10,100 * Borland International, Inc.  . . . . .            135,719
     6,900 * Boston Technology, Inc.  . . . . . . .            125,063
     1,300 * Business Records Corp. Holding Co.   .             47,775
     1,400 * Caere Corp.  . . . . . . . . . . . . .             18,725
     2,900 * Cambridge Technology Partners, Inc.  .            221,850
     1,700 * CDW Computer Centers, Inc.   . . . . .            139,825
     9,500 * Cheyenne Software, Inc.  . . . . . . .            205,437
    10,800 * CompUSA Inc.   . . . . . . . . . . . .            472,500
     4,950 * Computer Horizons Corp.  . . . . . . .            231,412
     7,000 * Computer Network Technology Corp.  . .             58,625
    14,900 * Computervision Corp.   . . . . . . . .            173,212
     7,500 * Comverse Technology, Inc.  . . . . . .            220,312
    11,612 * Concord EFS, Inc.  . . . . . . . . . .            400,614
     7,668 * Continuum Co., Inc.  . . . . . . . . .            471,582
     5,800 * Control Data Systems, Inc.   . . . . .            143,550
     9,500 * CopyTele, Inc.   . . . . . . . . . . .            176,937
     1,430 * Cray Research, Inc.  . . . . . . . . .             39,146
    10,000 * Data General Corp.   . . . . . . . . .            127,500
     3,000 * Dialogic Corp.   . . . . . . . . . . .            162,000
     3,600 * DSP Group, Inc.  . . . . . . . . . . .             42,300
     2,300 * Edmark Corp.   . . . . . . . . . . . .             66,700
     7,100 * Egghead, Inc.  . . . . . . . . . . . .             84,313

SMALL CAP INDEX FUND - CONTINUED    MAY 31, 1996         STATEMENT OF NET ASSETS

   NUMBER                                                     MARKET
  OF SHARES                                                   VALUE
--------------------------------------------------------------------------------
             INFORMATION PROCESSING - Continued
     7,600 * Electronic For Imaging, Inc.   . . . .     $      608,000
     2,600 * Emulux Corp.   . . . . . . . . . . . .             49,075
     3,800 * Epic Design Technology, Inc.   . . . .            112,100
     4,000 * FileNet Corp.  . . . . . . . . . . . .            185,500
     2,000 * Firefox Communications, Inc.   . . . .             17,469
     5,700 * FORE Systems, Inc.   . . . . . . . . .            461,700
     4,800 * FTP Software, Inc.   . . . . . . . . .             56,100
     5,400 * General DataComm Industries, Inc.  . .             85,725
     1,400 * Global Village Communications  . . . .             13,825
     3,200 * Gupta Corp.  . . . . . . . . . . . . .             20,400
     1,600 * HCIA, Inc.   . . . . . . . . . . . . .            103,600
     1,800   Henry Jack & Associates  . . . . . . .             59,175
     6,200 * Hyperion Software Corp.  . . . . . . .             86,800
     8,100 * IMO Industries Inc.  . . . . . . . . .             57,713
     3,200 * In Focus Systems, Inc.   . . . . . . .            184,000
     1,700 * Incomnet, Inc.   . . . . . . . . . . .              9,138
    10,200 * Information Resources, Inc.  . . . . .            127,500
    11,500 * Input/Output, Inc.   . . . . . . . . .            464,312
     3,000 * Inso Corp.   . . . . . . . . . . . . .            170,250
     5,900 * INTERSOLV, Inc.  . . . . . . . . . . .             70,063
     5,800 * Keane, Inc.  . . . . . . . . . . . . .            231,275
     5,800 * Landmark Graphics Corp.  . . . . . . .            108,750
     4,300   MacNeal-Schwendler Corp.   . . . . . .             47,838
     7,800 * Macromedia, Inc.   . . . . . . . . . .            332,475
     2,300 * MapInfo Corp.  . . . . . . . . . . . .             40,250
     4,400 * Marcam Corp.   . . . . . . . . . . . .             55,550
     6,600 * McAfee Associates, Inc.  . . . . . . .            244,200
     5,100   Measurex Corp.   . . . . . . . . . . .            147,263
     2,600 * Medic Computer Systems, Inc.   . . . .            241,800
     4,500 * Mercury Interactive Corp.  . . . . . .             65,250
     5,600 * Merisel, Inc.  . . . . . . . . . . . .             23,800
     3,500 * Microcom, Inc.   . . . . . . . . . . .             67,813
     2,400 * Microdyne Corp.  . . . . . . . . . . .             19,050
     2,300 * Micron Electronics, Inc.   . . . . . .             36,800
       800 * MICROS Systems Inc.  . . . . . . . . .             23,800
     6,100   MTS Systems Corp.  . . . . . . . . . .            111,325
     7,250   National Data Corp.  . . . . . . . . .            273,687
     7,800 * NetManage, Inc.  . . . . . . . . . . .            131,625
     8,800 * Network General Corp.  . . . . . . . .            209,000
     3,200 * Norand Corp.   . . . . . . . . . . . .             65,600
     4,000 * Oak Technology, Inc.   . . . . . . . .             51,000
     2,400 * Open Environment Corp.   . . . . . . .             15,600
     3,100 * Optical Data Systems, Inc.   . . . . .             71,300
     2,133 * Paxar Corp.  . . . . . . . . . . . . .             35,728
     5,100 * Platinum Software Corp.  . . . . . . .             54,825
     9,700 * PLATINUM technology,  Inc.   . . . . .            176,419
     5,500 * Primark Corp.  . . . . . . . . . . . .            193,875
     4,400 * Progress Software Corp.  . . . . . . .             69,850
     6,600 * Quarterdeck Corp.  . . . . . . . . . .             95,700
     9,200 * Racoktek Inc.  . . . . . . . . . . . .             55,200
     4,500 * Rational Software Corp.  . . . . . . .            279,562
     1,800 * Remedy Corp.   . . . . . . . . . . . .            140,850
    13,800 * S3, Inc.   . . . . . . . . . . . . . .            194,925
     3,400 * Safeguard Scientifics, Inc.  . . . . .            299,625
     2,900 * Security Dynamics Technologies, Inc.              257,375
     8,400 * Sequent Computer Systems, Inc.   . . .            111,300
     5,600 * Shiva Corp.  . . . . . . . . . . . . .            418,600

             INFORMATION PROCESSING - Continued
     5,200 * Sierra On-Line, Inc.   . . . . . . . .     $      234,000
     6,100 * Softkey International, Inc.  . . . . .            151,737
       100 * Spectrum HoloByte, Inc.  . . . . . . .                738
     8,100 * Stac, Inc.   . . . . . . . . . . . . .            103,275
     5,400 * Stratus Computer, Inc.   . . . . . . .            159,300
     9,800 * Structural Dynamics Research Corp.   .            279,300
     4,500 * SyQuest Technology, Inc.   . . . . . .             49,500
     7,350   System Software Associates, Inc.   . .            120,356
     5,000 * Systems & Computer Technology Corp.  .             87,500
    11,100 * Tech Data Corp.  . . . . . . . . . . .            258,075
     3,400 * Trident Microsystems, Inc.   . . . . .             50,150
     5,100 * Tseng Labs, Inc.   . . . . . . . . . .             58,650
     6,600 * Viewlogic Systems, Inc.  . . . . . . .            103,125
     8,800 * Wang Laboratories, Inc.  . . . . . . .            190,300
     3,200 * Wonderware Corp.   . . . . . . . . . .             64,000
     3,300 * Xircom, Inc.   . . . . . . . . . . . .             53,625
     4,400 * Zebra Technologies Corp. Class A   . .            111,100
                                                        --------------
                                                            15,692,089
                                                        --------------
             INSURANCE - CASUALTY - 1.15%
     2,050 * Arbatax International Inc.   . . . . .             11,788
       500   AVEMCO Corp.   . . . . . . . . . . . .              7,813
       900   Baldwin & Lyons, Inc. Class B  . . . .             15,862
     4,000 * Capsure Holdings Corp.   . . . . . . .             73,500
     5,700   Citizens Corp.   . . . . . . . . . . .            104,025
     8,800   Commerce Group, Inc.   . . . . . . . .            192,500
     4,600   E.W. Blanch Holdings, Inc.   . . . . .             97,750
     3,969   Frontier Insurance Group, Inc.   . . .            136,434
     1,473   GAINSCO, INC.  . . . . . . . . . . . .             15,466
     4,000 * HCC Insurance Holdings, Inc.   . . . .             86,500
     4,600   NAC Re Corp.   . . . . . . . . . . . .            149,500
     4,400   National Re Corp.  . . . . . . . . . .            145,200
       750 * Navigators Group, Inc.   . . . . . . .             13,688
       200   Nymagic, Inc.  . . . . . . . . . . . .              3,750
     3,081   Orion Capital Corp.  . . . . . . . . .            145,577
    17,700   Reliance Group Holdings Inc.   . . . .            137,175
       900   RLI Corp.  . . . . . . . . . . . . . .             20,925
     3,800   Selective Insurance Group, Inc.  . . .            120,650
     3,500   Transnational Re Corp. Class A   . . .             84,000
     2,800   Trenwick Group Inc.  . . . . . . . . .            133,350
     9,000 * 20th Century Industries  . . . . . . .            148,500
       505   United Fire & Casualty Co.   . . . . .             18,685
     6,100   Vesta Insurance Group, Inc.  . . . . .            211,975
                                                        --------------
                                                             2,074,613
                                                        --------------
             INSURANCE - LIFE - 0.69%
       450   American Heritage Life Investment
               Corp.    . . . . . . . . . . . . . .              9,450
       300   Kansas City Life Insurance Co.   . . .             16,500
     7,100 * Life USA Holding, Inc.   . . . . . . .             56,800
       500 * National Western Life Insurance
               Co. Class A    . . . . . . . . . . .             33,094
     6,500   Presidential Life Corp.  . . . . . . .             64,188
     7,750   Protective Life Corp.  . . . . . . . .            289,656
     3,400   Reinsurance Group of America Inc.  . .            135,575
       435   Seafield Capital Corp.   . . . . . . .             17,019

SMALL CAP INDEX FUND - CONTINUED    MAY 31, 1996         STATEMENT OF NET ASSETS

   NUMBER                                                     MARKET
  OF SHARES                                                   VALUE
--------------------------------------------------------------------------------
             INSURANCE - LIFE - Continued
     4,900   Security-Connecticut Corp.   . . . . .     $      142,100
     7,470   United Companies Financial Corp.   . .            226,901
     6,400 * United Insurance Companies, Inc.   . .            138,400
     2,800   W.R. Berkley Corp.   . . . . . . . . .            121,800
                                                        --------------
                                                             1,251,483
                                                        --------------
             INSURANCE - MISCELLANEOUS - 1.19%
     3,600   Acordia, Inc.  . . . . . . . . . . . .            114,300
     3,450   ALLIED Group, Inc.   . . . . . . . . .            137,137
     3,600   Arthur J. Gallagher & Co.  . . . . . .            115,650
     5,000   Capital Re Corp.   . . . . . . . . . .            182,500
     4,300   CMAC Investment Corp.  . . . . . . . .            234,350
     9,500   Crawford & Co.   . . . . . . . . . . .            156,750
     5,500   Executive Risk Inc.  . . . . . . . . .            193,875
     4,125   Fidelity National Financial, Inc.  . .             57,234
     3,600   Foremost Corp. of America  . . . . . .            207,000
     5,212   Fremont General Corp.  . . . . . . . .            124,436
     1,300   Guaranty National Corp.  . . . . . . .             22,100
       600   Harleysville Group   . . . . . . . . .             15,900
     2,250   Hilb, Rogal & Hamilton Co.   . . . . .             30,375
     4,800   Integon Corp.  . . . . . . . . . . . .             90,600
     4,050   Lawyers Title Corp.  . . . . . . . . .             67,838
     5,100   Liberty Corp.  . . . . . . . . . . . .            163,200
       200   Midland Co.  . . . . . . . . . . . . .              9,700
       900   MMI Companies, Inc.  . . . . . . . . .             26,663
       525   Poe & Brown Inc.   . . . . . . . . . .             12,469
     3,600   Stewart Information Services Corp.   .             73,350
     4,100   Zenith National Insurance Corp.  . . .            114,288
                                                        --------------
                                                             2,149,715
                                                        --------------
             INSURANCE - MULTILINE - 0.96%
     1,650   Alfa Corp.   . . . . . . . . . . . . .             19,800
     6,378   American Annuity Group, Inc.   . . . .             82,914
     6,600   American Bankers Insurance Group,
               Inc.   . . . . . . . . . . . . . . .            255,750
     4,800 * American Travellers Corp.  . . . . . .            103,800
     6,600   AmVestors Financial Corp.  . . . . . .             99,000
     2,900   Argonaut Group, Inc.   . . . . . . . .             93,525
       400   Capitol American Financial Corp.   . .              9,900
     2,800 * Delphi Financial Group, Inc.   . . . .             77,350
     3,700   Home Beneficial Corp. Class B  . . . .             92,500
     4,800   Horace Mann Educators Corp.  . . . . .            153,000
     5,200   John Alden Financial Corp.   . . . . .            116,350
     5,300   Life Re Corp.  . . . . . . . . . . . .            161,650
     2,144 * Maic Holdings Inc.   . . . . . . . . .             76,112
       250 * Markel Corp.   . . . . . . . . . . . .             22,750
     7,700   PennCorp Financial Group, Inc.   . . .            234,850
     1,700   United Wisconsin Services, Inc.  . . .             33,575
     4,000   Washington National Corp.  . . . . . .            106,000
                                                        --------------
                                                             1,738,826
                                                        --------------
             LEISURE TIME - 0.84%
     2,100 * Anchor Gaming  . . . . . . . . . . . .     $      134,400
    11,200   Bally Entertainment Corp.  . . . . . .            268,800
     2,600 * Bally Total Fitness Holding Corp.  . .             13,163
     1,500 * Casino America, Inc.   . . . . . . . .             14,063
     2,500 * First Team Sports, Inc.  . . . . . . .             35,312
    12,900   Handleman Co.  . . . . . . . . . . . .             95,137
     4,900 * Hollywood Park, Inc.   . . . . . . . .             50,225
     7,800   Huffy Corp.  . . . . . . . . . . . . .            106,275
     6,100   Outboard Marine Corp.  . . . . . . . .            118,187
     9,200 * Players International, Inc.  . . . . .             88,550
     7,100 * Rio Hotel & Casino Inc.  . . . . . . .            127,800
     7,400 * Scotts Co. Class A   . . . . . . . . .            135,975
     5,600   Showboat Inc.  . . . . . . . . . . . .            156,100
     1,900   Winnebago Industries, Inc.   . . . . .             19,475
     7,100 * WMS Industries Inc.  . . . . . . . . .            156,200
                                                        --------------
                                                             1,519,662
                                                        --------------
             LODGING - 0.13%
     3,900 * Doubletree Corp.   . . . . . . . . . .            138,450
     3,393   Marcus Corp.   . . . . . . . . . . . .             88,218
                                                        --------------
                                                               226,668
                                                        --------------
             MACHINE TOOLS - 0.36%
       300   Acme-Cleveland Corp.   . . . . . . . .              8,888
     7,000   Giddings & Lewis, Inc.   . . . . . . .            116,375
     2,100   Gleason Corp.  . . . . . . . . . . . .             85,575
     6,100   Greenfield Industries  . . . . . . . .            230,275
       800 * PRI Automation Inc.  . . . . . . . . .             31,900
     3,900   Roper Industries, Inc.   . . . . . . .            183,300
                                                        --------------
                                                               656,313
                                                        --------------
             MACHINERY - AGRICULTURE - 0.14%
     1,200 * Central Tractor Farm & Country, Inc.               15,900
     1,800   Lindsay Manufacturing Co.  . . . . . .             68,850
     5,400   Toro Co.   . . . . . . . . . . . . . .            170,775
                                                        --------------
                                                               255,525
                                                        --------------
             MACHINERY - CONSTRUCTION &
             CONTRACTS - 0.68%
     2,900 * Astec Industries, Inc.   . . . . . . .             28,638
     2,700   Blount, Inc. Class A   . . . . . . . .             89,775
     4,600 * CDI Corp.  . . . . . . . . . . . . . .            156,400
     3,000   Granite Construction Inc.  . . . . . .             66,375
     6,645 * Insituform Technologies Class A  . . .             63,127
     3,900 * J. Ray McDermott, S.A.   . . . . . . .             97,500
     5,400 * Jacobs Engineering Group Inc.  . . . .            145,125
     9,600   Kaman Corp. Class A  . . . . . . . . .            116,400
     8,100   Lennar Corp.   . . . . . . . . . . . .            201,487
     1,300   M.D.C. Holdings, Inc.  . . . . . . . .              9,100
     9,000 * Morrison Knudsen Corp.   . . . . . . .             11,250
     3,900   Stone & Webster, Inc.  . . . . . . . .            136,500
     3,900   TJ International Inc.  . . . . . . . .             73,125
     3,500 * Washington Construction Group  . . . .             36,313
                                                        --------------
                                                             1,231,115
                                                        --------------

SMALL CAP INDEX FUND - CONTINUED    MAY 31, 1996         STATEMENT OF NET ASSETS

   NUMBER                                                     MARKET
  OF SHARES                                                   VALUE
--------------------------------------------------------------------------------
             MACHINERY - INDUSTRIAL/
             SPECIALTY - 2.51%
     7,700   AAR CORP.  . . . . . . . . . . . . . .     $      170,362
     1,300 * ABC Rail Products Corp.  . . . . . . .             28,275
       900   AEP Industries, Inc.   . . . . . . . .             23,175
     9,100   Albany International Corp. Class A   .            183,137
     4,325   Applied Power Inc. Class A   . . . . .            127,588
     6,780   Baldor Electric Co.  . . . . . . . . .            150,007
     5,850   Bearings, Inc.   . . . . . . . . . . .            167,456
     9,400   BW/IP, Inc. Class A  . . . . . . . . .            185,650
     1,800 * Central Sprinkler Corp.  . . . . . . .             41,400
     3,700 * DII Group, Inc.  . . . . . . . . . . .            123,950
     5,150   Duriron Co., Inc.  . . . . . . . . . .            145,488
     5,700   Exide Corp.  . . . . . . . . . . . . .            133,950
     3,000 * GaSonics International Corp.   . . . .             39,750
       475   General Binding Corp.  . . . . . . . .             10,331
       450   Gorman-Rupp Co.  . . . . . . . . . . .              6,244
     8,600   Goulds Pumps, Inc.   . . . . . . . . .            204,250
       900   Graco Inc.   . . . . . . . . . . . . .             19,125
     2,700   Helix Technology Corp.   . . . . . . .             98,550
     2,400   Hughes Supply Inc.   . . . . . . . . .             96,600
     8,100 * ICC Technologies Inc.  . . . . . . . .             68,850
     6,700   IDEX Corp.   . . . . . . . . . . . . .            254,600
     4,100 * Insilco Corp.  . . . . . . . . . . . .            151,187
     4,300 * Integrated Process Equipment Corp.   .            125,775
     3,300 * International Imaging Materials, Inc.              77,138
     3,700 * Ionics, Inc.   . . . . . . . . . . . .            183,150
     4,500   JLG Industries, Inc.   . . . . . . . .            356,062
    10,200 * Kenetech Corp.   . . . . . . . . . . .              7,013
     6,000 * Kulicke & Soffa Industries Inc.  . . .            105,000
     4,950   Lilly Industries, Inc. Class A   . . .             77,963
       850   Lufkin Industries, Inc.  . . . . . . .             17,956
     4,300   Manitowoc Co., Inc.  . . . . . . . . .            159,637
     3,840 * Oak Industries Inc.  . . . . . . . . .            120,000
     3,500 * Ortel Corp.  . . . . . . . . . . . . .             85,750
       600 * Osmonics, Inc.   . . . . . . . . . . .             14,250
     3,500 * Park-Ohio Industries Inc.  . . . . . .             78,750
     7,000   Regal-Beloit Corp.   . . . . . . . . .            145,250
       350   Robbins & Myers, Inc.  . . . . . . . .             15,663
     2,125   Roto-Rooter, Inc.  . . . . . . . . . .             85,000
       800   Scotsman Industries Inc.   . . . . . .             16,300
     7,300 * Specialty Equipment Companies, Inc.  .            101,288
     2,700 * SPS Technologies, Inc.   . . . . . . .            165,375
     1,400 * Stimsonite Corp.   . . . . . . . . . .             12,075
     4,400   Tennant Co.  . . . . . . . . . . . . .            112,750
     2,900 * Thermo Power Corp.   . . . . . . . . .             40,600
                                                        --------------
                                                             4,532,670
                                                        --------------
             MEDICAL TECHNOLOGY - 1.42%
    11,500 * Applied Bioscience International Inc.             104,937
     2,600 * Bio-Rad Laboratories, Inc. Class A   .            133,900
    10,600 * Calgene, Inc.  . . . . . . . . . . . .             63,600
     6,200 * Enzo Biochem, Inc.   . . . . . . . . .            108,500
     5,800 * Epitope, Inc.  . . . . . . . . . . . .            119,625
     8,000 * Haemonetics Corp.  . . . . . . . . . .            159,000
     3,100 * i- STAT Corp.  . . . . . . . . . . . .             63,550
     5,600 * InControl, Inc.  . . . . . . . . . . .             82,600

             MEDICAL TECHNOLOGY - Continued
     8,100 * Liposome Co., Inc.   . . . . . . . . .     $      162,000
     8,500 * NABI Inc.  . . . . . . . . . . . . . .            115,281
     3,700 * NeoPath, Inc.  . . . . . . . . . . . .             95,275
     3,100 * Northfield Laboratories Inc.   . . . .             52,313
     5,500 * Organogenesis Inc.   . . . . . . . . .            123,062
     5,300 * Protein Design Labs, Inc.  . . . . . .            139,125
     2,900 * Quintiles Transnational Corp.  . . . .            220,400
     5,900 * SciClone Pharmaceuticals, Inc.   . . .             72,275
    12,924 * Scios Nova Inc.  . . . . . . . . . . .             94,507
     3,600 * Sofamor Danek Group, Inc.  . . . . . .            128,700
     6,200 * Thermedics, Inc.   . . . . . . . . . .            186,000
     3,400 * ThermoTrex Corp.   . . . . . . . . . .            180,200
       100 * UniHolding Corp.   . . . . . . . . . .              1,525
     3,300 * US Bioscience, Inc.  . . . . . . . . .             56,513
     5,300 * Ventritex, Inc.  . . . . . . . . . . .            106,000
                                                        --------------
                                                             2,568,888
                                                        --------------
             MERCHANDISE - DRUG - 0.36%
     7,050   Arbor Drugs, Inc.  . . . . . . . . . .            133,069
     6,000   Big B, Inc.  . . . . . . . . . . . . .             57,750
     3,800 * Express Scripts, Inc. Class A  . . . .            190,000
     4,439 * Foxmeyer Health Corp.  . . . . . . . .             77,128
       847   Genovese Drug Stores, Inc. Class A   .              8,046
     2,700   Longs Drug Stores Corp.  . . . . . . .            115,762
     3,800 * MedImmune, Inc.  . . . . . . . . . . .             70,775
                                                        --------------
                                                               652,530
                                                        --------------
             MERCHANDISE - SPECIALTY - 2.89%
       578   Anthony Industries, Inc.   . . . . . .             17,268
    11,318   Arctco, Inc.   . . . . . . . . . . . .            107,521
    10,700 * Aura Systems, Inc.   . . . . . . . . .             44,138
     5,100 * Avid Technology, Inc.  . . . . . . . .            115,387
     1,919 * BEC Group, Inc.  . . . . . . . . . . .             11,754
     2,550 * BMC West Corp.   . . . . . . . . . . .             44,625
     9,600 * Bombay Co., Inc.   . . . . . . . . . .             74,400
     5,200 * Books-A-Million, Inc.  . . . . . . . .             61,750
     8,300 * Borders Group, Inc.  . . . . . . . . .            271,825
     3,400 * Bush Boake Allen Inc.  . . . . . . . .             84,150
     6,100   Casey's General Stores, Inc.   . . . .            144,112
     8,200   Cash America International, Inc.   . .             47,150
    30,900   Charming Shoppes, Inc.   . . . . . . .            247,200
     1,500 * Colonial Data Technologies Corp.   . .             29,250
     1,000 * Copart, Inc.   . . . . . . . . . . . .             17,000
     6,500   Cross (A.T.) Co. Class A   . . . . . .            104,000
     7,800 * Eagle Hardware & Garden, Inc.  . . . .            107,250
     4,600 * Empi, Inc.   . . . . . . . . . . . . .             80,500
    14,100   Fingerhut Companies, Inc.  . . . . . .            216,787
     3,000 * Fossil, Inc.   . . . . . . . . . . . .             47,625
     7,500 * Franklin Quest Co.   . . . . . . . . .            163,125
     4,900 * Friedman's Inc. Class A  . . . . . . .            138,425
     4,100 * Gibson Greetings, Inc.   . . . . . . .             58,938
    10,100   Hancock Fabrics, Inc.  . . . . . . . .            114,887
    12,200 * Home Shopping Network, Inc.  . . . . .            175,375
     3,000   Intelligent Electronics, Inc.  . . . .             29,438
     6,248 * Jenny Craig, Inc.  . . . . . . . . . .            109,340
       500   LabOne, Inc.   . . . . . . . . . . . .              8,875

SMALL CAP INDEX FUND - CONTINUED    MAY 31, 1996         STATEMENT OF NET ASSETS

   NUMBER                                                     MARKET
  OF SHARES                                                   VALUE
--------------------------------------------------------------------------------
             MERCHANDISE - SPECIALTY - Continued
     9,600 * Mac Frugal's Bargains Close-outs Inc.    $        182,400
     5,900 * Michaels Stores Inc.   . . . . . . . .             98,088
     2,200 * MicroAge Inc.  . . . . . . . . . . . .             29,425
     4,600 * Paragon Trade Brands, Inc.   . . . . .            113,275
     8,900   Price Enterprises Inc.   . . . . . . .            139,062
     3,600 * REX Stores Corp.   . . . . . . . . . .             56,250
     5,200   Russ Berrie and Co. Inc.   . . . . . .             90,350
     1,600 * Safety 1st, Inc.   . . . . . . . . . .             24,000
     3,200 * Seitel, Inc.   . . . . . . . . . . . .             84,000
     8,100   Sotheby's Holdings, Inc.   . . . . . .            115,425
     5,900 * Sportmart, Inc.  . . . . . . . . . . .             28,394
     2,700 * Sports Authority, Inc.   . . . . . . .             80,325
     2,600   Sturm, Ruger & Co. Inc.  . . . . . . .            129,025
    14,600 * Sunglass Hut International, Inc.   . .            401,500
     3,600   Tiffany & Co.  . . . . . . . . . . . .            273,150
     3,700 * Tractor Supply Co.   . . . . . . . . .             91,575
     4,100   Unitog Co.   . . . . . . . . . . . . .            111,725
     7,500 * Waban Inc.   . . . . . . . . . . . . .            200,625
     4,900 * Williams-Sonoma, Inc.  . . . . . . . .            135,975
     8,400 * Zale Corp.   . . . . . . . . . . . . .            161,700
                                                        --------------
                                                             5,218,364
                                                        --------------
             MERCHANDISING - DEPARTMENT - 0.55%
       200 * Alexander's, Inc.  . . . . . . . . . .             14,525
    12,500 * Best Products Co., Inc.  . . . . . . .             32,813
     1,300 * Bon-Ton Stores, Inc.   . . . . . . . .              8,288
     6,100 * Carson Pirie Scott & Co.   . . . . . .            169,275
     7,500 * Neiman Marcus Group, Inc.  . . . . . .            207,187
    13,915   Pier 1 Imports, Inc..  . . . . . . . .            219,161
     6,446 * Proffitt's Inc.  . . . . . . . . . . .            236,890
     4,150 * Stein Mart, Inc.   . . . . . . . . . .             70,550
       412   Strawbridge & Clothier   . . . . . . .              7,442
     3,700 * Venture Stores, Inc.   . . . . . . . .             26,825
                                                        --------------
                                                               992,956
                                                        --------------
             MERCHANDISING - FOOD - 0.85%
     3,400   Delchamps, Inc.  . . . . . . . . . . .             78,200
        75   Farmer Bros. Co.   . . . . . . . . . .             10,725
     4,400 * IHOP Corp.   . . . . . . . . . . . . .            124,300
     5,600   Ingles Markets, Inc.   . . . . . . . .             72,100
     5,600 * J & J Snack Foods Corp.  . . . . . . .             73,500
     4,575   Nash Finch Co.   . . . . . . . . . . .             76,631
     1,800 * Penn Traffic Co.   . . . . . . . . . .             22,950
     1,234 * Quality Food Centers Inc.  . . . . . .             33,010
     5,818   Richfood Holdings Inc.   . . . . . . .            194,903
     3,800   Ruddick Corp.  . . . . . . . . . . . .             51,300
     3,300   Sanderson Farms, Inc.  . . . . . . . .             44,550
    10,300   Savannah Foods & Industries, Inc.  . .            127,462
     4,500 * ShowBiz Pizza Time, Inc.   . . . . . .             72,000
     5,500   Smart & Final Inc.   . . . . . . . . .            134,062
     3,500   Smith's Food & Drug Centers, Inc.
               Class B    . . . . . . . . . . . . .             80,938
     4,900 * Smithfield Foods, Inc.   . . . . . . .            127,400
     1,900   Super Food Services, Inc.  . . . . . .             23,275
     4,300 * Whole Foods Market, Inc.   . . . . . .            105,888
     7,037   WLR Foods, Inc.  . . . . . . . . . . .             91,481
                                                        --------------
                                                             1,544,675
                                                        --------------
             MERCHANDISING - MASS - 0.48%
     4,900 * Caldor Corp.   . . . . . . . . . . . .     $       15,313
     3,600 * Dollar Tree Stores, Inc.   . . . . . .            153,000
     7,800   Family Dollar Stores, Inc.   . . . . .            132,600
     5,700 * Fred Meyer, Inc.   . . . . . . . . . .            164,587
     5,400 * GoodGuys, Inc.   . . . . . . . . . . .             50,625
     5,470 * Hills Stores Co.   . . . . . . . . . .             66,324
    34,500 * Service Merchandise Co.,Inc.   . . . .            185,437
     6,700   ShopKo Stores, Inc.  . . . . . . . . .            101,338
                                                        --------------
                                                               869,224
                                                        --------------
             METALS - ALUMINUM - 0.26%
     5,800 * ACX Technologies, Inc.   . . . . . . .            118,900
     4,700   IMCO Recycling Inc.  . . . . . . . . .            109,275
     5,200 * Kaiser Aluminum Corp.  . . . . . . . .             66,300
     5,206   Tredegar Industries, Inc.  . . . . . .            166,592
                                                        --------------
                                                               461,067
                                                        --------------
             METALS - COPPER - 0.11%
     5,200 * Wolverine Tube, Inc.   . . . . . . . .            189,800
                                                        --------------

             METALS - MISCELLANEOUS - 0.44%
       938   A.M. Castle & Co.  . . . . . . . . . .             26,602
     6,800   Brush Wellman Inc.   . . . . . . . . .            127,500
     5,633   Commercial Metals Co.  . . . . . . . .            176,735
     3,500 * Dravo Corp.  . . . . . . . . . . . . .             45,500
    12,600 * Hecla Mining Co.   . . . . . . . . . .            100,800
       900 * Intermagnetics General Corp.   . . . .             14,512
     6,650 * Material Sciences Corp.  . . . . . . .            112,219
     4,500   Precision Castparts Corp.  . . . . . .            192,375
                                                        --------------
                                                               796,243
                                                        --------------
             METALS - STEEL - 1.45%
     5,000 * Acme Metals Inc.   . . . . . . . . . .             85,000
     6,400   AK Steel Holdings Corp.  . . . . . . .            276,800
     5,000   Amcast Industrial Corp.  . . . . . . .             96,875
    29,300 * Armco Inc.   . . . . . . . . . . . . .            153,825
     5,300   Birmingham Steel Corp.   . . . . . . .             85,463
     4,200   Carpenter Technology Corp.   . . . . .            151,725
       800   Chaparral Steel Co.  . . . . . . . . .             11,700
     3,400 * Citation Corp.   . . . . . . . . . . .             50,150
     3,100   Cleveland-Cliffs Inc.  . . . . . . . .            124,387
     1,350   Commercial Intertech Corp.   . . . . .             28,181
     1,500 * EnviroSource, Inc.   . . . . . . . . .              5,906
     5,100 * Geneva Steel Co. Class A   . . . . . .             29,963
     3,100   Huntco Inc. Class A  . . . . . . . . .             58,900
     8,900 * Intermet Corp.   . . . . . . . . . . .            150,187
     7,800   J & L Specialty Steel, Inc.  . . . . .            135,525
     2,600   Lukens Inc.  . . . . . . . . . . . . .             69,875
     5,600 * Mueller Industries, Inc.   . . . . . .            242,900
    11,100 * Northwestern Steel & Wire Co.  . . . .             67,988
     7,500   Oregon Steel Mills, Inc.   . . . . . .            120,000
     5,300   Quanex Corp.   . . . . . . . . . . . .            123,225
     1,850   Steel Technologies Inc.  . . . . . . .             26,594
    12,200   UNR Industries, Inc.   . . . . . . . .            117,425
     4,400   Valmont Industries, Inc.   . . . . . .            136,950
     7,000   WCI Steel, Inc.  . . . . . . . . . . .             33,250
     7,800 * Weirton Steel Corp.  . . . . . . . . .             30,225
     4,400 * WHX Corp.  . . . . . . . . . . . . . .             44,000
    10,000 * Wyman-Gordon Co.   . . . . . . . . . .            171,250
                                                        --------------
                                                             2,628,269
                                                        --------------

SMALL CAP INDEX FUND - CONTINUED    MAY 31, 1996         STATEMENT OF NET ASSETS

   NUMBER                                                     MARKET
  OF SHARES                                                   VALUE
--------------------------------------------------------------------------------
             MISCELLANEOUS - 2.20%
    11,100 * AccuStaff, Inc.  . . . . . . . . . . .     $      349,650
     6,400   AMCOL International Corp.  . . . . . .             92,000
     1,800 * AMERCO Inc.  . . . . . . . . . . . . .             39,150
     1,100   Ampal-American Israel Corp. Class A  .              6,050
     1,962 * Atlantic Realty Trust, Inc.  . . . . .             15,941
     6,600   Barefoot Inc.  . . . . . . . . . . . .             72,600
     7,800 * Borg-Warner Security Corp.   . . . . .             91,650
     6,000 * Career Horizons, Inc.  . . . . . . . .            237,750
     9,400 * Corrections Corp. of America   . . . .            695,600
     5,600 * DeVry, Inc.  . . . . . . . . . . . . .            222,600
     2,800 * Equity Corp. International   . . . . .             81,900
     8,200 * Figgie International Inc. Class A  . .            119,925
     7,900   Ideon Group, Inc.  . . . . . . . . . .            109,613
     5,100 * Interim Services Inc.  . . . . . . . .            242,250
     3,750 * ITT Educational Services, Inc.   . . .            113,437
     3,400 * KinderCare Learning Centers, Inc.  . .             50,575
     1,091   LADD Furniture, Inc.   . . . . . . . .             12,547
     3,156   MAF Bancorp, Inc.  . . . . . . . . . .             76,921
    11,900 * National Education Corp.   . . . . . .            221,637
       412 * Patlex Corp.   . . . . . . . . . . . .             22,042
     3,000 * Pinkerton's, Inc.  . . . . . . . . . .             72,938
     7,800 * Prepaid Legal Services,  Inc.  . . . .            162,825
     7,500 * Rexel, Inc.  . . . . . . . . . . . . .            109,688
     5,300 * Robert Half International Inc.   . . .            297,462
     5,500 * Sola International, Inc.   . . . . . .            166,375
     3,700 * Sylvan Learning Systems, Inc.  . . . .            143,375
       800   Wackenhut Corp.  . . . . . . . . . . .             21,800
     2,000 * Wackenhut Corrections Corp.  . . . . .            132,000
                                                        --------------
                                                             3,980,301
                                                        --------------
             MOBILE HOMES - 0.31%
     5,200 * Champion Enterprises, Inc.   . . . . .            210,600
       400   McGrath RentCorp   . . . . . . . . . .              8,400
     5,450   Oakwood Homes Corp.  . . . . . . . . .            264,325
     2,500   Skyline Corp.  . . . . . . . . . . . .             64,687
       750   Thor Industries, Inc.  . . . . . . . .             16,313
                                                        --------------
                                                               564,325
                                                        --------------
             NATURAL GAS - DIVERSIFIED - 0.96%
     3,150   Atmos Energy Corp.   . . . . . . . . .             75,994
     6,100   Bay State Gas Co.  . . . . . . . . . .            160,887
       300   Cascade Natural Gas Corp.  . . . . . .              4,575
     5,204   K N Energy, Inc.   . . . . . . . . . .            175,635
     7,900   Laclede Gas Co.  . . . . . . . . . . .            180,712
     7,600   New Jersey Resources Corp.   . . . . .            209,000
     8,100 * Seagull Energy Corp.   . . . . . . . .            182,250
     1,101 * Southern Union Co.   . . . . . . . . .             25,874
     6,400   Southwest Gas Corp.  . . . . . . . . .            110,400
     4,372 * Tejas Gas Corp.  . . . . . . . . . . .            160,125
     7,400   UGI Corp.  . . . . . . . . . . . . . .            171,125
     7,600   United Cities Gas Co.  . . . . . . . .            112,100
     4,400   WICOR, Inc.  . . . . . . . . . . . . .            160,600
                                                        --------------
                                                             1,729,277
                                                        --------------
             OIL - INTEGRATED DOMESTIC - 0.21%
     4,600 * Crown Central Petroleum Corp.
               Class A    . . . . . . . . . . . . .     $       79,350
     2,800 * Hondo Oil & Gas Co.  . . . . . . . . .             38,500
    12,600   Quaker State Corp.   . . . . . . . . .            193,725
     5,600 * Tesoro Petroleum Corp.   . . . . . . .             63,000
                                                        --------------
                                                               374,575
                                                        --------------
             OIL - SERVICE - PRODUCTS - 0.63%
     4,275 * Energy Ventures, Inc.  . . . . . . . .            142,678
     3,600   Getty Petroleum Corp.  . . . . . . . .             49,050
     7,100 * Global Industrial Technologies, Inc.              131,350
     3,900 * Global Industries Inc.   . . . . . . .            120,900
     7,100 * Kelley Oil & Gas Corp.   . . . . . . .             22,188
     9,700 * Lone Star Technologies, Inc.   . . . .            105,487
    12,100 * Parker Drilling Co.  . . . . . . . . .             86,212
     4,163 * Varco International, Inc.  . . . . . .             69,210
    12,832 * Weatherford Enterra, Inc.  . . . . . .            404,208
                                                        --------------
                                                             1,131,283
                                                        --------------
             OIL - SERVICES - 1.54%
     6,400 * BJ Services Co.  . . . . . . . . . . .            216,000
     4,900   Camco International, Inc.  . . . . . .            161,087
    12,100 * Marine Drilling Companies, Inc.  . . .            122,513
     1,500   Mascotech, Inc.  . . . . . . . . . . .             22,500
    21,900 * Nabors Industries, Inc.  . . . . . . .            336,712
    17,200 * Noble Drilling Corp.   . . . . . . . .            230,050
    11,500 * Oceaneering International Inc.   . . .            189,750
     4,900 * Offshore Logistics, Inc.   . . . . . .             71,050
     3,575   Pennsylvania Enterprises Inc.  . . . .            143,894
     3,600 * Pool Energy Services Co.   . . . . . .             49,950
     3,200   Production Operators Corp.   . . . . .            116,800
    15,500 * Reading & Bates Corp.  . . . . . . . .            341,000
    20,800 * Rowan Companies, Inc.  . . . . . . . .            314,600
    12,700 * Smith International, Inc.  . . . . . .            400,050
     5,400 * Tuboscope Vetco International Corp.  .             71,550
                                                        --------------
                                                             2,787,506
                                                        --------------
             OIL/GAS PRODUCERS - 1.72%
     1,800   Apache Corp.   . . . . . . . . . . . .             51,525
       160 * Aztec Energy Corp.   . . . . . . . . .                  3
     6,650 * Barrett Resources Corp.  . . . . . . .            173,731
     9,300 * Benton Oil and Gas Co.   . . . . . . .            165,075
     3,400   Berry Petroleum Co. Class A  . . . . .             36,975
     7,800 * Box Energy Corp. Class B   . . . . . .             78,000
     5,900   Cabot Oil & Gas Corp. Class A  . . . .            100,300
     3,300 * Chesapeake Energy Corp.  . . . . . . .            253,275
     7,900   Devon Energy Corp.   . . . . . . . . .            201,450
     3,500 * Flores & Rucks, Inc.   . . . . . . . .            104,562
     6,100 * Global Natural Resources Inc.  . . . .             98,363
     3,100 * H S Resources, Inc.  . . . . . . . . .             37,200
     6,500   Helmerich & Payne, Inc.  . . . . . . .            235,625
       500   Holly Corp.  . . . . . . . . . . . . .             13,500
     4,600   KCS Energy, Inc.   . . . . . . . . . .            115,575
     2,600 * Louis Dreyfus Natural Gas Corp.  . . .             36,400
    22,400 * MESA Inc.  . . . . . . . . . . . . . .             81,200

SMALL CAP INDEX FUND - CONTINUED    MAY 31, 1996         STATEMENT OF NET ASSETS

   NUMBER                                                     MARKET
  OF SHARES                                                   VALUE
--------------------------------------------------------------------------------
             OIL/GAS PRODUCERS - Continued
     3,300 * Newfield Exploration Co.   . . . . . .     $      122,925
     2,400 * Nuevo Energy Co.   . . . . . . . . . .             74,400
    11,300   Parker & Parsley Petroleum Co.   . . .            275,437
     6,900   Snyder Oil Corp.   . . . . . . . . . .             68,138
     2,400   St. Mary Land & Exploration Co.  . . .             42,300
     5,900 * Stone Energy Corp.   . . . . . . . . .            109,887
     6,100 * Texas Meridian Resources Corp.   . . .             65,575
     4,200 * Tide West Oil Co.  . . . . . . . . . .             67,725
     6,400 * Tom Brown, Inc.  . . . . . . . . . . .            110,400
     6,900 * United Meridian Corp.  . . . . . . . .            196,650
     6,200   USX-Delhi Group  . . . . . . . . . . .             85,250
     1,600   Vintage Petroleum, Inc.  . . . . . . .             41,600
    11,200 * Wainoco Oil Corp.  . . . . . . . . . .             42,000
     2,400   Wiser Oil Co.  . . . . . . . . . . . .             31,500
                                                        --------------
                                                             3,116,546
                                                        --------------
             PAPER/FOREST PRODUCTS - 0.47%
     2,000 * Boise Cascade Office Products
               Corp.  . . . . . . . . . . . . . . .             83,000
     8,000   Caraustar Industries, Inc.   . . . . .            208,000
     2,293   Mosinee Paper Corp.  . . . . . . . . .             60,200
     3,200   Ply Gem Industries Inc.  . . . . . . .             47,600
     5,500   Pope & Talbot, Inc.  . . . . . . . . .             92,125
     4,000   Republic Group Inc.  . . . . . . . . .             56,500
     3,600   Sealright Co., Inc.  . . . . . . . . .             47,475
     4,300   Standard Register Co.  . . . . . . . .            120,400
     1,700   Universal Forest Products, Inc.  . . .             17,850
     5,800   Wausau Paper Mills Co.   . . . . . . .            123,250
                                                        --------------
                                                               856,400
                                                        --------------
             PHOTOGRAPHY - 0.14%
     6,400   CPI Corp.  . . . . . . . . . . . . . .            104,800
     1,950 * Photronics Inc.  . . . . . . . . . . .             58,013
     3,500 * Ultratech Stepper, Inc.  . . . . . . .             87,500
                                                        --------------
                                                               250,313
                                                        --------------
             POLLUTION CONTROL - 1.34%
       700 * Air & Water Technologies Corp.
               Class A    . . . . . . . . . . . . .              4,463
     4,000 * Allied Waste Industries, Inc.  . . . .             40,500
     5,700 * Allwaste, Inc.   . . . . . . . . . . .             24,225
     3,700   Calgon Carbon Corp.  . . . . . . . . .             47,638
     4,400   Dames & Moore, Inc.  . . . . . . . . .             53,350
       546   Heidemij NV  . . . . . . . . . . . . .              5,460
     4,200 * International Technology Corp.   . . .             11,550
     7,100 * Mid-American Waste Systems, Inc.   . .              6,656
       225   Mine Safety Appliances Co.   . . . . .             10,800
     3,900 * Molten Metal Technology, Inc.  . . . .            118,950
     5,250 * Newpark Resources, Inc.  . . . . . . .            190,313
     5,200 * OHM Corp.  . . . . . . . . . . . . . .             46,150
     4,400 * Prins Recycling Corp.  . . . . . . . .             11,000
    10,200 * Republic Industries Inc.   . . . . . .            530,400
    15,800 * Rollins Environmental Services, Inc.               55,300
     5,900 * Sanifill, Inc.   . . . . . . . . . . .            264,762
     6,200 * TETRA Technologies, Inc.   . . . . . .            128,650

             POLLUTION CONTROL - Continued
     5,000 * United States Filter Corp.   . . . . .     $      174,375
     4,400 * United Waste Systems, Inc.   . . . . .            242,550
    13,033 * USA Waste Services, Inc.   . . . . . .            384,473
     3,200   Zurn Industries, Inc.  . . . . . . . .             65,200
                                                        --------------
                                                             2,416,765
                                                        --------------
             PUBLISHING - NEWS - 0.21%
     2,100   McClatchy Newspapers, Inc. Class A   .             51,975
     6,500 * Network Equipment Technologies, Inc.              182,000
     2,500   Pulitzer Publishing Co.  . . . . . . .            137,500
                                                        --------------
                                                               371,475
                                                        --------------
             PUBLISHING/PRINTING - 1.23%
     7,950   Banta Corp.  . . . . . . . . . . . . .            190,800
     2,200   Bowne & Co., Inc.  . . . . . . . . . .             45,100
     4,400   Ennis Business Forms, Inc.   . . . . .             47,850
     7,900 * Golden Books Family Entertainment,
               Inc.   . . . . . . . . . . . . . . .            108,625
     3,800   Houghton Mifflin Co.   . . . . . . . .            180,025
     8,000   John H. Harland Co.  . . . . . . . . .            217,000
     5,800   John Wiley & Sons Inc. Class A   . . .            183,425
     8,700   Meredith Corp.   . . . . . . . . . . .            399,112
     4,000   Merrill Corp.  . . . . . . . . . . . .            101,000
     3,300   New England Business Service, Inc.   .             60,638
     5,700 * Nu-kote Holding, Inc. Class A  . . . .            104,025
       300   Plenum Publishing Corp.  . . . . . . .             10,650
     5,000 * Scientific Games Holdings Corp.  . . .            167,500
     5,809   Thomas Nelson, Inc.  . . . . . . . . .             71,886
    18,100 * Topps Co. Inc.   . . . . . . . . . . .            113,125
     8,900 * Valassis Communications, Inc.  . . . .            157,975
     9,000 * ValueVision International, Inc.
               Class A    . . . . . . . . . . . . .             64,125
       100   Waverly, Inc.  . . . . . . . . . . . .              4,250
                                                        --------------
                                                             2,227,111
                                                        --------------
             RAILROAD - 0.06%
       500   Florida East Coast Industries, Inc.  .             43,938
     6,300 * Johnstown America Industries, Inc.   .             25,200
     1,700 * RailTex, Inc.  . . . . . . . . . . . .             42,075
                                                        --------------
                                                               111,213
                                                        --------------
             REAL ESTATE - 0.65%
     2,900 * Avatar Holdings Inc.   . . . . . . . .            101,500
    20,700 * Catellus Development Corp.   . . . . .            191,475
       200 * Christiana Companies   . . . . . . . .              4,300
     7,675   Cousins Properties Inc.  . . . . . . .            149,662
     9,500 * Insignia Financial Group, Inc. Class A            247,000
     4,100 * Mercer International Inc.  . . . . . .             80,463
     8,800   Merry Land & Investment Co., Inc.  . .            192,500
     5,900   North American Mortgage Co.  . . . . .            101,775
     8,081   Republic Bancorp Inc.  . . . . . . . .             91,416
       500   Tejon Ranch Co.  . . . . . . . . . . .              8,875
                                                        --------------
                                                             1,168,966
                                                        --------------

SMALL CAP INDEX FUND - CONTINUED    MAY 31, 1996         STATEMENT OF NET ASSETS

   NUMBER                                                     MARKET
  OF SHARES                                                   VALUE
--------------------------------------------------------------------------------
             REAL ESTATE INVESTMENT TRUSTS - 5.42%
     5,800   Alexander Haagen Properties, Inc.  . .     $       68,875
     3,600   Allied Capital Commercial Corp.  . . .             71,550
     6,800   American Health Properties, Inc.   . .            144,500
     4,500   Associated Estates Realty Corp.  . . .             92,250
     9,100   Avalon Properties, Inc.  . . . . . . .            194,512
     4,400   Bay Apartment Communities, Inc.  . . .            112,750
     6,800   Beacon Properties Corp.  . . . . . . .            171,700
     8,600   Berkshire Realty Co., Inc.   . . . . .             94,600
     7,973   Bradley Real Estate, Inc.  . . . . . .            117,602
     6,565   BRE Properties, Inc.   . . . . . . . .            243,726
     2,300   Burnham Pacific Properties, Inc.   . .             25,588
     7,800   Capstead Mortgage Corp.  . . . . . . .            195,975
     4,000   CenterPoint Properties Corp.   . . . .             95,000
     3,100   Chateau Properties, Inc.   . . . . . .             72,075
     2,400   Chelsea GCA Properties   . . . . . . .             70,800
     3,900   Columbus Realty Trust  . . . . . . . .             75,563
     8,200   Commercial Net Lease Realty, Inc.  . .            109,675
     4,500   Crescent Real Estate Equities, Inc.  .            155,812
    12,600   CRI Liquidating REIT, Inc.   . . . . .             20,475
     1,400   Criimi Mae, Inc.   . . . . . . . . . .             15,225
    10,200   Crown American Realty Trust  . . . . .             77,775
    13,400   CWM Mortgage Holdings, Inc.  . . . . .            237,850
    11,900   DeBartolo Realty Corp.   . . . . . . .            193,375
     6,300   Developers Diversified Realty Corp.  .            196,875
     7,400   Duke Realty Investments, Inc.  . . . .            222,925
     8,200   Equity Inns Inc.   . . . . . . . . . .             97,375
     3,400   Essex Property Trust, Inc.   . . . . .             70,550
     4,500   Excel Realty Trust, Inc.   . . . . . .             84,937
     2,700   Factory Stores America, Inc.   . . . .             26,663
     7,200   Federal Realty Investment Trust  . . .            155,700
     9,000   FelCor Suite Hotels, Inc.  . . . . . .            277,875
     6,100   First Industrial Realty Trust, Inc.  .            144,112
     9,900   First Union Real Estate Investments  .             69,300
     3,800   Gables Residential Trust   . . . . . .             87,400
     8,400   General Growth Properties, Inc.  . . .            202,650
     7,800   Glimcher Realty Trust  . . . . . . . .            127,725
       500   Health Care REIT, Inc.   . . . . . . .             10,750
     3,392   HGI Realty, Inc.   . . . . . . . . . .             73,776
     6,600   Highwoods Properties, Inc.   . . . . .            193,875
    10,300   IRT Property Co.   . . . . . . . . . .             96,562
     4,900   Irvine Apartment Communities, Inc.   .             99,225
     3,200   JDN Realty Corp.   . . . . . . . . . .             67,200
     4,700   JP Realty, Inc.  . . . . . . . . . . .             97,525
     8,500 * Koger Equity, Inc.   . . . . . . . . .            107,312
     4,400   Kranzco Realty Trust   . . . . . . . .             68,200
     6,100   Liberty Property Trust   . . . . . . .            124,287
     7,900   LTC Properties, Inc.   . . . . . . . .            126,400
     3,500   Macerich Co.   . . . . . . . . . . . .             73,500
     5,300   Manufactured Home Communities,
               Inc.   . . . . . . . . . . . . . . .             99,375
     4,400   Mark Controls Trust  . . . . . . . . .             47,300
     5,400   MGI Properties   . . . . . . . . . . .             92,475
     2,800   Mid-America Apartment
               Communities, Inc.    . . . . . . . .             70,700
     4,200   Mills Corp.  . . . . . . . . . . . . .             75,600
     4,500   National Golf Properties, Inc.   . . .            110,250
     4,900   National Health Investors, Inc.  . . .            165,375

             REAL ESTATE INVESTMENT
             TRUSTS - Continued
    11,800   Nationwide Health Properties, Inc.   .     $      256,650
     4,186   Omega Healthcare Investors,Inc.  . . .            119,824
     3,500   Pennsylvania Real Estate
               Investment Trust   . . . . . . . . .             69,125
     4,800   Post Properties, Inc.  . . . . . . . .            160,800
       500   Price REIT, Inc. . . . . . . . . . . .             15,375
     4,500   Prime Residential, Inc.  . . . . . . .             78,750
     8,900   Public Storage, Inc.   . . . . . . . .            186,900
     3,925   Ramco-Gershenson Properties  . . . . .             63,781
     7,000   Realty Income Corp.  . . . . . . . . .            146,125
     3,700   Regency Realty Corp.   . . . . . . . .             69,838
     5,500   Resource Mortgage Capital Inc.   . . .            124,437
     9,000   RFS Hotel Investors, Inc.  . . . . . .            155,250
     3,300   ROC Communities, Inc.  . . . . . . . .             78,788
    16,200 * Rockefeller Center Properties, Inc.  .            127,575
     5,200   Saul Centers, Inc.   . . . . . . . . .             70,200
     3,700   South West Property Trust Inc.   . . .             51,338
     6,500   Spieker Properties, Inc.   . . . . . .            178,750
     3,200   Storage Trust Realty   . . . . . . . .             66,400
     5,600   Storage USA, Inc.  . . . . . . . . . .            188,300
     3,100   Sun Communities, Inc.  . . . . . . . .             82,925
     3,400   Tanger Factory Outlet Centers, Inc.  .             82,450
     2,300   Taubman Centers, Inc.  . . . . . . . .             24,150
     5,600   Thornburg Mortgage Asset Corp.   . . .             91,700
     1,600   Town and Country Trust   . . . . . . .             21,600
     3,600   TriNet Corporate Realty Trust, Inc.  .            108,000
    15,800   United Dominion Realty Trust, Inc.   .            231,075
     4,300   Universal Health Realty Income Trust               83,313
     1,600   Urban Shopping Centers, Inc.   . . . .             38,000
     3,500   Walden Residential Properties, Inc.  .             72,625
    11,000   Washington Real Estate Investment
               Trust    . . . . . . . . . . . . . .            181,500
     3,300   Weeks Corp.  . . . . . . . . . . . . .             84,975
     7,700   Wellsford Residential Property Trust              175,175
     7,200   Western Investment Real Estate Trust               88,200
                                                        --------------
                                                             9,794,921
                                                        --------------
             RESTAURANTS - 1.27%
     7,062   Apple South, Inc.  . . . . . . . . . .            176,550
     8,550   Applebee's International, Inc.   . . .            242,606
     5,600 * Au Bon Pain Co., Inc. Class A  . . . .             48,913
    10,100 * Buffets, Inc.  . . . . . . . . . . . .            127,513
     7,000   CKE Restaurants, Inc.  . . . . . . . .            161,875
    15,280 * Flagstar Companies, Inc.   . . . . . .             53,480
     7,000 * Foodmaker, Inc.  . . . . . . . . . . .             56,875
     4,000 * HomeTown Buffet, Inc.  . . . . . . . .             59,500
     3,200 * International Dairy Queen, Inc.
               Class A    . . . . . . . . . . . . .             67,200
     4,100 * Landry's Seafood Restaurants, Inc.   .             98,400
     9,100   Luby's Cafeterias, Inc.  . . . . . . .            224,087
     1,350   Morrison Fresh Cooking, Inc.   . . . .              9,956
     1,800   Morrison Health Care, Inc.   . . . . .             25,875
     3,450 * Papa John's International, Inc.  . . .            169,912
     2,700   Ruby Tuesday, Inc.   . . . . . . . . .             57,375
    19,100 * Ryan's Family Steak Houses, Inc.   . .            169,512
     2,700   Sbarro, Inc.   . . . . . . . . . . . .             71,888

SMALL CAP INDEX FUND - CONTINUED    MAY 31, 1996         STATEMENT OF NET ASSETS

   NUMBER                                                     MARKET
  OF SHARES                                                   VALUE
--------------------------------------------------------------------------------
             RESTAURANTS - Continued
     3,433 * ShoLodge, Inc.   . . . . . . . . . . .     $       53,212
    12,800 * Shoney's, Inc.   . . . . . . . . . . .            156,800
     7,800   Sizzler International, Inc.  . . . . .             29,250
     5,850 * Sonic Corp.  . . . . . . . . . . . . .            140,400
     3,000   TCBY Enterprises, Inc.   . . . . . . .             13,125
     3,900 * Triarc Companies Inc. Class A  . . . .             47,775
     2,400 * VICORP Restaurants, Inc.   . . . . . .             31,800
                                                        --------------
                                                             2,293,879
                                                        --------------
             SAVINGS & LOAN - 1.98%
     6,720   ALBANK Financial Corp.   . . . . . . .            183,960
     2,800   Astoria Financial Corp.  . . . . . . .            155,400
     7,212   Bankers Corp.  . . . . . . . . . . . .            124,407
     3,700   Bay View Capital Corp.   . . . . . . .            122,562
     2,500   Bell Bancorp, Inc.   . . . . . . . . .             93,750
     3,250   Boston Bancorp   . . . . . . . . . . .            136,500
    16,720   Cal Fed Bancorp Inc.   . . . . . . . .            307,230
    10,590   Charter One Financial, Inc.  . . . . .            385,211
     2,000   CitFed Bancorp, Inc.   . . . . . . . .             75,500
     4,900 * Coast Savings Financial Inc.   . . . .            164,150
     1,785   Downey Financial Corp.   . . . . . . .             38,824
     2,310   Financial Trust Corp.  . . . . . . . .             67,568
     1,600 * FirstFed Financial Corp.   . . . . . .             26,600
    10,892 * Glendale Federal Bank FSB  . . . . . .            194,694
     3,600 * Greater New York Savings Bank  . . . .             40,050
    10,300   Home Financial Corp.   . . . . . . . .            142,912
     3,000   JSB Financial, Inc.  . . . . . . . . .             99,562
     5,200   Long Island Bancorp, Inc.  . . . . . .            147,550
     2,000   Peoples Bank of Bridgeport
               Connecticut    . . . . . . . . . . .             41,250
     6,500   Peoples Heritage Financial Group, Inc.            129,187
     3,759   Provident Bankshares Corp.   . . . . .            124,517
     1,100   Queens County Bancorp, Inc.  . . . . .             52,663
     6,200   RCSB Financial, Inc.   . . . . . . . .            146,475
     2,700   Security Capital Corp.   . . . . . . .            166,050
    11,700   Sovereign Bancorp, Inc.  . . . . . . .            122,850
     4,600   St. Francis Capital Corp.  . . . . . .            118,450
     1,300   Standard Financial, Inc.   . . . . . .             19,663
     2,400   TR Financial Corp.   . . . . . . . . .             64,800
     3,300   Webster Financial Corp.  . . . . . . .             94,463
                                                        --------------
                                                             3,586,798
                                                        --------------
             SECURITIES RELATED - 0.92%
     3,100   Alex Brown Inc.  . . . . . . . . . . .            179,025
     2,650   BHC Financial, Inc.  . . . . . . . . .             37,431
     3,700   Enhance Financial Services Group Inc.             107,300
     8,817   Financial Security Assurance
               Holdings Ltd.    . . . . . . . . . .            243,570
     1,200   Inter-Regional Financial Group, Inc.               30,000
     1,035   Investors Financial Services Corp.   .             23,417
       199   Investors Financial Services Corp.
               Class A    . . . . . . . . . . . . .              4,502
     2,600   Jefferies Group, Inc.  . . . . . . . .             85,150
     3,250   Legg Mason, Inc.   . . . . . . . . . .            108,063
     1,206   Liberty Financial Companies, Inc.  . .             38,441
       900   Mc Donald & Co. Investments, Inc.  . .             17,550
     8,100   Morgan Keegan, Inc.  . . . . . . . . .            107,325

             SECURITIES RELATED - Continued
     5,600   Pioneer Group, Inc.  . . . . . . . . .     $      155,400
     4,400   Piper Jaffray Companies,  Inc.   . . .             58,850
     5,321   Quick & Reilly Group Inc.  . . . . . .            180,249
     3,600   Raymond James Financial Inc.   . . . .             81,900
     3,983   Waterhouse Investor Services, Inc.   .            145,877
     1,400 * White River Corp.  . . . . . . . . . .             57,750
                                                        --------------
                                                             1,661,800
                                                        --------------
             SEMICONDUCTORS - 1.12%
     7,100 * Actel Corp.  . . . . . . . . . . . . .            139,337
     6,200 * Brooktree Corp.  . . . . . . . . . . .             74,400
     5,100 * Burr Brown Corp.   . . . . . . . . . .            107,100
     5,750 * Credence Systems Corp.   . . . . . . .            116,438
     3,300 * Cree Research, Inc.  . . . . . . . . .             55,275
     8,300   Dallas Semiconductor Corp.   . . . . .            174,300
     6,200 * Electroglas, Inc.  . . . . . . . . . .            120,900
     6,000 * FSI International, Inc.  . . . . . . .             78,750
     1,900 * Fusion Systems Corp.   . . . . . . . .             56,525
    11,100 * International Rectifier Corp.  . . . .            288,600
     5,000 * Level One Communications, Inc.   . . .            130,000
     3,400 * Quickturn Design System, Inc.  . . . .             49,938
     1,700 * SDL, Inc.  . . . . . . . . . . . . . .             72,250
     3,200 * Siliconix, Inc.  . . . . . . . . . . .             88,000
     4,500 * Unitrode Corp.   . . . . . . . . . . .            128,812
     4,900 * Vitesse Semiconductor Corp.  . . . . .            137,200
     5,850 * Zilog, Inc.  . . . . . . . . . . . . .            215,719
                                                        --------------
                                                             2,033,544
                                                        --------------
             TELECOMMUNICATIONS - 2.77%
     1,400   ABM Industries Inc.  . . . . . . . . .             53,375
     6,100 * Apertus Technologies, Inc.   . . . . .             24,781
     4,600 * Arch Communications Group, Inc.  . . .            105,800
     6,000 * Aspect Telecommunications Corp.  . . .            340,500
     3,600 * BroadBand Technologies, Inc.   . . . .            110,250
       400 * CellStar Corp.   . . . . . . . . . . .              4,050
     3,500 * Cellular Communications
               International, Inc.    . . . . . . .            119,000
     3,700 * Cellular Communications of Puerto
               Rico, Inc.   . . . . . . . . . . . .            113,775
     4,190 * Cellular Technical Services Inc.   . .            145,341
     4,800 * Centennial Cellular Corp. Class A  . .             81,600
     6,600 * Checkpoint Systems, Inc.   . . . . . .            256,575
     3,800 * Cidco, Inc.  . . . . . . . . . . . . .            149,625
     2,600 * Coherent, Inc.   . . . . . . . . . . .             68,250
     4,900 * CommNet Cellular Inc.  . . . . . . . .            168,437
     4,400   Communications Systems, Inc.   . . . .             69,300
     7,300 * Compression Laboratories, Inc.   . . .             56,575
     5,300 * CrossCom Corp.   . . . . . . . . . . .             60,950
     5,100 * Digi International Inc.  . . . . . . .            143,438
     5,800 * DSP Communications, Inc.   . . . . . .            218,950
     1,500   Harmon Industries, Inc.  . . . . . . .             25,500
     9,066 * International CableTel Inc.  . . . . .            284,446
     5,400 * InterVoice, Inc.   . . . . . . . . . .            120,150
     3,100 * IPC Information Systems, Inc.  . . . .             65,875
     3,600 * Itron, Inc.  . . . . . . . . . . . . .            122,400
     3,800 * Metricom, Inc.   . . . . . . . . . . .             70,300
     2,794 * Millicom International Cellular S.A.              134,461

SMALL CAP INDEX FUND - CONTINUED    MAY 31, 1996         STATEMENT OF NET ASSETS

   NUMBER                                                     MARKET
  OF SHARES                                                   VALUE
--------------------------------------------------------------------------------
             TELECOMMUNICATIONS - Continued
    14,680 * Octel Communications Corp.   . . . . .     $      359,660
     2,600 * Pairgain Technologies Inc.   . . . . .            264,550
     9,600 * PictureTel Corp.   . . . . . . . . . .            376,800
     3,700 * Plantronics,  Inc.   . . . . . . . . .            130,888
     2,200 * Premisys Communications,  Inc.   . . .            125,400
     5,312 * PriCellular Corp. Class A  . . . . . .             74,368
     2,800 * ProNet,  Inc.  . . . . . . . . . . . .             70,000
     4,400 * Sanmina Corp.  . . . . . . . . . . . .            162,250
     4,700 * Symmetricom, Inc.  . . . . . . . . . .             63,450
     5,300 * U. S. Long Distance Corp.  . . . . . .            190,137
     2,900 * Xpedite Systems, Inc.  . . . . . . . .             79,025
                                                        --------------
                                                             5,010,232
                                                        --------------
             TEXTILE - PRODUCTS - 0.59%
    13,900 * Burlington Industries, Inc.  . . . . .            177,225
     5,000 * Cone Mills Corp.   . . . . . . . . . .             58,125
     3,100   Delta Woodside Industries, Inc.  . . .             17,825
       600 * Fabri-Centers of America, Inc.
               Class A    . . . . . . . . . . . . .              8,850
     3,600 * Fieldcrest Cannon, Inc.  . . . . . . .             75,600
     7,550   G&K Services, Inc. Class A   . . . . .            228,387
     3,100 * Galey & Lord, Inc.   . . . . . . . . .             35,263
     2,900   Guilford Mills, Inc.   . . . . . . . .             70,687
     2,800 * Lydall, Inc.   . . . . . . . . . . . .             65,100
     7,300 * Mohawk Industries, Inc.  . . . . . . .            122,275
     4,500 * Norton McNaughton Inc.   . . . . . . .             46,688
     6,900 * WestPoint Stevens Inc. Class A   . . .            160,425
                                                        --------------
                                                             1,066,450
                                                        --------------
             TOBACCO - 0.11%
    10,400   DIMON Inc.   . . . . . . . . . . . . .            187,200
     1,600 * Standard Commercial Corp.  . . . . . .             14,599
                                                        --------------
                                                               201,799
                                                        --------------
             TRUCKERS - 0.52%
     6,300 * American Freightways Corp.   . . . . .             80,325
     7,350   Arnold Industries, Inc.  . . . . . . .            113,006
       221   Frozen Food Express Industries, Inc.                2,542
     1,088 * Heartland Express, Inc.  . . . . . . .             31,552
       800 * Knight Transportation, Inc.  . . . . .             14,450
     4,200 * Landstar System Inc.   . . . . . . . .            123,900
     3,200 * M.S. Carriers, Inc.  . . . . . . . . .             61,600
    16,375   Rollins Truck Leasing Corp.  . . . . .            178,078
     5,700 * Swift Transportation Co., Inc.   . . .            105,450
     4,500 * US Xpress Enterprises, Inc. Class A  .             32,062
     4,900   USFreightways Corp.  . . . . . . . . .            106,575
       800   Werner Enterprises, Inc.   . . . . . .             19,600
     5,900 * Yellow Corp.   . . . . . . . . . . . .             76,700
                                                        --------------
                                                               945,840
                                                        --------------
             UTILITIES - COMMUNICATION - 0.22%
     4,200 * C-Tec Corp.  . . . . . . . . . . . . .            118,650
    12,100   Lincoln Telecommunications Co.   . . .            199,650
     3,300   PXRE Corp.   . . . . . . . . . . . . .             82,500
                                                        --------------
                                                               400,800
                                                        --------------
             UTILITIES - ELECTRIC - 1.46%
     6,700   Black Hills Corp.  . . . . . . . . . .     $      161,637
     5,900   Central Louisiana Electric Co., Inc.              157,088
     6,250   Central Vermont Public Service Corp.               86,719
     5,500   CILCORP, Inc.  . . . . . . . . . . . .            234,437
     4,200   Commonwealth Energy System
               Companies    . . . . . . . . . . . .            203,175
     5,200   Eastern Utilities Associates   . . . .             98,800
       800   Empire District Electric Co.   . . . .             14,600
     1,400   Green Mountain Power Corp.   . . . . .             37,100
     8,200   Indiana Energy, Inc.   . . . . . . . .            194,750
     5,300   Interstate Power Co.   . . . . . . . .            169,600
     7,425   Madison Gas & Electric Co.   . . . . .            180,984
     4,575   Otter Tail Power Co.   . . . . . . . .            152,119
    15,700   Public Service Co. of New Mexico   . .            294,375
     6,600   SIG Corp, Inc.   . . . . . . . . . . .            220,275
       400   St. Joseph Light & Power Co.   . . . .             13,050
     4,500   TNP Enterprises, Inc.  . . . . . . . .            120,375
    10,720 * Tuscon Electric Power Co.  . . . . . .            158,120
     3,800   United Illuminating Co.  . . . . . . .            140,125
                                                        --------------
                                                             2,637,329
                                                        --------------
             UTILITIES - GAS, DISTRIBUTION - 0.62%
     1,000   Colonial Gas Co.   . . . . . . . . . .             23,000
     1,800   Connecticut Energy Corp.   . . . . . .             36,675
     1,200   Connecticut Natural Gas Corp.  . . . .             28,200
     4,100   Energen Corp.  . . . . . . . . . . . .             96,350
       234   NGC Corp   . . . . . . . . . . . . . .              3,627
     3,800   Northwest Natural Gas Co.  . . . . . .            130,150
     1,200   NUI Corp.  . . . . . . . . . . . . . .             21,600
     7,400   Piedmont Natural Gas Co., Inc.   . . .            160,025
     4,800   Public Service Co. of North
               Carolina, Inc.   . . . . . . . . . .             77,400
       714   South Jersey Industries, Inc.  . . . .             16,244
     7,800   Southwestern Energy Co.  . . . . . . .            111,150
     3,451   Tosco Corp.  . . . . . . . . . . . . .            170,811
    10,500   Washington Energy Co.  . . . . . . . .            196,875
         9   World Fuel Services Corp.  . . . . . .                161
     2,150   Yankee Energy System, Inc.   . . . . .             47,837
                                                        --------------
                                                             1,120,105
                                                        --------------
             UTILITIES - GAS, PIPELINE - 0.15%
     9,900   ONEOK Inc.   . . . . . . . . . . . . .            269,775
                                                        --------------

             UTILITIES - MISCELLANEOUS - 0.61%
     5,200   Central Hudson Gas & Electric Corp   .            155,350
    15,242 * Citizens Utilities Co. Class B   . . .            179,094
     5,500   IES Industries Inc.  . . . . . . . . .            156,062
     4,650   MDU Resources Group, Inc.  . . . . . .             97,650
       400   Northwestern Public Service Co.  . . .             11,100
     3,600   Orange and Rockland Utilities, Inc.               125,550
     7,700   Sierra Pacific Resources   . . . . . .            182,875
     2,900   Trigen Energy Corp.  . . . . . . . . .             56,550
     4,300   WPS Resources Corp.  . . . . . . . . .            133,300
                                                        --------------
                                                             1,097,531
                                                        --------------

SMALL CAP INDEX FUND - CONTINUED    MAY 31, 1996         STATEMENT OF NET ASSETS

   NUMBER                                                     MARKET
  OF SHARES                                                   VALUE
--------------------------------------------------------------------------------
             WATER SERVICES - 0.24%
     3,000   Aquarion Co.   . . . . . . . . . . . .     $       72,750
       400   California Water Service Co.   . . . .             13,800
     1,200   Consumers Water Co.  . . . . . . . . .             21,000
     1,300   E'Town Corp.   . . . . . . . . . . . .             36,238
     1,050   IWC Resources Corp.  . . . . . . . . .             20,213
     2,100   Philadelphia Suburban Corp.  . . . . .             51,187
     1,600   SJW Corp.  . . . . . . . . . . . . . .             59,200
     2,150   Southern California Water Co.  . . . .             47,837
     8,400   United Water Resources   . . . . . . .            112,350
                                                        --------------
                                                               434,575
                                                        --------------
             TOTAL COMMON STOCKS
             (Cost $132,321,923)  . . . . . . . . .        172,354,035
                                                        --------------

   PAR
  VALUE
----------
             CORPORATE SHORT TERM
             COMMERCIAL PAPER - 4.45%

             FINANCE COMPANIES - 1.59%
$2,887,000   Ford Motor Credit Co.,
               5.16% due 6/3/96   . . . . . . . . .          2,886,172
                                                        --------------

             SECURITIES RELATED - 2.86%
 5,168,000   Merrill Lynch & Co., Inc.,
               5.35% due 6/4/96   . . . . . . . . .          5,165,696
                                                        --------------

             TOTAL CORPORATE SHORT
             TERM COMMERCIAL PAPER
             (Cost $8,051,868)  . . . . . . . . . .          8,051,868
                                                        --------------

             UNITED STATES GOVERNMENT -
             SHORT TERM - 0.14%

             U.S. TREASURY BILLS - 0.14%
             United States Treasury Bills:
   100,000     5.04% due 6/20/96  . . . . . . . . .             99,734
   150,000     4.93% due 6/20/96  . . . . . . . . .            149,610
                                                        --------------
                                                               249,344
                                                        --------------
             TOTAL UNITED STATES
             GOVERNMENT - SHORT TERM
             (Cost $249,344)  . . . . . . . . . . .            249,344
                                                        --------------

                                                             MARKET
                                                             VALUE
--------------------------------------------------------------------------------
             TOTAL INVESTMENTS
             (Cost $140,623,135) - 99.93%   . . . .     $  180,655,247
             Other assets and liabilities,
               net - 0.07%    . . . . . . . . . . .            130,235
                                                        --------------

             NET ASSETS (equivalent
               to $16.25 per share on
               11,128,632 shares
               outstanding) - 100%    . . . . . . .     $  180,785,482
                                                        --------------

           *   Non-income producing

                                                            UNREALIZED
                                                           APPRECIATION
CONTRACTS                                                 (DEPRECIATION)
--------------------------------------------------------------------------------
               FUTURES CONTRACTS PURCHASED(1)
               (Delivery month/Value at 5/31/96)
     43 (2)    Russell 2000 Index Futures
               (June/$361.75)   . . . . . . . . . .     $      342,650
      1 (2)    Russell 2000 Index Futures
               (September/$366.25)  . . . . . . . .             (2,875)
                                                        --------------
                                                        $      339,775
                                                        --------------

               (1) U.S.Treasury Bills with a market value of approximately
                   $250,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.
               (2) Per 500

--------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  11,128,632 shares outstanding . . . . . . . . . .     $      111,286
Additional paid in capital  . . . . . . . . . . . .        129,491,129
Undistributed net realized gain on securities . . .         10,795,064
Undistributed net investment income . . . . . . . .             16,116
Unrealized appreciation of:
 Investments  . . . . . . . . . . . . .    $40,032,112
 Futures  . . . . . . . . . . . . . . .        339,775      40,371,887
                                           -----------  --------------
NET ASSETS APPLICABLE TO SHARES
OUTSTANDING       . . . . . . . . . . . . . . . . .     $  180,785,482
                                                        --------------

SEE NOTES TO FINANCIAL STATEMENTS.

SMALL CAP INDEX FUND                                        FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1996

INVESTMENT INCOME:
Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   2,212,097
Interest  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           457,052
                                                                                                          -------------
    Total investment income   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         2,669,149
                                                                                                          -------------

EXPENSES:
Advisory fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           523,833
Custodian and accounting services . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            61,065
Reports to shareholders . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            14,855
Audit fees and tax services . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             4,669
Directors' fees and expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             5,280
Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             8,202
                                                                                                          -------------
    Total expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           617,904
                                                                                                          -------------
NET INVESTMENT INCOME . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         2,051,245
                                                                                                          -------------

REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on:
    Investments   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $  10,088,072
    Futures contracts   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          861,590     10,949,662
                                                                                           -------------
Net unrealized appreciation during the year:
    Investments   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       31,386,370
    Futures contracts   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          308,600     31,694,970
                                                                                           -------------  -------------
        Net realized and unrealized gain on securities during the year  . . . . . . . . . . . . . . .        42,644,632
                                                                                                          -------------
INCREASE IN NET ASSETS RESULTING  FROM OPERATIONS . . . . . . . . . . . . . . . . . . . . . . . . . .     $  44,695,877
                                                                                                          -------------

STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:

                                                                                                1996           1995
                                                                                           ----------------------------
OPERATIONS:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $   2,051,245  $   1,728,509
Net realized gain on securities . . . . . . . . . . . . . . . . . . . . . . . . . . . .       10,949,662      2,796,349
Net unrealized appreciation of securities during the period . . . . . . . . . . . . . .       31,694,970      7,291,771
                                                                                           ----------------------------
    Increase in net assets resulting from operations  . . . . . . . . . . . . . . . . .       44,695,877     11,816,629
                                                                                           ----------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (2,050,531)    (1,724,116)
Net realized gain on securities . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (2,945,819)             -
                                                                                           ----------------------------
    Decrease in net assets resulting from capital stock transactions  . . . . . . . . .       (4,996,350)    (1,724,116)
                                                                                           ----------------------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold  . . . . . . . . . . . . . . . . . . . . . . . . . . .       26,328,751     27,773,025
Proceeds from capital stock issued for distributions reinvested . . . . . . . . . . . .        4,996,350      1,724,116
                                                                                           ----------------------------
                                                                                              31,325,101     29,497,141
Cost of capital stock repurchased . . . . . . . . . . . . . . . . . . . . . . . . . . .      (16,806,251)   (21,072,208)
                                                                                           ----------------------------
    Increase in net assets resulting from capital stock transactions  . . . . . . . . .       14,518,850      8,424,933
                                                                                           ----------------------------
TOTAL INCREASE IN NET ASSETS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       54,218,377     18,517,446

NET ASSETS:
Beginning of year . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      126,567,105    108,049,659
                                                                                           ----------------------------
End of year (including undistributed net investment income of $16,116 and $15,402)  . .    $ 180,785,482  $ 126,567,105
                                                                                           ----------------------------

CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,827,343      2,410,176
Shares issued for distributions reinvested  . . . . . . . . . . . . . . . . . . . . . .          350,648        147,801
Shares of capital stock repurchased   . . . . . . . . . . . . . . . . . . . . . . . . .       (1,185,615)    (1,802,417)
                                                                                           ----------------------------
    Increase in shares outstanding  . . . . . . . . . . . . . . . . . . . . . . . . . .          992,376        755,560
Shares outstanding:
    Beginning of year   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       10,136,256      9,380,696
                                                                                           ----------------------------
    End of year   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       11,128,632     10,136,256
                                                                                           ----------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL EQUITIES FUND       MAY 31, 1996           STATEMENT OF NET ASSETS

   NUMBER                                                      MARKET
  OF SHARES                                                    VALUE
--------------------------------------------------------------------------------
             COMMON STOCKS - 98.52%

             AIRLINES - 0.61%
     4,100   British Airways plc - ADR  . . . . . .     $      355,675
    40,000 * Japan Air Lines Co. Ltd.   . . . . . .            322,593
     2,500   Lufthansa AG   . . . . . . . . . . . .            387,451
    60,000   Malay Airline System Bhd   . . . . . .            188,664
                                                        --------------
                                                             1,254,383
                                                        --------------
             APPAREL & PRODUCTS - 0.47%
     4,000   Hennes & Mauritz  AB - Series B  . . .            294,718
    20,000   Onward Kashiyama Co., Ltd.   . . . . .            325,926
   163,039   Pacific Dunlop Ltd.  . . . . . . . . .            352,650
                                                        --------------
                                                               973,294
                                                        --------------
             APPLIANCES/FURNISHINGS - 2.05%
    50,000   Brother Industries   . . . . . . . . .            306,481
    22,000   Matsushita Electric Industrial Co. Ltd.           378,889
     4,200   Matsushita Electric Industrial
               Co. Ltd. - ADR   . . . . . . . . . .            722,400
    15,000   Philips Electronics NV   . . . . . . .            532,357
   133,000   Sanyo Electric Co. Ltd.  . . . . . . .            791,843
     3,400   Sanyo Electric Co. Ltd. - ADR  . . . .            102,425
    30,000   Sharp Corp.  . . . . . . . . . . . . .            488,889
    13,970   Sony Corp - ADR  . . . . . . . . . . .            895,826
                                                        --------------
                                                             4,219,110
                                                        --------------
             AUTO - CARS - 3.79%
    27,500   Daimler-Benz AG - ADR  . . . . . . . .          1,498,750
   100,000   Fiat S.p.A.  . . . . . . . . . . . . .            353,037
    15,000   Fiat S.p.A. - ADR  . . . . . . . . . .            258,750
    12,500   Honda Motor Co., Ltd. - ADR  . . . . .            596,875
    18,000   Nissan Motor Co., Ltd. - ADR . . . . .            297,000
    35,000   Nissan Motor Co., Ltd.   . . . . . . .            288,102
       500   Peugeot Citroen SA   . . . . . . . . .             69,639
    13,200   Peugeot Citroen SA - ADR   . . . . . .            458,993
    98,000   Toyota Motor Corp.   . . . . . . . . .          2,241,296
    23,519   Toyota Motor Corp. - ADR   . . . . . .          1,075,994
    32,000   Volvo AB   . . . . . . . . . . . . . .            678,743
                                                        --------------
                                                             7,817,179
                                                        --------------
             AUTO - REPLACEMENT PARTS - 1.06%
    36,000   Bridgestone Corp.  . . . . . . . . . .            626,667
     1,600   Bridgestone Corp. - ADR  . . . . . . .            278,260
    10,000   Michelin (CGDE) Class B  . . . . . . .            503,917
     5,550   Nippondenso Ltd. - ADR   . . . . . . .            478,501
     2,000   Phoenix AG   . . . . . . . . . . . . .            293,447
                                                        --------------
                                                             2,180,792
                                                        --------------
             BANKS - OTHER - 15.52%
    15,007   ABN Amro Holdings NV   . . . . . . . .            827,912
    30,000   AMMB Holdings BHD  . . . . . . . . . .            405,568
    50,000   Asahi Bank Ltd.  . . . . . . . . . . .            601,852
     6,190   Asahi Bank Ltd. - ADR  . . . . . . . .            744,402
    10,000   Banco de Santander SA  . . . . . . . .            456,224
     5,700   Banco de Santander SA - ADR  . . . . .            257,925
   136,000   Bank of Tokyo - Mitsubishi   . . . . .          3,223,703

             BANKS - OTHER - Continued
     4,180   Bank of Tokyo Ltd. - ADR   . . . . . .     $      792,652
    68,000   Bank of Yokohama Ltd.  . . . . . . . .            582,407
     2,296   Bank of Yokohama Ltd. - ADR  . . . . .            196,466
    36,785   Barclays plc   . . . . . . . . . . . .            428,104
    15,840   Barclays plc - ADR   . . . . . . . . .            746,460
    40,000   Chiba Bank Ltd.  . . . . . . . . . . .            347,778
   275,000   Credito Italiano   . . . . . . . . . .            342,024
   250,000 * DCB Holdings BHD   . . . . . . . . . .            831,164
    50,000 * DCB Holdings BHD (Warrants)  . . . . .             63,689
    13,300   Den Danske Bank AF 1871 - ADR  . . . .            831,444
    42,500   Deutsche Bank AG - ADR   . . . . . . .          1,993,620
    10,000   Development Bank of Singapore Ltd.   .            118,566
    13,625   Development Bank of
               Singapore Ltd. - ADR   . . . . . . .            645,629
    10,000   Dresdner Bank AG   . . . . . . . . . .            250,655
    52,000   Dresdner Bank AG - ADR   . . . . . . .          1,302,184
    60,000   Fuji Bank Ltd.   . . . . . . . . . . .          1,305,556
     4,830   Fuji Bank Ltd. - ADR   . . . . . . . .          1,049,999
     6,180   HSBC Holdings plc - ADR  . . . . . . .            934,486
    53,000   Industrial Bank of Japan Ltd.  . . . .          1,364,259
    13,500   Istituto Mobiliare Italiano S.p.A. - ADR          335,813
    48,000   Joyo Bank  . . . . . . . . . . . . . .            376,889
   277,744   Lloyds TSB Group plc   . . . . . . . .          1,342,881
    30,000   Mitsui Trust & Banking Co. Ltd.  . . .            330,556
    28,014   National Australia Bank Ltd.   . . . .            262,722
     9,319   National Australia Bank Ltd. - ADR   .            435,663
    10,000   National Westminster Bank plc  . . . .             96,699
     9,100   National Westminster Bank plc - ADR  .            525,525
    98,000   Sakura Bank Ltd.   . . . . . . . . . .          1,070,741
     3,290   Sakura Bank Ltd. - ADR   . . . . . . .            359,130
    30,000   Shizuoka Bank  . . . . . . . . . . . .            388,889
    89,000   Sumitomo Bank  . . . . . . . . . . . .          1,755,278
     3,410   Sumitomo Bank - ADR  . . . . . . . . .            671,905
    46,000   Tokai Bank   . . . . . . . . . . . . .            575,000
     2,225   Tokai Bank - ADR   . . . . . . . . . .            555,735
    10,000   Tokyo Trust & Banking  . . . . . . . .             95,370
     1,800   Union Bank of Switzerland AG   . . . .          1,685,657
    21,300   Westpac Banking Corp. Ltd. - ADR   . .            492,562
                                                        --------------
                                                            32,001,743
                                                        --------------
             BEVERAGE - BREWERS/
             DISTRIBUTORS - 1.81%
    58,800   Bass plc   . . . . . . . . . . . . . .            742,176
    96,100   Guinness plc   . . . . . . . . . . . .            693,236
    16,000   Kirin Brewery Co., Ltd.  . . . . . . .            198,519
     4,995   Kirin Brewery Co., Ltd. - ADR  . . . .            626,872
    12,000   LVMH (Moet Hennessy Louis
               Vuitton) - ADR   . . . . . . . . . .            585,000
    45,000   Sapporo Breweries  . . . . . . . . . .            429,167
    40,000   Whitbread plc  . . . . . . . . . . . .            452,503
                                                        --------------
                                                             3,727,473
                                                        --------------
             BROADCASTING - 0.19%
    30,000   British Sky Broadcasting Group plc   .            208,740
       750   Canal Plus   . . . . . . . . . . . . .            183,819
                                                        --------------
                                                               392,559
                                                        --------------

INTERNATIONAL EQUITIES FUND - CONTINUED   MAY 31, 1996   STATEMENT OF NET ASSETS

   NUMBER                                                    MARKET
  OF SHARES                                                  VALUE
--------------------------------------------------------------------------------
             BUILDING MATERIALS - 2.85%
    20,000   Asahi Glass Co. Ltd.   . . . . . . . .     $      240,741
     5,400   Asahi Glass Co. Ltd. - ADR   . . . . .            649,398
    30,190   CRH plc  . . . . . . . . . . . . . . .            287,752
     2,505 * Fletcher Challenge Building Division               51,352
     4,700   Glaverbel SA   . . . . . . . . . . . .            548,533
       725   Holderbank Finance Glarus  . . . . . .            556,133
    40,000   Inax Corp  . . . . . . . . . . . . . .            407,407
     4,000   Lafarge SA   . . . . . . . . . . . . .            263,391
    79,487   Redland plc  . . . . . . . . . . . . .            494,561
    24,642   Redland plc - ADR  . . . . . . . . . .            153,483
     2,400   Taisei Construction Ltd. - ADR   . . .            180,943
   110,000   Taisei Corp.   . . . . . . . . . . . .            830,093
    15,000   Tostem Corp.   . . . . . . . . . . . .            438,889
    24,000   Toto Ltd.  . . . . . . . . . . . . . .            353,333
       525   Toto Ltd. - ADR  . . . . . . . . . . .             77,220
    38,000   Uralita, SA  . . . . . . . . . . . . .            335,212
                                                        --------------
                                                             5,868,441
                                                        --------------
             CHEMICAL - MAJOR - 1.18%
     2,000   Ciba Geigy AG  . . . . . . . . . . . .          2,200,559
    20,000   Sekisui Chemical   . . . . . . . . . .            237,037
                                                        --------------
                                                             2,437,596
                                                        --------------
             CHEMICAL - MISCELLANEOUS - 3.37%
    12,367   Air Liquide - ADR  . . . . . . . . . .            429,552
     5,100   Akzo Nobel N V- ADR  . . . . . . . . .            309,188
     8,500   Asahi Chemical Co. Ltd. - ADR  . . . .            616,466
     2,500   BASF AG  . . . . . . . . . . . . . . .            694,626
     1,000   Bayer A G  . . . . . . . . . . . . . .            334,207
    18,000   Bayer A G - ADR  . . . . . . . . . . .            601,009
    41,962   BOC Group plc  . . . . . . . . . . . .            604,752
    11,000   Imperial Chemical Industries plc - ADR            584,375
    20,000   Mitsubishi Chemical Corp.  . . . . . .             98,889
     8,040   Mitsubishi Chemical Corp. - ADR  . . .            397,165
    56,515 * Montedison S.p.A. - ADR  . . . . . . .            339,090
   195,000   Nylex (Malaysia) Bhd   . . . . . . . .            773,283
    23,100   Shin Etsu Chemical Co.   . . . . . . .            462,000
    50,000   Toray Industries Inc.  . . . . . . . .            337,963
     5,500   Toray Industries Inc. - ADR  . . . . .            371,414
                                                        --------------
                                                             6,953,979
                                                        --------------
             CONGLOMERATES - 3.45%
    27,195   Broken Hill Proprietary Co. Ltd. - ADR          1,641,898
    41,825   BTR plc  . . . . . . . . . . . . . . .            182,130
    37,426   BTR plc - ADR  . . . . . . . . . . . .            651,781
    75,000   Halma plc  . . . . . . . . . . . . . .            209,205
     3,300   Itochu Corp. - ADR   . . . . . . . . .            236,891
    57,000   Keppel Corp. Ltd.  . . . . . . . . . .            477,529
    21,500   Keppel Corp. Ltd. - ADR  . . . . . . .            359,929
    18,000   Lagardere Groupe   . . . . . . . . . .            488,519
    70,000   Marubeni Corp.   . . . . . . . . . . .            381,759
     3,200   Marubeni Corp. - ADR   . . . . . . . .            174,357
    27,000   Mitsubishi Corp.   . . . . . . . . . .            370,000
    50,000   Mitsui & Co.   . . . . . . . . . . . .            460,648

             CONGLOMERATES - Continued
     2,200   Mitsui & Co. - ADR   . . . . . . . . .     $      404,250
    60,000   Sime Darby Holdings Ltd.   . . . . . .            161,026
   194,400   Sime Darby Holdings Ltd. - ADR   . . .            521,284
   101,741   Tomkins plc  . . . . . . . . . . . . .            402,833
                                                        --------------
                                                             7,124,039
                                                        --------------
             CONSUMER FINANCE - 0.13%
    37,000   Nippon Shinpan Co.   . . . . . . . . .            274,074
                                                        --------------

             COSMETICS/TOILETRIES - 0.77%
     1,000   Loreal Co.   . . . . . . . . . . . . .            304,285
    14,000   Loreal Co. - ADR   . . . . . . . . . .            850,840
    34,490   Shiseido Ltd. - ADR  . . . . . . . . .            427,531
                                                        --------------
                                                             1,582,656
                                                        --------------

             DRUGS - 5.03%
    20,000   Astra AB Series A  . . . . . . . . . .            915,410
    80,400   Glaxo Wellcome plc - ADR   . . . . . .          2,100,450
    30,000   Kaken Pharmaceutical   . . . . . . . .            253,889
     7,700   Kissei Pharmaceutical Co.  . . . . . .            222,444
     5,000   Ono Pharmaceutical   . . . . . . . . .            174,537
       300   Roche Holdings AG  . . . . . . . . . .          2,301,239
     1,500   Sandoz AG  . . . . . . . . . . . . . .          1,555,733
    37,000   Sankyo Co. Ltd.  . . . . . . . . . . .            877,037
     3,000   Sanofi SA  . . . . . . . . . . . . . .            230,854
    65,000   Takeda Chemical Industries Ltd.  . . .          1,077,315
    10,300   Zeneca Group plc - ADR   . . . . . . .            660,487
                                                        --------------
                                                            10,369,395
                                                        --------------
             ELECTRICAL EQUIPMENT - 1.27%
    58,000   Delta plc  . . . . . . . . . . . . . .            377,499
    15,000   Fanuc  . . . . . . . . . . . . . . . .            586,111
   134,000   General Electric plc   . . . . . . . .            772,478
    10,400   General Electric plc - ADR   . . . . .             60,022
    10,000   Murata Manufacturing Co.   . . . . . .            366,667
     3,400   Sumitomo Electric Industries
               Ltd. - ADR   . . . . . . . . . . . .            462,349
                                                        --------------
                                                             2,625,126
                                                        --------------
             ELECTRONIC INSTRUMENTS - 3.11%
    50,000   Hitachi Ltd.   . . . . . . . . . . . .            462,963
     8,550   Hitachi Ltd. - ADR   . . . . . . . . .            801,562
     6,000   Kyocera Corp   . . . . . . . . . . . .            411,111
   144,000   Mitsubishi Electric Corp.  . . . . . .            986,667
       600   Mitsubishi Electric Corp. - ADR  . . .             41,073
    25,000   NEC Corp.  . . . . . . . . . . . . . .            275,463
     5,100   NEC Corp. - ADR  . . . . . . . . . . .            281,775
    50,000   Racal Electronics plc  . . . . . . . .            244,847
     7,000   Schneider SA   . . . . . . . . . . . .            323,900
     8,000   Siemens AG   . . . . . . . . . . . . .            448,650
    28,000   Siemens AG - ADR   . . . . . . . . . .          1,568,804
    55,000   Yokogawa Electric  . . . . . . . . . .            560,185
                                                        --------------
                                                             6,407,000
                                                        --------------

INTERNATIONAL EQUITIES FUND - CONTINUED   MAY 31, 1996   STATEMENT OF NET ASSETS

   NUMBER                                                    MARKET
  OF SHARES                                                  VALUE
--------------------------------------------------------------------------------
             ENTERTAINMENT - 0.33%
    85,000   Rank Organisation  . . . . . . . . . .     $      673,756
                                                        --------------

             FINANCE COMPANIES - 0.92%
     4,000   Compagnie Bancaire SA  . . . . . . . .            437,954
       126   Credit Local de France   . . . . . . .             10,322
     7,747   Internationale Nederlanden
               Groep NV   . . . . . . . . . . . . .            637,908
     7,554   Societe Generale   . . . . . . . . . .            803,695
                                                        --------------
                                                             1,889,879
                                                        --------------
             FOODS - 3.19%
    25,000   Ajinomoto Inc.   . . . . . . . . . . .            300,926
     1,900   Ajinomoto Inc. - ADR   . . . . . . . .            228,492
    21,113   Cadbury Schweppes plc  . . . . . . . .            158,356
    13,634   Cadbury Schweppes plc - ADR  . . . . .            412,428
    31,077   Coca Cola Amatil Ltd.  . . . . . . . .            338,575
    10,000   Daiei, Inc.  . . . . . . . . . . . . .            122,222
    11,500   Daiei, Inc. - ADR  . . . . . . . . . .            273,125
   122,569   Grand Metropolitan   . . . . . . . . .            828,143
       750   Groupe Danone  . . . . . . . . . . . .            109,682
    20,060   Groupe Danone - ADR  . . . . . . . . .            585,928
     5,346   KAO Corp - ADR   . . . . . . . . . . .            712,140
    38,000   Nestle S A - ADR   . . . . . . . . . .          2,139,385
    54,322   Northern Foods plc   . . . . . . . . .            155,735
    30,000   Tate & Lyle plc  . . . . . . . . . . .            211,530
                                                        --------------
                                                             6,576,667
                                                        --------------
             FOOTWEAR - 0.33%
     4,500   Adidas AG  . . . . . . . . . . . . . .            337,795
    50,000   Church & Co. plc   . . . . . . . . . .            344,801
                                                        --------------
                                                               682,596
                                                        --------------
             FREIGHT - 0.64%
    98,000 * Mitsui Osk Lines Ltd.  . . . . . . . .            336,648
    40,000   Nippon Yusen Kabushiki Kaish   . . . .            234,815
     8,570   Nippon Yusen Kabushiki
               Kaish - ADR  . . . . . . . . . . . .            502,624
    30,000   P & O Steam Navigation   . . . . . . .            243,608
                                                        --------------
                                                             1,317,695
                                                        --------------
             HARDWARE & TOOLS - 0.13%
    12,000   SKF AB   . . . . . . . . . . . . . . .            270,604
                                                        --------------

             HEALTHCARE - 0.29%
    33,159   Eisai Ltd.   . . . . . . . . . . . . .            607,347
                                                        --------------

             HOME BUILDERS - 0.24%
    15,000   Daiwa House Industry Co. Ltd.  . . . .            229,167
       214   Sekisui Homes Ltd. - ADR   . . . . . .             25,141
    20,000   Sekisui House Hokuriku, Ltd.   . . . .            235,185
                                                        --------------
                                                               489,493
                                                        --------------
             HOSPITAL SUPPLIES - 0.28%
     1,000   Novo-Nordisk A/S   . . . . . . . . . .            137,463
    12,800   Novo-Nordisk A/S - ADR   . . . . . . .            443,200
                                                        --------------
                                                               580,663
                                                        --------------
             HOUSEHOLD PRODUCTS - 0.77%
     7,000   Katokichi Co   . . . . . . . . . . . .     $      165,278
    10,600   Unilever N V-ADR . . . . . . . . . . .          1,429,675
                                                        --------------
                                                             1,594,953
                                                        --------------
             INFORMATION PROCESSING - 0.82%
     5,000   CSK Corp.  . . . . . . . . . . . . . .            146,759
     3,700   CSK Corp. - ADR  . . . . . . . . . . .            107,300
    14,000   Fujitsu Ltd.   . . . . . . . . . . . .            127,037
    15,200   Fujitsu Ltd. - ADR   . . . . . . . . .            688,989
   500,000 * Ing C. Olivetti & C. S.p.A.  . . . . .            313,199
     2,250   SAP AG   . . . . . . . . . . . . . . .            307,421
                                                        --------------
                                                             1,690,705
                                                        --------------
             INSURANCE - CASUALTY - 0.90%
    25,000   Mitsui Marine & Fire   . . . . . . . .            193,287
    50,000   Nippon Fire & Marine Insurance   . . .            330,556
    25,000   Sumitomo Marine & Fire   . . . . . . .            226,389
    20,000   Tokio Marine & Fire Insurance Co.  . .            259,259
    13,100   Tokio Marine & Fire Insurance
               Co. - ADR    . . . . . . . . . . . .            851,500
                                                        --------------
                                                             1,860,991
                                                        --------------
             INSURANCE - LIFE - 0.61%
    62,758   Irish Life plc   . . . . . . . . . . .            253,833
    30,240   Prudential plc - ADR   . . . . . . . .          1,006,184
                                                        --------------
                                                             1,260,017
                                                        --------------
             INSURANCE - MULTILINE - 2.89%
    39,590   Assic Generali   . . . . . . . . . . .            941,184
    22,500   AXA  . . . . . . . . . . . . . . . . .          1,275,704
       200   Baloise Holding Ltd.   . . . . . . . .            433,080
    15,690   Fortis Amev NV   . . . . . . . . . . .          1,223,039
     7,000 * Gan Group  . . . . . . . . . . . . . .            199,052
    40,525   General Accident   . . . . . . . . . .            417,936
    98,280   Royal Insurance Holdings plc   . . . .            644,996
   150,000   Sedgwick Group plc   . . . . . . . . .            346,350
       500 * Swiss Reinsurance AG   . . . . . . . .            482,621
                                                        --------------
                                                             5,963,962
                                                        --------------
             LEISURE TIME - 1.18%
     8,000   Canon, Inc. - ADR  . . . . . . . . . .            784,000
    20,000   Fuji Photo   . . . . . . . . . . . . .            622,222
     9,601   Fuji Photo - ADR   . . . . . . . . . .            595,262
   150,000   Ladbroke Group plc   . . . . . . . . .            440,493
                                                        --------------
                                                             2,441,977
                                                        --------------
             LODGING - 0.52%
   275,000   Hong Kong & Shang Hai Hotels   . . . .            485,150
   180,000   Hotel Properties   . . . . . . . . . .            318,211
   200,000   Shangri La Asia Ltd.   . . . . . . . .            276,582
                                                        --------------
                                                             1,079,943
                                                        --------------
             MACHINE TOOLS - 0.46%
    35,000   Amada Co., Ltd.  . . . . . . . . . . .            362,963
    16,000   Makita Corp. - ADR   . . . . . . . . .            248,000
    40,000   Minebea Co. Ltd.   . . . . . . . . . .            332,963
                                                        --------------
                                                               943,926
                                                        --------------

INTERNATIONAL EQUITIES FUND - CONTINUED   MAY 31, 1996   STATEMENT OF NET ASSETS

   NUMBER                                                    MARKET
  OF SHARES                                                  VALUE
--------------------------------------------------------------------------------
             MACHINERY - CONSTRUCTION &
             CONTRACTS - 1.72%
       200   BBC Brown Boveri Limited-ADR   . . . .     $      239,073
     1,500   Bilfinger & Berger Bau AG  . . . . . .            624,181
     2,000   Jean Lefebvre SA   . . . . . . . . . .            120,321
    52,000   Kajima Corp.   . . . . . . . . . . . .            544,074
     2,340   Kajima Corp. - ADR   . . . . . . . . .            244,607
    80,000   Kumagai Gumi (Hong Kong) Ltd.  . . . .             79,614
    70,000   Shimizu Corp.  . . . . . . . . . . . .            803,704
     5,200   Volker Stevin  . . . . . . . . . . . .            387,983
     1,500   Vossloh AG   . . . . . . . . . . . . .            511,140
                                                        --------------
                                                             3,554,697
                                                        --------------
             MACHINERY - INDUSTRIAL/SPECIALTY - 3.19%
    10,000   Atlas Copco AB Series A  . . . . . . .            186,059
    20,000   Atlas Copco AB Series B  . . . . . . .            373,606
       125   Bobst SA   . . . . . . . . . . . . . .            179,784
    10,250   CNIM   . . . . . . . . . . . . . . . .            385,651
     8,000   Ebara Corp.  . . . . . . . . . . . . .            121,482
     2,530   Ebara Corp. - ADR  . . . . . . . . . .            383,830
   325,000   Johan Holdings Berhad  . . . . . . . .            304,627
    50,000 * Kawasaki Heavy Industries  . . . . . .            261,574
    54,000   Komatsu Ltd.   . . . . . . . . . . . .            515,000
       400   Komatsu Ltd. - ADR   . . . . . . . . .             76,226
    70,000   Kubota Corp.   . . . . . . . . . . . .            467,963
     1,350   Kubota Corp. - ADR   . . . . . . . . .            176,850
   140,000   Mitsubishi Hvy Industries  . . . . . .          1,204,259
     4,000   Oyo Corp.  . . . . . . . . . . . . . .            251,852
     2,000   Rieter Holdings AG   . . . . . . . . .            559,329
    78,595   Rolls Royce  . . . . . . . . . . . . .            275,259
    70,000   SASIB S.p.A.   . . . . . . . . . . . .            290,202
    25,000   Siebe plc  . . . . . . . . . . . . . .            335,115
       350   Sulzer AG  . . . . . . . . . . . . . .            222,333
                                                        --------------
                                                             6,571,001
                                                        --------------
             MERCHANDISE - SPECIALTY - 0.88%
    40,487   BAA plc  . . . . . . . . . . . . . . .            305,550
   450,000   Dickson Concepts International Ltd.  .            514,715
    10,000   Esselte AB Series B  . . . . . . . . .            190,524
    35,000   Great Universal Stores   . . . . . . .            368,550
     1,500   Herlitz AG   . . . . . . . . . . . . .            199,836
    15,000   Takashimaya Co.  . . . . . . . . . . .            244,444
                                                        --------------
                                                             1,823,619
                                                        --------------
             MERCHANDISING - DEPARTMENT - 1.25%
    40,000   Hankyu Department Store  . . . . . . .            540,741
       500   Karstadt AG  . . . . . . . . . . . . .            196,920
    15,000   Marks & Spencer plc  . . . . . . . . .            107,508
    25,033   Marks & Spencer plc - ADR  . . . . . .          1,076,314
    32,000   Marui Co., Ltd.  . . . . . . . . . . .            657,778
                                                        --------------
                                                             2,579,261
                                                        --------------
             MERCHANDISING - FOOD - 1.65%
     1,700 * Carrefour SA   . . . . . . . . . . . .            930,651
     1,700 * Carrefour SA (Rights)  . . . . . . . .            466,970
    15,000   Delhaize-Le Lion, S.A.   . . . . . . .            760,523
   100,000   J. Sainsbury plc   . . . . . . . . . .            614,443
     5,000   Koninklijke Ahold NV   . . . . . . . .            268,228

             MERCHANDISING - FOOD - Continued
    20,000   Kwik Save Group plc  . . . . . . . . .     $      141,019
    15,000   Melco International Development Ltd.                4,653
    10,000   Uny Company Ltd.   . . . . . . . . . .            211,111
                                                        --------------
                                                             3,397,598
                                                        --------------
             MERCHANDISING - MASS - 1.08%
    10,000   Centros Com Pryca  . . . . . . . . . .            235,107
     3,960   Familymart Co.   . . . . . . . . . . .            181,133
     4,050   Ito-Yokado Co. Ltd. - ADR  . . . . . .            912,262
    56,000   Mitsukoshi Ltd.  . . . . . . . . . . .            617,037
       200   Mitsukoshi Ltd. - ADR  . . . . . . . .             22,017
    20,000   Seiyu Ltd.   . . . . . . . . . . . . .            259,265
                                                        --------------
                                                             2,226,821
                                                        --------------
             METALS - COPPER - 0.50%
    22,379   RTZ Corp. plc  . . . . . . . . . . . .            348,534
    10,700   RTZ Corp. plc - ADR  . . . . . . . . .            676,775
                                                        --------------
                                                             1,025,309
                                                        --------------
             METALS - MISCELLANEOUS - 0.81%
       400   Alusuisse Lonza Holdings   . . . . . .            314,183
     8,062   CRA Ltd. - ADR   . . . . . . . . . . .            522,952
   102,458   North Ltd.   . . . . . . . . . . . . .            295,214
    70,000   Western Mining   . . . . . . . . . . .            530,210
                                                        --------------
                                                             1,662,559
                                                        --------------
             METALS - STEEL - 2.08%
       500   Bekaert SA   . . . . . . . . . . . . .            419,324
    36,700   British Steel plc  . . . . . . . . . .             96,826
     2,000   British Steel plc - ADR  . . . . . . .             53,750
    50,000   Cockerill Sambre   . . . . . . . . . .            261,480
    60,000   Kawasaki Steel   . . . . . . . . . . .            222,222
    15,420   Kawasaki Steel - ADR   . . . . . . . .            570,582
   200,000   Nippon Steel Co.   . . . . . . . . . .            679,630
   255,000 * NKK Corp.  . . . . . . . . . . . . . .            746,111
   178,000   Sumitomo Metal Industries Ltd.   . . .            548,833
     7,400   Sumitomo Metal Industries
               Ltd. - ADR   . . . . . . . . . . . .            227,955
    50,000   Sumitomo Metal Mining  . . . . . . . .            467,592
                                                        --------------
                                                             4,294,305
                                                        --------------
             MISCELLANEOUS - 0.97%
    32,667   Argos  . . . . . . . . . . . . . . . .            370,050
     1,250   Preussag AG  . . . . . . . . . . . . .            319,053
     8,000   Secom Co.  . . . . . . . . . . . . . .            518,519
    76,819   Smithkline Beecham plc   . . . . . . .            782,118
                                                        --------------
                                                             1,989,740
                                                        --------------
             OIL - INTEGRATED
             INTERNATIONAL - 3.30%
    19,713   British Petroleum Co. plc - ADR  . . .          2,077,258
    20,946   Elf Aquitaine SA - ADR   . . . . . . .            767,147
    18,000   Repsol S A - ADR   . . . . . . . . . .            612,000
    17,098   Royal Dutch Petroleum Co. - ADR  . . .          2,564,700
    10,961   Total  . . . . . . . . . . . . . . . .            792,364
                                                        --------------
                                                             6,813,469
                                                        --------------

INTERNATIONAL EQUITIES FUND - CONTINUED   MAY 31, 1996   STATEMENT OF NET ASSETS

   NUMBER                                                    MARKET
  OF SHARES                                                  VALUE
--------------------------------------------------------------------------------
             OIL - SERVICE - PRODUCTS - 0.13%
    30,000   Mitsubishi Oil Co.   . . . . . . . . .     $      261,389
                                                        --------------

             OIL/GAS PRODUCERS - 1.03%
    60,000   Eni Spa  . . . . . . . . . . . . . . .            284,891
     2,505 * Fletcher Challenge Energy Division   .             52,605
    23,500   Norsk Hydro A/S - ADR  . . . . . . . .          1,101,562
     5,000   OMV AG   . . . . . . . . . . . . . . .            516,736
    50,000   Santos Limited   . . . . . . . . . . .            176,391
                                                        --------------
                                                             2,132,185
                                                        --------------
             PAPER/FOREST PRODUCTS - 0.95%
   147,000   Fletcher Challenge Forest Ltd.   . . .            188,859
     3,926   Fletcher Challenge Ltd. - ADR  . . . .             51,038
     5,010 * Fletcher Challenge Paper Division  . .             91,432
    37,000   Honshu Paper Co. Ltd.  . . . . . . . .            262,083
    22,000   New Oji Paper Co., Ltd.  . . . . . . .            192,093
       300   New Oji Paper Co., Ltd. - ADR  . . . .             26,170
    60,000   Nippon Paper Industries  . . . . . . .            402,778
    15,000   Sumitomo Forestry Co.  . . . . . . . .            233,333
    27,000 * UPM - Kymmene Corp.  . . . . . . . . .            520,366
                                                        --------------
                                                             1,968,152
                                                        --------------
             PUBLISHING - NEWS - 1.11%
    63,069   Independent Newspapers plc   . . . . .            500,945
    17,500   News Corp Ltd. - ADR   . . . . . . . .            391,562
    80,000   Reuters Holdings plc   . . . . . . . .            929,800
    40,952   United News & Media plc  . . . . . . .            471,840
                                                        --------------
                                                             2,294,147
                                                        --------------
             PUBLISHING/PRINTING - 0.89%
    30,000   Dai Nippon Printing Co. Ltd.   . . . .            555,555
     1,000   Dai Nippon Printing Co. Ltd. - ADR   .            185,014
    81,380   Pearson plc  . . . . . . . . . . . . .            875,216
     2,000   Wolters Kluwer NV  . . . . . . . . . .            223,602
                                                        --------------
                                                             1,839,387
                                                        --------------
             RAILROAD - 1.07%
    30,000   Fukuyama Transporting Co.  . . . . . .            291,667
    90,000   Nagoya Railroad Co. Ltd.   . . . . . .            465,833
     9,218   Nagoya Railroad Co. Ltd. - ADR   . . .            476,675
   101,970   Odakyu Electric Railway Co. Ltd.   . .            681,688
    40,000   Tokyu Corp.  . . . . . . . . . . . . .            299,630
                                                        --------------
                                                             2,215,493
                                                        --------------
             REAL ESTATE - 2.48%
   179,441   Great Eagle Holdings Ltd.  . . . . . .            549,643
    40,000 * Hammerson plc  . . . . . . . . . . . .            233,070
   240,000   Hang Lung Development Co.  . . . . . .            466,830
    83,000   Mitsubishi Estate Co. Ltd.   . . . . .          1,160,463
    35,000   Mitsui Fudosan   . . . . . . . . . . .            443,981
   172,600   Sun Hung Kai Properties Ltd.   . . . .          1,762,294
   128,000   Wharf (Holdings) Ltd.  . . . . . . . .            493,816
                                                        --------------
                                                             5,110,097
                                                        --------------
             SECURITIES RELATED - 1.88%
    25,000   Daiwa Securities Co. Ltd.  . . . . . .     $      335,648
    61,000   Mitsubishi Trust & Banking Corp.   . .          1,016,667
    35,000   Nomura Securities Co. Ltd.   . . . . .            661,111
     3,800   Nomura Securities Co. Ltd. - ADR   . .            717,113
   160,000   Peregrine Investment Holdings Ltd.   .            248,148
    16,000   Peregrine Investment Holdings
               Ltd. (warrants)  . . . . . . . . . .              6,204
     6,000   Yamaichi Securities Co. Ltd. - ADR   .            432,932
    20,000   Yasuda Trust & Banking   . . . . . . .            121,111
     5,670   Yasuda Trust & Banking - ADR   . . . .            343,032
                                                        --------------
                                                             3,881,966
                                                        --------------
             TELECOMMUNICATIONS - 4.15%
    35,000   British Telecommunications plc   . . .            192,817
    16,379   British Telecommunications plc - ADR              896,750
    61,982   Hong Kong Telecommunications
               Ltd.- ADR    . . . . . . . . . . . .          1,146,667
    15,395   Kon Ptt Nederland  . . . . . . . . . .            557,195
    12,000   Nokia AB OY  . . . . . . . . . . . . .            522,149
   100,000   Stet Societa' Finanziaria
               Telefonica S.p.A.  . . . . . . . . .            358,543
     4,800   Telecom Corp. of New Zealand
               Ltd. - ADR   . . . . . . . . . . . .            315,000
   135,000   Telecom Italia Mobile  . . . . . . . .            288,583
   335,000   Telecom Italia S.p.A.  . . . . . . . .            670,543
    40,200   Telefonaktiebolage & LM Ericsson
               Class B - ADR    . . . . . . . . . .            927,113
    14,000   Telefonica de Espana   . . . . . . . .            251,350
    14,600   Telefonica de Espana - ADR   . . . . .            764,675
   110,000   Telekom Malaysia Bhd   . . . . . . . .          1,004,606
    16,500   Vodafone Group plc - ADR   . . . . . .            653,813
                                                        --------------
                                                             8,549,804
                                                        --------------
             TEXTILE - PRODUCTS - 0.35%
    20,000   Courtaulds Textiles plc  . . . . . . .            116,690
     4,000   DMC Dollfus Mieg   . . . . . . . . . .            190,734
    30,000   Marzotto & Figli S.p.A.  . . . . . . .            202,105
    15,000   Wacoal Corp.   . . . . . . . . . . . .            209,722
                                                        --------------
                                                               719,251
                                                        --------------
             TOBACCO - 0.66%
    74,376   B.A.T. Industries plc  . . . . . . . .            599,342
    40,100   B.A.T. Industries plc - ADR  . . . . .            656,637
    32,000 * Swedish Match AB   . . . . . . . . . .            106,694
                                                        --------------
                                                             1,362,673
                                                        --------------
             UTILITIES - ELECTRIC - 4.01%
   205,000   China Light & Power  . . . . . . . . .            975,017
    12,000   Empresa Nacional de Electridad
               SA - ADR   . . . . . . . . . . . . .            747,000
    30,000   Iberdrola SA   . . . . . . . . . . . .            304,279
    36,600   Kansai Electric Power Co. Inc.   . . .            843,833
    80,000   National Power   . . . . . . . . . . .            645,281
     4,000   Oesterreichisch Elektrizitatswirt
               Schafts - AG Class A   . . . . . . .            305,759
    30,000   RWE AG - ADR   . . . . . . . . . . . .          1,183,356
    44,000   Scottish Power plc   . . . . . . . . .            216,489

INTERNATIONAL EQUITIES FUND - CONTINUED   MAY 31, 1996   STATEMENT OF NET ASSETS

   NUMBER                                                    MARKET
  OF SHARES                                                  VALUE
--------------------------------------------------------------------------------
             UTILITIES - ELECTRIC - Continued
    10,000   Sydkraft AB  . . . . . . . . . . . . .     $      217,317
   145,000   Tenaga Nasional Bhd  . . . . . . . . .            615,662
    25,200   Tokyo Electric Power   . . . . . . . .            646,333
    30,000   VEBA AG  . . . . . . . . . . . . . . .          1,569,790
                                                        --------------
                                                             8,270,116
                                                        --------------
             UTILITIES - GAS, DISTRIBUTION - 0.24%
   127,000   Osaka Gas Co.  . . . . . . . . . . . .            495,065
                                                        --------------

             WATER SERVICES - 0.98%
    10,196   Eaux (Cie Generale)  . . . . . . . . .          1,090,703
    20,000   Hyder  . . . . . . . . . . . . . . . .            232,760
    25,000   Thames Water plc   . . . . . . . . . .            229,157
    52,602   United Utilities plc   . . . . . . . .            476,866
                                                        --------------
                                                             2,029,486
                                                        --------------
             TOTAL COMMON STOCKS
             (Cost $171,289,294)  . . . . . . . . .        203,201,603

    PAR
   VALUE
----------
             UNITED STATES GOVERNMENT -
             SHORT TERM - 0.17%

             U.S. TREASURY BILLS - 0.17%
             United States Treasury Bills:
$   50,000     4.90% due 6/20/96  . . . . . . . . .             49,871
   300,000     4.81% due 6/20/96  . . . . . . . . .            299,238
                                                        --------------
                                                               349,109
                                                        --------------
             TOTAL UNITED STATES
             GOVERNMENT - SHORT TERM
             (Cost $349,109)  . . . . . . . . . . .            349,109
                                                        --------------

             TOTAL INVESTMENTS
             (Cost $171,638,403) - 98.69%   . . . .        203,550,712
             Other assets and liabilities,
               net - 1.31%    . . . . . . . . . . .          2,708,624
                                                        --------------

             NET ASSETS (equivalent
               to $11.15 per share
               on 18,496,532 shares
               outstanding) - 100%    . . . . . . .     $  206,259,336
                                                        --------------

           * Non-income producing

                                                            UNREALIZED
CONTRACTS                                                  APPRECIATION
--------------------------------------------------------------------------------
             FUTURES CONTRACTS PURCHASED(1)
             (Delivery month/Value at 5/31/96)
     30 (2)    Nikkei 225 Futures
               (June/$203.47)   . . . . . . . . . .     $      165,259
      5 (2)    Nikkei 225 Futures
               (September/$204.26)  . . . . . . . .              5,977
                                                        --------------
                                                        $      171,236
                                                        --------------

               (1) U.S.Treasury Bills with a market value of approximately
                   $350,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.
               (2) Per 500

--------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
1,000,000,000 shares authorized,
18,496,532 shares outstanding . . . . . . . . . . .     $      184,965

Additional paid in capital  . . . . . . . . . . . .        169,231,172
Undistributed net realized gain on securities and
 foreign currency transactions. . . . . . . . . . .          4,495,627

Undistributed net investment income . . . . . . . .            262,279
Unrealized appreciation of:
 Investments  . . . . . . . . . . . . .    $31,912,309
 Futures    . . . . . . . . . . . . . .        171,236
 Foreign currency translation   . . . .          1,748      32,085,293
                                           -----------  --------------
NET ASSETS APPLICABLE TO SHARES
OUTSTANDING       . . . . . . . . . . . . . . . . .     $  206,259,336
                                                        --------------

SEE NOTES TO FINANCIAL STATEMENTS.

INTERNATINAL EQUITY FUND                                    FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1996

INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $591,929)  . . . . . . . . . . . . . . . . . . . . . .     $   3,929,354
Interest  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           316,983
                                                                                                          -------------
    Total investment income   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4,246,337
                                                                                                          -------------

EXPENSES:
Advisory fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           715,452
Custodian and accounting services . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            87,184
Reports to shareholders . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            19,703
Audit fees and tax services . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             5,362
Directors' fees and expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             7,723
Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            29,711
                                                                                                          -------------
    Total expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           865,135
                                                                                                          -------------
NET INVESTMENT INCOME . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         3,381,202
                                                                                                          -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
    Investments   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $   7,624,523
    Foreign currency transactions   . . . . . . . . . . . . . . . . . . . . . . . . . .         (164,304)
    Futures   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          362,198      7,822,417
                                                                                           -------------
Net unrealized appreciation during the year:
    Investments   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       10,279,781
    Foreign currency translation  . . . . . . . . . . . . . . . . . . . . . . . . . . .            7,463
    Futures   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          242,461     10,529,705
                                                                                           -------------  -------------
        Net realized and unrealized gain on securities and foreign currencies during the year . . . .        18,352,122
                                                                                                          -------------
INCREASE IN NET ASSETS RESULTING  FROM OPERATIONS . . . . . . . . . . . . . . . . . . . . . . . . . .     $  21,733,324
                                                                                                          -------------

STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:

                                                                                                1996           1995
                                                                                           ----------------------------
OPERATIONS:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $   3,381,202  $   2,935,676
Net realized gain on securities and foreign currency transactions . . . . . . . . . . .        7,822,417      1,612,508
Net unrealized appreciation of securities and translation of foreign currencies
    during the year   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       10,529,705      4,179,750
                                                                                           ----------------------------
    Increase in net assets resulting from operations  . . . . . . . . . . . . . . . . .       21,733,324      8,727,934
                                                                                           ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (3,224,568)    (2,923,253)
Net realized gain on securities . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (4,471,011)    (1,262,696)
                                                                                           ----------------------------
    Decrease in net assets resulting from distributions to shareholders   . . . . . . .       (7,695,579)    (4,185,949)
                                                                                           ----------------------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold  . . . . . . . . . . . . . . . . . . . . . . . . . . .       67,168,258     70,844,488
Proceeds from capital stock issued for distributions reinvested . . . . . . . . . . . .        7,695,579      4,185,949
                                                                                           ----------------------------
                                                                                              74,863,837     75,030,437
Cost of capital stock repurchased . . . . . . . . . . . . . . . . . . . . . . . . . . .      (91,733,125)   (45,664,455)
                                                                                           ----------------------------
    Increase (decrease) in net assets resulting from capital stock transactions   . . .      (16,869,288)    29,365,982
                                                                                           ----------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . .       (2,831,543)    33,907,967
NET ASSETS:
Beginning of year . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      209,090,879    175,182,912
                                                                                           ----------------------------
End of year (including undistributed net investment income of $262,279 and $82,048) . .    $ 206,259,336  $ 209,090,879
                                                                                           ----------------------------
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        6,277,440      6,923,001
Shares issued for distributions reinvested  . . . . . . . . . . . . . . . . . . . . . .          721,434        410,419
Shares of capital stock repurchased   . . . . . . . . . . . . . . . . . . . . . . . . .       (8,576,096)    (4,532,670)
                                                                                           ----------------------------
    Increase (decrease) in shares outstanding   . . . . . . . . . . . . . . . . . . . .       (1,577,222)     2,800,750
Shares outstanding:
    Beginning of year   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       20,073,754     17,273,004
                                                                                           ----------------------------
    End of year   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       18,496,532     20,073,754
                                                                                           ----------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

GROWTH FUND                       MAY 31, 1996           STATEMENT OF NET ASSETS

   NUMBER                                                    MARKET
  OF SHARES                                                  VALUE
--------------------------------------------------------------------------------
             COMMON STOCKS - 94.61%

             ADVERTISING - 1.99%
   175,000   ADVO, Inc.   . . . . . . . . . . . . .     $    1,903,125
    85,000 * Catalina Marketing Corp.   . . . . . .          6,587,500
                                                        --------------
                                                             8,490,625
                                                        --------------
             APPAREL & PRODUCTS - 1.29%
   100,000 * Tommy Hilfiger Corp.   . . . . . . . .          5,500,000
                                                        --------------

             AUTO - REPLACEMENT PARTS - 0.33%
    40,000 * AutoZone, Inc.   . . . . . . . . . . .          1,405,000
                                                        --------------

             BANKS - REGIONAL - 1.23%
   150,000   Norwest Corp.  . . . . . . . . . . . .          5,231,250
                                                        --------------

             BROADCASTING - 4.63%
   100,000   Comcast Corp. Class A  . . . . . . . .          1,737,500
   250,000   Comcast Corp. Class A Special  . . . .          4,343,750
    50,000 * Cox Communications, Inc. Class A   . .          1,125,000
   236,250   Gaylord Entertainment Co. Class A  . .          6,172,031
   150,000 * Viacom Inc. Class B  . . . . . . . . .          6,356,250
                                                        --------------
                                                            19,734,531
                                                        --------------
             CHEMICAL - MISCELLANEOUS - 0.53%
   107,800 * Airgas, Inc.   . . . . . . . . . . . .          2,250,325
                                                        --------------

             CONSUMER FINANCE - 1.15%
    50,000   ADVANTA Corp.  . . . . . . . . . . . .          2,600,000
   185,000   Mercury Finance Co.  . . . . . . . . .          2,312,500
                                                        --------------
                                                             4,912,500
                                                        --------------
             ENTERTAINMENT - 0.93%
    65,000   Walt Disney Co.  . . . . . . . . . . .          3,948,750
                                                        --------------

             FINANCE COMPANIES - 3.65%
    18,000 * Associates First Capital Corp.   . . .            666,000
   175,000   Green Tree Financial Corp.   . . . . .          5,731,250
    75,000   Household International, Inc.  . . . .          5,193,750
   150,000   Money Store Inc.   . . . . . . . . . .          3,937,500
                                                        --------------
                                                            15,528,500
                                                        --------------
             GOVERNMENT SPONSORED - 2.26%
    70,000   Federal Home Loan Mortgage Corp.   . .          5,783,750
   125,000   Federal National Mortgage
               Association    . . . . . . . . . . .          3,859,375
                                                        --------------
                                                             9,643,125
                                                        --------------
             HEALTHCARE - 10.97%
   220,000 * Apria Healthcare Group, Inc.   . . . .          6,435,000
   110,000   Cardinal Health, Inc.  . . . . . . . .          7,026,250
    30,000 * Oxford Health Plans, Inc.  . . . . . .          1,417,500
    75,000 * PacifiCare Health System, Inc.
               Class B    . . . . . . . . . . . . .          6,206,250
   150,000 * Patterson Dental Co.   . . . . . . . .          4,837,500
   275,000 * Quorum Health Group Inc.   . . . . . .          7,046,875
   250,000   United HealthCare Corp.  . . . . . . .         13,718,750
                                                        --------------
                                                            46,688,125
                                                        --------------
             HOSPITAL MANAGEMENT - 2.89%
   135,000   Columbia/HCA Healthcare Corp.  . . . .     $    7,273,125
   159,600 * Vencor, Inc.   . . . . . . . . . . . .          5,047,350
                                                        --------------
                                                            12,320,475
                                                        --------------
             INFORMATION PROCESSING - 5.37%
    27,700 * America Online, Inc.   . . . . . . . .          1,565,050
   125,000 * BISYS Group, Inc.  . . . . . . . . . .          4,593,750
    82,500 * Ceridian Corp.   . . . . . . . . . . .          4,362,187
    75,000   First Data Corp.   . . . . . . . . . .          5,981,250
   168,000 * SunGard Data Systems, Inc.   . . . . .          6,342,000
                                                        --------------
                                                            22,844,237
                                                        --------------
             INSURANCE - MISCELLANEOUS - 6.65%
   175,000   Ace Limited  . . . . . . . . . . . . .          8,575,000
   125,000   MGIC Investment Corp.  . . . . . . . .          7,343,750
   150,000   PMI Group Inc.   . . . . . . . . . . .          6,487,500
   100,000   UNUM Corp.   . . . . . . . . . . . . .          5,900,000
                                                        --------------
                                                            28,306,250
                                                        --------------
             LODGING - 3.85%
   187,000 * HFS Inc.   . . . . . . . . . . . . . .         11,664,125
   150,000   La Quinta Inns, Inc.   . . . . . . . .          4,725,000
                                                        --------------
                                                            16,389,125
                                                        --------------
             MERCHANDISE - DRUG - 3.37%
   225,000 * Eckerd Corp.   . . . . . . . . . . . .          5,118,750
   290,000 * Revco D.S., Inc.   . . . . . . . . . .          6,887,500
    80,000   Rite Aid Corp.   . . . . . . . . . . .          2,350,000
                                                        --------------
                                                            14,356,250
                                                        --------------
             MERCHANDISE - SPECIALTY - 10.48%
   200,000   Circuit City Stores, Inc.  . . . . . .          6,525,000
   222,900 * Cole National Corp. Class A  . . . . .          4,513,725
   184,700 * Corporate Express, Inc.  . . . . . . .          7,757,400
   500,000 * General Nutrition Companies, Inc.  . .          7,750,000
    61,800 * Global DirectMail Corp.  . . . . . . .          2,773,275
   125,000   Home Depot, Inc.   . . . . . . . . . .          6,390,625
   125,000 * Kohl's Corp.   . . . . . . . . . . . .          4,140,625
   110,000 * Micro Warehouse, Inc.  . . . . . . . .          4,290,000
    10,400 * PetSmart, Inc.   . . . . . . . . . . .            462,800
                                                        --------------
                                                            44,603,450
                                                        --------------
             MERCHANDISING - MASS - 1.53%
   325,000 * Price/Costco, Inc.   . . . . . . . . .          6,500,000
                                                        --------------

             MISCELLANEOUS - 8.95%
   625,000 * ADT Ltd.   . . . . . . . . . . . . . .         12,031,250
   250,000 * CUC International Inc.   . . . . . . .          9,250,000
   275,000   Olsten Corp.   . . . . . . . . . . . .          8,456,250
   150,000   Service Corp. International  . . . . .          8,381,250
                                                        --------------
                                                            38,118,750
                                                        --------------

GROWTH FUND -- CONTINUED           MAY 31, 1996          STATEMENT OF NET ASSETS

   NUMBER                                                    MARKET
  OF SHARES                                                  VALUE
--------------------------------------------------------------------------------
             OIL - SERVICES - 5.24%
   110,000 * BJ Services Co.  . . . . . . . . . . .     $    3,712,500
   105,000   Camco International, Inc.  . . . . . .          3,451,875
    70,000   Schlumberger Ltd   . . . . . . . . . .          5,836,250
   150,000 * Smith International, Inc.  . . . . . .          4,725,000
    75,000 * Western Atlas Inc.   . . . . . . . . .          4,593,750
                                                        --------------
                                                            22,319,375
                                                        --------------
             PAPER/FOREST PRODUCTS - 1.83%
   125,000   Alco Standard Corp.  . . . . . . . . .          7,812,500
                                                        --------------

             POLLUTION CONTROL - 4.23%
    85,200 * Republic Industries Inc.   . . . . . .          4,430,400
    40,000 * Republic Industries Inc. (Restricted)           1,996,800
   110,000 * Sanifill, Inc.   . . . . . . . . . . .          4,936,250
   225,000 * USA Waste Services, Inc.   . . . . . .          6,637,500
                                                        --------------
                                                            18,000,950
                                                        --------------
             PUBLISHING/PRINTING - 1.24%
    85,000 * Scholastic Corp.   . . . . . . . . . .          5,291,250
                                                        --------------

             RESTAURANTS - 2.78%
   275,000 * Boston Chicken, Inc.   . . . . . . . .          8,971,875
    43,100 * Lone Star Steakhouse & Saloon, Inc.  .          1,740,163
    30,000 * Outback Steakhouse Inc.  . . . . . . .          1,136,250
                                                        --------------
                                                            11,848,288
                                                        --------------
             SECURITIES RELATED - 2.07%
   150,000   Franklin Resources, Inc.   . . . . . .          8,793,750
                                                        --------------

             TELECOMMUNICATIONS - 5.17%
   200,000 * Airtouch Communications, Inc.  . . . .          6,375,000
   291,900 * Paging Network, Inc.   . . . . . . . .          6,567,750
    40,000 * PanAmSat Corp.   . . . . . . . . . . .          1,130,000
   200,000   Vodafone Group plc - ADR   . . . . . .          7,925,000
                                                        --------------
                                                            21,997,750
                                                        --------------
             TOTAL COMMON STOCKS
             (Cost $328,224,987)  . . . . . . . . .        402,835,131
                                                        --------------

   PAR                                                       MARKET
  VALUE                                                      VALUE
--------------------------------------------------------------------------------
             CORPORATE SHORT TERM
             COMMERCIAL PAPER - 4.78%

             CONSUMER FINANCE - 2.35%
$1,991,000   Beneficial Corp., 5.24% due 6/3/96   .     $    1,990,420
 8,000,000   Commercial Credit Corp.,
               5.16% due 6/3/96   . . . . . . . . .          7,997,707
                                                        --------------
                                                             9,988,127
                                                        --------------
             FINANCE COMPANIES - 1.36%
 5,804,000   Ford Motor Credit Co.,
               5.27% due 6/4/96   . . . . . . . . .          5,801,450
                                                        --------------

             SECURITIES RELATED - 1.07%
 4,555,000   Merrill Lynch & Co., Inc.,
               5.35% due 6/4/96   . . . . . . . . .          4,552,970
                                                        --------------

             TOTAL CORPORATE SHORT TERM
             COMMERCIAL PAPER
             (Cost $20,342,547)   . . . . . . . . .         20,342,547
                                                        --------------

             TOTAL INVESTMENTS
             (Cost $348,567,534) - 99.39%   . . . .        423,177,678
             Other assets and liabilities,
               net - 0.61%    . . . . . . . . . . .          2,609,389
                                                        --------------

             NET ASSETS (equivalent
               to $16.49 per share on
               25,825,647 shares
               outstanding) - 100%    . . . . . . .     $  425,787,067
                                                        --------------

           * Non-income producing

--------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
 1,000,000,000 shares authorized,
 25,825,647 shares outstanding  . . . . . . . . . .     $      258,256
Additional paid in capital  . . . . . . . . . . . .        341,228,199
Undistributed net realized gain on securities . . .          9,436,450
Undistributed net investment income . . . . . . . .            254,018
Unrealized appreciation of securities . . . . . . .         74,610,144
                                                        --------------
NET ASSETS APPLICABLE TO SHARES
OUTSTANDING       . . . . . . . . . . . . . . . . .     $  425,787,067
                                                        --------------

SEE NOTES TO FINANCIAL STATEMENTS.

GROWTH FUND                                                 FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1996

INVESTMENT INCOME:
Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   2,643,749
Interest  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,468,131
                                                                                                          -------------
    Total investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4,111,880
                                                                                                          -------------

EXPENSES:
Advisory fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,871,756
Custodian and accounting services . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            84,200
Directors' fees and expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             6,634
Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            23,880
                                                                                                          -------------
    Total expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,986,470
                                                                                                          -------------
NET INVESTMENT INCOME . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         2,125,410
                                                                                                          -------------

REALIZED AND UNREALIZED GAINON SECURITIES:
Net realized gain on securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        12,920,523
Net unrealized appreciation of securities during the year . . . . . . . . . . . . . . . . . . . . . .        65,916,187
                                                                                                          -------------
    Net realized and unrealized gain on securities during the year  . . . . . . . . . . . . . . . . .        78,836,710
                                                                                                          -------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS  . . . . . . . . . . . . . . . . . . . . . . . . . .     $  80,962,120
                                                                                                          --------------

STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:

                                                                                                1996           1995
                                                                                           ----------------------------
OPERATIONS:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $   2,125,410  $     175,040
Net realized gain on securities . . . . . . . . . . . . . . . . . . . . . . . . . . . .       12,920,523        273,762
Net unrealized appreciation of securities during the year . . . . . . . . . . . . . . .       65,916,187      8,820,861
                                                                                           ----------------------------
    Increase in net assets resulting from operations  . . . . . . . . . . . . . . . . .       80,962,120      9,269,663
                                                                                           ----------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (1,871,667)      (175,491)
Net realized gain on securities . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (3,757,835)             -
                                                                                           ----------------------------
    Decrease in net assets resulting from distributions to shareholders   . . . . . . .       (5,629,502)      (175,491)
                                                                                           ----------------------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold  . . . . . . . . . . . . . . . . . . . . . . . . . . .      258,993,562     81,516,869
Proceeds from capital stock issued for distributions reinvested . . . . . . . . . . . .        5,629,502        175,491
                                                                                           ----------------------------
                                                                                             264,623,064     81,692,360
Cost of capital stock repurchased . . . . . . . . . . . . . . . . . . . . . . . . . . .      (14,782,740)       (57,829)
                                                                                           ----------------------------
    Increase in net assets resulting from capital stock transactions  . . . . . . . . .      249,840,324     81,634,531
                                                                                           ----------------------------
TOTAL INCREASE IN NET ASSETS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      325,172,942     90,728,703

NET ASSETS:
Beginning of year . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      100,614,125      9,885,422
                                                                                           ----------------------------
End of year (including undistributed net investment income of $254,018 and $275)  . . .    $ 425,787,067  $ 100,614,125
                                                                                           ----------------------------

CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       17,658,112      7,787,173
Shares issued for distributions reinvested  . . . . . . . . . . . . . . . . . . . . . .          382,244         16,615
Shares of capital stock repurchased   . . . . . . . . . . . . . . . . . . . . . . . . .       (1,014,547)        (5,125)
                                                                                           ----------------------------
    Increase in shares outstanding  . . . . . . . . . . . . . . . . . . . . . . . . . .       17,025,809      7,798,663
Shares outstanding:
    Beginning of year   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        8,799,838      1,001,175
                                                                                           ----------------------------
    End of year   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       25,825,647      8,799,838
                                                                                           ----------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

GROWTH & INCOME FUND            May 31, 1996             STATEMENT OF NET ASSETS

   NUMBER                                                                  MARKET
  OF SHARES                                                                VALUE
-------------------------------------------------------------------------------------
                    COMMON STOCKS - 87.69%

                    ADVERTISING - 1.15%
        30,000      Omnicom Group, Inc. . . . . . . . . . . . . .     $     1,308,750
                                                                      ---------------

                    AEROSPACE/DEFENSE - 3.71%
         6,700      Logicon, Inc. . . . . . . . . . . . . . . . .             194,300
        10,600 *    Loral Space & Communications Limited  . . . .             169,600
        17,600      McDonnell Douglas Corp. . . . . . . . . . . .           1,777,600
        13,000 *    SCI Systems, Inc. . . . . . . . . . . . . . .             585,000
         8,000      Sundstrand Corp.  . . . . . . . . . . . . . .             282,000
        11,000      United Technologies Corp. . . . . . . . . . .           1,203,125
                                                                      ---------------
                                                                            4,211,625
                                                                      ---------------

                    APPAREL & PRODUCTS - 1.35%
        39,000      Ross Stores, Inc. . . . . . . . . . . . . . .           1,530,750
                                                                      ---------------

                    AUTO - ORIGINAL EQUIPMENT - 1.08%
        29,600      Danaher Corp. . . . . . . . . . . . . . . . .           1,228,400
                                                                      ---------------

                    AUTO - OTHER - 0.84%
        20,000      Harley-Davidson, Inc. . . . . . . . . . . . .             957,500
                                                                      ---------------

                    BANKS - OTHER - 0.80%
        12,000      BankAmerica Corp. . . . . . . . . . . . . . .             903,000
                                                                      ---------------

                    BANKS - REGIONAL - 0.43%
         7,000      Star Banc Corp. . . . . . . . . . . . . . . .             486,500
                                                                      ---------------

                    BEVERAGE - BREWERS/
                    DISTRIBUTORS - 0.46%
        17,500 *    Robert Mondavi Corp. Class A  . . . . . . . .             520,625
                                                                      ---------------

                    BEVERAGE - SOFT DRINKS - 1.70%
        42,000      Coca-Cola Co. . . . . . . . . . . . . . . . .           1,932,000
                                                                      ---------------

                    BROADCASTING - 1.53%
        17,000 *    Evergreen Media Corp. . . . . . . . . . . . .             680,000
         9,000 *    Heritage Media Corp. Class A  . . . . . . . .             357,750
        16,464 *    Viacom Inc. Class B . . . . . . . . . . . . .             697,662
                                                                      ---------------
                                                                            1,735,412
                                                                      ---------------

                    BUILDING MATERIALS - 0.33%
         6,000      Texas Industries, Inc.  . . . . . . . . . . .             375,750
                                                                      ---------------

                    CHEMICAL - MAJOR - 1.58%
        26,000      Goodrich (B.F.) Co. . . . . . . . . . . . . .           1,030,250
        13,400      Hercules Inc. . . . . . . . . . . . . . . . .             760,450
                                                                      ---------------
                                                                            1,790,700
                                                                      ---------------

                    CHEMICAL - MISCELLANEOUS - 2.67%
        20,000 *    Airgas, Inc.  . . . . . . . . . . . . . . . .             417,500
        22,000      Millipore Corp. . . . . . . . . . . . . . . .             965,250
        20,000      Praxair, Inc. . . . . . . . . . . . . . . . .             812,500
        15,000      Sigma Aldrich Corp. . . . . . . . . . . . . .             840,000
                                                                      ---------------
                                                                            3,035,250
                                                                      ---------------

                    CONGLOMERATES - 0.76%
         2,500      ITT Inds, Inc.  . . . . . . . . . . . . . . .     $        68,438
         5,200      Loews Corp. . . . . . . . . . . . . . . . . .             414,700
         7,000      Tenneco Inc.  . . . . . . . . . . . . . . . .             376,250
                                                                      ---------------
                                                                              859,388
                                                                      ---------------

                    CONTAINERS - PAPER - 0.47%
        15,000 *    Sealed Air Corp.  . . . . . . . . . . . . . .             532,500
                                                                      ---------------

                    DRUGS - 2.22%
        27,000 *    ALZA Corp.  . . . . . . . . . . . . . . . . .             769,500
        24,800      Pfizer Inc. . . . . . . . . . . . . . . . . .           1,754,600
                                                                      ---------------
                                                                            2,524,100
                                                                      ---------------

                    ELECTRONIC INSTRUMENTS - 1.87%
         4,200 *    Dionex Corp.  . . . . . . . . . . . . . . . .             154,350
         9,600 *    Dynatech Corp.  . . . . . . . . . . . . . . .             334,800
         8,700      Perkin-Elmer Corp.  . . . . . . . . . . . . .             461,100
        27,000 *    Symbol Technologies, Inc. . . . . . . . . . .           1,167,750
                                                                      ---------------
                                                                            2,118,000
                                                                      ---------------

                    ENTERTAINMENT - 0.41%
         3,500 *    GTECH Holdings Corp.  . . . . . . . . . . . .             105,000
        10,800      Harrah's Entertainment, Inc.  . . . . . . . .             363,150
                                                                      ---------------
                                                                              468,150
                                                                      ---------------

                    FERTILIZERS - 0.89%
        18,200      IMC Global Inc. . . . . . . . . . . . . . . .             666,575
        25,100      Terra Industries Inc. . . . . . . . . . . . .             338,850
                                                                      ---------------
                                                                            1,005,425
                                                                      ---------------

                    FINANCE COMPANIES - 1.74%
        15,000      Green Tree Financial Corp.  . . . . . . . . .             491,250
         4,700      Household International, Inc. . . . . . . . .             325,475
        14,250      Money Store Inc.  . . . . . . . . . . . . . .             374,062
        14,000      SunAmerica, Inc.  . . . . . . . . . . . . . .             784,000
                                                                      ---------------
                                                                            1,974,787
                                                                      ---------------

                    FOOTWEAR - 0.79%
         8,900      NIKE Inc. Class B . . . . . . . . . . . . . .             893,337
                                                                      ---------------

                    FREIGHT - 0.03%
         1,500      Stolt Nielsen S A . . . . . . . . . . . . . .              30,188
                                                                      ---------------

                    HARDWARE & TOOLS - 0.87%
        24,000      Black & Decker Corp.  . . . . . . . . . . . .             987,000
                                                                      ---------------

                    HEALTHCARE - 3.50%
        21,800      Cardinal Health, Inc. . . . . . . . . . . . .           1,392,475
        12,000 *    Healthcare COMPARE Corp.  . . . . . . . . . .             580,500
        22,162 *    HealthSouth Corp. . . . . . . . . . . . . . .             775,670
        22,000      Omnicare, Inc.  . . . . . . . . . . . . . . .           1,226,500
                                                                      ---------------
                                                                            3,975,145
                                                                      ---------------

                    HOME BUILDERS - 0.51%
        30,000      Clayton Homes, Inc. . . . . . . . . . . . . .             577,500
                                                                      ---------------

GROWTH & INCOME FUND - CONTINUED    May 31, 1996         STATEMENT OF NET ASSETS

   NUMBER                                                                  MARKET
  OF SHARES                                                                VALUE
-------------------------------------------------------------------------------------
                    HOSPITAL SUPPLIES - 4.16%
        20,000 *    Advanced Technology Laboratories, Inc.  . . .     $       705,000
        13,100      Becton, Dickinson and Co. . . . . . . . . . .           1,113,500
        17,000      Johnson & Johnson . . . . . . . . . . . . . .           1,655,375
        11,856 *    Nellcor Puritan Bennett Inc.  . . . . . . . .             646,152
        16,000 *    St. Jude Medical, Inc.  . . . . . . . . . . .             608,000
                                                                      ---------------
                                                                            4,728,027
                                                                      ---------------

                    INFORMATION PROCESSING - 12.40%
        15,000 *    Adaptec, Inc. . . . . . . . . . . . . . . . .             898,125
        29,000 *    BMC Software, Inc.  . . . . . . . . . . . . .           1,827,000
        20,000 *    Ceridian Corp.  . . . . . . . . . . . . . . .           1,057,500
        32,000 *    Cisco Systems, Inc. . . . . . . . . . . . . .           1,752,000
        17,350      Computer Associates International, Inc.   . .           1,262,212
         8,000      Danka Business Systems - ADR  . . . . . . . .             396,000
        12,000      First Data Corp.  . . . . . . . . . . . . . .             957,000
        20,000 *    Gateway 2000, Inc.  . . . . . . . . . . . . .             757,500
         9,600      HBO & Co. . . . . . . . . . . . . . . . . . .           1,198,800
         7,000      Hewlett-Packard Co. . . . . . . . . . . . . .             747,250
        30,000      Paychex Inc.  . . . . . . . . . . . . . . . .           1,320,000
        22,000      Reynolds and Reynolds Co. Class A . . . . . .           1,097,250
        10,000 *    Sterling Software, Inc. . . . . . . . . . . .             805,000
                                                                      ---------------
                                                                           14,075,637
                                                                      ---------------

                    INSURANCE - CASUALTY - 0.56%
        38,200 *    20th Century Industries . . . . . . . . . . .             630,300
                                                                      ---------------

                    INSURANCE - MULTILINE - 2.21%
        12,000      Allstate Corp.  . . . . . . . . . . . . . . .             507,000
         8,200      American Bankers Insurance Group, Inc.  . . .             317,750
         4,000 *    CNA Financial Corp. . . . . . . . . . . . . .             400,000
        30,900      Travelers Group, Inc. . . . . . . . . . . . .           1,282,350
                                                                      ---------------
                                                                            2,507,100
                                                                      ---------------

                    LEISURE TIME - 1.19%
        23,700 *    Mirage Resorts Inc. . . . . . . . . . . . . .           1,347,937
                                                                      ---------------

                    LODGING - 0.38%
         7,000 *    HFS Inc.  . . . . . . . . . . . . . . . . . .             436,625
                                                                      ---------------

                    MACHINERY - INDUSTRIAL/SPECIALTY - 2.24%
        14,900      Dover Corp. . . . . . . . . . . . . . . . . .             707,750
        24,000      IDEX Corp.  . . . . . . . . . . . . . . . . .             912,000
         6,600      Pall Corp.  . . . . . . . . . . . . . . . . .             176,550
        18,400      Parker Hannifin Corp. . . . . . . . . . . . .             749,800
                                                                      ---------------
                                                                            2,546,100
                                                                      ---------------

                    MEDICAL TECHNOLOGY - 0.78%
         5,500 *    Bio-Rad Laboratories, Inc. Class A  . . . . .             283,250
         8,000 *    Quintiles Transnational Corp. . . . . . . . .             608,000
                                                                      ---------------
                                                                              891,250
                                                                      ---------------

                    MERCHANDISE - SPECIALTY - 2.86%
        21,900 *    Consolidated Stores Corp. . . . . . . . . . .     $       829,463
        21,875      Dollar General Corp.  . . . . . . . . . . . .             607,031
        10,000 *    Micro Warehouse, Inc. . . . . . . . . . . . .             390,000
        60,375 *    Staples, Inc. . . . . . . . . . . . . . . . .           1,207,500
         8,000 *    Waban Inc.  . . . . . . . . . . . . . . . . .             214,000
                                                                      ---------------
                                                                            3,247,994
                                                                      ---------------

                    MERCHANDISING - FOOD - 2.09%
        14,500 *    Kroger Co.  . . . . . . . . . . . . . . . . .             569,125
        53,600 *    Safeway Inc.  . . . . . . . . . . . . . . . .           1,809,000
                                                                      ---------------
                                                                            2,378,125
                                                                      ---------------

                    METALS - MISCELLANEOUS - 0.99%
         8,800 *    Oregon Metallurgical Corp.  . . . . . . . . .             272,800
        20,000      Precision Castparts Corp. . . . . . . . . . .             855,000
                                                                      ---------------
                                                                            1,127,800
                                                                      ---------------

                    MISCELLANEOUS - 2.29%
        48,400      Equifax Inc.  . . . . . . . . . . . . . . . .           1,197,900
        19,000      Manpower Inc. . . . . . . . . . . . . . . . .             731,500
        12,000 *    Robert Half International Inc.  . . . . . . .             673,500
                                                                      ---------------
                                                                            2,602,900
                                                                      ---------------

                    MOBILE HOMES - 1.30%
        30,400      Oakwood Homes Corp. . . . . . . . . . . . . .           1,474,400
                                                                      ---------------

                    NATURAL GAS - DIVERSIFIED - 0.48%
        17,000      PanEnergy Corp. . . . . . . . . . . . . . . .             546,125
                                                                      ---------------

                    OIL - INTEGRATED DOMESTIC - 1.20%
        13,600      Occidental Petroleum Corp.  . . . . . . . . .             351,900
        30,000 *    Oryx Energy Co. . . . . . . . . . . . . . . .             487,500
         8,000      Phillips Petroleum Co.  . . . . . . . . . . .             332,000
         9,000      USX-Marathon Group  . . . . . . . . . . . . .             196,875
                                                                      ---------------
                                                                            1,368,275
                                                                      ---------------

                    OIL - INTEGRATED INTERNATIONAL - 0.67%
         5,190      British Petroleum Co. plc - ADR . . . . . . .             546,896
         1,900      Mobil Corp. . . . . . . . . . . . . . . . . .             214,463
                                                                      ---------------
                                                                              761,359
                                                                      ---------------

                    OIL - SERVICES - 4.58%
        40,000      Baker Hughes Inc. . . . . . . . . . . . . . .           1,255,000
         7,000 *    BJ Services Co. . . . . . . . . . . . . . . .             236,250
        18,400      Halliburton Co. . . . . . . . . . . . . . . .           1,023,500
        40,000 *    Rowan Companies, Inc. . . . . . . . . . . . .             605,000
        24,000 *    Smith International, Inc. . . . . . . . . . .             756,000
        25,000      Sonat Offshore Drilling Co. . . . . . . . . .           1,325,000
                                                                      ---------------
                                                                            5,200,750
                                                                      ---------------

                    OIL/GAS PRODUCERS - 2.39%
        17,000      Helmerich & Payne, Inc. . . . . . . . . . . .             616,250
        39,000      Louisiana Land & Exploration Co.  . . . . . .           2,101,125
                                                                      ---------------
                                                                            2,717,375
                                                                      ---------------

GROWTH & INCOME FUND - CONTINUED    May 31, 1996         STATEMENT OF NET ASSETS

   NUMBER                                                                  MARKET
  OF SHARES                                                                VALUE
-------------------------------------------------------------------------------------
                    PAPER/FOREST PRODUCTS - 0.75%
        15,000      Avery Dennison Corp.  . . . . . . . . . . . .     $       855,000
                                                                      ---------------

                    POLLUTION CONTROL - 0.99%
        19,000 *    Sanifill, Inc.  . . . . . . . . . . . . . . .             852,625
         5,000 *    United Waste Systems, Inc.  . . . . . . . . .             275,625
                                                                      ---------------
                                                                            1,128,250
                                                                      ---------------

                    PUBLISHING - NEWS - 0.80%
        18,900      New York Times Co. Class A  . . . . . . . . .             621,337
         4,100      Reuters Holdings Plc - ADR  . . . . . . . . .             285,463
                                                                      ---------------
                                                                              906,800
                                                                      ---------------

                    RESTAURANTS - 0.27%
        10,900      Applebee's International, Inc.  . . . . . . .             309,288
                                                                      ---------------

                    SECURITIES RELATED - 0.43%
        10,600      American Express Co.  . . . . . . . . . . . .             484,950
                                                                      ---------------

                    SEMICONDUCTORS - 0.41%
        15,000 *    LSI Logic Corp. . . . . . . . . . . . . . . .             466,875
                                                                      ---------------

                    TELECOMMUNICATIONS - 6.16%
        16,000 *    ADC Telecommunications, Inc.  . . . . . . . .             736,000
        20,475 *    Andrew Corp.  . . . . . . . . . . . . . . . .           1,110,769
        18,000 *    Inter-Tel, Inc. . . . . . . . . . . . . . . .             501,750
        40,000 *    Newbridge Networks Corp.  . . . . . . . . . .           2,845,000
        15,000 *    Tellabs, Inc. . . . . . . . . . . . . . . . .             967,500
        17,000 *    WorldCom, Inc.  . . . . . . . . . . . . . . .             830,875
                                                                      ---------------
                                                                            6,991,894
                                                                      ---------------

                    TOBACCO - 1.23%
        14,000      Philip Morris Cos Inc.  . . . . . . . . . . .           1,391,250
                                                                      ---------------

                    UTILITIES - COMMUNICATION - 1.00%
         8,300      Century Telephone Enterprises, Inc. . . . . .             269,750
        16,300      Cincinnati Bell, Inc. . . . . . . . . . . . .             865,937
                                                                      ---------------
                                                                            1,135,687
                                                                      ---------------

                    UTILITIES - ELECTRIC - 0.53%
        17,000 *    AES Corp. . . . . . . . . . . . . . . . . . .             471,750
         4,800      Illinova Corp.  . . . . . . . . . . . . . . .             126,000
                                                                      ---------------
                                                                              597,750
                                                                      ---------------

                    UTILITIES - GAS, PIPELINE - 0.66%
        15,000      Williams Companies, Inc.  . . . . . . . . . .             753,750
                                                                      ---------------

                    TOTAL COMMON STOCKS
                    (Cost $78,147,943)  . . . . . . . . . . . . .          99,571,355

                                                                      ---------------


    PAR
   VALUE
-----------
                  CORPORATE SHORT TERM
                  COMMERCIAL PAPER - 10.49%

                  CONSUMER FINANCE - 5.72%
$ 2,992,000       Beneficial Corp.,
                    5.26% due 6/4/96  . . . . . . . . . . . . . .     $     2,990,688
  3,500,000       Commercial Credit Corp.,
                    5.16% due 6/3/96  . . . . . . . . . . . . . .           3,498,997
                                                                      ---------------
                                                                            6,489,685
                                                                      ---------------

                  FINANCE COMPANIES - 0.37%
    423,000       Ford Motor Credit Co.,
                   5.30% due 6/5/96 . . . . . . . . . . . . . . .             422,751
                                                                      ---------------

                  SECURITIES RELATED - 4.40%
  5,000,000       Merrill Lynch & Co., Inc.,
                   5.35% due 6/4/96 . . . . . . . . . . . . . . .           4,997,771
                                                                      ---------------

                  TOTAL CORPORATE SHORT
                  TERM COMMERCIAL PAPER
                  (Cost $11,910,207)  . . . . . . . . . . . . . .          11,910,207
                                                                      ---------------

                  TOTAL INVESTMENTS
                  (Cost $90,058,150) - 98.18% . . . . . . . . . .         111,481,562
                  Other assets and liabilities, net - 1.82%   . .           2,064,717
                                                                      ---------------

                  NET ASSETS (equivalent to $14.78 per share on
                  7,684,624 shares outstanding) - 100%  . . . . .     $   113,546,279
                                                                      ===============

            *     Non-income producing


NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  7,684,624 shares outstanding  . . . . . . . . . . . . . . . . .     $        76,846
Additional paid in capital  . . . . . . . . . . . . . . . . . . .          88,838,818
Accumulated net realized gain on securities . . . . . . . . . . .           3,121,927
Undistributed net investment income . . . . . . . . . . . . . . .              85,276
Unrealized appreciation of securities . . . . . . . . . . . . . .          21,423,412
                                                                      ---------------

NET ASSETS APPLICABLE TO SHARES OUTSTANDING . . . . . . . . . . .     $   113,546,279
                                                                      ===============

SEE NOTES TO FINANCIAL STATEMENTS.

GROWTH & INCOME FUND                                        FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1996

INVESTMENT INCOME:
Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $     647,133
Interest  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            422,436
                                                                                                         -------------
   Total investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,069,569
                                                                                                         -------------

EXPENSES:
Advisory fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            557,628
Custodian and accounting fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             28,170
Directors' fees and expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,358
Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              6,080
                                                                                                         -------------
   Total expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            594,236
                                                                                                         -------------
NET INVESTMENT INCOME . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            475,333
                                                                                                         -------------
REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,151,221
Net unrealized appreciation on securities during the year . . . . . . . . . . . . . . . . . . . . .         17,414,828
      Net realized and unrealized gain on securities during the year  . . . . . . . . . . . . . . .         21,566,049
                                                                                                         -------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS  . . . . . . . . . . . . . . . . . . . . . . . . .      $  22,041,382
                                                                                                         -------------

STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:

                                                                                         1996                 1995
                                                                                     ---------------------------------
OPERATIONS:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $     475,333       $     202,114
Net realized gain (loss) on securities  . . . . . . . . . . . . . . . . . . .            4,151,221            (401,877)
Net unrealized appreciation of securities during the year . . . . . . . . . .           17,414,828           4,070,674
                                                                                     ---------------------------------
   Increase in net assets resulting from operations . . . . . . . . . . . . .           22,041,382           3,870,911
                                                                                     ---------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (392,678)           (202,618)
Net realized gain on securities . . . . . . . . . . . . . . . . . . . . . . .             (556,363)                 --
                                                                                     ---------------------------------
   Decrease in net assets resulting from distributions to shareholders  . . .             (949,041)           (202,618)
                                                                                     ---------------------------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold  . . . . . . . . . . . . . . . . . . . . . .           62,680,575          29,191,427
Proceeds from capital stock issued for distributions reinvested . . . . . . .              949,041             202,618
                                                                                     ---------------------------------
                                                                                        63,629,616          29,394,045
Cost of capital stock repurchased . . . . . . . . . . . . . . . . . . . . . .          (14,042,186)            (85,788)
                                                                                     ---------------------------------
   Increase in net assets resulting from capital stock transactions . . . . .           49,587,430          29,308,257
                                                                                     ---------------------------------
TOTAL INCREASE IN NET ASSETS  . . . . . . . . . . . . . . . . . . . . . . . .           70,679,771          32,976,550
NET ASSETS:
Beginning of year . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           42,866,508           9,889,958
                                                                                     ---------------------------------
End of year (including undistributed net investment
  income of $85,276 and $2,621) . . . . . . . . . . . . . . . . . . . . . . .        $ 113,546,279       $  42,866,508
                                                                                     ---------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold  . . . . . . . . . . . . . . . . . . . . . . . .            4,772,881           2,853,051
Shares issued for distributions reinvested  . . . . . . . . . . . . . . . . .               73,503              19,591
Shares of capital stock repurchased   . . . . . . . . . . . . . . . . . . . .           (1,028,347)             (8,074)
                                                                                     ---------------------------------
   Increase in shares outstanding . . . . . . . . . . . . . . . . . . . . . .            3,818,037           2,864,568
Shares outstanding:
   Beginning of year  . . . . . . . . . . . . . . . . . . . . . . . . . . . .            3,866,587           1,002,019
                                                                                     ---------------------------------
   End of year  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            7,684,624           3,866,587
                                                                                     ---------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

SCIENCE & TECHNOLOGY FUND        May 31, 1996            STATEMENT OF NET ASSETS

   NUMBER                                                                  MARKET
  OF SHARES                                                                VALUE
-------------------------------------------------------------------------------------
                    COMMON STOCKS - 91.86%

                    AEROSPACE/DEFENSE - 1.81%
       250,000      OEA, Inc. . . . . . . . . . . . . . . . . . .     $    10,250,000
                                                                      ---------------

                    DRUGS - 6.48%
       275,000 *    ALZA Corp.  . . . . . . . . . . . . . . . . .           7,837,500
       150,000 *    Amgen Inc.  . . . . . . . . . . . . . . . . .           8,925,000
       170,000      Astra AB  . . . . . . . . . . . . . . . . . .           7,679,770
       125,000 *    Biogen, Inc.  . . . . . . . . . . . . . . . .           7,562,500
       250,000      Mylan Laboratories Inc. . . . . . . . . . . .           4,750,000
                                                                      ---------------
                                                                           36,754,770
                                                                      ---------------

                    ELECTRICAL EQUIPMENT - 1.88%
       200,000 *    Quantum Corp. . . . . . . . . . . . . . . . .           4,775,000
       100,000 *    Seagate Technology  . . . . . . . . . . . . .           5,875,000
                                                                      ---------------
                                                                           10,650,000
                                                                      ---------------

                    HEALTHCARE - 0.77%
       150,000 *    Apria Healthcare Group, Inc.  . . . . . . . .           4,387,500
                                                                      ---------------

                    HOSPITAL SUPPLIES - 1.12%
       174,900 *    CardioThoracic Systems, Inc.  . . . . . . . .           3,804,075
        75,000      United States Surgical Corp.  . . . . . . . .           2,568,750
                                                                      ---------------
                                                                            6,372,825
                                                                      ---------------

                    INFORMATION PROCESSING -
                    BUSINESS SOFTWARE - 22.63%
       350,000      Adobe Systems Inc.  . . . . . . . . . . . . .          12,993,750
       250,000 *    BMC Software, Inc.  . . . . . . . . . . . . .          15,750,000
       180,000 *    C ATS Software Inc. . . . . . . . . . . . . .           1,192,500
       100,000 *    Cadence Design Systems, Inc.  . . . . . . . .           5,675,000
       143,000 *    Cerner Corp.  . . . . . . . . . . . . . . . .           3,575,000
       200,000 *    Epic Design Technology, Inc.  . . . . . . . .           5,900,000
       250,000 *    Informix Corp.  . . . . . . . . . . . . . . .           5,687,500
       225,000      Intel Corp. . . . . . . . . . . . . . . . . .          16,987,500
        30,000 *    Medic Computer Systems, Inc.  . . . . . . . .           2,790,000
        85,000 *    Microsoft Corp. . . . . . . . . . . . . . . .          10,093,750
       300,000 *    Oracle Corp.  . . . . . . . . . . . . . . . .           9,937,500
        80,000 *    Peoplesoft Inc. . . . . . . . . . . . . . . .           5,660,000
       500,000 *    PLATINUM technology, Inc. . . . . . . . . . .           9,093,750
       267,400 *    Sybase Inc. . . . . . . . . . . . . . . . . .           6,183,625
       250,000 *    Synopsys Inc. . . . . . . . . . . . . . . . .          11,187,500
        50,000 *    Verity Inc. . . . . . . . . . . . . . . . . .           1,962,500
        65,000 *    Visio Corp. . . . . . . . . . . . . . . . . .           2,656,875
        71,200 *    Xcellenet Inc.  . . . . . . . . . . . . . . .           1,014,600
                                                                      ---------------
                                                                          128,341,350
                                                                      ---------------

                    INFORMATION PROCESSING -
                    COMPUTER HARDWARE SYSTEMS - 4.44%
       100,000      Hewlett-Packard Co. . . . . . . . . . . . . .          10,675,000
       300,000 *    Silicon Graphics, Inc.  . . . . . . . . . . .           8,250,000
       100,000 *    Sun Microsystems, Inc.  . . . . . . . . . . .           6,262,500
                                                                      ---------------
                                                                           25,187,500
                                                                      ---------------

                    INFORMATION PROCESSING -
                    COMPUTER SERVICES - 8.65%
        90,000 *    America Online, Inc.  . . . . . . . . . . . .           5,085,000
       143,300      Automatic Data Processing, Inc. . . . . . . .           5,499,138
       180,000      First Data Corp.  . . . . . . . . . . . . . .          14,355,000
       120,000      National Data Corp. . . . . . . . . . . . . .           4,530,000
       234,400 *    Premenos Technology Corp. . . . . . . . . . .           4,688,000
        60,000 *    Security Dynamics Technologies, Inc.  . . . .           5,325,000
         7,000      SS & C Technologies, Inc. . . . . . . . . . .             138,250
       250,000 *    SunGard Data Systems, Inc.  . . . . . . . . .           9,437,500
                                                                      ---------------
                                                                           49,057,888
                                                                      ---------------

                    INFORMATION PROCESSING -
                    CONSUMER SOFTWARE - 5.89%
       180,000 *    Broderbund Software Inc.  . . . . . . . . . .           7,582,500
       200,000 *    Electronic Arts . . . . . . . . . . . . . . .           6,325,000
       375,000 *    Expert Software Inc.  . . . . . . . . . . . .           5,062,500
       150,000 *    Intuit  . . . . . . . . . . . . . . . . . . .           7,800,000
       100,000 *    Macromedia, Inc.  . . . . . . . . . . . . . .           4,262,500
       100,000 *    Maxis, Inc. . . . . . . . . . . . . . . . . .           2,350,000
                                                                      ---------------
                                                                           33,382,500
                                                                      ---------------

                    INFORMATION PROCESSING -
                    NETWORKING - 12.22%
       120,000 *    Ascend Communications Inc.  . . . . . . . . .           8,025,000
       500,000 *    Bay Networks, Inc.  . . . . . . . . . . . . .          14,500,000
        95,000 *    Cascade Communications Corp.  . . . . . . . .           5,355,625
       200,000 *    Cisco Systems, Inc. . . . . . . . . . . . . .          10,950,000
       125,000 *    FORE Systems, Inc.  . . . . . . . . . . . . .          10,125,000
        75,000 *    Shiva Corp. . . . . . . . . . . . . . . . . .           5,606,250
       300,000 *    3Com Corp.  . . . . . . . . . . . . . . . . .          14,775,000
                                                                      ---------------
                                                                           69,336,875
                                                                      ---------------

                    SECURITIES RELATED - 0.35%
       125,000 *    Investment Technology Group Inc.  . . . . . .           2,000,000
                                                                      ---------------

                    SEMICONDUCTORS - 12.25%
       200,000 *    Actel Corp. . . . . . . . . . . . . . . . . .           3,925,000
       200,000 *    Altera Corp.  . . . . . . . . . . . . . . . .           9,675,000
       492,700 *    Analog Devices, Inc.  . . . . . . . . . . . .          13,610,837
       150,000      Linear Technology Corp. . . . . . . . . . . .           5,175,000
       500,000 *    Maxim Integrated Products, Inc. . . . . . . .          17,000,000
       250,000 *    Micro Linear Corp.  . . . . . . . . . . . . .           2,718,750
       500,000 *    Xilinx, Inc.  . . . . . . . . . . . . . . . .          17,375,000
                                                                      ---------------
                                                                           69,479,587
                                                                      ---------------

                    TELECOMMUNICATIONS - 13.37%
       325,000 *    Airtouch Communications, Inc. . . . . . . . .          10,359,375
       350,000 *    Centennial Cellular Corp. Class A . . . . . .           5,950,000
       100,000 *    EchoStar Communications Corp.   . . . . . . .           3,450,000
       250,000 *    Intercel, Inc.  . . . . . . . . . . . . . . .           6,062,500
        52,000 *    Millicom International Cellular S.A.  . . . .           2,502,500
       350,000 *    Mobile Telecommunications Technologies Corp.            5,075,000
       130,000      Nokia Corp - ADR  . . . . . . . . . . . . . .           5,655,000
       154,000 *    Omnipoint Corp. . . . . . . . . . . . . . . .           4,735,500
       200,000 *    PanAmSat Corp.  . . . . . . . . . . . . . . .           5,650,000
       450,000      Vodafone Group plc - ADR  . . . . . . . . . .          17,831,250
       175,000 *    WorldCom, Inc.  . . . . . . . . . . . . . . .           8,553,125
                                                                      ---------------
                                                                           75,824,250
                                                                      ---------------

SCIENCE & TECHNOLOGY FUND - CONTINUED     May 31, 1996   STATEMENT OF NET ASSETS

   NUMBER                                                                  MARKET
  OF SHARES                                                                VALUE
-------------------------------------------------------------------------------------
                    TOTAL COMMON STOCKS
                    (Cost $427,422,796) . . . . . . . . . . . . .     $   521,025,045
                                                                      ---------------

                    CORPORATE SHORT TERM
                    COMMERCIAL PAPER - 7.34%

                    FINANCE COMPANIES - 3.52%
$   19,988,000      Ford Motor Credit Co.,
                     5.27% due 6/4/96 . . . . . . . . . . . . . .          19,979,222
                                                                      ---------------

                    SECURITIES RELATED - 3.82%
    21,646,000      Merrill Lynch & Co., Inc.,
                     5.35% due 6/3/96 . . . . . . . . . . . . . .          21,639,566
                                                                      ---------------

                    TOTAL CORPORATE SHORT TERM
                    COMMERCIAL PAPER
                    (Cost $41,618,788)  . . . . . . . . . . . . .          41,618,788
                                                                      ---------------


                    TOTAL INVESTMENTS
                    (Cost $469,041,584) - 99.20%  . . . . . . . .         562,643,833
                    Other assets and liabilities, net - 0.80%   .           4,542,778
                                                                      ---------------

                    NET ASSETS (equivalent to $20.48 per share on
                    27,695,873 shares outstanding) - 100%   . . .     $   567,186,611
                                                                      ===============

            *   Non-income producing


NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
    1,000,000,000 shares authorized,
    27,695,873 shares outstanding . . . . . . . . . . . . . . . .     $       276,959
Additional paid in capital  . . . . . . . . . . . . . . . . . . .         444,572,797
Undistributed net realized gain on securities . . . . . . . . . .          28,733,458
Unrealized appreciation of securities and
    foreign currency translation  . . . . . . . . . . . . . . . .          93,603,397
                                                                      ---------------

NET ASSETS APPLICABLE TO SHARES
    OUTSTANDING . . . . . . . . . . . . . . . . . . . . . . . . .     $   567,186,611
                                                                      ===============

SEE NOTES TO FINANCIAL STATEMENTS.

SCIENCE & TECHNOLOGY FUND                                   FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1996

INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $47,234) . . . . . . . . . . . . . . . . . . . . . . . .    $    510,485
Interest  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       2,644,199
                                                                                                           ------------
   Total investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       3,154,684
                                                                                                           ------------

EXPENSES:
Advisory fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       3,228,500
Custodian and accounting services . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         132,370
Directors' fees and expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          10,861
Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          33,044
                                                                                                           ------------
   Total expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       3,404,775
                                                                                                           ------------
NET INVESTMENT LOSS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (250,091)
                                                                                                           ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
   Investments  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $  59,410,161
   Foreign currency transactions  . . . . . . . . . . . . . . . . . . . . . .              (30,175)         59,379,986
                                                                                     --------------
Net unrealized appreciation of securities during the year . . . . . . . . . . . . . . . . . . . . . . .      79,262,122
                                                                                                           ------------
   Net realized and unrealized gain on securities during the year . . . . . . . . . . . . . . . . . . .     138,642,108
                                                                                                           ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS  . . . . . . . . . . . . . . . . . . . . . . . . . . .    $138,392,017
                                                                                                           ============

STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:

                                                                                          1996                 1995
                                                                                     ---------------------------------
OPERATIONS:
Net investment income (loss)  . . . . . . . . . . . . . . . . . . . . . . . .        $    (250,091)      $     231,664
Net realized gain on securities . . . . . . . . . . . . . . . . . . . . . . .           59,379,986           9,293,121
Net unrealized appreciation of securities during the year . . . . . . . . . .           79,262,122          14,512,577
                                                                                     ---------------------------------
   Increase in net assets resulting from operations . . . . . . . . . . . . .          138,392,017          24,037,362
                                                                                     ---------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (30,219)           (194,344)
Net realized gain on securities . . . . . . . . . . . . . . . . . . . . . . .          (39,016,725)           (680,121)
                                                                                     ---------------------------------
   Decrease in net assets resulting from distributions to shareholders  . . .          (39,046,944)           (874,465)
                                                                                     ---------------------------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold  . . . . . . . . . . . . . . . . . . . . . .          310,357,765         138,322,673
Proceeds from capital stock issued for distributions reinvested . . . . . . .           39,046,944             874,465
                                                                                     ---------------------------------
                                                                                       349,404,709         139,197,138
Cost of capital stock repurchased . . . . . . . . . . . . . . . . . . . . . .          (48,246,211)         (5,510,922)
                                                                                     ---------------------------------
   Increase in net assets resulting from capital stock transactions . . . . .          301,158,498         133,686,216
                                                                                     ---------------------------------
TOTAL INCREASE IN NET ASSETS  . . . . . . . . . . . . . . . . . . . . . . . .          400,503,571         156,849,113
                                                                                     ---------------------------------
NET ASSETS:
Beginning of year . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          166,683,040           9,833,927
                                                                                     ---------------------------------
End of year (including undistributed net investment income of $0 and $30,219)        $ 567,186,611       $ 166,683,040
                                                                                     ---------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold  . . . . . . . . . . . . . . . . . . . . . . . .           16,506,873          10,904,305
Shares issued for distributions reinvested  . . . . . . . . . . . . . . . . .            2,210,100              69,381
Shares of capital stock repurchased   . . . . . . . . . . . . . . . . . . . .           (2,571,296)           (424,004)
                                                                                     ---------------------------------
   Increase in shares outstanding . . . . . . . . . . . . . . . . . . . . . .           16,145,677          10,549,682
Shares outstanding:
   Beginning of year  . . . . . . . . . . . . . . . . . . . . . . . . . . . .           11,550,196           1,000,514
                                                                                     ---------------------------------
   End of year  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           27,695,873          11,550,196
                                                                                     ---------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

SOCIAL AWARENESS FUND            MAY 31, 1996            STATEMENT OF NET ASSETS

   NUMBER                                                                  MARKET
  OF SHARES                                                                VALUE
-------------------------------------------------------------------------------------
                    COMMON STOCKS - 98.62%

                    ADVERTISING - 0.03%
           532      Interpublic Group of Companies, Inc.  . . . .     $        24,672
                                                                      ---------------

                    AIRLINES - 0.46%
         2,770 *    AMR Corp. . . . . . . . . . . . . . . . . . .             261,419
           576      Delta Air Lines, Inc. . . . . . . . . . . . .              47,736
         2,208      Southwest Airlines Co.  . . . . . . . . . . .              60,444
                                                                      ---------------
                                                                              369,599
                                                                      ---------------

                    APPLIANCES/FURNISHINGS - 0.22%
         3,171      Whirlpool Corp. . . . . . . . . . . . . . . .             180,351
                                                                      ---------------

                    AUTO - CARS - 1.06%
        12,901      Chrysler Corp.  . . . . . . . . . . . . . . .             859,529
                                                                      ---------------

                    AUTO - REPLACEMENT PARTS - 0.97%
         3,887      Echlin Inc. . . . . . . . . . . . . . . . . .             133,616
         6,256      Genuine Parts Co. . . . . . . . . . . . . . .             284,648
         7,178      Goodyear Tire & Rubber Co.  . . . . . . . . .             362,489
                                                                      ---------------
                                                                              780,753
                                                                      ---------------

                    BANKS - NEW YORK CITY - 3.08%
         5,079      Bank of New York Co., Inc.  . . . . . . . . .             263,473
        12,406      Chase Manhattan Corp. . . . . . . . . . . . .             868,420
        10,577      CitiCorp. . . . . . . . . . . . . . . . . . .             888,468
         5,395      J.P. Morgan & Co. Inc.  . . . . . . . . . . .             468,691
                                                                      ---------------
                                                                            2,489,052
                                                                      ---------------

                    BANKS - OTHER - 3.09%
         1,769      Bank of Boston Corp.  . . . . . . . . . . . .              88,229
        11,217      BankAmerica Corp. . . . . . . . . . . . . . .             844,079
         8,195      First Chicago Corp. . . . . . . . . . . . . .             357,507
         7,215      First Union Corp. . . . . . . . . . . . . . .             441,017
         3,878      Fleet Financial Group, Inc. . . . . . . . . .             171,117
         1,906      Mellon Bank Corp. . . . . . . . . . . . . . .             108,880
         2,013      Wells Fargo & Co. . . . . . . . . . . . . . .             485,133
                                                                      ---------------
                                                                            2,495,962
                                                                      ---------------

                    BANKS - REGIONAL - 2.99%
        14,198      Banc One Corp.  . . . . . . . . . . . . . . .             525,326
         7,284      CoreStates Financial Corp.  . . . . . . . . .             286,808
         5,092      KeyCorp.  . . . . . . . . . . . . . . . . . .             197,315
         8,628      NationsBank Corp. . . . . . . . . . . . . . .             699,946
         7,128      Norwest Corp. . . . . . . . . . . . . . . . .             248,589
        11,155      PNC Bank Corp.  . . . . . . . . . . . . . . .             338,833
         2,895      Wachovia Corp.  . . . . . . . . . . . . . . .             124,123
                                                                      ---------------
                                                                            2,420,940
                                                                      ---------------

                    BEVERAGE - BREWERS/
                    DISTRIBUTORS - 0.89%
         6,335      Anheuser-Busch Companies, Inc.  . . . . . . .             451,368
         7,806      Seagram Co. Ltd . . . . . . . . . . . . . . .             270,283
                                                                      ---------------
                                                                              721,651
                                                                      ---------------

                    BEVERAGE - SOFT DRINKS - 4.42%
        52,324      Coca-Cola Co. . . . . . . . . . . . . . . . .     $     2,406,904
        35,088      PepsiCo, Inc. . . . . . . . . . . . . . . . .           1,166,676
                                                                      ---------------
                                                                            3,573,580
                                                                      ---------------

                    BROADCASTING - 0.91%
        11,706      Tele-Communications, Inc. Class A . . . . . .             220,951
        11,235 *    U S West Media Group  . . . . . . . . . . . .             212,061
         7,222 *    Viacom Inc. Class B . . . . . . . . . . . . .             306,032
                                                                      ---------------
                                                                              739,044
                                                                      ---------------

                    BUILDING MATERIALS - 0.27%
           574      Armstrong World Industries, Inc.  . . . . . .              33,794
         2,366      Lowe's Companies, Inc.  . . . . . . . . . . .              81,035
         3,291      Masco Corp. . . . . . . . . . . . . . . . . .             102,844
                                                                      ---------------
                                                                              217,673
                                                                      ---------------

                    CHEMICAL - MAJOR - 1.49%
         3,486      Goodrich (B.F.) Co. . . . . . . . . . . . . .             138,133
         6,362      Morton International, Inc.  . . . . . . . . .             241,756
         8,655      PPG Industries Inc. . . . . . . . . . . . . .             447,896
         3,550      Rohm and Haas Co. . . . . . . . . . . . . . .             240,512
         1,783      W.R. Grace & Co.  . . . . . . . . . . . . . .             132,834
                                                                      ---------------
                                                                            1,201,131
                                                                      ---------------

                    CHEMICAL - MISCELLANEOUS - 1.36%
         4,725      Air Products and Chemicals, Inc.  . . . . . .             281,137
         8,517      Ethyl Corp. . . . . . . . . . . . . . . . . .              88,364
         3,212      Great Lakes Chemical Corp.  . . . . . . . . .             207,174
         2,640      Lubrizol Corp.  . . . . . . . . . . . . . . .              80,190
         2,460      Lyondell Petrochemical Co.  . . . . . . . . .              63,653
         3,454      Nalco Chemical Co.  . . . . . . . . . . . . .             109,664
         4,534      Praxair, Inc. . . . . . . . . . . . . . . . .             184,194
         1,575      Sigma Aldrich Corp. . . . . . . . . . . . . .              88,200
                                                                      ---------------
                                                                            1,102,576
                                                                      ---------------

                    CONGLOMERATES - 0.19%
           383      Dial Corp.  . . . . . . . . . . . . . . . . .              11,011
         1,133 *    ITT Corp. . . . . . . . . . . . . . . . . . .              69,680
           638      Ogden Corp. . . . . . . . . . . . . . . . . .              12,361
         1,510      Tyco International Ltd  . . . . . . . . . . .              59,645
                                                                      ---------------
                                                                              152,697
                                                                      ---------------

                    CONSUMER FINANCE - 0.07%
         1,947      MBNA Corp.  . . . . . . . . . . . . . . . . .              59,627
                                                                      ---------------

                    CONTAINERS - METAL/GLASS - 0.28%
         4,847      Crown Cork & Seal Co., Inc. . . . . . . . . .             226,597
                                                                      ---------------

                    CONTAINERS - PAPER - 0.06%
         1,057      Temple-Inland Inc.  . . . . . . . . . . . . .              52,057
                                                                      ---------------

                    COSMETICS/TOILETRIES - 1.15%
         1,524      Avon Products, Inc. . . . . . . . . . . . . .             140,970
        11,064      Gillette Co.  . . . . . . . . . . . . . . . .             654,159
         2,821      International Flavors & Fragrances, Inc.  . .             137,171
                                                                      ---------------
                                                                              932,300
                                                                      ---------------

SOCIAL AWARENESS FUND - CONTINUED      MAY 31, 1996      STATEMENT OF NET ASSETS

   NUMBER                                                                  MARKET
  OF SHARES                                                                VALUE
-------------------------------------------------------------------------------------
                    DRUGS - 6.96%
        15,512      American Home Products Corp.  . . . . . . . .     $       829,892
         2,801 *    Amgen Inc.  . . . . . . . . . . . . . . . . .             166,659
        15,274      Bristol Myers Squibb Co.  . . . . . . . . . .           1,304,018
        26,147      Merck & Co., Inc. . . . . . . . . . . . . . .           1,689,750
        12,601      Pfizer Inc. . . . . . . . . . . . . . . . . .             891,521
         7,863      Schering-Plough Corp. . . . . . . . . . . . .             460,968
         5,152      Warner-Lambert Co.  . . . . . . . . . . . . .             288,512
                                                                      ---------------
                                                                            5,631,320
                                                                      ---------------

                    ELECTRICAL EQUIPMENT - 1.92%
        13,402      AMP Inc.  . . . . . . . . . . . . . . . . . .             564,559
         9,494      Emerson Electric Co.  . . . . . . . . . . . .             812,924
         3,045      Molex Inc.  . . . . . . . . . . . . . . . . .              97,059
           719 *    Seagate Technology  . . . . . . . . . . . . .              42,241
           885      Thomas & Betts Corp.  . . . . . . . . . . . .              34,073
                                                                      ---------------
                                                                            1,550,856
                                                                      ---------------

                    ELECTRONIC INSTRUMENTS - 0.02%
         1,079      Sensormatic Electronics Corp. . . . . . . . .              19,287
                                                                      ---------------

                    ENTERTAINMENT - 1.96%
           881      Hasbro, Inc.  . . . . . . . . . . . . . . . .              33,258
         6,506      Mattel, Inc.  . . . . . . . . . . . . . . . .             177,288
         8,968      Time Warner Inc.  . . . . . . . . . . . . . .             362,083
        16,736      Walt Disney Co. . . . . . . . . . . . . . . .           1,016,712
                                                                      ---------------
                                                                            1,589,341
                                                                      ---------------

                    FINANCE COMPANIES - 0.16%
         1,918      Household International, Inc. . . . . . . . .             132,822
                                                                      ---------------

                    FOODS - 2.85%
         9,129      Archer Daniels Midland Co.  . . . . . . . . .             178,016
         4,991      Campbell Soup Co. . . . . . . . . . . . . . .             321,920
         6,171      ConAgra, Inc. . . . . . . . . . . . . . . . .             263,039
         3,611      CPC International Inc.  . . . . . . . . . . .             249,611
         2,214      General Mills, Inc. . . . . . . . . . . . . .             127,028
        10,769      H J Heinz Co. . . . . . . . . . . . . . . . .             358,069
         5,519      Kellogg Co. . . . . . . . . . . . . . . . . .             401,507
         5,085      Ralston Purina Co.  . . . . . . . . . . . . .             311,456
         1,729      Wm. Wrigley Jr. Co. . . . . . . . . . . . . .              90,556
                                                                      ---------------
                                                                            2,301,202
                                                                      ---------------

                    FOOTWEAR - 0.31%
         2,291      NIKE Inc. Class B . . . . . . . . . . . . . .             229,959
           804 *    Payless ShoeSource Inc. . . . . . . . . . . .              22,613
                                                                      ---------------
                                                                              252,572
                                                                      ---------------

                    GOLD MINING - 0.69%
        12,314      Barrick Gold Corp.  . . . . . . . . . . . . .             387,891
         5,844      Placer Dome Inc.  . . . . . . . . . . . . . .             173,128
                                                                      ---------------
                                                                              561,019
                                                                      ---------------

                    GOVERNMENT SPONSORED - 1.38%
         2,825      Federal Home Loan Mortgage Corp.  . . . . . .             233,416
        28,499      Federal National Mortgage Association   . . .             879,906
                                                                      ---------------
                                                                            1,113,322
                                                                      ---------------

                    HARDWARE & TOOLS - 0.08%
         1,595      Black & Decker Corp.  . . . . . . . . . . . .     $        65,594
                                                                      ---------------

                    HEALTHCARE - 0.29%
         1,744      U.S. Healthcare, Inc. . . . . . . . . . . . .              94,612
         2,550      United HealthCare Corp. . . . . . . . . . . .             139,931
                                                                      ---------------
                                                                              234,543
                                                                      ---------------

                    HEAVY DUTY TRUCKS/PARTS - 0.41%
         6,110      Dana Corp.  . . . . . . . . . . . . . . . . .             204,685
         2,553      PACCAR Inc. . . . . . . . . . . . . . . . . .             125,735
                                                                      ---------------
                                                                              330,420
                                                                      ---------------

                    HOME BUILDERS - 0.01%
           556      Kaufman & Broad Home Corp.  . . . . . . . . .               8,271
                                                                      ---------------

                    HOSPITAL MANAGEMENT - 0.60%
         7,952      Columbia/HCA Healthcare Corp. . . . . . . . .             428,414
         2,807 *    Tenet Healthcare Corp.  . . . . . . . . . . .              60,350
                                                                      ---------------
                                                                              488,764
                                                                      ---------------

                    HOSPITAL SUPPLIES - 3.87%
        19,740      Abbott Laboratories . . . . . . . . . . . . .             851,287
         9,012      Baxter International Inc. . . . . . . . . . .             398,781
           587      Becton, Dickinson and Co. . . . . . . . . . .              49,895
           308 *    Boston Scientific Corp. . . . . . . . . . . .              13,206
        15,802      Johnson & Johnson . . . . . . . . . . . . . .           1,538,720
         4,961      Medtronic, Inc. . . . . . . . . . . . . . . .             279,056
                                                                      ---------------
                                                                            3,130,945
                                                                      ---------------

                    HOUSEHOLD PRODUCTS - 1.84%
           188      Clorox Co.  . . . . . . . . . . . . . . . . .              16,004
         6,174      Colgate-Palmolive Co. . . . . . . . . . . . .             486,203
         2,275      Premark International Inc.  . . . . . . . . .              36,684
           642      Rubbermaid, Inc.  . . . . . . . . . . . . . .              17,976
         2,275 *    Tupperware Corp.  . . . . . . . . . . . . . .             104,081
         6,125      Unilever N V-ADR  . . . . . . . . . . . . . .             826,109
                                                                      ---------------
                                                                            1,487,057
                                                                      ---------------

                    INFORMATION PROCESSING - 10.42%
         1,862      Apple Computer, Inc.  . . . . . . . . . . . .              48,645
         6,544      Automatic Data Processing, Inc. . . . . . . .             251,126
           353 *    Bay Networks, Inc.  . . . . . . . . . . . . .              10,237
         9,571 *    Cisco Systems, Inc. . . . . . . . . . . . . .             524,012
         3,676 *    Compaq Computer Corp. . . . . . . . . . . . .             178,746
         4,338      Computer Associates International, Inc. . . .             315,589
         3,246 *    Digital Equipment Corp. . . . . . . . . . . .             169,198
         3,979 *    EMC Corp. . . . . . . . . . . . . . . . . . .              88,035
         2,399      First Data Corp.  . . . . . . . . . . . . . .             191,320
        10,965      Hewlett-Packard Co. . . . . . . . . . . . . .           1,170,514
        16,403      Intel Corp. . . . . . . . . . . . . . . . . .           1,238,426
        14,779      International Business Machines Corp.   . . .           1,577,658
        10,828 *    Microsoft Corp. . . . . . . . . . . . . . . .           1,285,825
           314 *    Novell, Inc.  . . . . . . . . . . . . . . . .               4,475
         9,145 *    Oracle Corp.  . . . . . . . . . . . . . . . .             302,928
         7,819      Pitney Bowes Inc. . . . . . . . . . . . . . .             388,018
           501 *    Silicon Graphics, Inc.  . . . . . . . . . . .              13,778

SOCIAL AWARENESS FUND - CONTINUED      MAY 31, 1996     STATEMENTS OF NET ASSETS

   NUMBER                                                                  MARKET
  OF SHARES                                                                VALUE
-------------------------------------------------------------------------------------
                    INFORMATION PROCESSING - Continued
           263 *    Solectron Corp. . . . . . . . . . . . . . . .     $        11,408
         2,086 *    Sun Microsystems, Inc.  . . . . . . . . . . .             130,636
           145 *    3Com Corp.  . . . . . . . . . . . . . . . . .               7,141
         3,299      Xerox Corp. . . . . . . . . . . . . . . . . .             519,180
                                                                      ---------------
                                                                            8,426,895
                                                                      ---------------

                    INSURANCE - CASUALTY - 0.11%
         1,262      Chubb Corp. . . . . . . . . . . . . . . . . .              58,841
           813      Safeco Corp.  . . . . . . . . . . . . . . . .              27,388
                                                                      ---------------
                                                                               86,229
                                                                      ---------------

                    INSURANCE - LIFE - 0.59%
         3,955      Lincoln National Corp.  . . . . . . . . . . .             185,885
         3,618      Transamerica Corp.  . . . . . . . . . . . . .             293,058
                                                                      ---------------
                                                                              478,943
                                                                      ---------------

                    INSURANCE - MULTILINE - 3.09%
         4,142      Aetna Life and Casualty Co. . . . . . . . . .             305,473
         8,392      Allstate Corp.  . . . . . . . . . . . . . . .             354,562
        11,382      American International Group, Inc.  . . . . .           1,072,753
         1,722      CIGNA Corp. . . . . . . . . . . . . . . . . .             197,815
           636      ITT Hartford Group, Inc.  . . . . . . . . . .              32,913
        12,957      Travelers Group, Inc. . . . . . . . . . . . .             537,715
                                                                      ---------------
                                                                            2,501,231
                                                                      ---------------

                    LEISURE TIME - 0.08%
         2,725      Brunswick Corp. . . . . . . . . . . . . . . .              60,972
                                                                      ---------------

                    MACHINERY - AGRICULTURE - 0.60%
         1,830      Case Corp.  . . . . . . . . . . . . . . . . .              91,729
         9,422      Deere & Co. . . . . . . . . . . . . . . . . .             392,190
                                                                      ---------------
                                                                              483,919
                                                                      ---------------

                    MACHINERY - CONSTRUCTION &
                    CONTRACTS - 0.68%
         8,413      Caterpillar Inc.  . . . . . . . . . . . . . .             552,103
                                                                      ---------------

                    MACHINERY - INDUSTRIAL/
                    SPECIALTY - 1.48%
         7,406      Cooper Industries, Inc. . . . . . . . . . . .             315,681
           396      Dover Corp. . . . . . . . . . . . . . . . . .              18,810
         2,548      Illinois Tool Works Inc.  . . . . . . . . . .             170,716
         6,361      Ingersoll-Rand Co.  . . . . . . . . . . . . .             267,957
         3,162      Johnson Controls, Inc.  . . . . . . . . . . .             220,549
         4,066      Pall Corp.  . . . . . . . . . . . . . . . . .             108,766
         2,405      Timken Co.  . . . . . . . . . . . . . . . . .              94,697
                                                                      ---------------
                                                                            1,197,176
                                                                      ---------------

                    MERCHANDISE - DRUG - 0.23%
         5,886      Walgreen Co.  . . . . . . . . . . . . . . . .             187,616
                                                                      ---------------

                    MERCHANDISE - SPECIALTY - 0.76%
         1,586      Gap, Inc. . . . . . . . . . . . . . . . . . .              53,329
         8,812      Home Depot, Inc.  . . . . . . . . . . . . . .             450,514
         2,024      Limited, Inc. . . . . . . . . . . . . . . . .              41,998
         2,261 *    Toys "R" Us, Inc. . . . . . . . . . . . . . .              65,569
                                                                      ---------------
                                                                              611,410
                                                                      ---------------

                    MERCHANDISING - DEPARTMENT - 0.33%
           266      Dayton Hudson Corp. . . . . . . . . . . . . .     $        27,132
         5,029      May Department Stores Co. . . . . . . . . . .             238,249
                                                                      ---------------
                                                                              265,381
                                                                      ---------------

                    MERCHANDISING - FOOD - 0.40%
         3,538      Albertsons, Inc.  . . . . . . . . . . . . . .             141,078
         3,009      American Stores Co. . . . . . . . . . . . . .             112,461
         1,274      SYSCO Corp. . . . . . . . . . . . . . . . . .              43,475
           662      Winn-Dixie Stores, Inc. . . . . . . . . . . .              22,839
                                                                      ---------------
                                                                              319,853
                                                                      ---------------

                    MERCHANDISING - MASS - 2.80%
         9,123      J.C. Penney Co., Inc. . . . . . . . . . . . .             473,256
         2,696      KMart Corp. . . . . . . . . . . . . . . . . .              31,341
        10,339      Sears Roebuck and Co. . . . . . . . . . . . .             525,996
        47,654      Wal-Mart Stores, Inc. . . . . . . . . . . . .           1,233,047
                                                                      ---------------
                                                                            2,263,640
                                                                      ---------------

                    METALS - ALUMINUM - 0.89%
        11,039      Alcan Aluminium Ltd . . . . . . . . . . . . .             361,527
         5,826      Aluminum Co. of America . . . . . . . . . . .             359,027
                                                                      ---------------
                                                                              720,554
                                                                      ---------------

                    METALS - COPPER - 0.02%
           206      Newmont Mining Corp.  . . . . . . . . . . . .              12,412
                                                                      ---------------

                    METALS - MISCELLANEOUS - 0.37%
         2,317      Cyprus Amax Minerals Co.  . . . . . . . . . .              55,608
         5,370      Freeport-McMoRan Copper & Gold Inc. Class B               178,552
         1,958      Inco Limited  . . . . . . . . . . . . . . . .              63,880
                                                                      ---------------
                                                                              298,040
                                                                      ---------------

                    METALS - STEEL - 0.17%
           487      Nucor Corp. . . . . . . . . . . . . . . . . .              26,785
         3,460      USX-US Steel Group, Inc.  . . . . . . . . . .             107,260
                                                                      ---------------
                                                                              134,045
                                                                      ---------------

                    MISCELLANEOUS - 0.20%
         4,318      Corning Inc.  . . . . . . . . . . . . . . . .             165,164
                                                                      ---------------

                    NATURAL GAS - DIVERSIFIED - 0.22%
         5,580      PanEnergy Corp. . . . . . . . . . . . . . . .             179,258
                                                                      ---------------

                    OIL - INTEGRATED DOMESTIC - 2.37%
         5,005      Amerada Hess Corp.  . . . . . . . . . . . . .             285,285
         3,013      Ashland Oil, Inc. . . . . . . . . . . . . . .             128,806
         5,874      Burlington Resources Inc. . . . . . . . . . .             223,212
         1,478      MAPCO Inc.  . . . . . . . . . . . . . . . . .              85,355
         4,653 *    Oryx Energy Co. . . . . . . . . . . . . . . .              75,611
           488      Pennzoil Co.  . . . . . . . . . . . . . . . .              21,106
        14,403      Phillips Petroleum Co.  . . . . . . . . . . .             597,724
         5,629      Sun Co., Inc. . . . . . . . . . . . . . . . .             172,388
        14,989      USX-Marathon Group  . . . . . . . . . . . . .             327,884
                                                                      ---------------
                                                                            1,917,371
                                                                      ---------------

SOCIAL AWARENESS FUND - CONTINUED     MAY 31, 1996      STATEMENT OF NET ASSETS

   NUMBER                                                                  MARKET
  OF SHARES                                                                VALUE
-------------------------------------------------------------------------------------
                    OIL - INTEGRATED
                    INTERNATIONAL - 2.23%
         2,390      Murphy Oil Corp.  . . . . . . . . . . . . . .     $       105,459
        20,301      Texaco Inc. . . . . . . . . . . . . . . . . .           1,700,208
                                                                      ---------------
                                                                            1,805,667
                                                                      ---------------

                    OIL - SERVICES - 1.47%
         1,348      Baker Hughes Inc. . . . . . . . . . . . . . .              42,294
         6,973      Dresser Industries, Inc.  . . . . . . . . . .             203,960
         3,231      Halliburton Co. . . . . . . . . . . . . . . .             179,724
         1,934      McDermott International, Inc. . . . . . . . .              42,065
         8,667      Schlumberger Ltd  . . . . . . . . . . . . . .             722,611
                                                                      ---------------
                                                                            1,190,654
                                                                      ---------------

                    PAPER/FOREST PRODUCTS - 1.46%
         1,684      Alco Standard Corp. . . . . . . . . . . . . .             105,250
           501      Avery Dennison Corp.  . . . . . . . . . . . .              28,557
         1,701      James River Corp. of Virginia . . . . . . . .              42,312
        11,337      Kimberly-Clark Corp.  . . . . . . . . . . . .             826,184
         1,286      Louisiana Pacific Corp. . . . . . . . . . . .              31,668
         1,225      Mead Corp.  . . . . . . . . . . . . . . . . .              65,844
         1,201      Potlatch Corp.  . . . . . . . . . . . . . . .              49,541
           535      Willamette Industries, Inc. . . . . . . . . .              32,100
                                                                      ---------------
                                                                            1,181,456
                                                                      ---------------

                    PHOTOGRAPHY - 0.03%
           597      Polaroid Corp.  . . . . . . . . . . . . . . .              26,865
                                                                      ---------------

                    POLLUTION CONTROL - 1.08%
         8,463      Browning-Ferris Industries, Inc.  . . . . . .             258,122
        14,089      Laidlaw Inc Class B . . . . . . . . . . . . .             142,651
        13,416      WMX Technologies, Inc.  . . . . . . . . . . .             472,914
                                                                      ---------------
                                                                              873,687
                                                                      ---------------

                    PUBLISHING - NEWS - 0.42%
         2,158      Dow Jones & Co., Inc. . . . . . . . . . . . .              84,432
         3,698      Gannett Co., Inc. . . . . . . . . . . . . . .             257,935
                                                                      ---------------
                                                                              342,367
                                                                      ---------------

                    PUBLISHING/PRINTING - 0.97%
         9,906      Dun & Bradstreet Corp.  . . . . . . . . . . .             632,746
           116      Harcourt General, Inc.  . . . . . . . . . . .               5,887
         7,672      Moore Corp. Ltd . . . . . . . . . . . . . . .             142,891
                                                                      ---------------
                                                                              781,524
                                                                      ---------------

                    RAILROAD - 1.84%
         2,495      Burlington Northern Inc.  . . . . . . . . . .             211,451
         2,444      Conrail Inc.  . . . . . . . . . . . . . . . .             171,691
         3,214      CSX Corp. . . . . . . . . . . . . . . . . . .             159,093
         4,182      Norfolk Southern Corp.  . . . . . . . . . . .             360,698
         8,312      Union Pacific Corp. . . . . . . . . . . . . .             582,879
                                                                      ---------------
                                                                            1,485,812
                                                                      ---------------

                    RESTAURANTS - 0.99%
        16,652      McDonald's Corp.  . . . . . . . . . . . . . .             801,377
                                                                      ---------------

                    SAVINGS & LOAN - 0.06%
         1,639      Great Western Financial Corp. . . . . . . . .     $        37,697
           482      H.F. Ahmanson & Co. . . . . . . . . . . . . .              12,412
                                                                      ---------------
                                                                               50,109
                                                                      ---------------

                    SECURITIES RELATED - 1.99%
        12,859      American Express Co.  . . . . . . . . . . . .             588,299
           813      Bear Stearns Co. Inc. . . . . . . . . . . . .              19,607
         3,117      Dean Witter, Discover & Co. . . . . . . . . .             184,682
         5,967      Merrill Lynch & Co., Inc. . . . . . . . . . .             386,363
         5,390      Morgan Stanley Group Inc. . . . . . . . . . .             266,805
         3,818      Salomon Inc.  . . . . . . . . . . . . . . . .             159,879
                                                                      ---------------
                                                                            1,605,635
                                                                      ---------------

                    SEMICONDUCTORS - 0.34%
         2,048 *    Advanced Micro Devices, Inc.  . . . . . . . .              36,096
         2,497 *    Applied Materials, Inc. . . . . . . . . . . .              93,013
           834 *    LSI Logic Corp. . . . . . . . . . . . . . . .              25,958
         3,113      Micron Technology, Inc. . . . . . . . . . . .             100,395
         1,028 *    National Semiconductor Corp.  . . . . . . . .              16,705
                                                                      ---------------
                                                                              272,167
                                                                      ---------------

                    TELECOMMUNICATIONS - 0.67%
         2,479      ALLTEL Corp.  . . . . . . . . . . . . . . . .              78,088
           252 *    DSC Communications Corp.  . . . . . . . . . .               7,592
         8,197      Northern Telecommunications Corp. . . . . . .             444,687
           209      Tellabs, Inc. . . . . . . . . . . . . . . . .              13,481
                                                                      ---------------
                                                                              543,848
                                                                      ---------------

                    TRUCKERS - 0.05%
         1,150      Caliber System, Inc.  . . . . . . . . . . . .              42,694
                                                                      ---------------

                    UTILITIES - COMMUNICATION - 9.42%
        12,485      Ameritech Corp. . . . . . . . . . . . . . . .             705,402
        37,225      AT & T Corp.  . . . . . . . . . . . . . . . .           2,321,909
        11,596      Bell Atlantic Corp. . . . . . . . . . . . . .             723,300
        20,950      BellSouth Corp. . . . . . . . . . . . . . . .             851,094
        10,627      MCI Communications Corp.  . . . . . . . . . .             309,511
        16,437      NYNEX Corp. . . . . . . . . . . . . . . . . .             758,157
        12,399      Pacific Telesis Group . . . . . . . . . . . .             413,817
        15,329      SBC Communications, Inc.  . . . . . . . . . .             756,869
         4,788      Sprint Corp.  . . . . . . . . . . . . . . . .             202,892
        17,750      US West Communications Group  . . . . . . . .             579,094
                                                                      ---------------
                                                                            7,622,045
                                                                      ---------------

                    UTILITIES - ELECTRIC - 1.99%
         5,389      Allegheny Power System, Inc.  . . . . . . . .             158,302
        11,950      Cinergy Corp. . . . . . . . . . . . . . . . .             354,019
           290      Montana Power Co. . . . . . . . . . . . . . .               6,307
           639      NIPSCO Industries, Inc. . . . . . . . . . . .              23,803
         1,099      Oklahoma Gas and Electric Co. . . . . . . . .              41,899
        20,855      PacifiCorp  . . . . . . . . . . . . . . . . .             419,707
         9,108      Potomac Electric Power Co.  . . . . . . . . .             232,254
         4,372      Public Service Co. of Colorado  . . . . . . .             144,822
         4,892      Puget Sound Power & Light Co. . . . . . . . .             114,962
           873      TECO Energy, Inc. . . . . . . . . . . . . . .              20,625
         3,358      Utilicorp United Inc. . . . . . . . . . . . .              91,925
                                                                      ---------------
                                                                            1,608,625
                                                                      ---------------

SOCIAL AWARENESS FUND - CONTINUED     MAY 31, 1996      STATEMENT OF NET ASSETS

   NUMBER                                                                  MARKET
  OF SHARES                                                                VALUE
-------------------------------------------------------------------------------------
                    UTILITIES - GAS, DISTRIBUTION - 0.24%
         3,639      Brooklyn Union Gas Co.  . . . . . . . . . . .     $        97,343
         2,471      National Fuel Gas Co. . . . . . . . . . . . .              84,941
           206      Tosco Corp. . . . . . . . . . . . . . . . . .              10,197
                                                                      ---------------
                                                                              192,481
                                                                      ---------------

                    UTILITIES - GAS, PIPELINE - 1.22%
         5,134      Consolidated Natural Gas Co.  . . . . . . . .             248,357
         8,239      Enron Corp. . . . . . . . . . . . . . . . . .             329,560
         6,509      Pacific Enterprises . . . . . . . . . . . . .             171,675
         1,520      Peoples Energy Corp.  . . . . . . . . . . . .              48,830
         3,755      Williams Companies, Inc.  . . . . . . . . . .             188,689
                                                                      ---------------
                                                                              987,111
                                                                      ---------------

                    TOTAL COMMON STOCKS
                    (Cost $67,643,539)  . . . . . . . . . . . . .          79,773,462
                                                                      ---------------

     PAR
    VALUE
--------------
                    CORPORATE SHORT TERM
                    COMMERCIAL PAPER - 1.13%

                    MACHINERY - INDUSTRIAL/
                    SPECIALTY - 1.13%
$      914,000      Cooper Industries, Inc.,
                      5.40% due 6/3/96  . . . . . . . . . . . . .             913,726
                                                                      ---------------

                    TOTAL CORPORATE SHORT
                    TERM COMMERCIAL PAPER
                    (Cost $913,726) . . . . . . . . . . . . . . .             913,726
                                                                      ---------------

                    TOTAL INVESTMENTS
                    (Cost $68,557,265) - 99.75% . . . . . . . . .     $    80,687,188
                    Other assets and liabilities, net - 0.25%   .             200,252
                                                                      ---------------

                    NET ASSETS (equivalent to $15.49 per share on
                    5,220,445 shares outstanding) - 100%  . . . .     $    80,887,440
                                                                      ---------------

               *    Non-income producing

NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  5,220,445 shares outstanding  . . . . . . . . . . . . . . . . .     $        52,204
Additional paid in capital  . . . . . . . . . . . . . . . . . . .          62,521,902
Undistributed net realized gain on securities . . . . . . . . . .           6,132,739
Undistributed net investment income . . . . . . . . . . . . . . .              50,672
Unrealized appreciation of investments  . . . . . . . . . . . . .          12,129,923
                                                                      ---------------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING   . . . . . . . . . . . . . . . . . . . . . . . . .     $    80,887,440
                                                                      ---------------

SEE NOTES TO FINANCIAL STATEMENTS.

SOCIAL AWARENESS FUND                                       FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1996

INVESTMENT INCOME:
Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $   1,542,542
Interest  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             42,429
                                                                                                         -------------
   Total investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,584,971
                                                                                                         -------------

EXPENSES:
Advisory fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            333,783
Custodian and accounting services . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             27,479
Reports to shareholders . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              7,019
Audit fees and tax services . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,512
Directors' fees and expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,320
Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              4,748
                                                                                                         -------------
   Total expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            377,861
                                                                                                         -------------
NET INVESTMENT INCOME . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,207,110
                                                                                                         -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain (loss) on:
   Investments  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $   9,243,435
   Futures contracts  . . . . . . . . . . . . . . . . . . . . . . . . . . . .               46,405           9,289,840
                                                                                     -------------
Net unrealized appreciation (depreciation) of securities during the year:
   Investments  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            6,277,027
   Futures contracts  . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (17,950)          6,259,077
                                                                                     -------------       -------------
   Net realized and unrealized gain on securities during the year . . . . . . . . . . . . . . . . .         15,548,917
                                                                                                         -------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS  . . . . . . . . . . . . . . . . . . . . . . . . .      $  16,756,027
                                                                                                         -------------

STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:

                                                                                          1996                 1995
                                                                                     ---------------------------------
OPERATIONS:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $   1,207,110       $   1,063,220
Net realized gain on securities . . . . . . . . . . . . . . . . . . . . . . .            9,289,840           2,356,297
Net unrealized appreciation of securities during the year . . . . . . . . . .            6,259,077           4,816,175
                                                                                     ---------------------------------
   Increase in net assets resulting from operations . . . . . . . . . . . . .           16,756,027           8,235,692
                                                                                     ---------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (1,156,438)         (1,067,168)
Net realized gain on securities . . . . . . . . . . . . . . . . . . . . . . .           (4,173,232)         (2,755,148)
                                                                                     ---------------------------------
   Decrease in net assets resulting from distributions to shareholders  . . .           (5,329,670)         (3,822,316)
                                                                                     ---------------------------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold  . . . . . . . . . . . . . . . . . . . . . .           17,740,343           6,436,649
Proceeds from capital stock issued for distributions reinvested . . . . . . .            5,329,670           3,822,316
                                                                                     ---------------------------------
                                                                                        23,070,013          10,258,965
Cost of capital stock repurchased . . . . . . . . . . . . . . . . . . . . . .           (7,536,021)         (6,474,724)
                                                                                     ---------------------------------
   Increase in net assets resulting from capital stock transactions . . . . .           15,533,992           3,784,241
                                                                                     ---------------------------------
TOTAL INCREASE IN NET ASSETS  . . . . . . . . . . . . . . . . . . . . . . . .           26,960,349           8,197,617
NET ASSETS:
Beginning of year . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           53,927,091          45,729,474
                                                                                     ---------------------------------
End of year (including undistributed net investment income of $50,672 and $0)        $  80,887,440       $  53,927,091
                                                                                     ---------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold  . . . . . . . . . . . . . . . . . . . . . . . .            1,209,065             537,130
Shares issued for distributions reinvested  . . . . . . . . . . . . . . . . .              376,165             336,272
Shares of capital stock repurchased   . . . . . . . . . . . . . . . . . . . .             (507,806)           (547,073)
                                                                                     ---------------------------------
   Increase in shares outstanding . . . . . . . . . . . . . . . . . . . . . .            1,077,424             326,329
Shares outstanding:
   Beginning of year  . . . . . . . . . . . . . . . . . . . . . . . . . . . .            4,143,021           3,816,692
                                                                                     ---------------------------------
   End of year  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            5,220,445           4,143,021
                                                                                     ---------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

TIMED OPPORTUNITY FUND           May 31, 1996            STATEMENT OF NET ASSETS

   NUMBER                                                                  MARKET
  OF SHARES                                                                VALUE
-------------------------------------------------------------------------------------
                    COMMON STOCKS - 60.76%

                    AEROSPACE/DEFENSE - 0.67%
         5,457      Boeing Co.  . . . . . . . . . . . . . . . . .     $       465,209
         2,335      Lockheed Martin Corp. . . . . . . . . . . . .             195,848
         2,166      McDonnell Douglas Corp. . . . . . . . . . . .             218,766
         3,681      Northrop Grumman Corp.  . . . . . . . . . . .             230,523
         1,449      Raytheon Co.  . . . . . . . . . . . . . . . .              77,159
           922      TRW Inc.  . . . . . . . . . . . . . . . . . .              86,899
                                                                      ---------------
                                                                            1,274,404
                                                                      ---------------

                    AUTO - CARS - 1.11%
        12,149      Chrysler Corp.  . . . . . . . . . . . . . . .             809,427
        23,653      General Motors Corp.  . . . . . . . . . . . .           1,303,872
                                                                      ---------------
                                                                            2,113,299
                                                                      ---------------

                    AUTO - REPLACEMENT PARTS - 0.48%
         6,943      Cooper Tire & Rubber Co.  . . . . . . . . . .             167,500
         1,156      Echlin Inc. . . . . . . . . . . . . . . . . .              39,738
         6,266      Genuine Parts Co. . . . . . . . . . . . . . .             285,103
         8,283      Goodyear Tire & Rubber Co.  . . . . . . . . .             418,291
                                                                      ---------------
                                                                              910,632
                                                                      ---------------

                    BANKS - NEW YORK CITY - 0.38%
         5,705      Bank of New York Co., Inc.  . . . . . . . . .             295,947
         4,961      J.P. Morgan & Co. Inc.  . . . . . . . . . . .             430,987
                                                                      ---------------
                                                                              726,934
                                                                      ---------------

                    BANKS - OTHER - 1.46%
           187      Bank of Boston Corp.  . . . . . . . . . . . .               9,327
         4,288      First Union Corp. . . . . . . . . . . . . . .             262,104
         8,287      Fleet Financial Group, Inc. . . . . . . . . .             365,664
         3,748      National City Corp. . . . . . . . . . . . . .             133,522
        56,443      US Bancorp  . . . . . . . . . . . . . . . . .           2,010,782
                                                                      ---------------
                                                                            2,781,399
                                                                      ---------------

                    BANKS - REGIONAL - 2.01%
        11,514      Barnett Banks, Inc. . . . . . . . . . . . . .             719,625
           791      Boatmen's Bancshares, Inc.  . . . . . . . . .              31,986
        39,639      Comerica Inc. . . . . . . . . . . . . . . . .           1,734,206
         1,418      CoreStates Financial Corp.  . . . . . . . . .              55,834
        15,204      Norwest Corp. . . . . . . . . . . . . . . . .             530,240
        10,389      PNC Bank Corp.  . . . . . . . . . . . . . . .             315,566
         7,174      SunTrust Banks, Inc.  . . . . . . . . . . . .             261,851
         3,943      Wachovia Corp.  . . . . . . . . . . . . . . .             169,056
                                                                      ---------------
                                                                            3,818,364
                                                                      ---------------

                    BEVERAGE - BREWERS/
                    DISTRIBUTORS - 0.46%
         8,517      Anheuser- Busch Companies, Inc. . . . . . . .             606,836
         7,704      Seagram Co. Ltd . . . . . . . . . . . . . . .             266,751
                                                                      ---------------
                                                                              873,587
                                                                      ---------------

                    BEVERAGE - SOFT DRINKS - 1.78%
        43,326      Coca-Cola Co. . . . . . . . . . . . . . . . .           1,992,996
        41,840      PepsiCo, Inc. . . . . . . . . . . . . . . . .           1,391,180
                                                                      ---------------
                                                                            3,384,176
                                                                      ---------------

                    BROADCASTING - 0.46%
        20,280      Tele-Communications, Inc. Class A . . . . . .     $       382,785
         6,602 *    U S West Media Group  . . . . . . . . . . . .             124,613
         8,560 *    Viacom Inc. Class B . . . . . . . . . . . . .             362,730
                                                                      ---------------
                                                                              870,128
                                                                      ---------------

                    BUILDING MATERIALS - 1.18%
           957      Armstrong World Industries, Inc.  . . . . . .              56,343
        60,091      Lowe's Companies, Inc.  . . . . . . . . . . .           2,058,117
         4,048      Masco Corp. . . . . . . . . . . . . . . . . .             126,500
                                                                      ---------------
                                                                            2,240,960
                                                                      ---------------

                    CHEMICAL - MAJOR - 1.63%
        16,887      E.I. du Pont de Nemours and Co. . . . . . . .           1,346,738
           562      Hercules Inc. . . . . . . . . . . . . . . . .              31,894
         7,663      Morton International, Inc.  . . . . . . . . .             291,194
         9,998      PPG Industries Inc. . . . . . . . . . . . . .             517,396
         3,354      Rohm and Haas Co. . . . . . . . . . . . . . .             227,234
        16,027      Union Carbide Corp. . . . . . . . . . . . . .             691,164
                                                                      ---------------
                                                                            3,105,620
                                                                      ---------------

                    CHEMICAL - MISCELLANEOUS - 1.03%
           721      Air Products and Chemicals, Inc.  . . . . . .              42,900
         3,316      Ecolab Inc. . . . . . . . . . . . . . . . . .             107,770
         4,091 *    FMC Corp. . . . . . . . . . . . . . . . . . .             275,120
         4,172      Great Lakes Chemical Corp.  . . . . . . . . .             269,094
           191      Mallinckrodt Group Inc. . . . . . . . . . . .               7,186
         1,651      Nalco Chemical Co.  . . . . . . . . . . . . .              52,419
        21,596      Sigma Aldrich Corp. . . . . . . . . . . . . .           1,209,376
                                                                      ---------------
                                                                            1,963,865
                                                                      ---------------

                    COAL - 0.34%
        19,203      Eastern Enterprises . . . . . . . . . . . . .             655,302
                                                                      ---------------

                    CONGLOMERATES - 0.32%
         4,920 *    ITT Corp. . . . . . . . . . . . . . . . . . .             302,580
         2,936      Loews Corp. . . . . . . . . . . . . . . . . .             234,146
         1,407      Tenneco Inc.  . . . . . . . . . . . . . . . .              75,626
                                                                      ---------------
                                                                              612,352
                                                                      ---------------

                    CONTAINERS - PAPER - 0.89%
        34,197      Temple-Inland Inc.  . . . . . . . . . . . . .           1,684,202
                                                                      ---------------

                    COSMETICS/TOILETRIES - 0.55%
         1,086      Alberto-Culver Co. Class B  . . . . . . . . .              43,033
        10,161      Gillette Co.  . . . . . . . . . . . . . . . .             600,769
         8,426      International Flavors & Fragrances, Inc.  . .             409,714
                                                                      ---------------
                                                                            1,053,516
                                                                      ---------------

                    DRUGS - 3.12%
        19,968      American Home Products Corp.  . . . . . . . .           1,068,288
         6,727 *    Amgen Inc.  . . . . . . . . . . . . . . . . .             400,257
        12,065      Bristol Myers Squibb Co.  . . . . . . . . . .           1,030,049
        26,436      Merck & Co., Inc. . . . . . . . . . . . . . .           1,708,427
        12,548      Pfizer Inc. . . . . . . . . . . . . . . . . .             887,771
         6,527      Schering-Plough Corp. . . . . . . . . . . . .             382,645
        11,095      Upjohn Co.  . . . . . . . . . . . . . . . . .             453,508
                                                                      ---------------
                                                                            5,930,945
                                                                      ---------------

TIMED OPPORTUNITY FUND - CONTINUED      May 31, 1996     STATEMENT OF NET ASSETS

   NUMBER                                                                  MARKET
  OF SHARES                                                                VALUE
-------------------------------------------------------------------------------------
                    ELECTRICAL EQUIPMENT - 1.35%
           450 *    Cabletron Systems, Inc. . . . . . . . . . . .     $        32,738
         3,691      Emerson Electric Co.  . . . . . . . . . . . .             316,042
        23,274      General Electric Co.  . . . . . . . . . . . .           1,925,923
         4,372      W. W. Grainger Inc. . . . . . . . . . . . . .             292,377
                                                                      ---------------
                                                                            2,567,080
                                                                      ---------------

                    ELECTRONIC INSTRUMENTS - 0.30%
        43,103 *    Intergraph Corp.  . . . . . . . . . . . . . .             565,727
                                                                      ---------------

                    ENTERTAINMENT - 0.76%
         8,339      Harrah's Entertainment, Inc.  . . . . . . . .             280,399
         3,343 *    King World Productions, Inc.  . . . . . . . .             139,570
         6,685      Mattel, Inc.  . . . . . . . . . . . . . . . .             182,166
        13,934      Walt Disney Co. . . . . . . . . . . . . . . .             846,491
                                                                      ---------------
                                                                            1,448,626
                                                                      ---------------

                    FOODS - 1.60%
         7,612      Campbell Soup Co. . . . . . . . . . . . . . .             490,974
         1,587      ConAgra, Inc. . . . . . . . . . . . . . . . .              67,646
         4,725      CPC International Inc.  . . . . . . . . . . .             326,616
           340 *    Earthgrains Co. . . . . . . . . . . . . . . .              12,240
         7,402      H J Heinz Co. . . . . . . . . . . . . . . . .             246,117
         4,906      Kellogg Co. . . . . . . . . . . . . . . . . .             356,911
         5,983      Quaker Oats Co. . . . . . . . . . . . . . . .             210,153
         2,549      Ralston Purina Co.  . . . . . . . . . . . . .             156,126
        14,194      Sara Lee Corp.  . . . . . . . . . . . . . . .             473,725
        13,553      Wm. Wrigley Jr. Co. . . . . . . . . . . . . .             709,838
                                                                      ---------------
                                                                            3,050,346
                                                                      ---------------

                    FOOTWEAR - 0.31%
        34,042      Brown Group, Inc. . . . . . . . . . . . . . .             578,714
           400      Stride Rite Corp. . . . . . . . . . . . . . .               3,600
                                                                      ---------------
                                                                              582,314
                                                                      ---------------

                    GOLD MINING - 0.26%
         9,191      Barrick Gold Corp.  . . . . . . . . . . . . .             289,517
         6,786      Placer Dome Inc.  . . . . . . . . . . . . . .             201,035
                                                                      ---------------
                                                                              490,552
                                                                      ---------------

                    GOVERNMENT SPONSORED - 0.12%
         2,783      Federal Home Loan Mortgage Corp.  . . . . . .             229,945
                                                                      ---------------

                    HARDWARE & TOOLS - 0.07%
         3,264      Black & Decker Corp.  . . . . . . . . . . . .             134,232
                                                                      ---------------

                    HEALTHCARE - 0.05%
         1,655      United HealthCare Corp. . . . . . . . . . . .              90,818
                                                                      ---------------

                    HOME BUILDERS - 0.05%
         1,595      Centex Corp.  . . . . . . . . . . . . . . . .              48,049
         1,683      Pulte Corp. . . . . . . . . . . . . . . . . .              47,124
                                                                      ---------------
                                                                               95,173
                                                                      ---------------

                    HOSPITAL MANAGEMENT - 0.73%
        11,032      Columbia/HCA Healthcare Corp. . . . . . . . .     $       594,349
        29,500 *    Humana Inc. . . . . . . . . . . . . . . . . .             649,000
         3,354      Manor Care, Inc.  . . . . . . . . . . . . . .             130,806
           307 *    Tenet Healthcare Corp.  . . . . . . . . . . .               6,600
                                                                      ---------------
                                                                            1,380,755
                                                                      ---------------

                    HOSPITAL SUPPLIES - 2.28%
        22,292      Abbott Laboratories . . . . . . . . . . . . .             961,342
           716      Bard (C. R.), Inc.  . . . . . . . . . . . . .              23,539
        19,220      Becton, Dickinson and Co. . . . . . . . . . .           1,633,700
         6,577 *    Biomet, Inc.  . . . . . . . . . . . . . . . .              92,078
         2,254 *    Boston Scientific Corp. . . . . . . . . . . .              96,640
        13,518      Johnson & Johnson . . . . . . . . . . . . . .           1,316,315
         2,955      Medtronic, Inc. . . . . . . . . . . . . . . .             166,219
         1,147 *    St. Jude Medical, Inc.  . . . . . . . . . . .              43,586
                                                                      ---------------
                                                                            4,333,419
                                                                      ---------------

                    HOUSEHOLD PRODUCTS - 1.39%
         5,084      Minnesota Mining & Manufacturing Co.  . . . .             346,983
         1,951      Premark International Inc.  . . . . . . . . .              31,460
        14,540      Procter & Gamble Co.  . . . . . . . . . . . .           1,277,702
         8,683      Rubbermaid, Inc.  . . . . . . . . . . . . . .             243,124
         1,951 *    Tupperware Corp.  . . . . . . . . . . . . . .              89,258
         4,803      Unilever N V-ADR  . . . . . . . . . . . . . .             647,805
                                                                      ---------------
                                                                            2,636,332
                                                                      ---------------

                    INFORMATION PROCESSING - 6.32%
           125      Apple Computer, Inc.  . . . . . . . . . . . .               3,266
        12,776      Automatic Data Processing, Inc. . . . . . . .             490,279
         8,740 *    Bay Networks, Inc.  . . . . . . . . . . . . .             253,460
         7,795 *    Ceridian Corp.  . . . . . . . . . . . . . . .             412,161
         5,705 *    Data General Corp.  . . . . . . . . . . . . .              72,739
        27,705 *    Digital Equipment Corp. . . . . . . . . . . .           1,444,123
        34,806 *    EMC Corp. . . . . . . . . . . . . . . . . . .             770,083
         1,235      First Data Corp.  . . . . . . . . . . . . . .              98,491
        48,320      H&R Block Inc.  . . . . . . . . . . . . . . .           1,685,160
        39,215      Honeywell Inc.  . . . . . . . . . . . . . . .           1,990,161
         7,000      Intel Corp. . . . . . . . . . . . . . . . . .             528,500
        18,659      International Business Machines Corp.   . . .           1,991,848
        13,504 *    Microsoft Corp. . . . . . . . . . . . . . . .           1,603,600
        46,706 *    Novell, Inc.  . . . . . . . . . . . . . . . .             665,560
                                                                      ---------------
                                                                           12,009,431
                                                                      ---------------

                    INSURANCE - CASUALTY - 0.15%
         1,674      Chubb Corp. . . . . . . . . . . . . . . . . .              78,050
           348 *    Highlands Insurance Company . . . . . . . . .               6,743
         2,678      SAFECO Corp.  . . . . . . . . . . . . . . . .              90,215
         6,510      USF & G Corp. . . . . . . . . . . . . . . . .             104,160
                                                                      ---------------
                                                                              279,168
                                                                      ---------------

                    INSURANCE - LIFE - 0.79%
         2,860      Lincoln National Corp.  . . . . . . . . . . .             134,420
        45,712      USLIFE Corp.  . . . . . . . . . . . . . . . .           1,371,360
                                                                      ---------------
                                                                            1,505,780
                                                                      ---------------

TIMED OPPORTUNITY FUND - CONTINUED     May 31, 1996      STATEMENT OF NET ASSETS

   NUMBER                                                                  MARKET
  OF SHARES                                                                VALUE
-------------------------------------------------------------------------------------
                    INSURANCE - MISCELLANEOUS - 0.18%
         8,107      Alexander & Alexander Services Inc. . . . . .     $       161,127
         1,284      General Reinsurance Corp. . . . . . . . . . .             187,464
                                                                      ---------------
                                                                              348,591
                                                                      ---------------

                    INSURANCE - MULTILINE - 0.73%
         7,038      Aetna Life and Casualty Co. . . . . . . . . .             519,052
         6,104      Allstate Corp.  . . . . . . . . . . . . . . .             257,894
         4,920      ITT Hartford Group, Inc.  . . . . . . . . . .             254,610
         8,597      Travelers Group, Inc. . . . . . . . . . . . .             356,755
                                                                      ---------------
                                                                            1,388,311
                                                                      ---------------

                    LEISURE TIME - 0.50%
        13,292      Bally Entertainment Corp. . . . . . . . . . .             319,008
         3,323 *    Bally Total Fitness Holding Corp. . . . . . .              16,823
        67,683      Handleman Co. . . . . . . . . . . . . . . . .             499,162
         5,891      Outboard Marine Corp. . . . . . . . . . . . .             114,138
                                                                      ---------------
                                                                              949,131
                                                                      ---------------

                    MACHINERY - CONSTRUCTION &
                    CONTRACTS - 0.03%
         1,123      Foster Wheeler Corp.  . . . . . . . . . . . .              49,974
                                                                      ---------------

                    MACHINERY - INDUSTRIAL/
                    SPECIALTY - 1.09%
           285      Illinois Tool Works Inc.  . . . . . . . . . .              19,095
           870      Johnson Controls, Inc.  . . . . . . . . . . .              60,683
        50,492      Timken Co.  . . . . . . . . . . . . . . . . .           1,988,122
                                                                      ---------------
                                                                            2,067,900
                                                                      ---------------

                    MERCHANDISE - DRUG - 1.18%
        10,997      Longs Drug Stores Corp. . . . . . . . . . . .             471,496
         2,500      Rite Aid Corp.  . . . . . . . . . . . . . . .              73,438
        53,093      Walgreen Co.  . . . . . . . . . . . . . . . .           1,692,339
                                                                      ---------------
                                                                            2,237,273
                                                                      ---------------

                    MERCHANDISE - SPECIALTY - 0.48%
         4,211      American Greetings Corp. Class A  . . . . . .             114,223
        10,075      Home Depot, Inc.  . . . . . . . . . . . . . .             515,084
           394      Jostens Inc.  . . . . . . . . . . . . . . . .               8,914
         3,014      Limited, Inc. . . . . . . . . . . . . . . . .              62,541
         3,942      Tandy Corp. . . . . . . . . . . . . . . . . .             212,868
                                                                      ---------------
                                                                              913,630
                                                                      ---------------

                    MERCHANDISING -
                    DEPARTMENT - 0.07%
         1,940      Mercantile Stores Co., Inc. . . . . . . . . .             125,130
                                                                      ---------------

                    MERCHANDISING - FOOD - 0.50%
        10,467      Albertsons, Inc.  . . . . . . . . . . . . . .             417,371
         3,855 *    Kroger Co.  . . . . . . . . . . . . . . . . .             151,309
         1,702      Supervalu Inc.  . . . . . . . . . . . . . . .              52,762
         9,117      SYSCO Corp. . . . . . . . . . . . . . . . . .             311,118
           616      Winn-Dixie Stores, Inc. . . . . . . . . . . .              21,252
                                                                      ---------------
                                                                              953,812
                                                                      ---------------

                    MERCHANDISING - MASS - 0.97%
         7,442      J.C. Penney Co., Inc. . . . . . . . . . . . .     $       386,054
        56,612      Wal-Mart Stores, Inc. . . . . . . . . . . . .           1,464,835
                                                                      ---------------
                                                                            1,850,889
                                                                      ---------------

                    METALS - ALUMINUM - 0.98%
        52,638      Alcan Aluminium Ltd . . . . . . . . . . . . .           1,723,894
         2,302      Aluminum Co. of America . . . . . . . . . . .             141,861
                                                                      ---------------
                                                                            1,865,755
                                                                      ---------------

                    METALS - COPPER - 1.05%
         2,744      Newmont Mining Corp.  . . . . . . . . . . . .             165,326
        26,606      Phelps Dodge Corp.  . . . . . . . . . . . . .           1,822,511
                                                                      ---------------
                                                                            1,987,837
                                                                      ---------------

                    METALS - MISCELLANEOUS - 0.87%
        50,494      Inco Limited  . . . . . . . . . . . . . . . .           1,647,367
                                                                      ---------------

                    METALS - STEEL - 0.01%
           294      Nucor Corp. . . . . . . . . . . . . . . . . .              16,170
                                                                      ---------------

                    MISCELLANEOUS - 0.12%
         3,212      Corning Inc.  . . . . . . . . . . . . . . . .             122,859
         2,709 *    Owens Corning . . . . . . . . . . . . . . . .             109,037
                                                                      ---------------
                                                                              231,896
                                                                      ---------------

                    NATURAL GAS - DIVERSIFIED - 0.14%
         3,047      Coastal Corp. . . . . . . . . . . . . . . . .             124,927
         4,153      PanEnergy Corp. . . . . . . . . . . . . . . .             133,415
                                                                      ---------------
                                                                              258,342
                                                                      ---------------

                    OIL - INTEGRATED DOMESTIC - 2.06%
        12,253      Amoco Corp. . . . . . . . . . . . . . . . . .             888,342
         5,469      Atlantic Richfield Co.  . . . . . . . . . . .             654,229
           845      Burlington Resources Inc. . . . . . . . . . .              32,110
        28,335      Kerr-McGee Corp.  . . . . . . . . . . . . . .           1,664,681
         6,100      Pennzoil Co.  . . . . . . . . . . . . . . . .             263,825
         9,003      Unocal Corp.  . . . . . . . . . . . . . . . .             292,598
         5,111      USX-Marathon Group  . . . . . . . . . . . . .             111,803
                                                                      ---------------
                                                                            3,907,588
                                                                      ---------------

                    OIL - INTEGRATED
                    INTERNATIONAL - 2.82%
        21,476      Exxon Corp. . . . . . . . . . . . . . . . . .           1,820,091
         8,787      Mobil Corp. . . . . . . . . . . . . . . . . .             991,833
        12,579      Royal Dutch Petroleum Co. - ADR . . . . . . .           1,886,850
         7,828      Texaco Inc. . . . . . . . . . . . . . . . . .             655,595
                                                                      ---------------
                                                                            5,354,369
                                                                      ---------------

                    OIL - SERVICES - 0.69%
         5,592      Baker Hughes Inc. . . . . . . . . . . . . . .             175,449
        18,580 *    Rowan Companies, Inc. . . . . . . . . . . . .             281,023
         9,064      Schlumberger Ltd  . . . . . . . . . . . . . .             755,711
         1,572 *    Western Atlas Inc.  . . . . . . . . . . . . .              96,285
                                                                      ---------------
                                                                            1,308,468
                                                                      ---------------

TIMED OPPORTUNITY FUND - CONTINUED     May 31, 1996      STATEMENT OF NET ASSETS

   NUMBER                                                                  MARKET
  OF SHARES                                                                VALUE
-------------------------------------------------------------------------------------
                    PAPER/FOREST PRODUCTS - 0.36%
        13,142      International Paper Co. . . . . . . . . . . .     $       524,037
         2,057      Kimberly-Clark Corp.  . . . . . . . . . . . .             149,904
           193      Schweitzer-Mauduit International, Inc.  . . .               5,404
                                                                      ---------------
                                                                              679,345
                                                                      ---------------

                    PHOTOGRAPHY - 0.24%
         6,189      Eastman Kodak Co. . . . . . . . . . . . . . .             460,307
                                                                      ---------------

                    POLLUTION CONTROL - 0.37%
        30,059      Laidlaw Inc Class B . . . . . . . . . . . . .             304,347
        11,355      WMX Technologies, Inc.  . . . . . . . . . . .             400,264
                                                                      ---------------
                                                                              704,611
                                                                      ---------------

                    PUBLISHING - NEWS - 0.09%
         4,260      Dow Jones & Co., Inc. . . . . . . . . . . . .             166,673
                                                                      ---------------

                    PUBLISHING/PRINTING - 0.49%
         2,360      McGraw-Hill, Inc. . . . . . . . . . . . . . .             110,625
        14,507      Meredith Corp.  . . . . . . . . . . . . . . .             665,509
         4,080      R R Donnelley & Sons Co.  . . . . . . . . . .             149,940
                                                                      ---------------
                                                                              926,074
                                                                      ---------------

                    RAILROAD - 0.35%
         6,319      Burlington Northern Inc.  . . . . . . . . . .             535,535
         1,892      Union Pacific Corp. . . . . . . . . . . . . .             132,677
                                                                      ---------------
                                                                              668,212
                                                                      ---------------

                    RESTAURANTS - 0.98%
         4,937      Darden Restaurants, Inc.  . . . . . . . . . .              58,627
        31,883      Luby's Cafeterias, Inc. . . . . . . . . . . .             785,119
        12,591      McDonald's Corp.  . . . . . . . . . . . . . .             605,942
        10,922 *    Ryan's Family Steak Houses, Inc.  . . . . . .              96,932
        17,695      Wendy's International, Inc. . . . . . . . . .             318,510
                                                                      ---------------
                                                                            1,865,130
                                                                      ---------------

                    SAVINGS & LOAN - 0.10%
         3,500      Great Western Financial Corp. . . . . . . . .              80,500
         3,904      H.F. Ahmanson & Co. . . . . . . . . . . . . .             100,528
                                                                      ---------------
                                                                              181,028
                                                                      ---------------

                    SECURITIES RELATED - 0.62%
        10,578      American Express Co.  . . . . . . . . . . . .             483,943
         9,153      Dean Witter, Discover & Co. . . . . . . . . .             542,315
         2,466      Merrill Lynch & Co., Inc. . . . . . . . . . .             159,674
                                                                      ---------------
                                                                            1,185,932
                                                                      ---------------

                    SEMICONDUCTORS - 0.86%
         2,820 *    Applied Materials, Inc. . . . . . . . . . . .             105,045
         4,874      Micron Technology, Inc. . . . . . . . . . . .             157,187
        60,792 *    National Semiconductor Corp.  . . . . . . . .             987,870
         7,006      Texas Instruments Inc.  . . . . . . . . . . .             394,087
                                                                      ---------------
                                                                            1,644,189
                                                                      ---------------

                    TELECOMMUNICATIONS - 0.12%
         2,730 *    DSC Communications Corp.  . . . . . . . . . .     $        82,241
         6,494      Scientific-Atlanta, Inc.  . . . . . . . . . .             122,575
         1,210 *    360 Communications Co.  . . . . . . . . . . .              27,981
                                                                      ---------------
                                                                              232,797
                                                                      ---------------

                    TOBACCO - 1.04%
        17,549      Philip Morris Cos Inc.  . . . . . . . . . . .           1,743,932
         6,822      UST Corp. . . . . . . . . . . . . . . . . . .             225,126
                                                                      ---------------
                                                                            1,969,058
                                                                      ---------------

                    UTILITIES - COMMUNICATION - 4.08%
        13,648      Ameritech Corp. . . . . . . . . . . . . . . .             771,112
        26,775      AT & T Corp.  . . . . . . . . . . . . . . . .           1,670,091
         8,979      Bell Atlantic Corp. . . . . . . . . . . . . .             560,065
        20,844      BellSouth Corp. . . . . . . . . . . . . . . .             846,788
        28,484      GTE Corp. . . . . . . . . . . . . . . . . . .           1,217,691
         9,025      NYNEX Corp. . . . . . . . . . . . . . . . . .             416,278
        13,762      Pacific Telesis Group . . . . . . . . . . . .             459,307
        24,953      SBC Communications, Inc.  . . . . . . . . . .           1,232,054
        17,773      US West Communications Group  . . . . . . . .             579,844
                                                                      ---------------
                                                                            7,753,230
                                                                      ---------------

                    UTILITIES - ELECTRIC - 1.79%
           134      American Electric Power, Inc. . . . . . . . .               5,377
         2,698      Baltimore Gas and Electric Co.  . . . . . . .              73,858
         3,046      Central & South West Corp.  . . . . . . . . .              84,146
         4,373      Cinergy Corp. . . . . . . . . . . . . . . . .             129,550
        10,006      Consolidated Edison Co. of
                       New York, Inc.   . . . . . . . . . . . . .             278,917
         8,484      Dominion Resources, Inc.  . . . . . . . . . .             321,331
         7,258      Duke Power Co.  . . . . . . . . . . . . . . .             350,198
        18,204      Edison International  . . . . . . . . . . . .             300,366
         8,674      Entergy Corp. . . . . . . . . . . . . . . . .             227,693
         1,629      FPL Group, Inc. . . . . . . . . . . . . . . .              69,640
         3,022      Houston Industries, Inc.  . . . . . . . . . .              66,106
         8,919      Pacific Gas and Electric Co.  . . . . . . . .             207,367
         4,945      PacifiCorp  . . . . . . . . . . . . . . . . .              99,518
        11,817      Public Service Enterprise Group, Inc.   . . .             313,151
        24,239      Southern Co.  . . . . . . . . . . . . . . . .             560,527
         2,037      Unicom Corp.  . . . . . . . . . . . . . . . .              56,272
         6,649      Union Electric Co.  . . . . . . . . . . . . .             261,804
                                                                      ---------------
                                                                            3,405,821
                                                                      ---------------

                    UTILITIES - GAS, PIPELINE - 0.40%
           459      Consolidated Natural Gas Co.  . . . . . . . .              22,204
        14,934      Enron Corp. . . . . . . . . . . . . . . . . .             597,360
         3,777      NICOR Inc.  . . . . . . . . . . . . . . . . .             104,812
         1,400      Pacific Enterprises . . . . . . . . . . . . .              36,925
                                                                      ---------------
                                                                              761,301
                                                                      ---------------

                    TOTAL COMMON STOCKS
                    (Cost $98,143,627)  . . . . . . . . . . . . .         115,465,524
                                                                      ---------------

TIMED OPPORTUNITY FUND - CONTINUED     May 31, 1996      STATEMENT OF NET ASSETS

   NUMBER                                                                  MARKET
  OF SHARES                                                                VALUE
-------------------------------------------------------------------------------------
                    CORPORATE BONDS - 14.59%

                    AEROSPACE/DEFENSE - 0.87%
$    1,750,000      Raytheon Co., 6.50% due 7/15/05 . . . . . . .     $     1,658,685
                                                                      ---------------

                    BANKS - OTHER - 0.52%
     1,000,000      BankAmerica Corp.,
                      6.625% due 5/30/01  . . . . . . . . . . . .             990,950
                                                                      ---------------

                    BANKS - REGIONAL - 1.04%
     2,000,000      NationsBank Corp.,
                      7.75% due 8/15/15 . . . . . . . . . . . . .           1,984,780
                                                                      ---------------

                    CONGLOMERATES - 0.74%
     1,500,000      ITT Corp.,
                      6.75% due 11/15/05  . . . . . . . . . . . .           1,411,980
                                                                      ---------------

                    CONSUMER FINANCE - 2.82%
     1,700,000      Associates Corp. of North America,
                      6.00% due 6/15/00 . . . . . . . . . . . . .           1,638,783
     2,000,000      Commercial Credit Corp.,
                      6.125% due 12/1/05  . . . . . . . . . . . .           1,821,660
     2,000,000      Sears Roebuck Acceptance Corp.,
                      6.75% due 9/15/05 . . . . . . . . . . . . .           1,902,960
                                                                      ---------------
                                                                            5,363,403
                                                                      ---------------

                    ENTERTAINMENT - 0.51%
     1,000,000      Walt Disney Co., 6.375% due 3/30/01 . . . . .             975,190
                                                                      ---------------

                    FINANCE COMPANIES - 1.51%
                    Ford Motor Credit Co.:
     1,000,000        6.25% due 11/8/00 . . . . . . . . . . . . .             971,550
     2,000,000        5.75% due 1/25/01 . . . . . . . . . . . . .           1,894,440
                                                                      ---------------
                                                                            2,865,990
                                                                      ---------------

                    MERCHANDISING - MASS - 0.53%
     1,000,000      Sears Roebuck and Co.,
                      7.35% due 3/23/00 . . . . . . . . . . . . .           1,012,250
                                                                      ---------------

                    OIL - INTEGRATED DOMESTIC - 1.03%
     2,000,000      Union Oil Co. California,
                      7.20% due 5/15/05 . . . . . . . . . . . . .           1,953,820
                                                                      ---------------

                    PUBLISHING/PRINTING - 0.98%
     2,000,000      Time Warner Inc.,
                      7.25% due 9/1/08  . . . . . . . . . . . . .           1,855,060
                                                                      ---------------

                    SECURITIES RELATED - 1.04%
     2,000,000      Bear Stearns Co. Inc.,
                      6.75% due 5/1/01  . . . . . . . . . . . . .           1,966,020
                                                                      ---------------

                    UTILITIES - COMMUNICATION - 2.00%
     2,000,000      Bellsouth Telecommunications,
                      7.00% due 10/1/25 . . . . . . . . . . . . .           1,864,940
     2,000,000      GTE California Inc.,
                      7.00% due 5/1/08  . . . . . . . . . . . . .           1,935,220
                                                                      ---------------
                                                                            3,800,160
                                                                      ---------------

                    UTILITIES - ELECTRIC - 1.00%
$    2,000,000      Texas Utilities Electric Co.,
                      6.75% due 7/1/05  . . . . . . . . . . . . .     $     1,898,320
                                                                      ---------------

                    TOTAL CORPORATE BONDS
                    (Cost $28,697,483)  . . . . . . . . . . . . .          27,736,608
                                                                      ---------------

                    UNITED STATES GOVERNMENT -
                    LONG TERM - 12.19%

                    GOVERNMENT SPONSORED - 2.87%
                    Federal Home Loan Mortgage Corp.
                      (Pools/REMICS):
       193,866        7.50% due 9/1/25  . . . . . . . . . . . . .             189,989
       502,328        7.50% due 9/1/25  . . . . . . . . . . . . .             492,281
       390,024        7.50% due 9/1/25  . . . . . . . . . . . . .             382,223
       569,427        7.50% due 9/1/25  . . . . . . . . . . . . .             558,039
                    Federal National Mortgage
                      Association:
     2,000,000          7.00% due 5/10/01 . . . . . . . . . . . .           1,992,820
     2,000,000          5.875% due 2/2/06 . . . . . . . . . . . .           1,831,880
                                                                      ---------------
                                                                            5,447,232
                                                                      ---------------

                    UNITED STATES TREASURY NOTES - 9.32%
                    United States Treasury Notes:
     1,000,000        8.50% due 7/15/97 . . . . . . . . . . . . .           1,027,810
     1,000,000        8.00% due 8/15/99 . . . . . . . . . . . . .           1,042,810
     1,000,000        6.75% due 5/31/99 . . . . . . . . . . . . .           1,007,810
     2,000,000        6.375% due 3/31/01  . . . . . . . . . . . .           1,977,180
     2,000,000        6.25% due 2/15/03 . . . . . . . . . . . . .           1,946,560
     4,000,000        6.125% due 5/15/98  . . . . . . . . . . . .           3,992,480
     1,000,000        5.875% due 7/31/97  . . . . . . . . . . . .             998,910
     3,000,000        5.75% due 8/15/03 . . . . . . . . . . . . .           2,825,160
     3,000,000        5.50% due 4/15/00 . . . . . . . . . . . . .           2,893,590
                                                                      ---------------
                                                                           17,712,310
                                                                      ---------------

                    TOTAL UNITED STATES
                    GOVERNMENT - LONG TERM
                    (Cost $23,539,163)  . . . . . . . . . . . . .          23,159,542
                                                                      ---------------

                    CORPORATE SHORT TERM
                    COMMERCIAL PAPER - 11.39%

                    BEVERAGE - SOFT DRINKS - 1.57%
                    Coca-Cola Enterprises Inc.:
     1,000,000        5.28% due 8/2/96  . . . . . . . . . . . . .             990,907
     1,000,000        5.27% due 7/3/96  . . . . . . . . . . . . .             995,315
     1,000,000        5.26% due 6/7/96  . . . . . . . . . . . . .             999,123
                                                                      ---------------
                                                                            2,985,345
                                                                      ---------------

                    CONSUMER FINANCE - 1.18%
       748,000      Commercial Credit Corp.,
                      5.16% due 6/3/96  . . . . . . . . . . . . .             747,786
     1,500,000      Sears Roebuck Acceptance Corp.,
                      5.30% due 6/10/96 . . . . . . . . . . . . .           1,498,012
                                                                      ---------------
                                                                            2,245,798
                                                                      ---------------

TIMED OPPORTUNITY FUND - CONTINUED     May 31, 1996      STATEMENT OF NET ASSETS

   NUMBER                                                                  MARKET
  OF SHARES                                                                VALUE
-------------------------------------------------------------------------------------
                    ENTERTAINMENT - 1.73%
                    Mattel, Inc.:
$      400,000        5.50% due 7/18/96 . . . . . . . . . . . . .     $       397,128
       912,000        5.48% due 8/1/96  . . . . . . . . . . . . .             903,531
     2,000,000      Walt Disney Co., 5.28% due 8/1/96 . . . . . .           1,982,107
                                                                      ---------------
                                                                            3,282,766
                                                                      ---------------

                    FINANCE COMPANIES - 3.87%
     2,710,000      Ford Motor Credit Co.,
                      5.28% due 6/13/96 . . . . . . . . . . . . .           2,705,230
                    Transamerica Finance Corp.:
     1,656,000        5.31% due 8/14/96 . . . . . . . . . . . . .           1,637,925
     3,000,000        5.29% due 6/4/96  . . . . . . . . . . . . .           2,998,678
                                                                      ---------------
                                                                            7,341,833
                                                                      ---------------

                    OIL - INTEGRATED DOMESTIC - 0.52%
     1,000,000      Atlantic Richfield Co.,
                      5.24% due 7/23/96 . . . . . . . . . . . . .             992,431
                                                                      ---------------

                    SECURITIES RELATED - 2.52%
                    Merrill Lynch & Co., Inc.:
     2,173,000        5.28% due 6/3/96  . . . . . . . . . . . . .           2,172,363
     1,605,000        5.27% due 6/5/96  . . . . . . . . . . . . .           1,604,060
     1,015,000        5.27% due 6/6/96  . . . . . . . . . . . . .           1,014,257
                                                                      ---------------
                                                                            4,790,680
                                                                      ---------------

                    TOTAL CORPORATE SHORT TERM
                    COMMERCIAL PAPER
                    (Cost $21,638,853)  . . . . . . . . . . . . .          21,638,853
                                                                      ---------------

                    UNITED STATES GOVERNMENT -
                    SHORT TERM - 0.60%

                    U.S. TREASURY BILLS - 0.60%
                    United States Treasury Bills:
     1,000,000        4.96% due 9/5/96  . . . . . . . . . . . . .             986,773
       150,000        4.93% due 6/20/96 . . . . . . . . . . . . .             149,610
                                                                      ---------------
                                                                            1,136,383
                                                                      ---------------

                    TOTAL UNITED STATES
                    GOVERNMENT - SHORT TERM
                    (Cost $1,136,383) . . . . . . . . . . . . . .           1,136,383
                                                                      ---------------


                    TOTAL INVESTMENTS
                    (Cost $173,155,509) - 99.53%  . . . . . . . .     $   189,136,910
                    Other assets and liabilities, net - 0.47%   .             886,961
                                                                      ---------------

                    NET ASSETS (equivalent to $12.55 per share on
                    15,142,265 shares outstanding) - 100%   . . .     $   190,023,871
                                                                      ---------------

               *    Non-income producing

                                                                      UNREALIZED
     CONTRACTS                                                        APPRECIATION
-------------------------------------------------------------------------------------
                    FUTURES CONTRACTS PURCHASED(1)
                    (Delivery month/Value at 5/31/96)
         19 (2)     U.S. Treasury Bond Futures
                    (September/$107.53) . . . . . . . . . . . . .     $         1,500
                                                                      ---------------


              (1) U.S. Treasury Bills with a market value of approximately $150,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.
              (2)   Per 1,000

NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  15,142,265 shares outstanding   . . . . . . . . . . . . . . . .     $       151,423
Additional paid in capital  . . . . . . . . . . . . . . . . . . .         154,719,088
Undistributed net realized gain on securities . . . . . . . . . .          19,115,224
Undistributed net investment income . . . . . . . . . . . . . . .              55,235
Unrealized appreciation of:
  Investments   . . . . . . . . . . . . . . . . .     $ 15,981,401
  Futures   . . . . . . . . . . . . . . . . . . .            1,500         15,982,901
                                                      ------------    ---------------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING   . . . . . . . . . . . . . . . . . . . . . . . . .     $   190,023,871
                                                                      ---------------

SEE NOTES TO FINANCIAL STATEMENTS.

TIMED OPPORTUNITY FUND                                      FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1996

INVESTMENT INCOME:
Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $   2,451,195
Interest  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,408,737
                                                                                                         -------------
   Total investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          7,859,932
                                                                                                         -------------
EXPENSES:
Advisory fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            939,313
Custodian and accounting services . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             80,697
Reports to shareholders . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             18,533
Audit fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              5,045
Directors' fees and expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              7,023
Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             27,035
                                                                                                         -------------
   Total expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,077,646
                                                                                                         -------------
NET INVESTMENT INCOME . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          6,782,286
                                                                                                         -------------
REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on:
   Investments  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $  18,945,867
   Futures contracts  . . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,233,270          20,179,137
                                                                                     -------------
Net unrealized appreciation (depreciation) of securities during the year:
   Investments  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            4,218,717
   Futures contracts  . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (293,100)          3,925,617
                                                                                     --------------      -------------
   Net realized and unrealized gain during the year . . . . . . . . . . . . . . . . . . . . . . . .         24,104,754
                                                                                                         -------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS  . . . . . . . . . . . . . . . . . . . . . . . . .      $  30,887,040
                                                                                                         -------------

STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:

                                                                                          1996                 1995
                                                                                     ---------------------------------
OPERATIONS:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $   6,782,286       $   7,512,913
Net realized gain on securities . . . . . . . . . . . . . . . . . . . . . . .           20,179,137           3,400,944
Net unrealized appreciation of securities during the year . . . . . . . . . .            3,925,617          10,353,911
                                                                                     ---------------------------------
   Increase in net assets resulting from operations . . . . . . . . . . . . .           30,887,040          21,267,768
                                                                                     ---------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (6,883,971)         (7,558,597)
Net realized gain on securities . . . . . . . . . . . . . . . . . . . . . . .           (3,314,027)         (7,068,460)
                                                                                     ---------------------------------
   Decrease in net assets resulting from distributions to shareholders  . . .          (10,197,998)        (14,627,057)
                                                                                     ---------------------------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold  . . . . . . . . . . . . . . . . . . . . . .            4,919,015           6,307,925
Proceeds from capital stock issued for distributions reinvested . . . . . . .           10,197,998          14,627,057
                                                                                     ---------------------------------
                                                                                        15,117,013          20,934,982
Cost of capital stock repurchased . . . . . . . . . . . . . . . . . . . . . .          (29,175,524)        (38,758,320)
                                                                                     ---------------------------------
   Decrease in net assets resulting from capital stock transactions . . . . .          (14,058,511)        (17,823,338)
                                                                                     ---------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS . . . . . . . . . . . . . . . . . . .            6,630,531         (11,182,627)
NET ASSETS:
Beginning of year . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          183,393,340         194,575,967
                                                                                     ---------------------------------
End of year (including undistributed net investment
income of $55,235 and $156,920) . . . . . . . . . . . . . . . . . . . . . . .        $ 190,023,871       $ 183,393,340
                                                                                     ---------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold  . . . . . . . . . . . . . . . . . . . . . . . .              406,767             585,687
Shares issued for distributions reinvested  . . . . . . . . . . . . . . . . .              849,188           1,389,056
Shares of capital stock repurchased   . . . . . . . . . . . . . . . . . . . .           (2,433,033)         (3,610,925)
                                                                                     ---------------------------------
   Decrease in shares outstanding . . . . . . . . . . . . . . . . . . . . . .           (1,177,078)         (1,636,182)
Shares outstanding:
   Beginning of year  . . . . . . . . . . . . . . . . . . . . . . . . . . . .           16,319,343          17,955,525
                                                                                     ---------------------------------
   End of year  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           15,142,265          16,319,343
                                                                                     ---------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

CAPITAL CONSERVATION FUND        May 31, 1996            STATEMENT OF NET ASSETS

   NUMBER                                                                  MARKET
  OF SHARES                                                                VALUE
-------------------------------------------------------------------------------------
                    CORPORATE BONDS - 72.52%

                    AEROSPACE/DEFENSE - 0.76%
$      500,000      Boeing Co., 8.10% due 11/15/06  . . . . . . .     $       531,095
                                                                      ---------------

                    AIRLINES - 3.04%
     2,000,000      Southwest Airlines Co.,
                      8.75% due 10/15/03  . . . . . . . . . . . .           2,135,480
                                                                      ---------------

                    BANKS - OTHER - 4.65%
     1,000,000      BankAmerica Corp.,
                      7.20% due 4/15/06 . . . . . . . . . . . . .             975,670
     1,500,000      Santander Finance Issuances,
                      7.25% due 11/1/15 . . . . . . . . . . . . .           1,403,100
     1,000,000      Toronto Dominion Bank Ont,
                      6.125% due 11/1/08  . . . . . . . . . . . .             886,260
                                                                      ---------------
                                                                            3,265,030
                                                                      ---------------

                    BANKS - REGIONAL - 9.79%
                    Barnett Banks Inc.:
       500,000        10.875% due 3/15/03 . . . . . . . . . . . .             586,220
     1,000,000        6.90% due 9/1/05  . . . . . . . . . . . . .             960,850
     2,000,000      First Bank System, Inc.,
                      6.875% due 9/15/07  . . . . . . . . . . . .           1,905,340
                    NationsBank Corp.:
     1,500,000        7.75% due 8/15/15 . . . . . . . . . . . . .           1,488,585
     1,000,000        6.50% due 3/15/06 . . . . . . . . . . . . .             930,600
     1,000,000      SouthTrust Corp.,
                      7.625% due 5/1/04 . . . . . . . . . . . . .           1,004,160
                                                                      ---------------
                                                                            6,875,755
                                                                      ---------------

                    BUILDING MATERIALS - 2.73%
     2,000,000      CSR America Inc.,
                      6.875% due 7/21/05  . . . . . . . . . . . .           1,915,360
                                                                      ---------------

                    CONSUMER FINANCE - 1.41%
     1,000,000      Commercial Credit Corp.,
                      6.875% due 5/1/02 . . . . . . . . . . . . .             986,700
                                                                      ---------------

                    CONTAINERS - METAL/GLASS - 1.42%
     1,000,000      Crown Cork & Seal Co., Inc.,
                      7.00% due 6/15/99 . . . . . . . . . . . . .           1,000,130
                                                                      ---------------

                    ENTERTAINMENT - 2.78%
     2,000,000      News America Holdings Inc.,
                      8.25% due 8/10/18 . . . . . . . . . . . . .           1,950,940
                                                                      ---------------

                    FINANCE COMPANIES - 10.80%
     2,000,000      Capital One Bank,
                      8.125% due 3/1/00 . . . . . . . . . . . . .           2,057,660
     1,000,000      CIT Group Holdings, Inc.,
                      8.375% due 11/1/01  . . . . . . . . . . . .           1,056,590
     2,000,000      Finova Capital Corp.,
                      9.125% due 2/27/02  . . . . . . . . . . . .           2,167,080
                    Ford Motor Credit Co.:
     1,000,000        8.20% due 2/15/02 . . . . . . . . . . . . .           1,047,150
       500,000        6.375% due 11/5/08  . . . . . . . . . . . .             451,200
       750,000      General Electric Capital Corp.,
                      8.125% due 5/15/12  . . . . . . . . . . . .             801,420
                                                                      ---------------
                                                                            7,581,100
                                                                      ---------------

                    LODGING - 1.99%
$    1,500,000      ITT Corp., 7.375% due 11/15/15  . . . . . . .     $     1,400,475
                                                                      ---------------

                    MERCHANDISE - DRUG - 0.64%
       500,000      IMCERA Group Inc.,
                      6.00% due 10/15/03  . . . . . . . . . . . .             447,610
                                                                      ---------------

                    MERCHANDISING - DEPARTMENT - 3.88%
     2,000,000      Associated Dry Goods Corp.,
                      8.85% due 3/1/06  . . . . . . . . . . . . .           2,201,260
       500,000      Dillard Department Stores, Inc.,
                      8.75% due 6/15/98 . . . . . . . . . . . . .             519,355
                                                                      ---------------
                                                                            2,720,615
                                                                      ---------------

                    MERCHANDISING - FOOD - 0.72%
       500,000      SUPERVALU INC.,
                      7.25% due 7/15/99 . . . . . . . . . . . . .             504,590
                                                                      ---------------

                    MERCHANDISING - MASS - 1.33%
     1,000,000      Sears Roebuck and Co.,
                      6.25% due 1/15/04 . . . . . . . . . . . . .             935,410
                                                                      ---------------

                    METALS - STEEL - 2.87%
     2,000,000      Pohang Iron & Steel Limited,
                      7.50% due 8/1/02  . . . . . . . . . . . . .           2,013,640
                                                                      ---------------

                    MISCELLANEOUS - 1.98%
     1,500,000      Hertz Corp., 6.00% due 1/15/03  . . . . . . .           1,392,750
                                                                      ---------------

                    OIL - INTEGRATED DOMESTIC - 0.74%
       500,000      Texaco Inc., 9.00% due 11/15/97 . . . . . . .             517,700
                                                                      ---------------

                    PAPER/FOREST PRODUCTS - 3.21%
     2,000,000      Georgia-Pacific Corp.,
                      9.50% due 12/1/11 . . . . . . . . . . . . .           2,253,560
                                                                      ---------------

                    PUBLISHING/PRINTING - 1.32%
     1,000,000      Time Warner Inc.,
                      7.25% due 9/1/08  . . . . . . . . . . . . .             927,530
                                                                      ---------------

                    SECURITIES RELATED - 2.08%
     1,500,000      Lehman Brothers Holdings Inc.,
                      7.125% due 9/15/03  . . . . . . . . . . . .           1,461,405
                                                                      ---------------

                    TRUCKERS - 1.39%
     1,000,000      Ryder System, Inc.,
                      6.77% due 4/20/01 . . . . . . . . . . . . .             979,020
                                                                      ---------------

                    UTILITIES - COMMUNICATION - 6.16%
     2,500,000      Century Telephone Enterprises, Inc.,
                      7.20% due 12/1/25 . . . . . . . . . . . . .           2,270,900
     2,000,000      Southern Bell Telephone &
                      Telegraph Co., 7.625% due 3/15/13 . . . . .           2,053,320
                                                                      ---------------
                                                                            4,324,220
                                                                      ---------------

                    UTILITIES - ELECTRIC - 4.17%
     1,000,000      Georgia Power Co.,
                      6.125% due 9/1/99 . . . . . . . . . . . . .             978,380
     1,000,000      PSI Energy Inc., 5.35% due 9/23/98  . . . . .             968,800
     1,000,000      West Penn Power Co.,
                      5.50% due 6/1/98  . . . . . . . . . . . . .             982,430
                                                                      ---------------
                                                                            2,929,610
                                                                      ---------------

CAPITAL CONSERVATION FUND - CONTINUED    May 31, 1996    STATEMENT OF NET ASSETS

   NUMBER                                                                  MARKET
  OF SHARES                                                                VALUE
-------------------------------------------------------------------------------------
                    UTILITIES - GAS, DISTRIBUTION - 2.66%
$    2,000,000      Columbia Gas System, Inc.,
                    7.62% due 11/28/25  . . . . . . . . . . . . .     $     1,866,940
                                                                      ---------------

                    TOTAL CORPORATE BONDS
                    (Cost $52,604,811)  . . . . . . . . . . . . .          50,916,665
                                                                      ---------------

                    UNITED STATES GOVERNMENT -
                    LONG TERM - 21.55%

                    FEDERAL AGENCIES - 1.06%
                    Government National Mortgage
                      Association:
       133,944        Pool #233862, 9.50% due 5/15/18 . . . . . .             144,012
         9,159        Pool #248341, 9.50% due 6/15/18 . . . . . .               9,847
         4,278        Pool #252064, 9.50% due 6/15/18 . . . . . .               4,600
       186,838        Pool #247397, 9.50% due 7/15/18 . . . . . .             200,883
        48,907        Pool #256190, 9.50% due 8/15/18 . . . . . .              52,583
        15,755        Pool #253172, 9.50% due 10/15/18  . . . . .              16,939
       316,946        Pool #185210, 8.00% due 1/15/22 . . . . . .             319,431
                                                                      ---------------
                                                                              748,295
                                                                      ---------------

                    GOVERNMENT SPONSORED - 11.79%
     1,000,000      Federal Home Loan Mortgage,
                      5.75% due 12/15/16  . . . . . . . . . . . .             971,560
                    Federal National Mortgage
                      Association:
     1,000,000        7.50% due 7/1/26  . . . . . . . . . . . . .             978,438
     2,000,000        7.23% due 3/30/06 . . . . . . . . . . . . .           1,946,880
     1,010,000        7.00% due 5/1/11  . . . . . . . . . . . . .             990,740
     1,010,000        7.00% due 5/1/11  . . . . . . . . . . . . .             990,431
     1,010,000        7.00% due 6/1/11  . . . . . . . . . . . . .             990,431
     1,500,000      Federal National Mortgage
                      Association REMIC,
                      6.75% due 6/25/21 . . . . . . . . . . . . .           1,408,590
                                                                      ---------------
                                                                            8,277,070
                                                                      ---------------

                    UNITED STATES NOTES - 8.70%
                    United States Treasury Notes:
     1,000,000        6.875% due 2/28/97  . . . . . . . . . . . .           1,008,280
     4,500,000        6.875% due 5/15/06  . . . . . . . . . . . .           4,507,020
       600,000        5.25% due 12/31/97  . . . . . . . . . . . .             592,218
                                                                      ---------------
                                                                            6,107,518
                                                                      ---------------

                    TOTAL UNITED STATES
                    GOVERNMENT - LONG TERM
                    (Cost $15,271,447)  . . . . . . . . . . . . .          15,132,883
                                                                      ---------------

                    FOREIGN GOVERNMENT BOND - 0.71%
                    CANADA - 0.71%
       500,000      New Brunswick Province,
                      7.125% due 10/1/02
                      (Cost $498,872) . . . . . . . . . . . . . .             498,625
                                                                      ---------------

                    CORPORATE SHORT TERM
                    COMMERCIAL PAPER - 5.23%

                    CONSUMER FINANCE - 1.71%
     1,200,000      Commercial Credit Corp.,
                      5.27% due 6/13/96 . . . . . . . . . . . . .           1,197,892
                                                                      ---------------

                    MACHINERY - INDUSTRIAL/
                    SPECIALTY - 3.52%
$    2,476,000      Cooper Industries, Inc.,
                      5.40% due 6/3/96  . . . . . . . . . . . . .     $     2,475,257
                                                                      ---------------

                    TOTAL CORPORATE SHORT TERM
                    COMMERCIAL PAPER
                    (Cost $3,673,149) . . . . . . . . . . . . . .           3,673,149
                                                                      ---------------

                    TOTAL INVESTMENTS
                    (Cost $72,048,279) - 100.01%  . . . . . . . .          70,221,322
                    Other assets and liabilities, net - (0.01%)                (9,482)
                                                                      ----------------

                    NET ASSETS (equivalent to $9.23 per share on
                    7,604,489 shares outstanding) -100%   . . . .     $    70,211,840
                                                                      ---------------

                                                                      UNREALIZED
     CONTRACTS                                                        DEPRECIATION
-------------------------------------------------------------------------------------
                    FUTURES CONTRACTS PURCHASED(1)
                    (Delivery month/Value at 5/31/96)
            5(2)    U.S. Treasury Bond Futures
                    (September/$107.53) . . . . . . . . . . . . .     $        (7,969)
           20(2)    U.S. Treasury 10 Year Notes
                    (September/$106.06) . . . . . . . . . . . . .             (24,375)
            4(2)    U.S. Treasury 5 Year Notes
                    (September/$104.77) . . . . . . . . . . . . .              (3,750)
                                                                      ---------------
                                                                      $       (36,094)
                                                                      ---------------

              (1) U.S.Treasury Notes with a market value of approximately $100,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.
              (2)   Per 1,000

NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  7,604,489 shares outstanding  . . . . . . . . . . . . . . . . .     $        76,045
Additional paid in capital  . . . . . . . . . . . . . . . . . . .          72,633,728
Accumulated net realized loss on securities . . . . . . . . . . .            (648,688)
Undistributed net investment income . . . . . . . . . . . . . . .              13,806
Unrealized depreciation of:
  Investments   . . . . . . . . . . . . . . . . . .    $ (1,826,957)
  Futures   . . . . . . . . . . . . . . . . . . . .         (36,094)       (1,863,051)
                                                       ------------   ---------------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING   . . . . . . . . . . . . . . . . . . . . . . . . .     $    70,211,840
                                                                      ---------------

SEE NOTES TO FINANCIAL STATEMENTS.

CAPITAL CONSERVATION FUND                                   FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1996

INVESTMENT INCOME:
Interest  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $   4,943,537
                                                                                                         -------------
EXPENSES:
Advisory fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            352,058
Custodian and accounting services . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             29,777
Reports to shareholders . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              7,521
Audit fees and tax services . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,299
Directors' fees and expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,578
Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              5,781
                                                                                                         -------------
   Total expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            400,014
                                                                                                         -------------
NET INVESTMENT INCOME . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,543,523
                                                                                                         -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain (loss) on:
   Investments  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $   2,265,730
   Futures contracts  . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (17,628)          2,248,102
                                                                                     -------------
Net unrealized depreciation during the year:
   Investments  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (4,505,267)
   Futures contracts  . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (36,657)         (4,541,924)
                                                                                     -------------       -------------
   Net realized and unrealized loss on securities during the year . . . . . . . . . . . . . . . . .         (2,293,822)
                                                                                                         -------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS  . . . . . . . . . . . . . . . . . . . . . . . . .      $   2,249,701
                                                                                                         -------------

STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:

                                                                                          1996                 1995
                                                                                     ---------------------------------
OPERATIONS:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $   4,543,523       $   4,244,789
Net realized gain (loss) on securities  . . . . . . . . . . . . . . . . . . .            2,248,102          (2,788,646)
Net unrealized appreciation (depreciation) of securities during the year  . .           (4,541,924)          5,470,987
                                                                                     ---------------------------------
   Increase in net assets resulting from operations . . . . . . . . . . . . .            2,249,701           6,927,130
                                                                                     ---------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (4,530,909)         (4,277,330)
                                                                                     ---------------------------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold  . . . . . . . . . . . . . . . . . . . . . .           14,391,888          11,988,687
Proceeds from capital stock issued for distributions reinvested . . . . . . .            4,530,909           4,277,330
                                                                                     ---------------------------------
                                                                                        18,922,797          16,266,017
Cost of capital stock repurchased . . . . . . . . . . . . . . . . . . . . . .          (12,460,655)        (14,190,188)
                                                                                     ---------------------------------
   Increase in net assets resulting from capital stock transactions . . . . .            6,462,142           2,075,829
                                                                                     ---------------------------------
TOTAL INCREASE IN NET ASSETS  . . . . . . . . . . . . . . . . . . . . . . . .            4,180,934           4,725,629
NET ASSETS:
Beginning of year . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           66,030,906          61,305,277
                                                                                     ---------------------------------
End of year (including undistributed net investment
  income of $13,806 and $1,192) . . . . . . . . . . . . . . . . . . . . . . .        $  70,211,840       $  66,030,906
                                                                                     ---------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold  . . . . . . . . . . . . . . . . . . . . . . . .            1,491,047           1,308,761
Shares issued for distributions reinvested  . . . . . . . . . . . . . . . . .              474,239             474,405
Shares of capital stock repurchased   . . . . . . . . . . . . . . . . . . . .           (1,296,137)         (1,560,060)
                                                                                     ---------------------------------
   Increase in shares outstanding . . . . . . . . . . . . . . . . . . . . . .              669,149             223,106
Shares outstanding:
   Beginning of year  . . . . . . . . . . . . . . . . . . . . . . . . . . . .            6,935,340           6,712,234
                                                                                     ---------------------------------
   End of year  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            7,604,489           6,935,340
                                                                                     ---------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

GOVERNMENT SECURITIES FUND       MAY 31, 1996            STATEMENT OF NET ASSETS

     PAR                                                                   MARKET
    VALUE                                                                  VALUE
-------------------------------------------------------------------------------------
                    UNITED STATES GOVERNMENT -
                    LONG TERM - 85.04%

                    FEDERAL AGENCIES - 5.26%
$      316,946      Government National Mortgage
                      Association Pool #185210,
                      8.00% due 1/15/22 . . . . . . . . . . . . .     $       319,431
     4,000,000      Tennessee Valley Authority,
                      6.375% due 6/15/05  . . . . . . . . . . . .           3,805,000
                                                                      ---------------
                                                                            4,124,431
                                                                      ---------------

                    GOVERNMENT SPONSORED - 59.49%
                    Federal Farm Credit Banks:
     2,000,000        7.16% due 5/19/10 . . . . . . . . . . . . .           1,980,140
     1,150,000        7.10% due 11/2/02 . . . . . . . . . . . . .           1,159,165
     1,500,000        6.92% due 5/13/02 . . . . . . . . . . . . .           1,500,240
                    Federal Home Loan Banks:
     3,700,000        7.93% due 1/20/98 . . . . . . . . . . . . .           3,794,239
     1,155,000        7.26% due 9/6/01  . . . . . . . . . . . . .           1,173,041
     3,000,000        5.695% due 12/19/00 . . . . . . . . . . . .           2,871,570
                    Federal Home Loan Mortgage Corp.:
     1,500,000        7.86% due 1/15/97 . . . . . . . . . . . . .           1,518,750
     1,500,000        7.09% due 6/1/05  . . . . . . . . . . . . .           1,455,705
     1,500,000        6.90% due 3/26/03 . . . . . . . . . . . . .           1,470,465
     3,500,000        6.705% due 11/9/05  . . . . . . . . . . . .           3,341,415
     1,500,000        6.37% due 1/23/06 . . . . . . . . . . . . .           1,401,330
                    Federal Home Loan Mortgage Corp.
                      (Pools/REMICS):
     1,570,851        8.50% due 3/1/25  . . . . . . . . . . . . .           1,604,719
     1,276,756        8.00% due 2/1/25  . . . . . . . . . . . . .           1,279,540
       128,498        7.50% due 9/1/25  . . . . . . . . . . . . .             125,928
       470,333        7.50% due 9/1/25  . . . . . . . . . . . . .             460,926
       232,155        7.50% due 9/1/25  . . . . . . . . . . . . .             227,512
     1,500,000        7.30% due 4/15/21 . . . . . . . . . . . . .           1,464,375
     2,000,000        7.00% due 9/15/23 . . . . . . . . . . . . .           1,941,860
       175,000        5.50% due 2/25/19 . . . . . . . . . . . . .             161,710
                    Federal National Mortgage Association:
     1,000,000        9.05% due 4/10/00 . . . . . . . . . . . . .           1,077,810
     2,000,000        7.27% due 8/24/05 . . . . . . . . . . . . .           1,976,560
     2,000,000        6.85% due 9/12/05 . . . . . . . . . . . . .           1,920,940
     2,000,000        6.82% due 3/27/01 . . . . . . . . . . . . .           1,971,880
     1,000,000        6.78% due 7/28/00 . . . . . . . . . . . . .             990,620
     2,000,000        6.70% due 11/10/05  . . . . . . . . . . . .           1,896,880
     2,000,000        6.41% due 3/8/06  . . . . . . . . . . . . .           1,907,500
                    Student Loan Marketing Association:
     1,000,000        7.50% due 3/8/00  . . . . . . . . . . . . .           1,025,310
     3,000,000        7.00% due 3/3/98  . . . . . . . . . . . . .           3,033,750
     2,000,000        5.88% due 2/6/01  . . . . . . . . . . . . .           1,918,120
                                                                      ---------------
                                                                           46,652,000
                                                                      ---------------

                    UNITED STATES BONDS & NOTES - 20.29%
                    United States Treasury Bonds:
     2,000,000        8.75% due 8/15/20 . . . . . . . . . . . . .           2,354,380
     3,500,000        8.50% due 2/15/20 . . . . . . . . . . . . .           4,016,810
                    United States Treasury Notes:
     1,000,000        8.25% due 7/15/98 . . . . . . . . . . . . .           1,038,440
     2,000,000        8.125% due 2/15/98  . . . . . . . . . . . .           2,060,620
     2,500,000        6.75% due 4/30/00 . . . . . . . . . . . . .           2,514,850
     1,000,000        6.50% due 5/15/97 . . . . . . . . . . . . .           1,005,940
     1,000,000        6.375% due 1/15/00  . . . . . . . . . . . .             994,690
     1,000,000        5.75% due 8/15/03 . . . . . . . . . . . . .             941,720
     1,000,000        5.25% due 12/31/97  . . . . . . . . . . . .             987,030
                                                                      ---------------
                                                                           15,914,480
                                                                      ---------------

                    TOTAL UNITED STATES
                    GOVERNMENT - LONG TERM
                    (Cost $67,576,847)  . . . . . . . . . . . . .          66,690,911
                                                                      ---------------

                    SUPRANATIONAL - 2.72%
     1,800,000      International Bank for
                      Reconstruction & Development,
                      9.25% due 7/15/17
                      (Cost $1,965,099) . . . . . . . . . . . . .           2,134,674
                                                                      ---------------

                    CORPORATE SHORT TERM
                    COMMERCIAL PAPER - 10.81%

                    CONSUMER FINANCE - 8.52%
     3,500,000      Commercial Credit Corp.,
                      5.16% due 6/3/96  . . . . . . . . . . . . .           3,498,997
     3,188,000      Sears Roebuck Acceptance Corp.,
                      5.30% due 6/7/96  . . . . . . . . . . . . .           3,185,184
                                                                      ---------------
                                                                            6,684,181
                                                                      ---------------

                    SECURITIES RELATED - 2.29%
     1,794,000      Merrill Lynch & Co., Inc.,
                      5.30% due 6/5/96  . . . . . . . . . . . . .           1,792,943
                                                                      ---------------

                    TOTAL CORPORATE SHORT
                    TERM COMMERCIAL PAPER
                    (Cost $8,477,124) . . . . . . . . . . . . . .           8,477,124
                                                                      ---------------

                    TOTAL INVESTMENTS
                    (Cost $78,019,070) - 98.57% . . . . . . . . .          77,302,709
                    Other assets and liabilities,
                      net - 1.43%   . . . . . . . . . . . . . . .           1,120,340
                                                                      ---------------

                    NET ASSETS (equivalent to $9.61 per share on
                      8,163,674 shares outstanding) - 100%  . . .     $    78,423,049
                                                                      ---------------

GOVERNMENT SECURITIES FUND - CONTINUED   MAY 31, 1996    STATEMENT OF NET ASSETS

                                                                         UNREALIZED
  CONTRACTS                                                             DEPRECIATION
-------------------------------------------------------------------------------------
                    FUTURES CONTRACTS PURCHASED(1)
                    (Delivery month/Value at 5/31/96)
          8 (2)     U.S. Treasury Bond Futures
                      (September/$107.53) . . . . . . . . . . . .     $       (12,124)
          5 (2)     U.S. Treasury 10 Year Notes
                      (September/$106.06) . . . . . . . . . . . .              (6,094)
                                                                      ----------------
                                                                      $       (18,218)
                                                                      ----------------

                    (1) U.S.Treasury Notes with a market value of
                        approximately $35,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.
                    (2) Per 1,000

NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
1,000,000,000 shares authorized,
8,163,674 shares outstanding  . . . . . . . . . . . . . . . . . .     $        81,637
Additional paid in capital  . . . . . . . . . . . . . . . . . . .          81,156,490
Accumulated net realized loss on securities   . . . . . . . . . .          (2,096,740)
Undistributed net investment income . . . . . . . . . . . . . . .              16,241
Unrealized depreciation of:
  Investments   . . . . . . . . . . . . . . . . . .    $  (716,361)
  Futures   . . . . . . . . . . . . . . . . . . . .        (18,218)          (734,579)
                                                       -----------    ---------------
NET ASSETS APPLICABLE TO
SHARES OUTSTANDING. . . . . . . . . . . . . . . . . . . . . . . .     $    78,423,049
                                                                      ---------------

SEE NOTES TO FINANCIAL STATEMENTS.

GOVERNMENT SECURITIES FUND                                  FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1996

INVESTMENT INCOME:
Interest  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $   4,610,882
                                                                                                         -------------
EXPENSES:
Advisory fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            340,148
Custodian and accounting services . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             27,918
Reports to shareholders . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              7,642
Audit fees and tax services . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,798
Directors' fees and expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,367
Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              3,196
                                                                                                         -------------
   Total expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            384,069
                                                                                                         -------------
NET INVESTMENT INCOME . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,226,813
                                                                                                         -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain (loss) on:
   Investments  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $     801,569
   Futures contracts  . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (13,498)            788,071
                                                                                     -------------
Net unrealized depreciation during the year:
   Investments  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (3,218,748)
   Futures contracts  . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (25,718)         (3,244,466)
                                                                                     -------------       -------------
   Net realized and unrealized loss on securities during the year . . . . . . . . . . . . . . . . .         (2,456,395)
                                                                                                         -------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS  . . . . . . . . . . . . . . . . . . . . . . . . .      $   1,770,418
                                                                                                         -------------

STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:

                                                                                          1996                1995
                                                                                     ---------------------------------
OPERATIONS:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $   4,226,813       $   2,881,198
Net realized gain (loss) on securities  . . . . . . . . . . . . . . . . . . .              788,071          (2,249,712)
Net unrealized appreciation (depreciation) of securities during the year  . .           (3,244,466)          4,099,486
                                                                                     ---------------------------------
   Increase in net assets resulting from operations . . . . . . . . . . . . .            1,770,418           4,730,972
                                                                                     ---------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (4,221,098)         (2,899,817)
                                                                                     ---------------------------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold  . . . . . . . . . . . . . . . . . . . . . .           29,935,878          12,735,273
Proceeds from capital stock issued for distributions reinvested . . . . . . .            4,221,098           2,899,817
                                                                                     ---------------------------------
                                                                                        34,156,976          15,635,090
Cost of capital stock repurchased . . . . . . . . . . . . . . . . . . . . . .           (7,457,426)         (6,693,122)
                                                                                     ---------------------------------
   Increase in net assets resulting from capital stock transactions . . . . .           26,699,550           8,941,968
                                                                                     ---------------------------------
TOTAL INCREASE IN NET ASSETS  . . . . . . . . . . . . . . . . . . . . . . . .           24,248,870          10,773,123
NET ASSETS:
Beginning of year . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           54,174,179          43,401,056
                                                                                     ---------------------------------
End of year (including undistributed net investment
  income of $16,241 and $10,526)  . . . . . . . . . . . . . . . . . . . . . .        $  78,423,049       $  54,174,179
                                                                                     ---------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold  . . . . . . . . . . . . . . . . . . . . . . . .            3,005,467           1,337,149
Shares issued for distributions reinvested  . . . . . . . . . . . . . . . . .              426,047             306,305
Shares of capital stock repurchased   . . . . . . . . . . . . . . . . . . . .             (745,798)           (709,711)
                                                                                     ---------------------------------
   Increase in shares outstanding . . . . . . . . . . . . . . . . . . . . . .            2,685,716             933,743
Shares outstanding:
   Beginning of year  . . . . . . . . . . . . . . . . . . . . . . . . . . . .            5,477,958           4,544,215
                                                                                     ---------------------------------
   End of year  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            8,163,674           5,477,958
                                                                                     ---------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL
GOVERNMENT BOND FUND - CONTINUED     MAY 31, 1996        STATEMENT OF NET ASSETS

     PAR                                                                   MARKET
    VALUE                                                                  VALUE
-------------------------------------------------------------------------------------
                    GOVERNMENT BONDS - 84.70%

                    AUSTRALIA - 2.69%
                    Commonwealth:
A$   1,000,000        12.00% due 7/15/99  . . . . . . . . . . . .     $       875,265
A$     400,000        10.00% due 10/15/07 . . . . . . . . . . . .             343,980
A$     500,000        9.75% due 3/15/02 . . . . . . . . . . . . .             418,537
A$     500,000        8.75% due 1/15/01 . . . . . . . . . . . . .             401,704
A$     750,000        7.50% due 7/15/05 . . . . . . . . . . . . .             549,693
A$     500,000        7.00% due 4/15/00 . . . . . . . . . . . . .             379,667
A$     300,000      South Australia Finance Authority,
                      12.50% due 5/8/01 . . . . . . . . . . . . .             270,722
A$     400,000      South Australian Government,
                      7.75% due 4/15/98 . . . . . . . . . . . . .             315,618
A$     200,000      State Bank of New South Wales,
                      7.00% due 6/30/99 . . . . . . . . . . . . .             153,344
A$     150,000      State Bank of South Australia,
                      7.25% due 6/15/00 . . . . . . . . . . . . .             113,661
                                                                      ---------------
                                                                            3,822,191
                                                                      ---------------

                    AUSTRIA - 2.23%
                    Republic of Austria:
As   2,500,000        8.50% due 2/21/01 . . . . . . . . . . . . .             261,045
As   2,000,000        7.125% due 7/12/04  . . . . . . . . . . . .             195,056
As   1,500,000        7.00% due 2/14/00 . . . . . . . . . . . . .             149,015
As   2,200,000        7.00% due 1/20/03 . . . . . . . . . . . . .             215,279
As   2,000,000        7.00% due 5/16/05 . . . . . . . . . . . . .             192,356
As   2,000,000        6.875% due 4/19/02  . . . . . . . . . . . .             197,104
As   2,000,000        6.50% due 11/17/05  . . . . . . . . . . . .             186,397
As   1,000,000        5.75% due 3/22/99 . . . . . . . . . . . . .              96,225
As   1,500,000        5.375% due 11/23/98 . . . . . . . . . . . .             143,080
Y.       100MM        4.75% due 12/20/04  . . . . . . . . . . . .           1,030,912
Y.        50MM        4.50% due 9/28/05 . . . . . . . . . . . . .             510,498
                                                                      ---------------
                                                                            3,176,967
                                                                      ---------------

                    BELGIUM - 3.90%
                    Kingdom of Belgium:
Bf  10,000,000        10.00% due 8/2/00 . . . . . . . . . . . . .             376,467
Bf   4,000,000        9.25% due 8/29/97 . . . . . . . . . . . . .             136,505
Bf  15,000,000        9.00% due 7/30/98 . . . . . . . . . . . . .             527,391
Bf  25,000,000        8.75% due 6/25/02 . . . . . . . . . . . . .             914,302
Bf  10,000,000        8.00% due 12/24/12  . . . . . . . . . . . .             337,564
Bf  10,000,000        8.00% due 3/28/15 . . . . . . . . . . . . .             335,491
Bf  10,000,000        7.75% due 12/22/00  . . . . . . . . . . . .             350,383
Bf  25,000,000        7.75% due 10/15/04  . . . . . . . . . . . .             863,201
Bf  10,000,000        7.50% due 7/29/08 . . . . . . . . . . . . .             331,951
Bf  22,000,000        7.00% due 4/29/99 . . . . . . . . . . . . .             749,656
Bf  20,000,000        6.50% due 3/31/05 . . . . . . . . . . . . .             635,332
                                                                      ---------------
                                                                            5,558,243
                                                                      ---------------

                    CANADA - 4.70%
C$     800,000      British Columbia Province,
                      9.85% due 5/1/98  . . . . . . . . . . . . .             621,848
                    Government of Canada:
C$     550,000        9.50% due 6/1/10  . . . . . . . . . . . . .             452,627
C$     500,000        9.00% due 12/1/04 . . . . . . . . . . . . .             395,495
C$     500,000        9.00% due 6/1/25  . . . . . . . . . . . . .             399,511
C$     500,000        8.75% due 12/1/05 . . . . . . . . . . . . .             390,586
C$     500,000        8.50% due 3/1/00  . . . . . . . . . . . . .             384,709
C$   1,000,000        8.50% due 4/1/02  . . . . . . . . . . . . .             771,075
C$   1,000,000        8.00% due 6/1/23  . . . . . . . . . . . . .             719,813
C$   1,000,000        7.75% due 9/1/99  . . . . . . . . . . . . .             752,007
C$   1,000,000        7.50% due 3/1/01  . . . . . . . . . . . . .             742,079
C$   1,000,000        7.25% due 6/1/03  . . . . . . . . . . . . .             721,316
C$     500,000        6.50% due 6/1/04  . . . . . . . . . . . . .             340,768
                                                                      ---------------
                                                                            6,691,834
                                                                      ---------------

                    DENMARK - 3.66%
                    Kingdom of Denmark:
DK   2,500,000        9.00% due 11/15/98  . . . . . . . . . . . .             462,240
DK   2,500,000        9.00% due 11/15/00  . . . . . . . . . . . .             470,683
DK   5,000,000        8.00% due 11/15/01  . . . . . . . . . . . .             904,964
DK   2,500,000        8.00% due 5/15/03 . . . . . . . . . . . . .             449,257
DK   3,000,000        8.00% due 3/15/06 . . . . . . . . . . . . .             527,145
DK   3,000,000        7.00% due 12/15/04  . . . . . . . . . . . .             502,808
DK   1,250,000        7.00% due 11/10/24  . . . . . . . . . . . .             181,587
L.     250,000        6.75% due 8/24/98 . . . . . . . . . . . . .             385,722
DK   2,000,000        6.00% due 12/10/99  . . . . . . . . . . . .             343,996
Ff   5,000,000        5.50% due 10/26/99  . . . . . . . . . . . .             980,511
                                                                      ---------------
                                                                            5,208,913
                                                                      ---------------

                    FINLAND - 1.73%
                    Republic of Finland:
L.     250,000        8.00% due 4/7/03  . . . . . . . . . . . . .             384,995
Ff   5,000,000        7.00% due 6/15/04 . . . . . . . . . . . . .             998,646
Y.       100MM        6.00% due 1/29/02 . . . . . . . . . . . . .           1,082,176
                                                                      ---------------
                                                                            2,465,817
                                                                      ---------------

                    FRANCE - 4.43%
                    Government of France:
Ff   4,600,000        9.50% due 1/25/01 . . . . . . . . . . . . .           1,033,632
Ff   3,500,000        8.50% due 11/25/02  . . . . . . . . . . . .             768,111
Ff   1,500,000        8.50% due 12/26/12  . . . . . . . . . . . .             335,284
Ff   6,000,000        7.75% due 4/12/00 . . . . . . . . . . . . .           1,260,470
Ff   7,000,000        6.75% due 10/25/03  . . . . . . . . . . . .           1,400,135
Ff   7,000,000        6.00% due 10/25/25  . . . . . . . . . . . .           1,143,128
Ff   2,000,000        5.50% due 4/25/04 . . . . . . . . . . . . .             368,895
                                                                      ---------------
                                                                            6,309,655
                                                                      ---------------

                    GERMANY - 12.62%
                    Federal Republic of Germany:
DM   2,000,000        7.50% due 9/9/04  . . . . . . . . . . . . .           1,408,519
DM   3,100,000        7.125% due 12/20/02 . . . . . . . . . . . .           2,163,093
DM   1,500,000        7.00% due 1/13/00 . . . . . . . . . . . . .           1,055,111
DM   3,000,000        6.875% due 2/24/99  . . . . . . . . . . . .           2,092,136
DM   3,000,000        6.50% due 3/15/00 . . . . . . . . . . . . .           2,074,836
DM   3,000,000        6.50% due 7/15/03 . . . . . . . . . . . . .           2,012,713
DM   2,000,000        6.50% due 10/14/05  . . . . . . . . . . . .           1,315,990
DM   2,000,000        6.25% due 1/4/24  . . . . . . . . . . . . .           1,156,488
DM   2,500,000        6.00% due 2/20/98 . . . . . . . . . . . . .           1,697,246
DM   4,000,000        6.00% due 6/20/16 . . . . . . . . . . . . .           2,320,052
DM   1,000,000        5.00% due 1/14/99 . . . . . . . . . . . . .             668,218
                                                                      ---------------
                                                                           17,964,402
                                                                      ---------------

INTERNATIONAL
GOVERNMENT BOND FUND - CONTINUED     MAY 31, 1996        STATEMENT OF NET ASSETS

     PAR                                                                   MARKET
    VALUE                                                                  VALUE
-------------------------------------------------------------------------------------
                    ITALY - 7.55%
                    Republic of Italy:
Lit    1,500MM        12.00% due 9/18/98  . . . . . . . . . . . .     $     1,034,915
Lit    1,000MM        12.00% due 6/1/01 . . . . . . . . . . . . .             724,146
Lit      500MM        12.00% due 1/1/02 . . . . . . . . . . . . .             363,498
Lit    2,000MM        10.50% due 4/1/00 . . . . . . . . . . . . .           1,365,117
Lit      500MM        10.50% due 4/1/05 . . . . . . . . . . . . .             345,231
Lit      500MM        10.50% due 9/1/05 . . . . . . . . . . . . .             345,101
Lit      900MM        10.00% due 8/1/03 . . . . . . . . . . . . .             606,374
Lit    2,000MM        9.50% due 12/1/97 . . . . . . . . . . . . .           1,309,279
Lit      500MM        9.50% due 1/1/05  . . . . . . . . . . . . .             326,640
Lit    2,000MM        9.00% due 11/1/23 . . . . . . . . . . . . .           1,208,745
Lit    1,400MM        8.50% due 1/1/99  . . . . . . . . . . . . .             907,880
Lit    1,000MM        8.50% due 4/1/99  . . . . . . . . . . . . .             649,393
Lit      500MM        8.50% due 8/1/99  . . . . . . . . . . . . .             322,785
Lit    1,000MM        8.50% due 4/1/04  . . . . . . . . . . . . .             623,935
Lit    1,000MM        8.50% due 8/1/04  . . . . . . . . . . . . .             619,903
                                                                      ---------------
                                                                           10,752,942
                                                                      ---------------

                    JAPAN - 20.58%
                    Government of Japan:
Y.       250MM        6.60% due 6/20/01 . . . . . . . . . . . . .           2,772,454
Y.       320MM        6.40% due 3/20/00 . . . . . . . . . . . . .           3,445,333
Y.       105MM        6.00% due 12/20/01  . . . . . . . . . . . .           1,142,944
Y.       365MM        5.50% due 3/20/02 . . . . . . . . . . . . .           3,896,375
Y.        30MM        5.00% due 12/22/97  . . . . . . . . . . . .             295,361
Y.       120MM        5.00% due 12/20/02  . . . . . . . . . . . .           1,254,444
Y.       100MM        5.00% due 9/21/09 . . . . . . . . . . . . .           1,068,519
Y.       100MM        5.00% due 3/20/15 . . . . . . . . . . . . .           1,082,130
Y.       250MM        4.90% due 9/20/99 . . . . . . . . . . . . .           2,551,852
Y.       130MM        4.80% due 6/21/99 . . . . . . . . . . . . .           1,318,657
Y.       170MM        4.60% due 6/22/98 . . . . . . . . . . . . .           1,683,000
Y.       127MM        4.50% due 6/20/03 . . . . . . . . . . . . .           1,292,460
Y.        75MM        4.50% due 12/20/04  . . . . . . . . . . . .             765,625
Y.       150MM        4.40% due 9/22/03 . . . . . . . . . . . . .           1,520,000
Y.       200MM        4.20% due 9/21/15 . . . . . . . . . . . . .           1,959,445
Y.       100MM        3.90% due 6/21/04 . . . . . . . . . . . . .             980,000
Y.       100MM        3.00% due 9/20/05 . . . . . . . . . . . . .             915,185
Y.       150MM        2.90% due 12/20/05  . . . . . . . . . . . .           1,350,972
                                                                      ---------------
                                                                           29,294,756
                                                                      ---------------

                    NETHERLANDS - 4.52%
                    Government of the Netherlands:
NG   1,050,000        9.00% due 10/16/00  . . . . . . . . . . . .             707,789
NG     500,000        8.50% due 3/15/01 . . . . . . . . . . . . .             332,064
NG     500,000        8.25% due 2/15/02 . . . . . . . . . . . . .             330,015
NG     500,000        8.25% due 6/15/02 . . . . . . . . . . . . .             330,893
NG     500,000        8.25% due 2/15/07 . . . . . . . . . . . . .             331,332
NG   1,000,000        7.75% due 3/1/05  . . . . . . . . . . . . .             641,874
NG     500,000        7.50% due 6/15/99 . . . . . . . . . . . . .             317,716
NG     500,000        7.50% due 4/15/10 . . . . . . . . . . . . .             314,349
NG     750,000        7.50% due 1/15/23 . . . . . . . . . . . . .             464,275
NG   1,250,000        6.50% due 7/15/98 . . . . . . . . . . . . .             770,498
NG   1,250,000        6.50% due 4/15/03 . . . . . . . . . . . . .             756,223
NG   2,000,000        5.75% due 1/15/04 . . . . . . . . . . . . .           1,144,949
                                                                      ---------------
                                                                            6,441,977
                                                                      ---------------

                    SPAIN - 4.15%
                    Government of Spain:
Pst       40MM        12.25% due 3/25/00  . . . . . . . . . . . .     $       350,585
Pst       55MM        11.45% due 8/30/98  . . . . . . . . . . . .             458,501
Pst       70MM        11.00% due 6/15/97  . . . . . . . . . . . .             562,437
Pst       50MM        10.50% due 10/30/03 . . . . . . . . . . . .             419,271
Pst       50MM        10.30% due 6/15/02  . . . . . . . . . . . .             416,784
Pst      100MM        10.15% due 1/31/06  . . . . . . . . . . . .             823,852
Pst      100MM        10.10% due 2/28/01  . . . . . . . . . . . .             824,078
Pst       50MM        10.00% due 2/28/05  . . . . . . . . . . . .             409,089
Pst       50MM        8.30% due 12/15/98  . . . . . . . . . . . .             391,715
Pst       70MM        8.20% due 2/28/09 . . . . . . . . . . . . .             504,333
Pst       50MM        8.00% due 5/30/04 . . . . . . . . . . . . .             366,145
Pst       50MM        7.40% due 7/30/99 . . . . . . . . . . . . .             382,583
                                                                      ---------------
                                                                            5,909,373
                                                                      ---------------

                    SWEDEN - 3.45%
                    Kingdom of Sweden:
SK   2,000,000        13.00% due 6/15/01  . . . . . . . . . . . .             361,693
SK   3,500,000        11.00% due 1/21/99  . . . . . . . . . . . .             570,874
SK   3,000,000        10.25% due 5/5/00 . . . . . . . . . . . . .             489,811
SK   6,000,000        10.25% due 5/5/03 . . . . . . . . . . . . .             991,090
SK   5,000,000        9.00% due 4/20/09 . . . . . . . . . . . . .             760,267
SK   6,000,000        6.00% due 2/9/05  . . . . . . . . . . . . .             761,728
Y.       100MM        3.875% due 6/21/99  . . . . . . . . . . . .             982,639
                                                                      ---------------
                                                                            4,918,102
                                                                      ---------------

                    SWITZERLAND - 0.57%
                    Government of Switzerland:
Chf    500,000        4.50% due 4/8/06  . . . . . . . . . . . . .             398,921
Chf    500,000        4.00% due 3/10/99 . . . . . . . . . . . . .             409,709
                                                                      ---------------
                                                                              808,630
                                                                      ---------------

                    UNITED KINGDOM - 6.11%
                    Government of United Kingdom:
L.     250,000        10.00% due 2/26/01  . . . . . . . . . . . .             423,132
L.     325,000        9.00% due 3/3/00  . . . . . . . . . . . . .             529,139
L.     400,000        9.00% due 10/13/08  . . . . . . . . . . . .             655,702
L.     400,000        9.00% due 8/6/12  . . . . . . . . . . . . .             654,540
L.     750,000        8.75% due 8/25/17 . . . . . . . . . . . . .           1,199,659
L.     250,000        8.50% due 12/7/05 . . . . . . . . . . . . .             397,344
L.     250,000        8.00% due 12/7/00 . . . . . . . . . . . . .             394,802
L.     550,000        8.00% due 6/10/03 . . . . . . . . . . . . .             857,111
L.     500,000        8.00% due 9/25/09 . . . . . . . . . . . . .             759,337
L.     250,000        8.00% due 12/7/15 . . . . . . . . . . . . .             373,736
L.     100,000        7.25% due 3/30/98 . . . . . . . . . . . . .             156,274
L.     500,000        7.00% due 11/6/01 . . . . . . . . . . . . .             753,041
L.     300,000        6.75% due 11/26/04  . . . . . . . . . . . .             428,144
L.     750,000        6.00% due 8/10/99 . . . . . . . . . . . . .           1,122,660
                                                                      ---------------
                                                                            8,704,621
                                                                      ---------------

                    UNITED STATES - 1.81%
DM   4,000,000      Federal National Mortgage Association,
                      5.00% due 2/16/01 . . . . . . . . . . . . .           2,576,540
                                                                      ---------------

                    TOTAL GOVERNMENT BONDS
                    (Cost $119,739,850) . . . . . . . . . . . . .         120,604,963
                                                                      ---------------

INTERNATIONAL
GOVERNMENT BOND FUND - CONTINUED     MAY 31, 1996        STATEMENT OF NET ASSETS

     PAR                                                                   MARKET
    VALUE                                                                  VALUE
-------------------------------------------------------------------------------------
                    SUPRANATIONAL - 7.86%
                    Asian Development Bank:
Y.        50MM        5.00% due 2/5/03  . . . . . . . . . . . . .     $       520,509
Y.       150MM        3.125% due 6/29/05  . . . . . . . . . . . .           1,376,736
                    Eurofima:
Ff   1,600,000        9.25% due 12/18/03  . . . . . . . . . . . .             362,317
L.     250,000        7.50% due 2/5/98  . . . . . . . . . . . . .             391,291
                    European Investment Bank:
Lit      400MM        10.50% due 4/30/98  . . . . . . . . . . . .             269,150
Lit    1,100MM        10.50% due 2/7/02 . . . . . . . . . . . . .             816,761
L.     250,000        9.00% due 5/14/02 . . . . . . . . . . . . .             408,240
Ff   5,000,000        6.75% due 5/14/98 . . . . . . . . . . . . .           1,005,900
Ff   2,000,000        6.125% due 10/8/04  . . . . . . . . . . . .             382,049
Y.        25MM        6.625% due 3/15/00  . . . . . . . . . . . .             269,387
Y.       100MM        4.625% due 2/26/03  . . . . . . . . . . . .           1,020,833
Y.        55MM      Inter America Development Bank,
                      6.75% due 2/20/01 . . . . . . . . . . . . .             606,655
                    International Bank for
                      Reconstruction & Development:
Lit      150MM        10.80% due 11/13/01 . . . . . . . . . . . .             112,227
Lit    1,000MM        10.625% due 11/25/97  . . . . . . . . . . .             667,118
Lit    1,000MM        10.625% due 3/27/98 . . . . . . . . . . . .             672,208
Lit      200MM        9.45% due 8/11/03 . . . . . . . . . . . . .             133,441
L.     400,000        9.25% due 7/20/07 . . . . . . . . . . . . .             650,860
Y.       100MM        4.50% due 3/20/03 . . . . . . . . . . . . .           1,018,519
Y.        50MM        4.50% due 6/20/00 . . . . . . . . . . . . .             506,655
                                                                      ---------------

                    TOTAL SUPRANATIONAL
                    (Cost $11,587,770)  . . . . . . . . . . . . .          11,190,856
                                                                      ---------------

                    CORPORATE BONDS - 4.09%

                    FRANCE - 3.52%
                    Credit Local de France:
FF   2,500,000        9.25% due 12/7/99 . . . . . . . . . . . . .             544,057
FF   5,000,000        8.875% due 6/10/02  . . . . . . . . . . . .           1,105,039
FF   3,000,000        6.25% due 9/27/05 . . . . . . . . . . . . .             566,907
FF   4,000,000        6.00% due 11/15/01  . . . . . . . . . . . .             783,441
FF  10,000,000      Elf Aquitaine SA - ADR,
                      7.125% due 8/11/03  . . . . . . . . . . . .           2,017,845
                                                                      ---------------
                                                                            5,017,289
                                                                      ---------------

                    NETHERLANDS - 0.33%
NG     750,000      Aegon NV,
                      7.125% due 9/1/98 . . . . . . . . . . . . .     $       467,630
                                                                       --------------

                    SWITZERLAND - 0.24%
Lit      500MM      Union Bank of Switzerland AG,
                      9.25% due 8/23/00 . . . . . . . . . . . . .             334,413
                                                                      ---------------

                    TOTAL CORPORATE BONDS
                    (Cost $5,629,755) . . . . . . . . . . . . . .           5,819,332
                                                                      ---------------

                    TOTAL INVESTMENTS
                    (Cost $136,957,375) - 96.65%  . . . . . . . .         137,615,151
                    Other assets and liabilities, net - 3.35%   .           4,768,114
                                                                      ---------------

                    NET ASSETS (equivalent to $11.79 per share on
                      12,072,675 shares outstanding) - 100%   . .     $   142,383,265
                                                                      ---------------

NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  12,072,675 shares outstanding   . . . . . . . . . . . . . . . .     $       120,727
Additional paid in capital  . . . . . . . . . . . . . . . . . . .         141,222,238
Undistributed net realized gain on securities and
  foreign currency transactions   . . . . . . . . . . . . . . . .             284,453
Undistributed net investment income . . . . . . . . . . . . . . .             151,884
Unrealized appreciation of securities and
  foreign currency translation  . . . . . . . . . . . . . . . . .             603,963
                                                                      ---------------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING   . . . . . . . . . . . . . . . . . . . . . . . . .     $   142,383,265
                                                                      ---------------

SEE NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL GOVERNMENT BOND FUND                          FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1996

INVESTMENT INCOME:
Interest (net of foreign withholding taxes of $263,811) . . . . . . . . . . . . . . . . . . . . . .      $   6,898,596
                                                                                                         -------------
EXPENSES:
Advisory fees   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            573,962
Custodian and accounting services . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             45,876
Reports to shareholders . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             13,624
Audit fees and tax services . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              5,934
Directors' fees and expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              3,824
Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                372
                                                                                                         -------------
   Total expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            643,592
                                                                                                         -------------
NET INVESTMENT INCOME . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          6,255,004
                                                                                                         -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
   Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $     971,930
   Foreign currency transactions  . . . . . . . . . . . . . . . . . . . . . .             (176,695)            795,235
                                                                                     --------------
Net unrealized depreciation during the year:
   Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (8,542,937)
   Foreign currency translation . . . . . . . . . . . . . . . . . . . . . . .             (107,034)         (8,649,971)
                                                                                     --------------      --------------
      Net realized and unrealized loss on securities and foreign currencies during the year . . . .         (7,854,736)
                                                                                                         --------------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS  . . . . . . . . . . . . . . . . . . . . . . . . .      $  (1,599,732)
                                                                                                         --------------

STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:

                                                                                          1996                1995
                                                                                     ---------------------------------
OPERATIONS:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $   6,255,004       $   3,002,824
Net realized gain on securities and foreign currency transactions . . . . . .              795,235             194,660
Net unrealized appreciation (depreciation) of securities and translation
   of foreign currencies during the year  . . . . . . . . . . . . . . . . . .           (8,649,971)          8,491,114
                                                                                     ---------------------------------
      Increase (decrease) in net assets resulting from operations . . . . . .           (1,599,732)         11,688,598
                                                                                     ---------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (6,585,664)         (3,173,182)
Net realized gain on securities . . . . . . . . . . . . . . . . . . . . . . .             (127,626)                  -
                                                                                     ---------------------------------
   Decrease in net assets resulting from distributions to shareholders  . . .           (6,713,290)         (3,173,182)
                                                                                     ---------------------------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold  . . . . . . . . . . . . . . . . . . . . . .           95,539,705          34,640,967
Proceeds from capital stock issued for distributions reinvested . . . . . . .            6,713,290           3,173,182
                                                                                     ---------------------------------
                                                                                       102,252,995          37,814,149
Cost of capital stock repurchased . . . . . . . . . . . . . . . . . . . . . .          (29,290,511)         (9,623,857)
                                                                                     ---------------------------------
   Increase in net assets resulting from capital stock transactions . . . . .           72,962,484          28,190,292
                                                                                     ---------------------------------
TOTAL INCREASE IN NET ASSETS  . . . . . . . . . . . . . . . . . . . . . . . .           64,649,462          36,705,708
NET ASSETS:
Beginning of year . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           77,733,803          41,028,095
                                                                                     ---------------------------------
End of year (including undistributed net investment
  income of $151,884 and $28,252) . . . . . . . . . . . . . . . . . . . . . .        $ 142,383,265       $  77,733,803
                                                                                     ---------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold  . . . . . . . . . . . . . . . . . . . . . . . .            7,828,955           2,933,943
Shares issued for distributions reinvested  . . . . . . . . . . . . . . . . .              556,598             274,556
Shares of capital stock repurchased   . . . . . . . . . . . . . . . . . . . .           (2,423,786)           (838,751)
                                                                                     ---------------------------------
   Increase in shares outstanding . . . . . . . . . . . . . . . . . . . . . .            5,961,767           2,369,748
Shares outstanding:
   Beginning of year  . . . . . . . . . . . . . . . . . . . . . . . . . . . .            6,110,908           3,741,160
                                                                                     ---------------------------------
   End of year  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           12,072,675           6,110,908
                                                                                     ---------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

MONEY MARKET FUND                MAY 31, 1996            STATEMENT OF NET ASSETS

     PAR                                                                   MARKET
    VALUE                                                                  VALUE
-------------------------------------------------------------------------------------
                    CORPORATE SHORT TERM
                    COMMERCIAL PAPER - 85.31%

                    BANKS - REGIONAL - 3.57%
                    BANC ONE CORP.:
$    1,500,000        5.27% due 7/22/96 . . . . . . . . . . . . .     $     1,488,801
     1,500,000        5.22% due 6/14/96 . . . . . . . . . . . . .           1,497,173
                                                                      ---------------
                                                                            2,985,974
                                                                      ---------------

                    BEVERAGE - SOFT DRINKS - 7.68%
                    Coca-Cola Enterprises Inc.:
     1,000,000        5.28% due 8/2/96  . . . . . . . . . . . . .             990,907
     1,000,000        5.27% due 7/3/96  . . . . . . . . . . . . .             995,316
     1,000,000        5.26% due 6/7/96  . . . . . . . . . . . . .             999,123
                    Pepsico Inc.:
     1,962,000        5.25% due 7/15/96 . . . . . . . . . . . . .           1,949,410
     1,500,000        5.25% due 8/8/96  . . . . . . . . . . . . .           1,485,125
                                                                      ---------------
                                                                            6,419,881
                                                                      ---------------

                    CHEMICAL - MAJOR - 2.98%
                    E. I. du Pont de Nemours and Co.:
     1,000,000        5.28% due 7/30/96 . . . . . . . . . . . . .             991,347
     1,500,000        5.23% due 6/25/96 . . . . . . . . . . . . .           1,494,770
                                                                      ---------------
                                                                            2,486,117
                                                                      ---------------

                    CONSUMER FINANCE - 12.05%
                    Associates Corp. of North America:
       562,000        5.22% due 7/8/96  . . . . . . . . . . . . .             558,985
     1,900,000        5.18% due 6/28/96 . . . . . . . . . . . . .           1,892,619
                    Beneficial Corp.:
       830,000        5.28% due 7/29/96 . . . . . . . . . . . . .             822,939
     1,128,000        5.27% due 8/28/96 . . . . . . . . . . . . .           1,113,469
     1,338,000        5.25% due 8/14/96 . . . . . . . . . . . . .           1,323,561
       550,000        5.23% due 7/19/96 . . . . . . . . . . . . .             546,165
                    Sears Roebuck Acceptance Corp.:
     1,500,000        5.32% due 9/4/96  . . . . . . . . . . . . .           1,478,942
     1,000,000        5.30% due 8/19/96 . . . . . . . . . . . . .             988,369
       500,000        5.28% due 7/1/96  . . . . . . . . . . . . .             497,800
       856,000        5.24% due 6/17/96 . . . . . . . . . . . . .             854,006
                                                                      ---------------
                                                                           10,076,855
                                                                      ---------------

                    DRUGS - 3.11%
                    Schering Corp.:
       630,000        5.27% due 7/16/96 . . . . . . . . . . . . .             625,850
     2,000,000        5.25% due 8/27/96 . . . . . . . . . . . . .           1,974,625
                                                                      ---------------
                                                                            2,600,475
                                                                      ---------------

                    ELECTRICAL EQUIPMENT - 3.11%
                    General Electric Co.:
     1,700,000        5.28% due 8/7/96  . . . . . . . . . . . . .           1,683,294
       920,000        5.09% due 6/3/96  . . . . . . . . . . . . .             919,740
                                                                      ---------------
                                                                            2,603,034
                                                                      ---------------

                    ENTERTAINMENT - 5.68%
$    1,000,000      Mattel, Inc., 5.48% due 8/1/96  . . . . . . .     $       990,715
                    Walt Disney Co.:
     1,200,000        5.28% due 8/1/96  . . . . . . . . . . . . .           1,189,264
     1,000,000        5.26% due 7/22/96 . . . . . . . . . . . . .             992,548
     1,600,000        5.20% due 8/30/96 . . . . . . . . . . . . .           1,579,200
                                                                      ---------------
                                                                            4,751,727
                                                                      ---------------

                    FINANCE COMPANIES - 19.70%
                    CIESCO L P:
     1,200,000        5.27% due 7/19/96 . . . . . . . . . . . . .           1,191,568
     1,200,000        5.25% due 8/6/96  . . . . . . . . . . . . .           1,188,450
                    CIT Group Holdings, Inc.:
     2,000,000        5.25% due 8/23/96 . . . . . . . . . . . . .           1,975,792
     1,250,000        5.23% due 7/26/96 . . . . . . . . . . . . .           1,240,012
     1,300,000      General Electric Capital Services Inc.,
                      5.31% due 8/21/96 . . . . . . . . . . . . .           1,284,468
                    International Lease Finance Corp.:
     1,200,000        5.27% due 9/12/96 . . . . . . . . . . . . .           1,181,906
     1,500,000        5.26% due 7/9/96  . . . . . . . . . . . . .           1,491,672
     1,100,000        5.22% due 7/18/96 . . . . . . . . . . . . .           1,092,504
                    J.C. Penney Funding Corp.:
     1,000,000        5.29% due 7/11/96 . . . . . . . . . . . . .             994,122
     1,192,000        5.28% due 6/6/96  . . . . . . . . . . . . .           1,191,126
                    Transamerica Finance Corp.:
       975,000        5.33% due 11/1/96 . . . . . . . . . . . . .             952,914
     1,858,000        5.27% due 6/27/96 . . . . . . . . . . . . .           1,850,928
       845,000        5.27% due 8/20/96 . . . . . . . . . . . . .             835,104
                                                                      ---------------
                                                                           16,470,566
                                                                      ---------------

                    INFORMATION PROCESSING - 7.59%
                    Hewlett-Packard Co.:
     1,000,000        5.18% due 7/17/96 . . . . . . . . . . . . .             993,381
     1,200,000        5.17% due 7/11/96 . . . . . . . . . . . . .           1,193,107
       428,000        5.02% due 6/20/96 . . . . . . . . . . . . .             426,866
                    International Business Machines Corp.:
     1,000,000        5.27% due 8/15/96 . . . . . . . . . . . . .             989,021
       950,000        5.25% due 6/19/96 . . . . . . . . . . . . .             947,506
     1,800,000        5.24% due 6/21/96 . . . . . . . . . . . . .           1,794,760
                                                                      ---------------
                                                                            6,344,641
                                                                      ---------------

                    INSURANCE - MULTILINE - 1.19%
     1,000,000      Marsh & McLennan Companies, Inc.,
                      5.32% due 7/12/96 . . . . . . . . . . . . .             993,941
                                                                      ---------------

                    MACHINERY - INDUSTRIAL/
                    SPECIALTY - 2.02%
     1,686,000      Cooper Industries, Inc.,
                      5.40% due 6/3/96  . . . . . . . . . . . . .           1,685,494
                                                                      ---------------

                    MERCHANDISING - MASS - 2.38%
     2,000,000      Wal-Mart Stores, Inc.,
                      5.27% due 7/10/96 . . . . . . . . . . . . .           1,988,582
                                                                      ---------------

MONEY MARKET FUND - CONTINUED          MAY 31, 1996      STATEMENT OF NET ASSETS

     PAR                                                                   MARKET
    VALUE                                                                  VALUE
-------------------------------------------------------------------------------------
                    OIL - INTEGRATED DOMESTIC - 1.78%
$    1,500,000      Atlantic Richfield Co.,
                      5.24% due 7/23/96 . . . . . . . . . . . . .     $     1,488,647
                                                                      ---------------

                    SECURITIES RELATED - 4.52%
                    Merrill Lynch & Co., Inc.:
     1,500,000        5.33% due 8/12/96 . . . . . . . . . . . . .           1,484,010
       600,000        5.25% due 6/10/96 . . . . . . . . . . . . .             599,212
       700,000        5.25% due 6/26/96 . . . . . . . . . . . . .             697,448
     1,000,000        4.75% due 6/24/96 . . . . . . . . . . . . .             999,298
                                                                      ---------------
                                                                            3,779,968
                                                                      ---------------

                    TOBACCO - 4.65%
     1,000,000      American Brands, Inc.,
                      5.29% due 6/12/96 . . . . . . . . . . . . .             998,383
                    Philip Morris Companies Inc.:
       974,000        5.27% due 7/25/96 . . . . . . . . . . . . .             966,300
       948,000        5.26% due 9/9/96  . . . . . . . . . . . . .             934,149
     1,000,000        5.25% due 8/5/96  . . . . . . . . . . . . .             990,521
                                                                      ---------------
                                                                            3,889,353
                                                                      ---------------

                    UTILITIES - COMMUNICATION - 0.69%
       582,000      GTE Corp., 5.37% due 6/12/96  . . . . . . . .             581,045
                                                                      ---------------

                    UTILITIES - ELECTRIC - 2.61%
     1,000,000      Central & South West,
                      5.50% due 6/5/96  . . . . . . . . . . . . .             999,389
     1,200,000      Southern California Edison Co.,
                      5.25% due 8/26/96 . . . . . . . . . . . . .           1,184,950
                                                                      ---------------
                                                                            2,184,339
                                                                      ---------------

                    TOTAL CORPORATE SHORT TERM
                    COMMERCIAL PAPER
                    (Cost $71,330,639)  . . . . . . . . . . . . .          71,330,639
                                                                      ---------------

                    CORPORATE SHORT TERM
                    OBLIGATIONS - 4.78%

                    FINANCE COMPANIES - 1.19%
     1,000,000      Ford Motor Credit Co,
                      Floating rate note due 2/18/97,
                      5.63828% at 5/31/96 . . . . . . . . . . . .           1,001,590
                                                                      ---------------

                    SECURITIES RELATED - 3.59%
                    Bear Stearns Co. Inc.:
     1,000,000        Floating rate note due 5/14/97,
                        5.4875% at 5/31/96  . . . . . . . . . . .           1,000,000
     2,000,000        Floating rate note due 1/22/97,
                        5.4875% at 5/31/96  . . . . . . . . . . .           2,000,000
                                                                      ---------------
                                                                            3,000,000
                                                                      ---------------

                    TOTAL CORPORATE SHORT TERM
                    OBLIGATIONS
                    (Cost $4,001,590) . . . . . . . . . . . . . .           4,001,590
                                                                      ---------------

                    UNITED STATES GOVERNMENT -
                    SHORT TERM - 10.95%

                    GOVERNMENT SPONSORED - 9.77%
                    Federal Farm Credit Banks:
$    1,000,000        5.875% due 9/3/96 . . . . . . . . . . . . .     $     1,000,000
     1,000,000        5.60% due 7/1/96  . . . . . . . . . . . . .             999,893
     1,000,000        5.40% due 4/1/97  . . . . . . . . . . . . .           1,000,000
     1,000,000      Federal Home Loan Banks,
                      5.705% due 5/1/97 . . . . . . . . . . . . .           1,000,000
     1,000,000      Federal Home Loan Mortgage Corp.,
                      7.86% due 1/15/97 . . . . . . . . . . . . .           1,017,854
                    Federal National Mortgage Association:
     1,000,000        7.88% due 12/20/96  . . . . . . . . . . . .           1,013,144
     1,000,000        5.50% due 9/23/96 . . . . . . . . . . . . .           1,000,329
     1,150,000        5.15% due 9/13/96 . . . . . . . . . . . . .           1,132,890
                                                                      ---------------
                                                                            8,164,110
                                                                      ---------------

                    U.S. TREASURY BILLS - 1.18%
     1,000,000      United States Treasury Bills,
                      4.96% due 9/5/96  . . . . . . . . . . . . .             986,773
                                                                      ---------------

                    TOTAL UNITED STATES
                    GOVERNMENT - SHORT TERM
                    (Cost $9,150,883) . . . . . . . . . . . . . .           9,150,883
                                                                      ---------------

                    TOTAL INVESTMENTS
                    (Cost $84,483,112) - 101.04%  . . . . . . . .          84,483,112
                    Other assets and liabilities, net - (1.04%)              (865,467)
                                                                      ----------------

                    NET ASSETS (equivalent to $1.00 per share on
                      83,617,645 shares outstanding) - 100%   . .     $    83,617,645
                                                                      ---------------

NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  83,617,645 shares outstanding   . . . . . . . . . . . . . . . .     $       836,176
Additional paid in capital  . . . . . . . . . . . . . . . . . . .          82,781,469
                                                                      ---------------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING   . . . . . . . . . . . . . . . . . . . . . . . . .     $    83,617,645
                                                                      ---------------

SEE NOTES TO FINANCIAL STATEMENTS.

MONEY MARKET FUND                                           FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1996

INVESTMENT INCOME:
Interest  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $   4,810,801
                                                                                                         -------------
EXPENSES:
Advisory fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            421,853
Custodian and accounting services . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             35,294
Reports to shareholders . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              7,432
Audit fees and tax services . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,794
Directors' fees and expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              3,127
Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              8,409
                                                                                                         -------------
   Total expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            478,909
                                                                                                         -------------
NET INVESTMENT INCOME . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,331,892
                                                                                                         -------------
REALIZED GAIN ON SECURITIES:
   Net realized gain on securities  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,796
                                                                                                         -------------
INCREASE IN NET ASSETS RESULTING  FROM OPERATIONS . . . . . . . . . . . . . . . . . . . . . . . . .      $   4,333,688
                                                                                                         -------------

STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:

                                                                                          1996                1995
                                                                                     ---------------------------------
OPERATIONS:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $   4,331,892       $   3,186,812
Net realized gain on securities . . . . . . . . . . . . . . . . . . . . . . .                1,796                   -
                                                                                     ---------------------------------
   Increase in net assets resulting from operations . . . . . . . . . . . . .            4,333,688           3,186,812
                                                                                     ---------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (4,331,892)         (3,186,812)
                                                                                     ---------------------------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold  . . . . . . . . . . . . . . . . . . . . . .          150,153,912         133,137,958
Proceeds from capital stock issued for distributions reinvested . . . . . . .            4,331,892           3,186,812
                                                                                     ---------------------------------
                                                                                       154,485,804         136,324,770
Cost of capital stock repurchased . . . . . . . . . . . . . . . . . . . . . .         (153,123,752)       (104,603,566)
                                                                                     ---------------------------------
   Increase in net assets resulting from capital stock transactions . . . . .            1,362,052          31,721,204
                                                                                     ---------------------------------
TOTAL INCREASE IN NET ASSETS  . . . . . . . . . . . . . . . . . . . . . . . .            1,363,848          31,721,204
NET ASSETS:
Beginning of year . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           82,253,797          50,532,593
                                                                                     ---------------------------------
End of year . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $  83,617,645       $  82,253,797
                                                                                     ---------------------------------
CHANGE IN SHARES OUTSTANDING
Shares of capital stock sold  . . . . . . . . . . . . . . . . . . . . . . . .          150,153,912         133,137,958
Shares issued for distributions reinvested  . . . . . . . . . . . . . . . . .            4,331,892           3,186,812
Shares of capital stock repurchased   . . . . . . . . . . . . . . . . . . . .         (153,123,752)       (104,603,566)
                                                                                     ---------------------------------
   Increase in shares outstanding . . . . . . . . . . . . . . . . . . . . . .            1,362,052          31,721,204
Shares outstanding:
   Beginning of year  . . . . . . . . . . . . . . . . . . . . . . . . . . . .           82,255,593          50,534,389
                                                                                     ---------------------------------
   End of year  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           83,617,645         82,255,593
                                                                                     ---------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- ORGANIZATION

    The American General Series Portfolio Company (the "Series") consists of thirteen separate investment portfolios (the "Funds"):

         Stock Index Fund
         MidCap Index Fund
         Small Cap Index Fund
         International Equities Fund
         Growth Fund
         Growth & Income Fund
         Science & Technology Fund
         Social Awareness Fund
         Timed Opportunity Fund
         Capital Conservation Fund
         Government Securities Fund
         International Government Bond Fund
         Money Market Fund

    The Series is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. Each Fund is diversified with the exception of International Government Bond Fund which is non-diversified as defined by the 1940 Act.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    The financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP"). GAAP requires accruals which occasionally are based upon management estimates. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

A.  INVESTMENT VALUATION

    Securities listed or traded on a national exchange are valued daily at their last reported sale price. In the absence of any exchange sales on that day and for unlisted issues, securities are valued at the last sale price on the NASDAQ National Market System. In the absence of any National Market System sales on that day, securities are valued at the last reported bid price. However, options written for which other over-the-counter market quotations are readily available are valued at the last reported asked price, in the absence of any National Market System sales on that day. Futures contracts, options thereon, and options on stock indexes are valued at the amount which would be received upon a current disposition of such investments (i.e., their fair market value), in the absence of any sales on that day. Short term debt securities for which market quotations are readily available are valued at the last reported bid price. However, any short term security with a remaining maturity of 60 days or less and all investments of the Money Market Fund are valued by the amortized cost method which approximates fair market value. Investments for which market quotations are not readily available are valued at fair value as determined in good faith by, or under authority delegated by, the Series' Board of Directors.

B.  OPTIONS AND FUTURES

    CALL AND PUT OPTIONS. When a Fund writes a call or a put option, an amount equal to the premium received is recorded as a liability. The liability is "marked to market" daily to reflect the current market value of the option written. When a written option expires, the Fund realizes a gain in the amount of the premium originally received. If the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.

    Purchased options are recorded as investments. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing transaction, it realizes a gain (or loss), to the extent that the proceeds from the sale are greater (or less) than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If the Fund exercises a call option, the cost of the security purchased upon exercise is increased by the premium originally paid.

    FUTURES CONTRACTS. The initial margin deposit made upon entering into a futures contract is held by the custodian, in a segregated account, in the name of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made daily, as unrealized gains or losses are incurred. When the contract is closed, the Fund realizes a gain or loss in the amount of the cost of or proceeds from the closing transaction less the Fund's basis in the contract.

C.  REPURCHASE AGREEMENTS

    The seller of a repurchase agreement collateralizes the agreement with securities delivered to the Fund's custodian bank. The Adviser determines, on a daily basis, that the seller maintains collateral of at least 100% of the repurchase proceeds due to the Fund at maturity.

D.  FOREIGN CURRENCY TRANSLATION

    The accounting records of each Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies ("local currencies") are translated into U.S. dollars at prevailing exchange rates on transaction date.

    Net realized gains or losses on foreign currency transactions include exchange rate gains and losses from disposition of foreign currencies, currency gains and losses realized between trade and settlement dates of security transactions, and currency gains and losses realized on settlement of other assets and liabilities settled in local currencies.

    In determining realized and unrealized gains or losses on foreign securities for the period, the Funds do not isolate exchange rate fluctuations from local security price fluctuations. Foreign currencies and other assets and liabilities denominated in local currencies are marked-to-market daily to reflect fluctuations in foreign exchange rates.

E.  FEDERAL INCOME TAXES

    Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code and to distribute all of its taxable net investment income and taxable net realized capital gains, in excess of any available capital loss carryovers. Therefore no federal income tax provision is required.

F.  INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME

    Investment transactions are accounted for on the trade date. Realized gains and losses are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for dividend income on certain foreign securities which is recorded when the Fund becomes aware of the dividend. Interest income on investments is accrued daily.

G.  DISTRIBUTIONS TO SHAREHOLDERS

    Distributions to shareholders are recorded on the record date. The Funds declare distributions from net investment income monthly, except for the Money Market Fund, which declares daily. Capital gains distributions are declared annually.

    Investment income and capital gains and losses are recognized in accordance with generally accepted accounting principles ("book"). Distributions from net investment income and realized capital gains are based on earnings as determined in accordance with federal tax regulations ("tax") which may differ from book basis earnings. At the end of the year, offsetting adjustments to undistributed net investment income and undistributed net realized gains (losses) are made to eliminate permanent book/tax differences arising in the current year.

NOTE 3 -- ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

    VALIC (the "Adviser") serves as investment adviser to the Series. VALIC is an indirect wholly-owned subsidiary of American General Corporation, Houston, Texas. On May 1, 1992, the Adviser entered into a sub-advisory agreement with Bankers Trust Company ("Bankers Trust"), a wholly-owned subsidiary of Bankers Trust New York Corporation, to serve as investment sub-adviser to Stock Index Fund, MidCap Index Fund, and Small Cap Index Fund. On April 29, 1994, the Adviser entered into sub-advisory agreements with T. Rowe Price Associates, Inc. to serve as investment sub-adviser to Growth Fund and Science & Technology Fund, and with Value Line, Inc., to serve as investment sub-adviser to Growth & Income Fund. Sub-advisers are compensated for such services by the Adviser.

    The Adviser receives from the Series a monthly fee based on each Fund's average daily net asset value at the following annual rates: for Stock Index Fund, MidCap Index Fund, Small Cap Index Fund and International Equities Fund
 .35% on the first $500 million and .25% on the excess over $500 million; for Social Awareness Fund, Timed Opportunity Fund, Capital Conservation Fund, Government Securities Fund, International Government Bond Fund, and Money Market Fund, .50%; for Growth & Income Fund, .75%; for Growth Fund, .80%; for Science & Technology Fund, .90%.

    To the extent that any Fund's accrued expenses for a given month exceed, on an annualized basis, 2% of the Fund's average daily net assets, the Adviser will voluntarily reduce expenses of any such Fund by the amount of the excess. The Adviser may withdraw this voluntary undertaking upon 30 days written notice to the Series.

    The Adviser provided to the Series, at cost, certain services associated with the printing of reports to shareholders. During the fiscal year ended May 31, 1996, the Series paid $11,346 for such services.

    During the fiscal year ended May 31, 1996, security transactions were affected between the following Funds at the then current market price with no brokerage commissions incurred:

     SELLER                PURCHASER           COST TO PURCHASER    NET GAIN TO SELLER
--------------------    ------------------     -----------------    ------------------
MidCap Index Fund       Stock Index Fund          $28,226,166           $12,399,050
Small Cap Index Fund    Stock Index Fund              504,002               226,144
Stock Index Fund        MidCap Index Fund           1,366,776               305,069

    At May 31, 1996, VALIC Separate Account A (a registered separate account of VALIC) and VALIC owned over five percent of the outstanding shares of the following Funds:

                                                                                         VALIC
                                                                                        SEPARATE
                                                                                       ACCOUNT A             VALIC
                                                                                     -------------------------------
Stock Index Fund  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             96.71%
MidCap Index Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              99.99
Small Cap Index Fund  . . . . . . . . . . . . . . . . . . . . . . . . . . . .             100.00
International Equities Fund . . . . . . . . . . . . . . . . . . . . . . . . .              99.79
Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             100.00
Growth & Income Fund  . . . . . . . . . . . . . . . . . . . . . . . . . . . .             100.00
Science & Technology Fund . . . . . . . . . . . . . . . . . . . . . . . . . .             100.00
Social Awareness Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . .              93.75               6.15
Timed Opportunity Fund  . . . . . . . . . . . . . . . . . . . . . . . . . . .              95.80
Capital Conservation Fund . . . . . . . . . . . . . . . . . . . . . . . . . .              86.46              13.53
Government Securities Fund  . . . . . . . . . . . . . . . . . . . . . . . . .              99.99
International Government Bond Fund  . . . . . . . . . . . . . . . . . . . . .             100.00
Money Market Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              99.99

    Certain officers and directors of the Series are officers and directors of VALIC or American General Corporation.

NOTE 4 -- INVESTMENT ACTIVITY

The information in the following table is presented on the basis of cost for federal income tax purposes at May 31, 1996.

                                                      IDENTIFIED COST       GROSS           GROSS        NET UNREALIZED
                                                      OF INVESTMENTS     UNREALIZED       UNREALIZED      APPRECIATION
                                                           OWNED        APPRECIATION     DEPRECIATION    (DEPRECIATION)
                                                      -----------------------------------------------------------------
Stock Index Fund  . . . . . . . . . . . . . . . . .    $ 1,174,279,541   $600,372,776   $  18,484,892    $ 581,887,884
MidCap Index Fund . . . . . . . . . . . . . . . . .        425,520,351    134,570,016      20,008,235      114,561,781
Small Cap Index Fund  . . . . . . . . . . . . . . .        141,045,064     50,440,203      10,490,245       39,949,958
International Equities Fund . . . . . . . . . . . .        171,638,403     37,477,950       5,565,641       31,912,309
Growth Fund . . . . . . . . . . . . . . . . . . . .        348,568,897     79,476,648       4,867,867       74,608,781
Growth & Income Fund  . . . . . . . . . . . . . . .         90,067,864     22,074,119         660,421       21,413,698
Science & Technology Fund . . . . . . . . . . . . .        472,425,328     99,960,251       9,741,746       90,218,505
Social Awareness Fund . . . . . . . . . . . . . . .         68,762,614     12,225,726         301,152       11,924,574
Timed Opportunity Fund  . . . . . . . . . . . . . .        173,704,456     18,686,247       3,252,293       15,433,954
Capital Conservation Fund . . . . . . . . . . . . .         72,012,185        503,613       2,330,570       (1,826,957)
Government Securities Fund  . . . . . . . . . . . .         78,006,868        877,603       1,599,981         (722,378)
International Government Bond Fund  . . . . . . . .        136,957,375      5,668,394       5,010,618          657,776
Money Market Fund . . . . . . . . . . . . . . . . .         84,483,112              -               -                -

    The following net realized capital loss carryforwards at May 31, 1996, may be utilized to offset future capital gains.

                                                       Capital Loss      Expiration
                                                       Carryforward       through:
                                                       ------------------------------
Capital Conservation Fund . . . . . . . . . . . . .    $       684,782   May 31, 2003
Government Securities Fund  . . . . . . . . . . . .          2,108,943   May 31, 2003
Money Market Fund . . . . . . . . . . . . . . . . .              3,089   May 31, 2004

During the period, the cost of purchases and proceeds from sales of securities, excluding short term securities were:

                                                          COST OF       PROCEEDS FROM
                                                        SECURITIES     SECURITIES SOLD
                                                         PURCHASED       OR MATURED
                                                       -------------------------------
Stock Index Fund  . . . . . . . . . . . . . . . . .    $   185,755,541   $ 48,056,029
MidCap Index Fund . . . . . . . . . . . . . . . . .        121,059,415     99,926,017
Small Cap Index Fund  . . . . . . . . . . . . . . .         51,734,809     45,235,038
International Equities Fund . . . . . . . . . . . .         41,054,511     60,995,970
Growth Fund . . . . . . . . . . . . . . . . . . . .        309,740,347     78,243,468
Growth & Income Fund  . . . . . . . . . . . . . . .         80,614,303     43,570,790
Science &Technology Fund  . . . . . . . . . . . . .        599,767,616    371,663,283
Social Awareness Fund . . . . . . . . . . . . . . .         88,654,719     77,415,553
Timed Opportunity Fund  . . . . . . . . . . . . . .        210,212,347    189,984,026
Capital Conservation Fund . . . . . . . . . . . . .         58,210,552     54,266,155
Government Securities Fund  . . . . . . . . . . . .         41,904,685     23,090,632
International Government Bond Fund  . . . . . . . .         83,031,737     12,191,448

NOTE 5 -- PORTFOLIO SECURITIES LOANED

    To realize additional income, a Fund may lend portfolio securities with a value of up to 30% (33 1/3% in the case of Growth Fund and Science & Technology
Fund) of its total assets. Any such loans will be continuously secured by collateral consisting of cash or U.S. Government securities, maintained in a segregated account, at least equal to the market value of the securities loaned. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional required collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans by a Fund will only be made to broker-dealers deemed by the Adviser to be creditworthy and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk. Each Fund receives income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received.

    Portfolio securities on loan at May 31, 1996 are summarized as follows:

                                                       MARKET VALUE   COLLATERAL VALUE
                                                       -------------------------------
Stock Index Fund  . . . . . . . . . . . . . . . . . .    $   6,372,938   $  6,544,600
MidCap Index Fund . . . . . . . . . . . . . . . . . .       15,123,225     15,626,308
Small Cap Index Fund  . . . . . . . . . . . . . . . .       10,518,612     11,363,511
International Equities Fund . . . . . . . . . . . . .       10,459,357     10,748,363
Growth Fund . . . . . . . . . . . . . . . . . . . . .       29,632,062     30,100,020
Growth & Income Fund  . . . . . . . . . . . . . . . .        3,411,700      3,580,400
Science & Technology Fund . . . . . . . . . . . . . .       19,788,864     20,277,108
Social Awareness Fund . . . . . . . . . . . . . . . .          527,112        540,518
Timed Opportunity Fund  . . . . . . . . . . . . . . .          802,267        832,575
Capital Conservation Fund . . . . . . . . . . . . . .          890,484        909,290
Government Securities Fund  . . . . . . . . . . . . .          494,575        510,813
                                                         ----------------------------
   Total  . . . . . . . . . . . . . . . . . . . . . .    $  98,021,196   $101,033,506
                                                         ----------------------------

NOTE 6 -- INVESTMENT CONCENTRATION

    A significant portion of Government Securities Fund's investments may be in U.S. Government sponsored securities. No assurance can be given that the U.S. Government will provide support to such U.S. Government sponsored agencies or instrumentalities in the future since it is not required to do so by law. As a result of the Fund's concentration in such investments, it may be subject to risks associated with U.S. Government sponsored securities. At May 31, 1996, Government Securities Fund had 59% of its net assets invested in such securities.

    At May 31, 1996, International Government Bond Fund had 21% of its net assets invested in securities issued by the Government of Japan and an additional 6% in issues of companies located in Japan and/or denominated in Japanese Yen. Future economic and political developments in a foreign country could adversely affect the liquidity and value of foreign securities or the currency exchange rates from which foreign currencies are translated.

FINANCIAL HIGHLIGHTS

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized.

                                                                                FISCAL YEAR ENDED MAY 31,
                                                             ------------------------------------------------------------
                                                                 1996        1995          1994       1993       1992
                                                             ------------------------------------------------------------
STOCK INDEX FUND

PER SHARE DATA
Net asset value at beginning of period  . . . . . . . . .        $16.81      $14.39        $14.36     $13.34     $12.60
                                                             ------------------------------------------------------------
   Income from investment operations:
     Net investment income  . . . . . . . . . . . . . . .          0.39        0.37          0.35       0.34       0.32
     Net realized and unrealized gain on securities . . .          4.26        2.45          0.12       1.20       0.74
                                                             ------------------------------------------------------------
     Total income from investment operations  . . . . . .          4.65        2.82          0.47       1.54       1.06
                                                             ------------------------------------------------------------
   Distributions:
     Distributions from net investment income . . . . . .         (0.38)      (0.37)        (0.35)     (0.34)     (0.32)
     Distributions from net realized gain on securities .         (0.39)      (0.03)        (0.09)     (0.18)
                                                             ------------------------------------------------------------
     Total distributions  . . . . . . . . . . . . . . . .         (0.77)      (0.40)        (0.44)     (0.52)     (0.32)
                                                             ------------------------------------------------------------
Net asset value at end of period  . . . . . . . . . . . .        $20.69      $16.81        $14.39     $14.36     $13.34
                                                             ------------------------------------------------------------
TOTAL RETURN  . . . . . . . . . . . . . . . . . . . . . .         28.17%      19.98%         3.29%     11.74%      8.57%
                                                             ------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
   Ratio of expenses to average net assets  . . . . . . .          0.35%       0.38%         0.39%      0.43%      0.50%
   Ratio of net investment income to average net assets .          2.05%       2.44%         2.44%      2.52%      3.12%
   Portfolio turnover rate  . . . . . . . . . . . . . . .             3%         14%            3%         1%        45%
   Number of shares outstanding at end of period (000's).        85,117      75,451        75,494     66,224     55,598

   Net assets at end of period (000's)  . . . . . . . . .    $1,760,786  $1,267,992    $1,086,459   $951,200   $741,667
   Average net assets during the period (000's) . . . . .    $1,498,398  $1,140,085    $1,030,581   $836,510   $167,262

                                                                                FISCAL YEAR ENDED MAY 31,
                                                             ------------------------------------------------------------
                                                                 1996        1995          1994       1993       1992
                                                             ------------------------------------------------------------
MIDCAP INDEX FUND(1)
PER SHARE DATA
Net asset value at beginning of period  . . . . . . . . .        $15.68      $14.54        $14.38     $12.86     $12.51
                                                             ------------------------------------------------------------
   Income from investment operations:
     Net investment income  . . . . . . . . . . . . . . .          0.24        0.26          0.23       0.24       0.23
     Net realized and unrealized gain on securities . . .          4.06        1.59          0.28       1.93       0.39
                                                             ------------------------------------------------------------
     Total income from investment operations  . . . . . .          4.30        1.85          0.51       2.17       0.62
                                                             ------------------------------------------------------------
   Distributions:
     Distributions from net investment income . . . . . .         (0.24)      (0.26)        (0.23)     (0.24)     (0.23)
     Distributions from net realized gain on securities .         (0.65)      (0.45)        (0.12)     (0.41)     (0.04)
                                                             ------------------------------------------------------------
     Total distributions  . . . . . . . . . . . . . . . .         (0.89)      (0.71)        (0.35)     (0.65)     (0.27)
                                                             ------------------------------------------------------------
Net asset value at end of period  . . . . . . . . . . . .        $19.09      $15.68        $14.54     $14.38     $12.86
                                                             ------------------------------------------------------------
TOTAL RETURN  . . . . . . . . . . . . . . . . . . . . . .         28.10%      13.26%         3.52%     17.21%      5.01%
                                                             ------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
   Ratio of expenses to average net assets  . . . . . . .          0.41%       0.44%         0.46%      0.47%      0.54%
   Ratio of net investment income to average net assets .          1.36%       1.73%         1.62%      1.79%      1.82%
   Portfolio turnover rate  . . . . . . . . . . . . . . .            21%         23%           17%         5%       112%
   Number of shares outstanding at end of period (000's)         28,322      25,988        24,001     14,673      8,862
   Net assets at end of period (000's)  . . . . . . . . .      $540,688    $407,557      $349,041   $210,931   $113,992
   Average net assets during the period (000's) . . . . .      $477,372    $376,486      $285,247   $154,979   $ 88,456

(1) Effective October 1, 1991, the Fund's name was changed from Capital Accumulation Fund to MidCap Index Fund. Additionally, on October 1, 1991, the investment objectives and investment program for the Fund were changed.

SEE NOTES TO FINANCIAL STATEMENTS.

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized.

                                                                                                              PERIOD FROM
                                                                        FISCAL YEAR ENDED MAY 31,             MAY 1, 1992
                                                             -------------------------------------------------    TO
                                                                 1996        1995          1994       1993    MAY 31,1992
                                                             ------------------------------------------------------------
SMALL CAP INDEX FUND
PER SHARE DATA
Net asset value at beginning of period  . . . . . . . . .      $  12.49    $  11.52       $ 11.28    $  9.93      10.00(1)
                                                             ------------------------------------------------------------
   Income (loss) from investment operations:
     Net investment income  . . . . . . . . . . . . . . .          0.20        0.17          0.13       0.15       0.02
     Net realized and unrealized gain (loss) on securities         4.04        0.97          0.58       1.48      (0.07)
                                                             ------------------------------------------------------------
     Total income (loss) from investment operations . . .          4.24        1.14          0.71       1.63      (0.05)
                                                             ------------------------------------------------------------
   Distributions:
     Distributions from net investment income . . . . . .         (0.20)      (0.17)        (0.13)     (0.15)     (0.02)
     Distributions from net realized gain on securities .         (0.28)                    (0.34)     (0.13)
                                                             ------------------------------------------------------------
     Total distributions  . . . . . . . . . . . . . . . .         (0.48)      (0.17)        (0.47)     (0.28)     (0.02)
                                                             ------------------------------------------------------------
Net asset value at end of period  . . . . . . . . . . . .        $16.25    $  12.49       $ 11.52    $ 11.28     $ 9.93
                                                             ------------------------------------------------------------
TOTAL RETURN  . . . . . . . . . . . . . . . . . . . . . .         34.50%       9.98%         6.18%     16.64%     (0.50)%
                                                             ------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
   Ratio of expenses to average net assets  . . . . . . .          0.41%       0.44%         0.47%      0.47%      0.04%
   Ratio of net investment income to average net assets .          1.36%       1.44%         1.10%      1.40%      0.21%
   Portfolio turnover rate  . . . . . . . . . . . . . . .            31%         34%           16%        20%         0%
   Number of shares outstanding at end of period (000's)         11,129      10,136         9,381      3,687      1,107
   Net assets at end of period (000's)  . . . . . . . . .      $180,785    $126,567      $108,050    $41,581    $10,989
   Average net assets during the period (000's) . . . . .      $150,448    $120,298      $ 70,690    $22,142    $10,989

(1) The net asset value at the beginning of the period is as of commencement of operations on May 1, 1992.


                                                                                FISCAL YEAR ENDED MAY 31,
                                                             ------------------------------------------------------------
                                                                 1996        1995          1994       1993       1992
                                                             ------------------------------------------------------------
INTERNATIONAL EQUITIES FUND
PER SHARE DATA
Net asset value at beginning of period  . . . . . . . . .        $10.42      $10.14        $ 8.99     $ 8.03     $ 8.58
                                                             ------------------------------------------------------------
   Income (loss) from investment operations:
     Net investment income  . . . . . . . . . . . . . . .          0.17        0.15          0.11       0.18       0.15
     Net realized and unrealized gain (loss) on securities
       and foreign currencies . . . . . . . . . . . . . .          0.97        0.34          1.17       0.93      (0.55)
                                                             ------------------------------------------------------------
     Total income (loss) from investment operations . . .          1.14        0.49          1.28       1.11      (0.40)
                                                             ------------------------------------------------------------
   Distributions:
     Distributions from net investment income . . . . . .         (0.17)      (0.15)        (0.11)     (0.15)     (0.15)
     Distributions from net realized gain on securities .         (0.24)      (0.06)        (0.02)
                                                             ------------------------------------------------------------
     Total distributions  . . . . . . . . . . . . . . . .         (0.41)      (0.21)        (0.13)     (0.15)     (0.15)
                                                             ------------------------------------------------------------
Net asset value at end of period  . . . . . . . . . . . .        $11.15      $10.42        $10.14     $ 8.99     $ 8.03
                                                             ------------------------------------------------------------
TOTAL RETURN  . . . . . . . . . . . . . . . . . . . . . .         11.14%       4.92%        14.31%     14.18%     (4.69)%
                                                             ------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
   Ratio of expenses to average net assets  . . . . . . .          0.42%       0.45%         0.47%      0.53%      0.65%
   Ratio of net investment income to average net assets .          1.65%       1.47%         1.43%      2.33%      1.84%
   Portfolio turnover rate  . . . . . . . . . . . . . . .            20%         14%            7%         9%         5%
   Number of shares outstanding at end of period (000's)         18,497      20,074        17,273      7,429      4,256
   Net assets at end of period (000's)  . . . . . . . . .      $206,259    $209,091      $175,183    $66,809    $34,182
   Average net assets during the period (000's) . . . . .      $204,792    $199,235      $117,264    $45,509    $26,542

SEE NOTES TO FINANCIAL STATEMENTS.

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date. Total returns and ratios for periods of less than one year are not Annualized.

                                                                                                            PERIOD FROM
                                                                              FISCAL YEAR ENDED MAY 31,    APRIL 29, 1994
                                                                             ---------------------------         TO
GROWTH FUND                                                                     1996             1995       MAY 31, 1994
                                                                             --------------------------------------------
PER SHARE DATA
Net asset value at beginning of period  . . . . . . . . . . . . . . . . . .  $      11.43    $      9.87   $     10.00(1)
                                                                             --------------------------------------------
         Income (loss) from investment operations:
           Net investment income  . . . . . . . . . . . . . . . . . . . . .          0.11           0.04          0.01
           Net realized and unrealized gain (loss) on securities  . . . . .          5.27           1.56         (0.13)
                                                                             --------------------------------------------
           Total income (loss) from investment operations . . . . . . . . .          5.38           1.60         (0.12)
                                                                             --------------------------------------------
         Distributions:
           Distributions from net investment income . . . . . . . . . . . .         (0.09)         (0.04)        (0.01)
           Distributions from net realized gain (loss) on securities  . . .         (0.23)
                                                                             --------------------------------------------
           Total distributions  . . . . . . . . . . . . . . . . . . . . . .         (0.32)         (0.04)        (0.01)
                                                                             --------------------------------------------
Net asset value at end of period  . . . . . . . . . . . . . . . . . . . . .  $      16.49    $     11.43   $      9.87
                                                                             --------------------------------------------
TOTAL RETURN      . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         47.46%         16.25%        (1.19)%
                                                                             --------------------------------------------
RATIOS/SUPPLEMENTAL DATA
         Ratio of expenses to average net assets  . . . . . . . . . . . . .          0.83%          0.91%         0.08%
         Ratio of net investment income to average net assets . . . . . . .          0.89%          0.41%         0.11%
         Portfolio turnover rate  . . . . . . . . . . . . . . . . . . . . .            36%            61%            0%
         Number of shares outstanding at end of period (000's)  . . . . . .        25,826          8,800         1,001
         Net assets at end of period (000's)  . . . . . . . . . . . . . . .  $    425,787    $   100,614   $     9,885
         Average net assets during the period (000's) . . . . . . . . . . .  $    238,228    $    42,232   $     9,944

(1) The net asset value at the beginning of the period is as of commencement of operations on April 29, 1994.

                                                                                                            PERIOD FROM
                                                                              FISCAL YEAR ENDED MAY 31,    APRIL 29, 1994
                                                                             ---------------------------         TO
                                                                                1996             1995       MAY 31, 1994
GROWTH & INCOME FUND                                                         --------------------------------------------
PER SHARE DATA
Net asset value at beginning of period  . . . . . . . . . . . . . . . . . .  $   11.09       $   9.87      $  10.00(1)
                                                                             --------------------------------------------
         Income (loss) from investment operations:
           Net investment income  . . . . . . . . . . . . . . . . . . . . .       0.08           0.09          0.02
           Net realized and unrealized gain (loss) on securities  . . . . .       3.77           1.22         (0.13)
                                                                             --------------------------------------------
           Total income (loss) from investment operations . . . . . . . . .       3.85           1.31         (0.11)
                                                                             --------------------------------------------
         Distributions:
           Distributions from net investment income . . . . . . . . . . . .      (0.07)         (0.09)        (0.02)
           Distributions from net realized gain (loss) on securities  . . .      (0.09)
                                                                             --------------------------------------------
           Total distributions  . . . . . . . . . . . . . . . . . . . . . .      (0.16)         (0.09)        (0.02)
                                                                             --------------------------------------------
Net asset value at end of period  . . . . . . . . . . . . . . . . . . . . .  $   14.78       $  11.09      $   9.87
                                                                             --------------------------------------------
TOTAL RETURN      . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      34.85%         13.35%        (1.11)%
                                                                             --------------------------------------------
RATIOS/SUPPLEMENTAL DATA
         Ratio of expenses to average net assets  . . . . . . . . . . . . .       0.79%          0.86%         0.07%
         Ratio of net investment income to average net assets . . . . . . .       0.63%          0.93%         0.22%
         Portfolio turnover rate  . . . . . . . . . . . . . . . . . . . . .         64%            97%           11%
         Number of shares outstanding at end of period (000's)  . . . . . .      7,685          3,867         1,002
         Net assets at end of period (000's)  . . . . . . . . . . . . . . .  $ 113,546       $ 42,867      $  9,890
         Average net assets during the period (000's) . . . . . . . . . . .  $  75,158       $ 21,910      $  9,946

(1) The net asset value at the beginning of the period is as of commencement of operations on April 29, 1994.

SEE NOTES TO FINANCIAL STATEMENTS.

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized.

                                                                                                            PERIOD FROM
                                                                              FISCAL YEAR ENDED MAY 31,    APRIL 29, 1994
                                                                             ---------------------------         TO
                                                                                1996             1995       MAY 31, 1994
SCIENCE & TECHNOLOGY FUND                                                    --------------------------------------------
PER SHARE DATA

Net asset value at beginning of period  . . . . . . . . . . . . . . . . . .  $   14.43       $   9.83      $    10.00(1)
                                                                             --------------------------------------------
         Income (loss) from investment operations:
           Net investment income  . . . . . . . . . . . . . . . . . . . . .       0.00           0.03            0.00
           Net realized and unrealized gain (loss) on securities and
                 foreign currencies . . . . . . . . . . . . . . . . . . . .       8.08           4.72           (0.17)
                                                                             --------------------------------------------
           Total income (loss) from investment operations . . . . . . . . .       8.08           4.75           (0.17)
                                                                             --------------------------------------------
         Distributions:
           Distributions from net investment income . . . . . . . . . . . .      (0.00)         (0.02)           0.00
           Distributions from net realized gain on securities . . . . . . .      (2.03)         (0.13)           0.00
                                                                             --------------------------------------------
           Total distributions  . . . . . . . . . . . . . . . . . . . . . .      (2.03)         (0.15)           0.00
                                                                             --------------------------------------------
Net asset value at end of period  . . . . . . . . . . . . . . . . . . . . .     $20.48       $  14.43      $     9.83
                                                                             --------------------------------------------
TOTAL RETURN      . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      58.28%         48.61%         (1.66)%
                                                                             --------------------------------------------
RATIOS/SUPPLEMENTAL DATA
         Ratio of expenses to average net assets  . . . . . . . . . . . . .       0.94%          1.00%           0.08%
         Ratio of net investment income to average net assets . . . . . . .      (0.07)%         0.36%           0.04%
         Portfolio turnover rate  . . . . . . . . . . . . . . . . . . . . .        116%           121%              0%
         Number of shares outstanding at end of period (000's)  . . . . . .     27,696         11,550           1,001
         Net assets at end of period (000's)  . . . . . . . . . . . . . . .  $ 567,187       $166,683      $    9,834
         Average net assets during the period (000's) . . . . . . . . . . .  $ 363,087       $ 64,974      $    9,918

(1) The net asset value at the beginning of the period is as of commencement of operations on April 29, 1994.

                                                                                     FISCAL YEAR ENDED MAY 31,
                                                                           ---------------------------------------------
SOCIAL AWARENESS FUND                                                        1996     1995      1994     1993      1992
                                                                           ---------------------------------------------
PER SHARE DATA
Net asset value at beginning of period  . . . . . . . . . . . . . . . .    $ 13.02  $ 11.98  $  12.12  $ 11.43  $  11.13
                                                                           ---------------------------------------------
  Income from investment operations:
    Net investment income . . . . . . . . . . . . . . . . . . . . . . .       0.26     0.27      0.26     0.24      0.26
    Net realized and unrealized gain (loss) on securities . . . . . . .       3.37     1.75     (0.02)    1.22      0.30
                                                                           ---------------------------------------------
    Total income from investment operations . . . . . . . . . . . . . .       3.63     2.02      0.24     1.46      0.56
                                                                           ---------------------------------------------
Distributions:
    Distributions from net investment income  . . . . . . . . . . . . .      (0.25)   (0.27)    (0.26)   (0.24)    (0.26)
    Distributions from net realized gain on securities  . . . . . . . .      (0.91)   (0.71)    (0.12)   (0.53)
                                                                           ---------------------------------------------
    Total distributions . . . . . . . . . . . . . . . . . . . . . . . .      (1.16)   (0.98)    (0.38)   (0.77)    (0.26)
                                                                           ---------------------------------------------
Net asset value at end of period  . . . . . . . . . . . . . . . . . . .    $ 15.49  $ 13.02  $  11.98  $ 12.12  $  11.43
                                                                           ---------------------------------------------
TOTAL RETURN  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      28.85%   18.19%     1.97%   13.08%     5.08%
                                                                           ---------------------------------------------
RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets . . . . . . . . . . . . . . .       0.56%    0.58%     0.60%    0.63%     0.16%
  Ratio of net investment income to average net assets  . . . . . . . .       1.80%    2.22%     2.19%    2.14%     2.34%
  Portfolio turnover rate . . . . . . . . . . . . . . . . . . . . . . .        117%     148%       83%     106%      203%
  Number of shares outstanding at end of period (000's) . . . . . . . .      5,220    4,143     3,817    2,819     1,799
  Total net assets at end of period (000's) . . . . . . . . . . . . . .    $80,887  $53,927  $ 45,729  $34,166  $ 20,570
  Average net assets during the period (000's)  . . . . . . . . . . . .    $66,888  $47,942  $ 41,002  $26,920  $ 15,365

SEE NOTES TO FINANCIAL STATEMENTS.

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized.

                                                                                     FISCAL YEAR ENDED MAY 31,
                                                                          ----------------------------------------------
TIMED OPPORTUNITY FUND                                                       1996     1995      1994     1993      1992
                                                                          ----------------------------------------------
PER SHARE DATA
Net asset value at beginning of period  . . . . . . . . . . . . . . . .   $  11.24  $ 10.84  $  11.18  $ 10.66  $  11.05
                                                                          ----------------------------------------------
  Income from investment operations:
    Net investment income . . . . . . . . . . . . . . . . . . . . . . .       0.44     0.44      0.37     0.35      0.30
    Net realized and unrealized gain (loss) on securities . . . . . . .       1.53     0.82     (0.15)    0.61     (0.19)
                                                                          ----------------------------------------------
    Total income from investment operations . . . . . . . . . . . . . .       1.97     1.26      0.22     0.96      0.11
                                                                          ----------------------------------------------
  Distributions:
    Distributions from net investment income  . . . . . . . . . . . . .      (0.44)   (0.44)    (0.37)   (0.35)    (0.30)
    Distributions from net realized gain on securities  . . . . . . . .      (0.22)   (0.42)    (0.19)   (0.09)    (0.20)
                                                                          ----------------------------------------------
    Total distributions . . . . . . . . . . . . . . . . . . . . . . . .      (0.66)   (0.86)    (0.56)   (0.44)    (0.50)
                                                                          ----------------------------------------------
Net asset value at end of period  . . . . . . . . . . . . . . . . . . .   $  12.55  $ 11.24  $  10.84  $ 11.18  $  10.66
                                                                          ----------------------------------------------
TOTAL RETURN  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      17.90%   12.43%     1.86%    9.17%     0.87%
                                                                          ----------------------------------------------
RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets . . . . . . . . . . . . . . .       0.57%    0.58%     0.59%    0.70%     0.90%
  Ratio of net investment income to
    average net assets  . . . . . . . . . . . . . . . . . . . . . . . .       3.62%    4.03%     3.24%    3.28%     2.72%
  Portfolio turnover rate . . . . . . . . . . . . . . . . . . . . . . .        119%     133%       76%      78%      111%
  Number of shares outstanding at end of period (000's) . . . . . . . .     15,142   16,319    17,956   14,758    13,341
  Total net assets at end of period (000's) . . . . . . . . . . . . . .   $190,024  183,393  $194,576  165,002  $142,213

  Average net assets during the period (000's)  . . . . . . . . . . . .   $187,576  186,487  $185,036  151,450  $137,179



                                                                                     FISCAL YEAR ENDED MAY 31,
                                                                          ----------------------------------------------
CAPITAL CONSERVATION FUND                                                    1996     1995      1994     1993      1992
                                                                          ----------------------------------------------
PER SHARE DATA
Net asset value at beginning of period  . . . . . . . . . . . . . . . .   $   9.52  $  9.13  $   9.87  $  9.29  $   8.81
                                                                          ----------------------------------------------
  Income (loss) from investment operations:
    Net investment income . . . . . . . . . . . . . . . . . . . . . . .       0.62     0.63      0.61     0.65      0.69
    Net realized and unrealized gain (loss) on securities . . . . . . .      (0.29)    0.39     (0.69)    0.58      0.48
                                                                          ----------------------------------------------
    Total income (loss) from investment operations  . . . . . . . . . .       0.33     1.02     (0.08)    1.23      1.17
                                                                          ----------------------------------------------
  Distributions:
    Distributions from net investment income  . . . . . . . . . . . . .      (0.62)   (0.63)    (0.61)   (0.65)    (0.69)
    Distributions from net realized gain on securities  . . . . . . . .                         (0.05)
                                                                          ----------------------------------------------
    Total distributions . . . . . . . . . . . . . . . . . . . . . . . .      (0.62)   (0.63)    (0.66)   (0.65)    (0.69)
                                                                          ----------------------------------------------
Net asset value at end of period  . . . . . . . . . . . . . . . . . . .   $   9.23  $  9.52  $   9.13  $  9.87  $   9.29
                                                                          ----------------------------------------------
TOTAL RETURN  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       3.41%   11.80%    (1.13)%  13.60%    13.72%
                                                                          ----------------------------------------------
RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets . . . . . . . . . . . . . . .       0.57%    0.58%     0.59%    0.67%     0.77%
  Ratio of net investment income to average net assets  . . . . . . . .       6.47%    6.88%     6.24%    6.77%     7.80%
  Portfolio turnover rate . . . . . . . . . . . . . . . . . . . . . . .         80%     100%       55%      58%      121%
  Number of shares outstanding at end of period (000's) . . . . . . . .      7,604    6,935     6,712    5,095     3,939
  Total net assets at end of period (000's) . . . . . . . . . . . . . .   $ 70,212  $66,031  $ 61,305  $50,290  $ 36,609
  Average net assets during the period (000's)  . . . . . . . . . . . .   $ 70,271  $61,568  $ 59,210  $43,316  $ 29,793

SEE NOTES TO FINANCIAL STATEMENTS.

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized.

                                                                                     FISCAL YEAR ENDED MAY 31,
                                                                          ----------------------------------------------
GOVERNMENT SECURITIES FUND                                                   1996     1995      1994    1993      1992
                                                                          ----------------------------------------------
PER SHARE DATA
Net asset value at beginning of period  . . . . . . . . . . . . . . . .   $   9.89  $  9.55  $  10.30  $  9.84  $   9.34
                                                                          ----------------------------------------------
  Income (loss) from investment operations:
    Net investment income . . . . . . . . . . . . . . . . . . . . . . .       0.61     0.60      0.55     0.61      0.65
    Net realized and unrealized gain (loss) on securities . . . . . . .      (0.28)    0.35     (0.59)    0.59      0.49
                                                                          ----------------------------------------------
    Total income (loss) from investment operations  . . . . . . . . . .       0.33     0.95     (0.04)    1.20      1.14
                                                                          ----------------------------------------------
  Distributions:
    Distributions from net investment income  . . . . . . . . . . . . .      (0.61)   (0.61)    (0.55)   (0.61)    (0.64)
    Distributions from net realized gain on securities  . . . . . . . .                         (0.16)   (0.13)
                                                                          ----------------------------------------------
    Total distributions . . . . . . . . . . . . . . . . . . . . . . . .      (0.61)   (0.61)    (0.71)   (0.74)    (0.64)
                                                                          ----------------------------------------------
Net asset value at end of period  . . . . . . . . . . . . . . . . . . .   $   9.61  $  9.89  $   9.55  $ 10.30  $   9.84
                                                                          ----------------------------------------------
TOTAL RETURN  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       3.32%   10.43%    (0.66)%  12.56%    12.60%
                                                                          ----------------------------------------------
RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets . . . . . . . . . . . . . . .       0.56%    0.58%     0.59%    0.67%     0.76%
  Ratio of net investment income to average net assets  . . . . . . . .       6.21%    6.36%     5.44%    6.08%     6.77%
  Portfolio turnover rate . . . . . . . . . . . . . . . . . . . . . . .         36%     229%       85%     105%       78%
  Number of shares outstanding at end of period (000's) . . . . . . . .      8,164    5,478     4,544    3,110     2,090
  Total net assets at end of period (000's) . . . . . . . . . . . . . .   $ 78,423  $54,174  $ 43,401  $32,023  $ 20,559
  Average net assets during the period (000's)  . . . . . . . . . . . .   $ 68,017  $45,200  $ 41,596  $26,145  $1 7,069



                                                                                                               PERIOD FROM
                                                                                                                OCTOBER 1,
                                                                                 FISCAL YEAR ENDED MAY 31,       1991 TO
                                                                          ------------------------------------   MAY 31,
INTERNATIONAL GOVERNMENT BOND FUND                                           1996     1995      1994     1993     1992
                                                                          ------------------------------------------------
PER SHARE DATA
Net asset value at beginning of period  . . . . . . . . . . . . . . . .   $  12.72  $ 10.97  $  11.16  $ 10.43  $  10.00(1)
                                                                          ----------------------------------------------
  Income (loss) from investment operations:
    Net investment income . . . . . . . . . . . . . . . . . . . . . . .       0.65     0.65      0.62     0.76      0.48
    Net realized and unrealized gain (loss) on securities
      and foreign currencies  . . . . . . . . . . . . . . . . . . . . .      (0.89)    1.80     (0.20)    0.70      0.42
                                                                          ----------------------------------------------
    Total income (loss) from investment operations  . . . . . . . . . .      (0.24)    2.45      0.42     1.46      0.90
                                                                          ----------------------------------------------
  Distributions:
    Distributions from net investment income  . . . . . . . . . . . . .      (0.68)   (0.70)    (0.60)   (0.73)    (0.47)
    Distributions from net realized gain on securities  . . . . . . . .      (0.01)             (0.01)
                                                                          ----------------------------------------------
      Total distributions . . . . . . . . . . . . . . . . . . . . . . .      (0.69)   (0.70)    (0.61)   (0.73)    (0.47)
                                                                          ----------------------------------------------
Net asset value at end of period  . . . . . . . . . . . . . . . . . . .     $11.79  $ 12.72  $  10.97  $ 11.16  $  10.43
                                                                          ----------------------------------------------
TOTAL RETURN  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      (1.91)%  23.23%     3.87%   14.50%     9.18%
                                                                          ----------------------------------------------
RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets . . . . . . . . . . . . . . .       0.56%    0.59%     0.48%    0.14%     0.08%
  Ratio of net investment income to average net assets  . . . . . . . .       5.45%    5.83%     5.87%    7.02%     4.62%
  Portfolio turnover rate . . . . . . . . . . . . . . . . . . . . . . .         11%       6%        3%      26%       12%
  Number of shares outstanding at end of period (000's) . . . . . . . .     12,073    6,111     3,741    2,062     1,259
  Total net assets at end of period (000's) . . . . . . . . . . . . . .   $142,383  $77,734  $ 41,028  $23,009  $ 13,126
  Average net assets during the period (000's)  . . . . . . . . . . . .   $114,693  $51,451  $ 33,561  $18,135  $ 11,938

(1) The net asset value at the beginning of the period is as of commencement of operations on October 1, 1991.

SEE NOTES TO FINANCIAL STATEMENTS.

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized.


                                                                                     FISCAL YEAR ENDED May 31,
                                                                          ----------------------------------------------
MONEY MARKET FUND                                                            1996     1995      1994     1993     1992
                                                                          ----------------------------------------------
PER SHARE DATA
Net asset value at beginning of period  . . . . . . . . . . . . . . . .   $   1.00  $  1.00  $   1.00  $  1.00  $   1.00
                                                                          ----------------------------------------------
  Income from investment operations:
    Net investment income . . . . . . . . . . . . . . . . . . . . . . .       0.05     0.05      0.03     0.03      0.05
                                                                          ----------------------------------------------
  Distributions:
    Distributions from net investment income  . . . . . . . . . . . . .      (0.05)   (0.05)    (0.03)   (0.03)    (0.05)
                                                                          ----------------------------------------------
Net asset value at end of period  . . . . . . . . . . . . . . . . . . .   $   1.00  $  1.00  $   1.00  $  1.00  $   1.00
                                                                          ----------------------------------------------
TOTAL RETURN  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       5.26%    4.90%     2.83%    2.85%     4.47%
                                                                          ----------------------------------------------
RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets . . . . . . . . . . . . . . .       0.57%    0.57%     0.58%    0.63%     0.67%
  Ratio of net investment income to average net assets  . . . . . . . .       5.14%    4.75%     2.78%    2.81%     4.42%
  Number of shares outstanding at end of period (000's) . . . . . . . .     83,618   82,256    50,534   45,323    48,355
  Total net assets at end of period (000's) . . . . . . . . . . . . . .   $ 83,618  $82,254  $ 50,533  $45,322  $ 48,353
  Average net assets during the period (000's)  . . . . . . . . . . . .   $ 84,271  $67,021  $ 46,222  $45,562  $ 46,305

SEE NOTES TO FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT AUDITORS


TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
AMERICAN GENERAL SERIES PORTFOLIO COMPANY

We have audited the accompanying statements of net assets of Stock Index Fund, MidCap Index Fund, Small Cap Index Fund, International Equities Fund, Growth Fund, Growth & Income Fund, Science & Technology Fund, Social Awareness Fund, Timed Opportunity Fund, Capital Conservation Fund, Government Securities Fund, International Government Bond Fund, and Money Market Fund (such "Funds" comprising the American General Series Portfolio Company) as of May 31, 1996. We have also audited for each of the Funds the related statement of operations for the year ended May 31, 1996, the statement of changes in net assets for each of the two years in the period ended May 31, 1996, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds comprising the American General Series Portfolio Company at May 31, 1996, the results of their operations and the changes in their net assets for the periods identified above, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.



                                        ERNST & YOUNG LLP
Houston, Texas
July 12, 1996

AMERICAN GENERAL SERIES PORTFOLIO COMPANY

    BOARD OF DIRECTORS                      SHAREHOLDER SERVICE AGENT
    Stephen D. Bickel                       The Variable Annuity Life
    Norman Hackerman                             Insurance Company (VALIC)
    John W. Lancaster                       2929 Allen Parkway
    Ben H. Love                             Houston, Texas 77019
    Joe C. Osborne
    F. Robert Paulsen                       OFFICERS
    Peter V. Tuters                         Stephen D. Bickel,
    R. Miller Upton                              Chairman and President
    Thomas L. West, Jr.                     Thomas L. West, Jr.,
                                                 Executive Vice President
    DISTRIBUTOR                             Norman Jaskol,
    The Variable Annuity Marketing               Vice President and
         Company (VAMCO)                         Senior Investment Officer
    2929 Allen Parkway                      Brent C. Nelson,
    Houston, Texas 77019                         Vice President
                                            Teresa S. Moro,
    CUSTODIAN                                    Vice President and
    State Street Bank and Trust Company          Investment Officer
    225 Franklin Street                     John W. Mossbarger,
    Boston, Massachusetts 02110                  Vice President and
                                                 Investment Officer
    INVESTMENT ADVISER                      Leon A. Olver,
    The Variable Annuity Life                    Vice President and
         Insurance Company (VALIC)               Investment Officer
    2929 Allen Parkway                      William Trimbur, Jr.,
    Houston, Texas 77019                         Vice President and
                                                 Investment Officer
    INVESTMENT SUB-ADVISERS                 Cynthia A. Toles,
    Bankers Trust Company                        General Counsel
    280 Park Avenue                              and Secretary
    New York, New York 10017                Gregory R. Seward,
                                                 Treasurer and Controller
    T. Rowe Price Associates, Inc.          Betty J. North,
    100 East Pratt Street                        Assistant Vice President
    Baltimore, Maryland 21202               David H. den Boer,
                                                 Assistant Secretary
    Value Line, Inc.                        Debra A. Yeang,
    220 East 42nd Street                         Assistant Treasurer
    New York, New York 10017-5891           Kay Kramer,
                                                 Assistant Controller
    INDEPENDENT AUDITORS
    Ernst & Young LLP
    1221 McKinney
    Houston, Texas 77010


    This report is for the information of the shareholders and variable contract owners participating in the American General Series Portfolio Company. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

    If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your account representative.

"Standard & Poor's(R)", "Standard & Poor's MidCap 400 Index" and "S&P 500(R)" are trademarks of Standard & Poor's Corporation. The Stock Index Fund and MidCap Index Fund are not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the funds. The Russell 2000(R) Index is a trademark / service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company.


                                [VALIC LOGO]
     (C)1996 The Variable Annuity Life Insurance Company, Houston, Texas VALIC is a registered service mark of The Variable Annuity Life Insurance
                                   Company
                              VA 9530 VER 5/96

AMERICAN GENERAL SERIES PORTFOLIO COMPANY                   -----------------
                                                                Bulk Rate
P.O. Box 3206                                                  U.S. Postage
Houston, Texas 772-3206                                            PAID
                                                             Permit No. 6748
                                                              Houston, Texas
                                                            -----------------



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